UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-08764

PACE® Select Advisors Trust
(Exact name of registrant as specified in charter)

1285 Avenue of the Americas New York, New York		10019-6028
(Address of principal executive offices)		(Zip code)

Mark F. Kemper, Esq. UBS Global Asset Management 1285 Avenue of the Americas New York, NY 10019-6028
(Name and address of agent for service)
Copy to: Jack W. Murphy, Esq. Dechert LLP 1900 K Street, N.W. Washington, DC 20006
Registrant’s telephone number, including area code:		212-821 3000

Date of fiscal year end:	July 31

Date of reporting period:	April 30, 2013

Item 1.  Schedule of Investments

PACE Select Advisors Trust

PACE Money Market Investments

Schedule of investments – April 30, 2013 (unaudited)

	Face amount ($)	Value ($)
US government and agency obligations—15.02%
Federal Home Loan Bank
0.125%, due 03/27/14	1,500,000	1,499,362
Federal Home Loan Mortgage Corp.
0.150%, due 05/06/13*,1	3,000,000	2,999,983
0.140%, due 07/09/13*,2	3,000,000	2,999,195
Federal National Mortgage Association
0.150%, due 09/03/13*,2	6,000,000	5,996,875
US Treasury Bill
0.106%, due 08/01/13[2]	3,000,000	2,999,187
US Treasury Notes
1.375%, due 05/15/13	5,000,000	5,002,344
0.375%, due 06/30/13	3,000,000	3,000,968
3.125%, due 08/31/13	3,000,000	3,029,215
0.125%, due 09/30/13	3,000,000	2,999,050
0.500%, due 11/15/13	6,000,000	6,010,128
0.750%, due 12/15/13	6,000,000	6,021,029
1.000%, due 01/15/14	1,000,000	1,005,799
Total US government and agency obligations (cost—$43,563,135)		43,563,135

Certificates of deposit—13.27%
Banking-non-US—11.37%
Bank of Montreal
0.200%, due 06/06/13	3,000,000	3,000,000
Bank of Tokyo-Mitsubishi UFJ Ltd.
0.210%, due 07/08/13	3,000,000	3,000,000
Mizuho Corporate Bank Ltd.
0.230%, due 07/09/13	4,000,000	4,000,000
Norinchukin Bank
0.170%, due 05/02/13	3,000,000	3,000,000
0.160%, due 05/07/13	5,000,000	5,000,000
Oversea-Chinese Banking Corp., Ltd.
0.190%, due 05/06/13	4,000,000	4,000,011
Sumitomo Mitsui Banking Corp.
0.230%, due 05/06/13	3,000,000	3,000,000
0.230%, due 07/08/13	5,000,000	5,000,000
Svenska Handelsbanken AB
0.200%, due 07/01/13	3,000,000	3,000,000
		33,000,011
Banking-US—1.90%
Bank of America N.A.
0.190%, due 05/31/13	2,500,000	2,500,000
Wells Fargo Bank N.A.
0.170%, due 06/07/13	3,000,000	3,000,000
		5,500,000
Total certificates of deposit (cost—$38,500,011)		38,500,011

Commercial paper[2]—60.49%
Asset backed-auto & truck—3.07%
FCAR Owner Trust II

PACE Select Advisors Trust

PACE Money Market Investments

Schedule of investments – April 30, 2013 (unaudited)

	Face amount ($)	Value ($)
Commercial paper[2]—(continued)
Asset backed-auto & truck—(concluded)
0.200%, due 05/15/13	3,000,000	2,999,767
0.190%, due 06/03/13	3,000,000	2,999,477
0.200%, due 06/17/13	2,000,000	1,999,478
0.200%, due 07/15/13	910,000	909,621
		8,908,343
Asset backed-banking US—1.72%
Atlantis One Funding
0.200%, due 06/24/13	5,000,000	4,998,500

Asset backed-miscellaneous—19.59%
Barton Capital LLC
0.180%, due 05/02/13	1,325,000	1,324,993
Cancara Asset Securitisation LLC
0.230%, due 05/03/13	1,000,000	999,987
0.200%, due 05/16/13	3,000,000	2,999,750
0.190%, due 06/18/13	1,000,000	999,747
Gotham Funding Corp.
0.170%, due 05/03/13	3,500,000	3,499,967
Jupiter Securitization Co. LLC
0.120%, due 05/01/13	5,000,000	5,000,000
0.260%, due 09/10/13	3,000,000	2,997,140
Liberty Street Funding LLC
0.160%, due 05/08/13	4,000,000	3,999,876
0.160%, due 05/10/13	2,000,000	1,999,920
0.160%, due 05/28/13	2,000,000	1,999,760
Nieuw Amsterdam Receivables Corp.
0.170%, due 05/02/13	5,000,000	4,999,976
0.160%, due 05/20/13	2,000,000	1,999,831
0.160%, due 05/22/13	1,000,000	999,907
Regency Markets No. 1 LLC
0.170%, due 05/03/13	2,000,000	1,999,981
0.170%, due 05/15/13	4,000,000	3,999,736
0.180%, due 05/17/13	3,000,000	2,999,760
Sheffield Receivables Corp.
0.180%, due 06/13/13	2,000,000	1,999,570
0.200%, due 07/09/13	2,000,000	1,999,233
0.200%, due 07/12/13	5,000,000	4,998,000
Victory Receivables Corp.
0.180%, due 05/08/13	5,000,000	4,999,825
		56,816,959
Banking-non-US—10.27%
DBS Bank Ltd.
0.220%, due 07/10/13	1,800,000	1,799,230
Erste Abwicklungsanstalt
0.200%, due 05/10/13	2,000,000	1,999,900
0.180%, due 06/03/13	3,000,000	2,999,505
Lloyds TSB Bank PLC
0.210%, due 06/26/13	3,000,000	2,999,020
Mizuho Funding LLC
0.230%, due 07/01/13	5,000,000	4,998,051
Oversea-Chinese Banking Corp., Ltd.
0.170%, due 05/06/13	5,000,000	4,999,882

PACE Select Advisors Trust

PACE Money Market Investments

Schedule of investments – April 30, 2013 (unaudited)

	Face amount ($)	Value ($)
Commercial paper[2]—(continued)
Banking-non-US—(concluded)
Skandinaviska Enskilda Banken AB
0.215%, due 07/15/13	3,000,000	2,998,656
Sumitomo Mitsui Banking Corp.
0.230%, due 06/04/13	1,000,000	999,783
UOB Funding LLC
0.200%, due 06/26/13	2,000,000	1,999,378
Westpac Securities NZ Ltd.
0.250%, due 05/20/13[1]	3,000,000	2,999,879
0.364%, due 07/02/13[1]	1,000,000	1,000,000
		29,793,284
Banking-US—14.99%
Barclays US Funding Corp.
0.220%, due 05/15/13	5,000,000	4,999,572
Bedford Row Funding Corp.
0.420%, due 12/16/13	1,500,000	1,495,993
BNP Paribas Finance, Inc.
0.230%, due 06/17/13	3,000,000	2,999,099
Nordea North America, Inc.
0.190%, due 07/01/13	5,000,000	4,998,390
Northern Pines Funding LLC
0.190%, due 05/30/13	5,000,000	4,999,235
0.500%, due 07/01/13	3,000,000	2,997,458
Rabobank USA Finance Corp.
0.245%, due 08/12/13	2,000,000	1,998,598
Societe Generale N.A., Inc.
0.150%, due 05/01/13	3,000,000	3,000,000
0.220%, due 06/03/13	5,000,000	4,998,992
State Street Corp.
0.200%, due 05/06/13	5,000,000	4,999,861
0.170%, due 05/13/13	3,000,000	2,999,830
Toronto-Dominion Holdings USA, Inc.
0.195%, due 05/17/13	1,000,000	999,913
Wells Fargo
0.180%, due 08/15/13	2,000,000	1,998,940
		43,485,881
Energy-integrated—1.72%
CNPC Finance HK Ltd.
0.255%, due 06/19/13	5,000,000	4,998,265

Finance-captive automotive—2.07%
Toyota Motor Credit Corp.
0.230%, due 05/22/13	3,000,000	2,999,597
0.240%, due 08/30/13	3,000,000	2,997,580
		5,997,177
Finance-non-captive diversified—1.38%
General Electric Capital Corp.
0.220%, due 06/07/13	3,000,000	2,999,322

PACE Select Advisors Trust

PACE Money Market Investments

Schedule of investments – April 30, 2013 (unaudited)

Security description	Face amount ($)	Value ($)
Commercial paper[2]—(concluded)
Finance-non-captive diversified—(concluded)
0.240%, due 10/02/13	1,000,000	998,973
		3,998,295
Insurance-life—3.27%
MetLife Short Term Funding LLC
0.140%, due 05/14/13	2,000,000	1,999,899
Prudential Funding LLC
0.190%, due 05/15/13	5,000,000	4,999,631
Prudential PLC
0.170%, due 05/02/13	2,500,000	2,499,988
		9,499,518
Pharmaceuticals—2.41%
Merck & Co., Inc.
0.100%, due 05/06/13	3,000,000	2,999,958
Sanofi-Aventis
0.155%, due 06/26/13	4,000,000	3,999,036
		6,998,994

Total commercial paper (cost—$175,495,216)		175,495,216

Repurchase agreements—10.88%
Repurchase agreement dated 04/30/13 with Barclays Capital, Inc., 0.150% due 05/01/13, collateralized by $10,190,100 US Treasury Notes, 0.250% due 03/31/15; (value—$10,200,067); proceeds: $10,000,042	10,000,000	10,000,000

Repurchase agreement dated 04/30/13 with Deutsche Bank Securities, Inc., 0.150% due 05/01/13, collateralized by $21,806,000 Federal Home Loan Mortgage Corp. obligations, 1.570% due 01/08/20; (value—$21,930,173); proceeds: $21,500,090	21,500,000	21,500,000

PACE Select Advisors Trust

PACE Money Market Investments

Schedule of investments – April 30, 2013 (unaudited)

	Face amount ($)	Value($)
Repurchase agreements—(concluded)
Repurchase agreement dated 04/30/13 with State Street Bank and Trust Co., 0.010% due 05/01/13, collateralized by $55,509 Federal National Mortgage Association obligations, 2.110% due 11/07/22; (value—$56,121); proceeds: $55,000	55,000	55,000
Total repurchase agreements (cost—$31,555,000)		31,555,000
Total investments (cost—$289,113,362 which approximates cost for federal income tax purposes)—99.66%		289,113,362
Other assets in excess of liabilities—0.34%		988,651
Net assets (applicable to 290,103,778 shares of beneficial interest outstanding equivalent to $1.00 per share)—100.00%		290,102,013

For a listing of defined portfolio acronyms that are used throughout the Schedule of investments as well as the tables that follow, please refer to the end of the last Portfolio.

Affiliated issuer activity

The table below details the Portfolio’s transaction activity in an affiliated issuer during the nine months ended April 30, 2013. The investment manager earns a management fee from UBS Private Money Market Fund LLC. Please see the Notes to financial statements in the most recent shareholder report for further information.

Net income
			Sales		earned from
		Purchases	during the		affiliate for the
		during the	nine months		nine months
	Value at	nine months ended	ended	Value at	ended
Security description	07/31/12 ($)	04/30/13 ($)	04/30/13 ($)	04/30/13 ($)	04/30/13 ($)
UBS Private Money Market Fund LLC	—	15,300,000	15,300,000	—	36

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2013 in valuing the Portfolio’s investments:

	Unadjusted quoted prices in active markets for identical investments (Level 1) ($)	Other significant observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)
US government and agency obligations	—	43,563,135	—	43,563,135
Certificates of deposit	—	38,500,011	—	38,500,011
Commercial paper	—	175,495,216	—	175,495,216
Repurchase agreements	—	31,555,000	—	31,555,000
Total	—	289,113,362	—	289,113,362

At April 30, 2013, there were no transfers between Level 1 and Level 2.

Issuer breakdown by country or territory of origin

Percentage of total investments (%)
United States	72.3
Japan	12.1
Singapore	3.7
Sweden	2.8
United Kingdom	1.9
Germany	1.7
China	1.7
Australia	1.4
France	1.4
Canada	1.0
Total	100.0

Weighted average maturity—47 days

Portfolio footnotes

*                                         On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation into conservatorship, and the US Treasury guaranteed the debt issued by those organizations.

1                                         Variable or floating rate security. The interest rate shown is the current rate as of April 30, 2013 and changes periodically. The maturity date reflects earlier of reset date or stated maturity date.

2                                         Rates shown are the discount rates at date of purchase.

For more information regarding the Portfolio’s other significant accounting policies, please refer to the Portfolio’s semiannual report to shareholders dated January 31, 2013.

PACE Select Advisors Trust

PACE Government Securities Fixed Income Investments

Schedule of investments – April 30, 2013 (unaudited)

	Face amount ($)	Value ($)
US government obligations—0.35%
US Treasury Notes
0.250%, due 02/28/14	300,000	300,293
0.625%, due 04/30/18	880,000	877,732
2.000%, due 02/15/23	900,000	926,297
Total US government obligations (cost—$2,093,253)		2,104,322

Government national mortgage association certificates—32.56%
GNMA
2.500%, due 06/15/27	6,547,203	6,871,972
3.500%, due 12/15/40	209,669	228,947
4.500%, due 06/15/39	637,886	696,331
4.500%, due 07/15/39	165,419	180,535
4.500%, due 08/15/39	1,334,221	1,456,139
4.500%, due 09/15/39	2,124,814	2,354,167
4.500%, due 11/15/39	480,795	524,729
4.500%, due 01/15/40	613,021	672,058
4.500%, due 05/15/40	259,591	284,636
4.500%, due 06/15/40	578,359	633,377
5.000%, due 12/15/34	11,201	12,340
5.000%, due 05/15/36	144,691	158,591
5.000%, due 04/15/38	13,070	14,293
5.000%, due 03/15/39	845,311	927,573
5.000%, due 08/15/39	1,120,233	1,229,249
5.000%, due 09/15/39	1,317,875	1,446,124
5.000%, due 10/15/39	1,417,705	1,555,669
5.000%, due 12/15/39	41,508	45,547
5.000%, due 05/15/40	973,585	1,071,347
5.000%, due 06/15/40	1,425,712	1,572,030
5.000%, due 09/15/40	16,980	18,723
5.000%, due 05/15/41	301,549	332,779
5.500%, due 06/15/37	9,619	10,516
5.500%, due 07/15/37	40,891	44,704
5.500%, due 02/15/38	13,031	14,246
5.500%, due 08/15/38	323,234	353,376
5.500%, due 09/15/38	435,028	475,596
5.500%, due 10/15/38	2,347,075	2,569,467
5.500%, due 12/15/38	42,341	46,290
5.500%, due 03/15/39	418,151	462,448
5.500%, due 05/15/39	326,310	356,740
5.500%, due 09/15/39	1,595,937	1,744,762
5.500%, due 01/15/40	14,187	15,510
5.500%, due 03/15/40	315,789	345,237
5.500%, due 05/15/40	77,929	85,196
6.000%, due 10/15/31	2,276	2,605
6.000%, due 03/15/34	3,598	4,085
6.000%, due 07/15/36	87,681	99,861
6.500%, due 02/15/29	1,768	2,086
6.500%, due 11/15/34	5,043	5,190
6.500%, due 01/15/36	13,039	13,438
6.500%, due 03/15/36	2,024	2,209
6.500%, due 09/15/36	456,821	534,580
6.500%, due 02/15/37	26,028	30,437
6.500%, due 04/15/37	19,648	22,931
6.500%, due 01/15/38	12,635	14,525
6.500%, due 06/15/38	65,095	75,777
6.500%, due 07/15/38	47,189	53,796
6.500%, due 10/15/38	116,799	133,154

PACE Select Advisors Trust

PACE Government Securities Fixed Income Investments

Schedule of investments – April 30, 2013 (unaudited)

	Face amount ($)	Value ($)
Government national mortgage association certificates—(continued)
6.500%, due 11/15/38	19,727	22,490
7.500%, due 08/15/21	4,772	5,268
8.000%, due 02/15/23	955	1,094
8.250%, due 04/15/19	238,315	268,725
10.500%, due 02/15/19	22,839	22,957
10.500%, due 06/15/19	28,162	28,308
10.500%, due 07/15/19	37,116	37,308
10.500%, due 07/15/20	2,861	2,878
10.500%, due 08/15/20	25,855	26,855
10.500%, due 09/15/20	2,902	2,917
11.500%, due 05/15/19	2,570	2,650
GNMA II
2.500%, due 01/20/43[1]	21,000,014	21,443,579
4.000%, due 03/20/41	39,521	43,313
4.000%, due 08/20/41	794,316	870,532
4.000%, due 08/20/42	14,239,041	15,507,336
4.500%, due 06/20/40	8,764,824	9,704,515
4.500%, due 08/20/40	323,437	358,113
4.500%, due 05/20/42	2,589,160	2,866,722
5.000%, due 12/20/33	784,360	864,791
5.000%, due 01/20/34	427,896	471,774
5.000%, due 02/20/38	763,621	835,959
5.000%, due 04/20/38	819,811	897,471
5.000%, due 08/20/41	100,263	109,711
9.000%, due 04/20/25	20,332	24,150
9.000%, due 12/20/26	3,917	4,226
9.000%, due 01/20/27	11,903	12,354
9.000%, due 09/20/30	1,245	1,266
9.000%, due 10/20/30	5,467	6,131
9.000%, due 11/20/30	5,566	5,712
GNMA II ARM
1.625%, due 01/20/23	81,261	84,770
1.625%, due 03/20/23	39,454	41,157
1.625%, due 01/20/24	96,118	100,268
1.625%, due 02/20/25	24,936	26,013
1.625%, due 03/20/26	22,568	23,543
1.625%, due 01/20/27	145,188	151,099
1.625%, due 01/20/28	16,679	17,399
1.625%, due 02/20/28	13,385	13,964
1.750%, due 07/20/17	3,777	3,954
1.750%, due 09/20/21	115,533	120,955
1.750%, due 06/20/22	104,344	109,503
1.750%, due 04/20/24	133,443	140,039
1.750%, due 08/20/25	27,833	29,140
1.750%, due 09/20/25	35,418	37,080
1.750%, due 04/20/26	199,069	208,910
1.750%, due 06/20/26	83,401	87,523
1.750%, due 08/20/26	39,926	41,800
1.750%, due 04/20/27	47,756	50,118
1.750%, due 07/20/27	15,083	15,791
1.750%, due 04/20/30	16,127	16,925
1.750%, due 05/20/30	175,500	184,176
1.750%, due 07/20/30	91,970	96,286
2.000%, due 01/20/25	9,866	10,275
2.000%, due 05/20/25	10,352	10,802
2.000%, due 09/20/26	5,844	6,145
2.000%, due 01/20/27	9,404	9,794
2.000%, due 02/20/27	13,652	14,218
2.000%, due 04/20/27	5,165	5,389
2.000%, due 08/20/27	39,458	41,487

PACE Select Advisors Trust

PACE Government Securities Fixed Income Investments

Schedule of investments – April 30, 2013 (unaudited)

	Face amount ($)	Value ($)
Government national mortgage association certificates—(concluded)
2.000%, due 04/20/30	18,414	19,214
2.000%, due 05/20/30	515,790	538,192
2.000%, due 07/20/30	29,083	30,579
2.000%, due 08/20/30	142,021	149,325
2.500%, due 04/20/18	3,593	3,760
2.500%, due 11/20/21	24,077	25,267
2.500%, due 03/20/25	34,696	36,280
2.500%, due 07/20/30	62,792	65,896
2.500%, due 08/20/30	7,279	7,639
2.500%, due 10/20/30	27,910	29,290
3.000%, due 04/20/18	4,575	4,824
3.000%, due 05/20/25	75,939	80,167
3.000%, due 06/20/25	23,388	24,661
3.500%, due 03/20/25	16,353	17,122
4.000%, due 01/20/18	88,392	94,044
4.000%, due 05/20/18	4,866	5,118
4.000%, due 06/20/19	32,700	34,398
GNMA TBA
3.000%	16,000,000	16,977,500
3.500%[1]	10,000,000	10,862,500
3.500%	1,860,000	2,025,947
4.000%	5,000,000	5,464,844
4.500%	3,000,000	3,272,344
5.000%	12,000,000	13,115,626
5.500%	4,000,000	4,370,625
6.000%	4,000,000	4,516,406
6.500%	1,000,000	1,144,219
GNMA II TBA
3.500%	17,000,000	18,429,064
4.000%	2,000,000	2,175,312
4.500%	8,000,000	8,761,250
5.000%	15,000,000	16,417,969
Total government national mortgage association certificates (cost—$192,962,792)		194,652,928

Federal home loan mortgage corporation certificates*—17.69%
FHLMC
0.160%, due 01/14/14[2]	5,800,000	5,795,847
3.500%, due 09/01/32	1,100,468	1,192,342
4.000%, due 01/01/37	1,227,035	1,315,276
4.500%, due 09/01/40	22,000,805	23,574,592
4.500%, due 04/01/41[1]	3,122,238	3,351,924
4.500%, due 04/01/41	366,504	393,466
4.500%, due 05/01/41	644,970	692,417
5.000%, due 11/01/27	23,057	24,954
5.000%, due 10/01/29	791,018	856,602
5.000%, due 09/01/33	629,533	707,106
5.000%, due 01/01/34	132,680	143,390
5.000%, due 06/01/34	42,258	45,577
5.000%, due 04/01/35	63,299	69,526
5.000%, due 05/01/35	538,925	578,457
5.000%, due 07/01/35	3,192,525	3,443,119
5.000%, due 08/01/35	156,298	168,377
5.000%, due 10/01/35	126,214	135,969
5.000%, due 12/01/35	36,419	39,221
5.000%, due 06/01/37	233,517	250,689
5.000%, due 06/01/39	231,937	248,992
5.000%, due 08/01/39	98,469	105,710
5.000%, due 03/01/40	24,149	26,483
5.000%, due 07/01/40	574,430	624,462

PACE Select Advisors Trust

PACE Government Securities Fixed Income Investments

Schedule of investments – April 30, 2013 (unaudited)

	Face amount ($)	Value ($)
Federal home loan mortgage corporation certificates*—(continued)
5.000%, due 08/01/40	193,319	209,347
5.000%, due 09/01/40	189,674	207,297
5.000%, due 11/01/40	665,686	720,879
5.000%, due 02/01/41	1,372,525	1,486,395
5.000%, due 03/01/41	92,274	100,186
5.000%, due 04/01/41	3,678,985	3,990,351
5.000%, due 05/01/41	805,621	873,210
5.000%, due 06/01/41	172,150	186,638
5.000%, due 07/01/41	159,396	172,810
5.500%, due 06/01/28	8,511	9,214
5.500%, due 02/01/32	6,401	6,976
5.500%, due 12/01/32	8,552	9,320
5.500%, due 02/01/33	418,476	456,049
5.500%, due 05/01/33	6,759	7,358
5.500%, due 06/01/33	598,916	652,690
5.500%, due 12/01/33	204,184	222,517
5.500%, due 12/01/34	183,199	199,419
5.500%, due 06/01/35	3,312,536	3,603,564
5.500%, due 07/01/35	21,457	23,356
5.500%, due 10/01/35	925,182	1,005,696
5.500%, due 12/01/35	441,282	479,247
5.500%, due 06/01/36	1,935,158	2,104,069
5.500%, due 12/01/36	223,203	241,813
5.500%, due 03/01/37	463,117	500,164
5.500%, due 10/01/37	26,768	28,904
5.500%, due 04/01/38	732,716	795,755
5.500%, due 05/01/38	126,710	136,819
5.500%, due 12/01/38	16,091	17,495
5.500%, due 01/01/39	314,454	339,542
5.500%, due 09/01/39	871,224	944,776
5.500%, due 02/01/40	49,546	53,499
5.500%, due 03/01/40	26,552	28,670
5.500%, due 05/01/40	649,980	701,838
5.500%, due 02/01/41	127,233	138,498
6.000%, due 11/01/37	6,792,446	7,403,567
7.000%, due 08/01/25	697	822
9.000%, due 04/01/25	34,443	34,945
11.000%, due 09/01/15	391	398
11.000%, due 10/01/15	119	127
11.000%, due 12/01/15	2,067	2,222
11.000%, due 06/01/19	330	331
11.000%, due 09/01/20	497	536
11.500%, due 01/01/16	1,487	1,512
11.500%, due 01/01/18	4,993	5,013
11.500%, due 06/01/19	15,708	16,191
FHLMC ARM
2.262%, due 01/01/28	29,114	31,138
2.269%, due 11/01/27	120,332	128,765
2.337%, due 04/01/29	191,597	204,362
2.349%, due 07/01/24	200,779	205,117
2.359%, due 10/01/23	96,237	102,916
2.403%, due 11/01/29	442,872	473,956
2.408%, due 07/01/28	163,250	174,575
2.422%, due 06/01/28	387,339	414,102
2.449%, due 12/01/29	102,239	109,415
2.572%, due 10/01/27	305,992	327,500
2.576%, due 11/01/25	242,589	260,619
2.582%, due 01/01/29	217,255	232,188
2.591%, due 10/01/27	260,752	279,439
2.750%, due 01/01/30	33,997	34,336

PACE Select Advisors Trust

PACE Government Securities Fixed Income Investments

Schedule of investments – April 30, 2013 (unaudited)

	Face amount ($)	Value ($)
Federal home loan mortgage corporation certificates*—(concluded)
2.965%, due 10/01/29	3,204	3,336
FHLMC TBA
3.000%	5,000,000	5,208,594
4.000%	17,000,000	18,150,155
5.000%	3,000,000	3,219,844
5.500%	4,000,000	4,318,125
Total federal home loan mortgage corporation certificates (cost—$104,604,788)		105,783,005

Federal housing administration certificates—0.13%
FHA GMAC
7.400%, due 02/01/21[3]	289,047	282,644
FHA Reilly
6.896%, due 07/01/20	509,001	509,001
Total federal housing administration certificates (cost—$798,546)		791,645

Federal national mortgage association certificates*—53.22%
FNMA
2.500%, due 11/01/27	1,932,616	2,024,536
3.500%, due 11/01/25	1,614,844	1,743,837
3.500%, due 03/01/42	991,011	1,064,330
3.500%, due 12/01/42	3,975,649	4,277,239
3.500%, due 03/01/43	1,996,749	2,148,221
4.000%, due 03/01/19	114,775	122,704
4.000%, due 06/01/19	94,422	100,946
4.000%, due 07/01/25	77,054	82,378
4.000%, due 08/01/25	204,546	218,677
4.000%, due 09/01/25	203,979	218,070
4.000%, due 10/01/25	42,744	46,130
4.000%, due 11/01/25	525,387	561,683
4.000%, due 01/01/26	970,480	1,037,693
4.000%, due 02/01/26	3,454,203	3,693,451
4.000%, due 03/01/26	3,085,291	3,298,519
4.000%, due 04/01/26	6,911,590	7,391,225
4.000%, due 05/01/39	331,546	364,205
4.000%, due 09/01/39	746,766	826,627
4.000%, due 11/01/40	864,229	946,930
4.000%, due 01/01/41	4,126,532	4,418,251
4.000%, due 02/01/41	2,120,529	2,270,436
4.000%, due 03/01/41	2,009,352	2,176,365
4.000%, due 11/01/41	1,371,779	1,469,397
4.500%, due 03/01/23	26,373	28,587
4.500%, due 04/01/39	12,712,476	13,816,875
4.500%, due 09/01/39	122,620	135,580
4.500%, due 07/01/41	295,528	319,283
4.500%, due 08/01/41	993,914	1,073,806
5.000%, due 03/01/23	16,947	18,205
5.000%, due 05/01/23	308,992	334,632
5.000%, due 09/01/23	1,318,532	1,428,640
5.000%, due 07/01/24	1,854,265	2,036,740
5.000%, due 09/01/25	1,446,299	1,553,657
5.000%, due 03/01/34	4,968,670	5,414,059
5.000%, due 10/01/34	483,172	526,492
5.000%, due 08/01/41	60,241	66,282
5.000%, due 10/01/41	318,063	349,959
5.500%, due 06/01/17	5,068	5,209
5.500%, due 07/01/27	560,182	610,303

PACE Select Advisors Trust

PACE Government Securities Fixed Income Investments

Schedule of investments – April 30, 2013 (unaudited)

	Face amount ($)	Value ($)
Federal national mortgage association certificates*—(continued)
5.500%, due 02/01/32	25,410	27,858
5.500%, due 11/01/32	274,844	302,098
5.500%, due 12/01/33	3,438	3,807
5.500%, due 04/01/34	195,577	215,853
5.500%, due 01/01/35	188,332	208,538
5.500%, due 09/01/35	182,054	199,139
5.500%, due 11/01/35	632,447	691,801
5.500%, due 04/01/36	97,715	106,732
5.500%, due 05/01/37	1,062,857	1,176,886
5.500%, due 07/01/37	553,933	612,271
5.500%, due 11/01/38	4,896	5,325
5.500%, due 06/01/39	5,039,059	5,569,755
5.500%, due 11/01/39	1,808,986	1,999,502
6.000%, due 11/01/21	189,187	207,753
6.000%, due 06/01/22	20,100	22,177
6.000%, due 01/01/23	508,949	562,841
6.000%, due 03/01/23	926,158	1,017,049
6.000%, due 11/01/26	106,964	117,624
6.000%, due 04/01/32	12,254	13,762
6.000%, due 09/01/32	15,510	17,419
6.000%, due 10/01/32	55,074	61,762
6.000%, due 12/01/32	55,478	62,307
6.000%, due 01/01/33	180,315	202,511
6.000%, due 02/01/33	70,735	79,442
6.000%, due 09/01/34	556,472	624,229
6.000%, due 04/01/35	1,153	1,270
6.000%, due 05/01/35	236,907	261,338
6.000%, due 06/01/35	58,500	64,462
6.000%, due 07/01/35	251,982	277,733
6.000%, due 08/01/35	186,549	205,548
6.000%, due 09/01/35	4,448	4,901
6.000%, due 01/01/36	130,338	145,649
6.000%, due 06/01/36	6,427	7,040
6.000%, due 09/01/36	176,461	195,187
6.000%, due 10/01/36	37,615	41,211
6.000%, due 11/01/36	2,343	2,591
6.000%, due 01/01/37	60,485	66,298
6.000%, due 03/01/37	135,193	149,638
6.000%, due 12/01/37	269,566	294,998
6.000%, due 01/01/38	2,131,475	2,332,571
6.000%, due 08/01/38	73,502	80,437
6.000%, due 09/01/38	35,100	38,411
6.000%, due 10/01/38	1,155,279	1,265,587
6.000%, due 11/01/38	3,246,979	3,574,230
6.000%, due 01/01/39	1,294,627	1,421,330
6.500%, due 06/01/13	159	160
6.500%, due 07/01/13	130	131
6.500%, due 08/01/13	152	153
6.500%, due 09/01/13	1,195	1,203
6.500%, due 10/01/13	539	542
6.500%, due 11/01/13	1,553	1,565
6.500%, due 07/01/19	25,769	27,724
6.500%, due 10/01/36	1,048,430	1,175,522
6.500%, due 02/01/37	16,193	19,269
6.500%, due 07/01/37	212,807	255,019
6.500%, due 08/01/37	394,354	442,909
6.500%, due 09/01/37	557,363	663,239
6.500%, due 12/01/37	799,320	922,847
6.500%, due 08/01/38	15,916	18,955
6.500%, due 05/01/40	4,846,129	5,524,363

PACE Select Advisors Trust

PACE Government Securities Fixed Income Investments

Schedule of investments – April 30, 2013 (unaudited)

	Face amount ($)	Value ($)
Federal national mortgage association certificates*—(concluded)
7.500%, due 11/01/26	23,933	24,379
8.000%, due 11/01/26	34,544	39,139
9.000%, due 02/01/26	24,616	28,627
10.500%, due 09/01/15	1,838	1,862
10.500%, due 08/01/20	653	674
10.500%, due 04/01/22	78	79
11.000%, due 10/01/15	316	317
11.000%, due 02/01/16	328	330
FNMA ARM
1.378%, due 03/01/44	494,554	513,477
1.750%, due 09/01/15	13,239	13,378
1.765%, due 10/01/26	486,342	500,504
1.770%, due 07/01/30	24,090	24,889
2.128%, due 05/01/30	88,247	93,759
2.239%, due 02/01/26	44,590	47,123
2.337%, due 09/01/26	26,156	27,580
2.415%, due 02/01/30	6,826	6,883
2.417%, due 03/01/25	170,558	182,161
2.650%, due 12/01/27	36,021	38,583
FNMA TBA
2.000%	7,000,000	7,157,500
2.500%	17,400,000	18,125,282
3.000%	37,000,000	38,862,032
3.500%	45,000,000	47,890,901
4.000%	43,000,000	46,022,500
4.500%	29,000,000	31,203,516
5.000%[1]	13,000,000	14,074,531
6.000%	10,500,000	11,474,766
Total federal national mortgage association certificates (cost—$315,578,651)		318,167,403

Collateralized mortgage obligations—10.95%
ARM Trust, Series 2005-8, Class 3A21
2.949%, due 11/25/35[4]	1,961,015	1,745,729
Bear Stearns Asset Backed Securities Trust,
Series 2003-AC5, Class A1
5.750%, due 10/25/33[5]	1,903,160	2,010,658
Series 2004-AC3, Class A2
6.000%, due 06/25/34[5]	2,096,070	2,214,380
Chevy Chase Mortgage Funding Corp., Series 2004-1, Class A1
0.480%, due 01/25/35[4,6]	210,102	178,007
Countrywide Alternative Loan Trust, Series 2006-0A2, Class A1
0.409%, due 05/20/46[4]	3,577,047	2,499,301
FHLMC REMIC,*
Series 0023, Class KZ
6.500%, due 11/25/23	48,368	55,603
Series 0159, Class H
4.500%, due 09/15/21	13,254	13,871
Series 1003, Class H
1.000%, due 10/15/20[4]	46,966	47,373
Series 1349, Class PS
7.500%, due 08/15/22	2,521	2,895
Series 1502, Class PX
7.000%, due 04/15/23	334,629	376,627
Series 1534, Class Z
5.000%, due 06/15/23	163,287	163,843
Series 1573, Class PZ
7.000%, due 09/15/23	52,110	59,716

PACE Select Advisors Trust

PACE Government Securities Fixed Income Investments

Schedule of investments – April 30, 2013 (unaudited)

	Face amount ($)	Value ($)
Collateralized mortgage obligations—(continued)
Series 1658, Class GZ
7.000%, due 01/15/24	26,677	30,970
Series 1694, Class Z
6.500%, due 03/15/24	216,131	247,199
Series 1775, Class Z
8.500%, due 03/15/25	6,035	7,001
Series 2411, Class FJ
0.549%, due 12/15/29[4]	43,054	43,024
Series 3339, Class LI
6.281%, due 07/15/37[4,7,8]	3,899,369	456,197
Series 3671, Class FQ
1.049%, due 12/15/36[4]	4,172,943	4,216,792
Series 4182, Class YI
2.500%, due 03/15/28[7,8]	10,941,528	1,290,506
FNMA REMIC,*
Trust 1987-002, Class Z
11.000%, due 11/25/17	94,595	103,090
Trust 1988-007, Class Z
9.250%, due 04/25/18	114,071	125,781
Trust 1992-129, Class L
6.000%, due 07/25/22	7,544	8,412
Trust 1992-158, Class ZZ
7.750%, due 08/25/22	24,001	27,479
Trust 1993-037, Class PX
7.000%, due 03/25/23	289,260	329,337
Trust 1993-240, Class Z
6.250%, due 12/25/13	180	182
Trust 1993-250, Class Z
7.000%, due 12/25/23	7,094	7,382
Trust 2005-088, Class A
0.350%, due 10/25/35[4]	2,166,559	2,108,535
Trust 2012-111, Class HS
3.500%, due 10/25/42[4,7]	389,819	381,672
Trust 2012-151, Class SB
5.694%, due 01/25/43[4,7]	1,475,624	1,467,844
Trust 2013-028, Class YS
5.950%, due 07/25/42[4,7,8]	2,100,000	492,609
Trust G92-040, Class ZC
7.000%, due 07/25/22	31,224	35,025
Trust G94-006, Class PJ
8.000%, due 05/17/24	40,190	46,968
GNMA REMIC,
Trust 2000-009, Class FH
0.700%, due 02/16/30[4]	33,217	33,554
Trust 2007-002, Class BO
0.000%, due 06/20/35[7]	371,129	355,005
Trust 2007-018, Class CO
0.000%, due 03/20/35[7]	32,928	29,229
Trust 2010-H01, Class FA
1.024%, due 01/20/60[4]	5,521,865	5,599,099
Indymac Index Mortgage Loan Trust, Series 2005-AR2, Class 2A1A
0.520%, due 02/25/35[4]	965,697	850,563
JPMorgan Alternative Loan Trust, Series 2008-R4, Class 2A1
0.698%, due 06/27/37[4,6]	3,203,994	2,586,137
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2007-FL1A, Class A1
0.574%, due 07/15/19[4,6]	725,254	709,031
LB Commercial Conduit Mortgage Trust, Series 2007-C3, Class A4
6.081%, due 07/15/44[4]	2,500,000	2,914,662

PACE Select Advisors Trust

PACE Government Securities Fixed Income Investments

Schedule of investments – April 30, 2013 (unaudited)

	Face amount ($)	Value ($)
Collateralized mortgage obligations—(concluded)
MLCC Mortgage Investors, Inc.,
Series 2004-1, Class 2A2
2.322%, due 12/25/34[4]	784,195	795,903
Mortgage Equity Conversion Asset Trust,
Series 2006-SFG3, Class A
0.640%, due 10/25/41[4,6]	1,351,632	1,106,649
Series 2007-FF1, Class A
0.610%, due 01/25/42[4,6]	4,813,108	3,934,716
Series 2007-FF3, Class A
0.650%, due 05/25/42[4,6]	5,835,523	4,796,071
NCUA Guaranteed Notes,
Series 2011-R4, Class 1A
0.580%, due 03/06/20[4]	2,681,826	2,687,699
RBSSP, Resecuritization Trust Certificate,
Series 2009-6, Class 18A1
0.700%, due 12/26/36[4,6]	2,475,808	2,375,139
RiverView HECM Trust,
Series 2008-1, Class A1
0.948%, due 09/26/41[4,6]	6,891,440	5,646,674
Sequoia Mortgage Trust,
Series 5, Class A
0.899%, due 10/19/26[4]	281,884	280,791
Structured ARM Loan,
Series 2007-4, Class 1A2
0.420%, due 05/25/37[4]	459,334	346,449
Structured Asset Mortgage Investments, Inc.,
Series 2006-AR3, Class 11A1
0.410%, due 04/25/36[4]	1,380,711	1,005,737
Series 2007-AR5, Class A2
0.750%, due 09/25/47[4]	7,703,183	2,140,699
Washington Mutual Mortgage Pass-Through Certificates,
Series 2003-AR9, Class 1A6
2.429%, due 09/25/33[4]	2,587,744	2,641,274
Series 2003-AR9, Class 2A
2.462%, due 09/25/33[4]	705,109	719,629
Wells Fargo Mortgage Backed Securities Trust,
Series 2007-14, Class 1A1
6.000%, due 10/25/37	2,995,612	3,096,127
Total collateralized mortgage obligations (cost—$69,139,460)		65,444,845

Asset-backed securities—2.41%
Countrywide Asset-Backed Certificates,
Series 2005-13, Class 3AV3
0.450%, due 04/25/36[4]	734,255	713,060
Cumberland ClO Ltd.,
Series 2005-2A, Class A
0.542%, due 11/10/19[4,6]	2,295,542	2,295,161
EMC Mortgage Loan Trust,
Series 2003-A, Class A2
0.950%, due 08/25/40[4,6]	221,513	211,342
Green Tree Financial Corp.,
Series 1998-2, Class A5
6.240%, due 12/01/28[4]	35,128	36,425
Renaissance Home Equity Loan Trust,
Series 2003-2, Class A
0.640%, due 08/25/33[4]	368,501	349,456
SLM Student Loan Trust,
Series 2008-9, Class A
1.776%, due 04/25/23[4]	4,827,301	5,027,600
Series 2009-D, Class A
3.500%, due 08/17/43[4,7]	3,564,858	3,408,913
Series 2010-A, Class 2A
3.449%, due 05/16/44[4,6]	1,662,523	1,761,081

PACE Select Advisors Trust

PACE Government Securities Fixed Income Investments

Schedule of investments – April 30, 2013 (unaudited)

	Face amount ($)	Value ($)
Asset-backed securities—(concluded)
Specialty Underwriting & Residential Financing,
Series 2003-BC1, Class A
0.880%, due 01/25/34[4]	57,784	51,963
Stone Tower CLO Ltd.,
Series 2007-6A, Class A1
0.508%, due 04/17/21[4,6]	600,000	578,877
Total asset-backed securities (cost—$14,554,746)		14,433,878

Stripped mortgage-backed securities—1.99%
FHLMC Multifamily Structured Pass-Through Certificates,*
Series K005, Class AX
1.568%, due 11/25/19[4,6,8]	24,356,252	1,903,904
Series K014, Class X1
1.440%, due 04/25/21[4,7,8]	8,162,330	676,551
Series K712, Class X1
1.395%, due 11/25/19[4,7,8]	4,700,000	349,778
FHLMC REMIC,*
Series 0013, Class B
7.000%, due 06/25/23[7,8]	119,696	21,367
Series 2136, Class GD
7.000%, due 03/15/29[7,8]	8,411	1,106
Series 2178, Class PI
7.500%, due 08/15/29[6,8]	47,443	7,488
FNMA Aces, Trust 2013-M5, Class X2*
2.404%, due 01/25/22[3,4,7,8]	2,300,000	335,764
GNMA REMIC, Trust 2011-92, Class IX
1.383%, due 11/16/44[4,7,8]	32,181,000	2,604,730
KGS Alpha SBA, Series 2012
1.054%, due 04/25/38[3,7]	95,063,676	4,944,196
WF-RBS Commercial Mortgage Trust,
Series 2011-C4, Class XA
1.006%, due 06/15/44[4,6,8]	28,294,488	1,027,260
Total stripped mortgage-backed securities (cost—$10,820,286)		11,872,144

Repurchase agreements—21.79%
Repurchase agreement dated 04/30/13 with Citigroup Global Markets, Inc., 0.190% due 05/01/13, collateralized by $29,965,000 Federal Home Loan Mortgage Corporation obligations, 1.020% due 10/16/17; (value—$29,991,569); proceeds: $29,400,155	29,400,000	29,400,000

Repurchase agreement dated 04/30/13 with Goldman Sachs & Co., 0.180% due 05/01/13, collateralized by $27,759,000 Federal National Mortgage Association obligations, 4.000% due 12/01/41; (value—$25,823,532); proceeds: $25,000,125	25,000,000	25,000,000

PACE Select Advisors Trust

PACE Government Securities Fixed Income Investments

Schedule of investments – April 30, 2013 (unaudited)

	Face amount ($)	Value ($)
Repurchase agreements—(concluded)
Repurchase agreement dated 04/30/13 with JP Morgan Securities LLC, 0.190% due 05/01/13, collateralized by $3,268,000 Federal National Mortgage Association obligations, 7.250% due 05/15/30; (value—$5,355,105); proceeds: $5,200,027	5,200,000	5,200,000

Repurchase agreement dated 04/30/13 with Morgan Stanley & Co., 0.180% due 05/01/13, collateralized by $30,570,900 US Treasury Bonds, 2.750% due 08/15/42; (value—$30,097,901); proceeds: $29,400,147	29,400,000	29,400,000

Repurchase agreement dated 04/30/13 with Royal Bank of Scotland PLC, 0.190% due 05/01/13, collateralized by $30,000,000 Federal Home Loan Bank obligations, 0.230% due 10/15/14; (value—$30,002,875); proceeds: $29,400,155	29,400,000	29,400,000

Repurchase agreement dated 04/30/13 with State Street Bank and Trust Co., 0.010% due 05/01/13, collateralized by $50,723 Federal National Mortgage Association obligations, 2.140% to 2.170% due 11/07/22 and $699 US Treasury Note, 0.250% due 08/31/14; (value—$52,021); proceeds: $51,000	51,000	51,000

Repurchase agreement dated 04/30/13 with JP Morgan Securities LLC, 0.170% due 05/02/13, collateralized by $11,411,200 US Treasury Note, 2.125% due 12/31/15; (value—$12,054,119); proceeds: $11,800,056	11,800,000	11,800,000

Total repurchase agreements (cost—$130,251,000)		130,251,000
Total investments before investments sold short (cost—$840,803,522)—141.09%		843,501,170

Investments sold short—(6.20)%
FHLMC TBA*
4.500%	(1,000,000)	(1,070,781)
FNMA TBA*
5.000%	(11,000,000)	(11,910,937)
GNMA TBA
3.500%	(2,430,000)	(2,646,802)
GNMA II TBA
2.500%	(21,000,000)	(21,410,155)
Total investments sold short (proceeds—$36,687,995)—(6.20)%		(37,038,675)
Liabilities in excess of other assets—(34.89)%		(208,606,946)
Net assets—100.00%		597,855,549

For a listing of defined portfolio acronyms that are used throughout the Schedule of investments as well as the tables that follow, please refer to the end of the last Portfolio.

PACE Select Advisors Trust

PACE Government Securities Fixed Income Investments

Schedule of investments – April 30, 2013 (unaudited)

Aggregate cost for federal income tax purposes before investments sold short was substantially the same for book purposes; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$8,422,105
Gross unrealized depreciation	(5,724,457)
Net unrealized appreciation	$2,697,648

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2013 in valuing the Portfolio’s investments:

	Unadjusted quoted prices in active markets for identical investments (Level 1) ($)	Other significant observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)
US government obligations	—	2,104,322	—	2,104,322
Government national mortgage association certificates	—	194,652,928	—	194,652,928
Federal home loan mortgage corporation certificates	—	105,783,005	—	105,783,005
Federal housing administration certificates	—	—	791,645	791,645
Federal national mortgage association certificates	—	318,167,403	—	318,167,403
Collateralized mortgage obligations	—	48,296,352	17,148,493	65,444,845
Asset-backed securities	—	14,433,878	—	14,433,878
Stripped mortgage-backed securities	—	2,960,194	8,911,950	11,872,144
Repurchase agreements	—	130,251,000	—	130,251,000
Federal home loan mortgage corporation, federal national mortgage association and government national mortgage association certificates sold short	—	(37,038,675)	—	(37,038,675)
Total	—	779,610,407	26,852,088	806,462,495

At April 30, 2013, there were no transfers between Level 1 and Level 2.

The following is a rollforward of the Portfolio’s investments that were valued using unobservable inputs (Level 3) for the nine months ended April 30, 2013:

			Stripped
	Federal housing	Collateralized	mortgage-
	administration	mortgage	backed
	certificates ($)	obligations ($)	securities ($)	Total ($)
Beginning balance	875,919	17,604,764	4,132,835	22,613,518
Purchases	—	4,381	10,846,208	10,850,589
Sales	(82,739)	(910,024)	(5,254,428)	(6,247,191)
Accrued discounts/(premiums)	(191)	77,128	(1,119,151)	(1,042,214)
Total realized gain/(loss)	—	—	—	—
Net change in unrealized appreciation/depreciation	(1,344)	372,244	306,486	677,386
Transfers into Level 3	—	—	—	—
Transfers out of Level 3	—	—	—	—
Ending balance	791,645	17,148,493	8,911,950	26,852,088

The change in unrealized appreciation/depreciation relating to the Level 3 investments held at April 30, 2013 was $569,997.

PACE Select Advisors Trust

PACE Government Securities Fixed Income Investments

Schedule of investments – April 30, 2013 (unaudited)

Portfolio footnotes

*

On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation into conservatorship, and the US Treasury guaranteed the debt issued by those organizations.

1	Entire amount designated as collateral for investments sold short.
2	Rate shown is the discount rate at date of purchase.
3	Security is being fair valued by a valuation committee under the direction of the board of trustees.
4	Variable or floating rate security. The interest rate shown is the current rate as of April 30, 2013 and changes periodically.
5	Step bond that converts to the noted fixed rate at a designated future date.
6

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities, which represent 4.87% of net assets as of April 30, 2013, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

7	Illiquid security representing 2.81% of net assets as of April 30, 2013.
8

Interest Only Security. This security entitles the holder to receive interest payments from an underlying pool of mortgages. The risk associated with this security is related to the speed of the principal paydowns. High prepayments would result in a smaller amount of interest being received and cause the yield to decrease. Low prepayments would result in a greater amount of interest being received and cause the yield to increase.

For more information regarding the Portfolio’s other significant accounting policies, please refer to the Portfolio’s semiannual report to shareholders dated January 31, 2013.

PACE Select Advisors Trust

PACE Intermediate Fixed Income Investments

Schedule of investments – April 30, 2013 (unaudited)

	Face amount[1]($)	Value($)
US government obligations—75.37%
US Treasury Bonds
2.750%, due 08/15/42	350,000	339,883
3.125%, due 02/15/42	3,370,000	3,540,606
3.125%, due 02/15/43	11,925,500	12,493,822
US Treasury Notes
0.125%, due 04/30/15	42,545,000	42,471,865
0.250%, due 03/31/14	12,100,000	12,112,294
0.250%, due 04/15/16	73,680,000	73,553,344
0.625%, due 04/30/18	71,220,000	71,036,395
1.125%, due 03/31/20	28,878,100	28,945,790
1.250%, due 03/15/14	54,562,500	55,093,229
1.250%, due 02/29/20	38,165,000	38,615,232
2.000%, due 02/15/23	3,450,000	3,550,806
Total US government obligations (cost—$340,758,763)		341,753,266

Federal home loan bank certificate—0.08%
FHLB
5.625%, due 06/13/16 (cost—$352,984)	330,000	380,828

Federal home loan mortgage corporation certificates*—1.26%
FHLMC
0.600%, due 05/22/15	1,265,000	1,265,310
0.600%, due 03/28/16	1,760,000	1,761,753
5.000%, due 11/13/14	2,500,000	2,683,005
Total federal home loan mortgage corporation certificates (cost—$5,639,601)		5,710,068

Federal national mortgage association certificates*—1.63%
FNMA
0.500%, due 03/30/16	700,000	701,756
0.875%, due 05/21/18	3,585,000	3,587,015
FNMA TBA
3.500%[2]	2,900,000	3,084,309
Total federal national mortgage association certificates (cost—$7,360,956)		7,373,080

Collateralized mortgage obligations—5.65%
Arkle Master Issuer PLC, Series 2010-2A, Class 1A1
1.690%, due 05/17/60[3,4]	2,015,000	2,021,984
Arran Cards Funding PLC, Series 2012-1A, Class A1
0.899%, due 07/15/15[3,4]	3,225,000	3,229,218
Commercial Mortgage Pass-Through Certificates,
Series 2006-C5, Class AM
5.343%, due 12/15/39	840,000	935,195
Series 2006-C8, Class AM
5.347%, due 12/10/46	655,000	735,371
Series 2010-C1, Class A1
3.156%, due 07/10/46[3]	1,176,912	1,235,293
Series 2013-GAM, Class A2
3.367%, due 02/10/28[3]	1,090,000	1,140,181
DBRR Trust, Series 2012-EZ1, Class A
0.946%, due 09/25/45[3]	2,417,879	2,423,179

PACE Select Advisors Trust

PACE Intermediate Fixed Income Investments

Schedule of investments – April 30, 2013 (unaudited)

	Face amount[1]($)	Value($)
Collateralized mortgage obligations—(concluded)
FNMA REMIC, Trust 2005-109, Class PV*
6.000%, due 10/25/32	689,692	762,444
FREMF Mortgage Trust, Series 2013-K712, Class B
3.367%, due 05/25/45[3,4]	1,140,000	1,169,338
GNMA REMIC, Trust Series 2006-3, Class B
5.091%, due 01/16/37[4]	496,879	516,473
Holmes Master Issuer PLC, Series 2010-1A, Class A2
1.677%, due 10/15/54[3,4]	1,469,235	1,480,088
JPMorgan Chase Commercial Mortgage Securities,
Series 2004-CB8, Class A1A
4.158%, due 01/12/39[3]	1,739,813	1,774,326
Series 2007-CB18, Class A3
5.447%, due 06/12/47	255,661	263,738
Series 2011-PLSD, Class A2
3.364%, due 11/13/44[3]	800,000	858,426
JPMorgan Mortgage Trust, Series 2013-1, Class 2A2
2.500%, due 03/01/43[3,4]	1,333,447	1,361,750
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2012-CKSV, Class A2
3.277%, due 10/15/30[3]	675,000	686,314
Morgan Stanley Capital I, Series 2005-HQ6, Class A4A
4.989%, due 08/13/42	2,075,000	2,235,319
Morgan Stanley Re-REMIC Trust
1.000%, due 03/27/51[3]	832,361	831,612
Motel 6 Trust, Series 2012-MTL6, Class B
2.743%, due 10/05/25[3]	945,000	962,091
Small Business Administration, Series 2004-P10B, Class 1
4.754%, due 08/10/14	190,328	194,877
STRPS 2012-1 Ltd., Series 2012-1A, Class A
1.500%, due 12/25/44[3]	820,057	811,036
Total collateralized mortgage obligations (cost—$25,091,847)		25,628,253

Asset-backed securities—6.61%
AmeriCredit Automobile Receivables Trust, Series 2012-2, Class B
1.780%, due 03/08/17	1,430,000	1,453,754
Auto ABS Compartiment, Series 2012-2, Class A
2.800%, due 04/27/25[5]	820,998	1,095,128
BMW Vehicle Lease Trust, Series 2012-1, Class A2
0.590%, due 06/20/14	1,089,910	1,090,664
Bumper, Series 2011-2, Class A
1.368%, due 02/23/23[4,5]	812,109	1,077,563
CarMax Auto Owner Trust, Series 2012-3, Class A2
0.430%, due 09/15/15	1,735,000	1,736,286
CNH Equipment Trust, Series 2012-A, Class A2
0.650%, due 07/15/15	172,408	172,496
Credit Acceptance Auto Loan Trust,
Series 2010-1, Class A
2.060%, due 04/16/18[3]	183,570	183,617
Series 2011-1, Class A
2.610%, due 03/15/19[3]	1,105,000	1,121,880
Series 2013-1A, Class A
1.210%, due 10/15/20[3]	1,495,000	1,494,802

PACE Select Advisors Trust

PACE Intermediate Fixed Income Investments

Schedule of investments – April 30, 2013 (unaudited)

	Face amount[1]($)	Value($)
Asset-backed securities—(concluded)
DT Auto Owner Trust, Series 2012-2A, Class A
0.910%, due 11/16/15[3]	831,790	832,347
Ford Credit Floorplan Master Owner Trust,
Series 2012-1, Class C
1.699%, due 01/15/16[4]	1,415,000	1,423,146
Series 2012-2, Class A
1.920%, due 01/15/19	2,535,000	2,619,742
Lehman XS Trust, Series 2005-6, Class 1A1
0.460%, due 11/25/35[4]	387,239	246,995
Mercedes-Benz Auto Lease Trust, Series 2012-A, Class A2
0.660%, due 04/15/14	638,770	638,990
Sallie Mae Student Loan Trust, Series 2010-C, Class A1
1.849%, due 12/15/17[3,4]	243,979	244,716
Santander Consumer Acquired Receivables Trust, Series 2011-51A, Class B
1.660%, due 08/15/16[3]	782,230	786,757
Santander Drive Auto Receivables Trust,
Series 2011-3, Class C
3.090%, due 05/15/17	1,290,000	1,328,825
Series 2011-S1A, Class B
1.480%, due 05/15/17[3]	470,156	471,942
Series 2011-S2A, Class B
2.060%, due 06/15/17[3]	335,477	336,844
Series 2012-1, Class C
3.780%, due 11/15/17	1,240,000	1,297,034
Series 2012-4, Class A2
0.790%, due 08/17/15	1,446,944	1,449,595
Series 2012-5, Class C
2.700%, due 08/15/18	1,200,000	1,234,669
Series 2012-AA, Class A2
0.550%, due 02/16/16[3]	1,645,000	1,645,832
Series 2013-1, Class C
1.760%, due 01/15/19	1,210,000	1,222,363
SLM Student Loan Trust,
Series 2012-A, Class A1
1.599%, due 08/15/25[3,4]	1,296,810	1,316,261
Series 2012-D, Class A1
1.249%, due 06/15/23[3,4]	1,228,088	1,239,170
Structured Receivables Finance LLC, Series 2010-B, Class A
3.730%, due 08/15/36[3]	412,946	444,888
Tiers Trust, Series 2012-01
2.043%, due 05/12/14[3,4]	1,745,000	1,747,181
Total asset-backed securities (cost—$29,592,157)		29,953,487

Corporate notes—27.40%
Banking-non-US—0.96%
BNP Paribas SA
3.250%, due 03/03/23	500,000	503,976
Caixa Economica Federal
2.375%, due 11/06/17[3]	440,000	427,900
HSBC Bank PLC
2.000%, due 01/19/14[3]	1,605,000	1,621,363
Westpac Banking Corp.
1.375%, due 07/17/15[3]	1,775,000	1,805,707
		4,358,946

PACE Select Advisors Trust

PACE Intermediate Fixed Income Investments

Schedule of investments – April 30, 2013 (unaudited)

	Face amount[1]($)	Value($)
Corporate notes—(continued)
Banking-US—4.65%
Bank of America Corp.
1.354%, due 03/22/18[4]	1,025,000	1,022,590
5.625%, due 10/14/16	1,325,000	1,494,691
5.700%, due 01/24/22	1,025,000	1,221,693
6.500%, due 08/01/16	1,370,000	1,580,172
Bank of America Corp. MTN
3.300%, due 01/11/23	1,320,000	1,336,934
Bank of America Corp., Series 1
3.750%, due 07/12/16	650,000	691,464
Capital One Bank USA N.A.
3.375%, due 02/15/23	365,000	371,396
Capital One Financial Corp.
6.750%, due 09/15/17	300,000	363,660
CIT Group, Inc.
4.750%, due 02/15/15[3]	690,000	726,225
5.250%, due 03/15/18	400,000	442,000
Goldman Sachs Group, Inc.
1.476%, due 04/30/18[4]	710,000	709,311
3.625%, due 01/22/23	735,000	762,449
3.700%, due 08/01/15	1,110,000	1,173,770
5.750%, due 01/24/22	2,155,000	2,573,066
JPMorgan Chase & Co.
0.908%, due 02/26/16[4]	1,135,000	1,137,219
1.176%, due 01/25/18[4]	700,000	704,881
3.200%, due 01/25/23	2,645,000	2,710,633
3.250%, due 09/23/22	105,000	107,521
5.150%, due 05/01/23[4,6]	220,000	223,575
Wells Fargo & Co.
0.906%, due 04/23/18[4]	915,000	916,346
Wells Fargo & Co., Series K
7.980%, due 03/15/18[4,6]	700,000	811,125
		21,080,721
Beverages—0.17%
Anheuser-Busch InBev Finance, Inc.
2.625%, due 01/17/23	775,000	784,960

Building products—0.11%
Building Materials Corp. of America
6.750%, due 05/01/21[3]	256,000	283,520
Cemex SAB de CV
5.875%, due 03/25/19[3,7]	200,000	203,500
		487,020
Communications equipment—0.06%
Apple, Inc.
2.400%, due 05/03/23	290,000	289,614

Diversified financial services—0.32%
General Electric Capital Corp.
5.500%, due 01/08/20	620,000	745,381
General Electric Capital Corp. MTN
4.375%, due 09/16/20	640,000	726,052
		1,471,433
Electric-integrated—1.66%
Duke Energy Corp.
3.950%, due 09/15/14	1,845,000	1,929,739

PACE Select Advisors Trust

PACE Intermediate Fixed Income Investments

Schedule of investments – April 30, 2013 (unaudited)

	Face amount[1]($)	Value($)
Corporate notes—(continued)
Electric-integrated—(concluded)
Eaton Corp.
2.750%, due 11/02/22[3]	850,000	861,744
Jabil Circuit, Inc.
8.250%, due 03/15/18	620,000	750,200
Jersey Central Power & Light Co.
5.625%, due 05/01/16	550,000	618,637
Oncor Electric Delivery Co. LLC
4.100%, due 06/01/22	570,000	632,644
Pacificorp
5.500%, due 01/15/19	651,000	789,641
5.750%, due 04/01/37	365,000	470,581
Progress Energy, Inc.
5.625%, due 01/15/16	1,325,000	1,487,141
		7,540,327
Finance-captive automotive—0.90%
CDP Financial, Inc.
4.400%, due 11/25/19[3]	1,545,000	1,791,698
Ford Motor Credit Co. LLC
4.250%, due 09/20/22	975,000	1,031,012
6.625%, due 08/15/17	220,000	258,611
8.125%, due 01/15/20	780,000	1,003,698
		4,085,019
Financial services—4.51%
Ally Financial, Inc.
4.500%, due 02/11/14	2,722,000	2,783,245
5.500%, due 02/15/17	650,000	708,451
American Express Credit Corp.
2.375%, due 03/24/17	1,100,000	1,155,085
Citigroup, Inc.
1.250%, due 01/15/16	1,060,000	1,062,861
3.375%, due 03/01/23	740,000	766,314
4.587%, due 12/15/15	2,290,000	2,495,324
Credit Suisse AG Guernsey
1.625%, due 03/06/15[3]	1,747,000	1,779,316
2.600%, due 05/27/16[3]	2,215,000	2,340,517
Fidelity National Information Services, Inc.
3.500%, due 04/15/23	535,000	539,617
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
8.000%, due 01/15/18	1,195,000	1,284,625
Lehman Brothers Holdings, Inc.
0.000%, due 12/31/49**,8	34,573	15,558
Morgan Stanley
2.125%, due 04/25/18	860,000	861,900
3.750%, due 02/25/23	2,080,000	2,158,716
6.625%, due 04/01/18	400,000	479,525
Novus USA Trust, Series 2013-1
1.587%, due 02/28/14[3,4]	1,215,000	1,215,000
SteelRiver Transmission Co. LLC
4.710%, due 06/30/17[3]	754,835	783,998
		20,430,052
Gaming—0.11%
Caesars Entertainment Operating Co., Inc.
11.250%, due 06/01/17	462,000	488,565

PACE Select Advisors Trust

PACE Intermediate Fixed Income Investments

Schedule of investments – April 30, 2013 (unaudited)

	Face amount[1]($)	Value($)
Corporate notes—(continued)
Health care—0.31%
Biomet, Inc.
6.500%, due 08/01/20[3]	1,300,000	1,417,000

Insurance—1.60%
MetLife Institutional Funding II
1.625%, due 04/02/15[3]	1,920,000	1,953,297
Metropolitan Life Global Funding I
2.000%, due 01/09/15[3]	2,200,000	2,243,635
5.125%, due 06/10/14[3]	245,000	257,414
New York Life Global Funding
0.750%, due 07/24/15[3]	1,545,000	1,551,446
Pacific LifeCorp.
5.125%, due 01/30/43[3]	480,000	489,042
Prudential Financial, Inc. MTN
3.000%, due 05/12/16	350,000	370,397
4.750%, due 09/17/15	360,000	392,179
		7,257,410
Media—0.91%
Comcast Corp.
4.250%, due 01/15/33	480,000	507,547
Dish DBS Corp.
5.875%, due 07/15/22	400,000	408,000
Interpublic Group of Cos., Inc.
6.250%, due 11/15/14	561,000	600,270
NBCUniversal Enterprise, Inc.
0.965%, due 04/15/18[3,4]	920,000	926,033
5.250%, due 03/19/21[3,6]	500,000	504,773
NBCUniversal Media LLC
4.450%, due 01/15/43	375,000	397,268
WMG Acquisition Corp.
6.000%, due 01/15/21[3]	750,000	802,500
		4,146,391
Medical providers—1.25%
Gilead Sciences, Inc.
4.400%, due 12/01/21	510,000	585,132
HCA, Inc.
4.750%, due 05/01/23	1,142,000	1,190,535
6.750%, due 07/15/13	670,000	676,700
St. Jude Medical, Inc.
3.250%, due 04/15/23	534,000	549,930
Tenet Healthcare Corp.
8.875%, due 07/01/19	614,000	693,820
UnitedHealth Group, Inc.
2.875%, due 03/15/22	755,000	775,349
3.375%, due 11/15/21	220,000	235,602
WellPoint, Inc.
7.000%, due 02/15/19	750,000	943,163
		5,650,231
Metals & mining—0.50%
Codelco, Inc.
3.750%, due 11/04/20[3]	370,000	395,230

PACE Select Advisors Trust

PACE Intermediate Fixed Income Investments

Schedule of investments – April 30, 2013 (unaudited)

	Face amount[1]($)	Value($)
Corporate notes—(continued)
Metals & mining—(concluded)
Freeport-McMoRan Copper & Gold, Inc.
3.875%, due 03/15/23[3]	585,000	589,673
Novelis, Inc.
8.750%, due 12/15/20	890,000	1,010,150
Teck Resources Ltd.
5.400%, due 02/01/43	290,000	285,667
		2,280,720
Multi-line insurance—0.49%
American International Group, Inc.
3.000%, due 03/20/15	355,000	368,118
3.800%, due 03/22/17	725,000	786,624
4.875%, due 06/01/22	325,000	374,359
5.450%, due 05/18/17	600,000	686,812
		2,215,913
Oil & gas—2.03%
Anadarko Petroleum Corp.
5.750%, due 06/15/14	600,000	631,279
6.375%, due 09/15/17	945,000	1,131,115
7.625%, due 03/15/14	300,000	317,560
Cenovus Energy, Inc.
4.500%, due 09/15/14	940,000	987,025
Continental Resources, Inc.
8.250%, due 10/01/19	1,420,000	1,597,500
Newfield Exploration Co.
6.875%, due 02/01/20	500,000	545,000
PBF Holding Co. LLC/PBF Finance Corp.
8.250%, due 02/15/20	565,000	638,450
Petroleos Mexicanos
3.500%, due 01/30/23[3]	580,000	589,280
4.875%, due 01/24/22	200,000	227,000
5.500%, due 01/21/21	363,000	426,525
6.000%, due 03/05/20	132,000	158,400
8.000%, due 05/03/19	100,000	130,650
Pioneer Natural Resources Co.
6.875%, due 05/01/18	865,000	1,055,370
Plains Exploration & Production Co.
8.625%, due 10/15/19	310,000	351,075
Transocean, Inc.
5.050%, due 12/15/16	386,000	430,475
		9,216,704
Oil services—0.58%
BP Capital Markets PLC
2.500%, due 11/06/22	1,070,000	1,065,955
Petrobras International Finance Co.
3.875%, due 01/27/16	1,505,000	1,576,367
		2,642,322

PACE Select Advisors Trust

PACE Intermediate Fixed Income Investments

Schedule of investments – April 30, 2013 (unaudited)

	Face amount[1]($)		Value($)
Corporate notes—(continued)
Packaging & containers—0.18%
Crown Americas LLC/Crown Americas Capital Corp. IV
4.500%, due 01/15/23[3]	780,000		796,575

Pharmaceuticals—0.65%
AbbVie, Inc.
2.900%, due 11/06/22[3]	585,000		596,973
Mylan, Inc.
6.000%, due 11/15/18[3]	1,390,000		1,524,355
VPI Escrow Corp.
6.375%, due 10/15/20[3]	748,000		828,410
			2,949,738
Pipelines—1.81%
El Paso Pipeline Partners Operating Co. LLC
4.100%, due 11/15/15	2,725,000		2,924,356
6.500%, due 04/01/20	235,000		289,699
Energy Transfer Partners LP
6.700%, due 07/01/18	900,000		1,097,621
Enterprise Products Operating LLC
3.200%, due 02/01/16	1,525,000		1,621,228
4.850%, due 03/15/44	395,000		424,467
Florida Gas Transmission Co. LLC
5.450%, due 07/15/20[3]	494,000		581,447
Kinder Morgan Energy Partners LP
3.450%, due 02/15/23	225,000		233,245
Plains All American Pipeline LP/PAA Finance Corp.
3.650%, due 06/01/22	345,000		372,706
Williams Cos., Inc.
7.875%, due 09/01/21	520,000		675,422
			8,220,191
Real estate investment trusts—0.27%
American Tower Corp.
3.500%, due 01/31/23	550,000		555,638
UDR, Inc. MTN
4.250%, due 06/01/18	600,000		666,155
			1,221,793
Rental auto/equipment—0.13%
United Rentals North America, Inc.
7.625%, due 04/15/22	500,000		573,750

Retail—0.52%
Dollar General Corp.
4.125%, due 07/15/17	1,015,000		1,110,975
QVC, Inc.
5.950%, due 03/15/43[3]	620,000		637,374
TJX Cos., Inc.
2.500%, due 05/15/23	595,000		596,291
			2,344,640
Special purpose entity—0.30%
Capital One Multi-Asset, Series 4-3C
6.625%, due 06/17/14	GBP	350,000	567,346

PACE Select Advisors Trust

PACE Intermediate Fixed Income Investments

Schedule of investments – April 30, 2013 (unaudited)

	Face amount[1]($)		Value($)
Corporate notes—(continued)
Special purpose entity—(concluded)
Crown Castle Towers LLC
6.113%, due 01/15/20[3]	660,000		811,024
			1,378,370
Telecommunications—0.88%
Qwest Corp.
7.500%, due 10/01/14	194,000		209,587
SBA Tower Trust
4.254%, due 04/15/15[3]	1,200,000		1,248,971
Sprint Nextel Corp.
7.000%, due 03/01/20[3]	498,000		566,475
Telefonica Emisiones SAU
4.570%, due 04/27/23	470,000		482,324
Verizon Communications, Inc.
2.450%, due 11/01/22	750,000		726,721
Virgin Media Secured Finance PLC
5.500%, due 01/15/21	GBP	190,000	307,680
6.500%, due 01/15/18	405,000		431,325
			3,973,083
Telephone-integrated—0.41%
Level 3 Financing, Inc.
8.125%, due 07/01/19	535,000		589,838
Qwest Communications International, Inc.
7.125%, due 04/01/18	1,197,000		1,245,478
			1,835,316
Tobacco—0.46%
Altria Group, Inc.
9.250%, due 08/06/19	450,000		627,850
BAT International Finance PLC
3.250%, due 06/07/22[3]	680,000		718,126
Lorillard Tobacco Co.
8.125%, due 05/01/40	305,000		403,602
Philip Morris International, Inc.
4.125%, due 03/04/43	330,000		334,708
			2,084,286
Utilities—0.53%
CMS Energy Corp.
2.750%, due 05/15/14	815,000		828,896
5.050%, due 03/15/22[7]	495,000		578,713
HD Supply, Inc.
7.500%, due 07/15/20[3,7]	900,000		974,250
			2,381,859
Wireless telecommunications—0.14%
Softbank Corp.
4.500%, due 04/15/20[3]	605,000		626,746
Total corporate notes (cost—$119,863,941)			124,229,695

PACE Select Advisors Trust

PACE Intermediate Fixed Income Investments

Schedule of investments – April 30, 2013 (unaudited)

	Number of shares	Value ($)
Preferred stocks—0.11%

Banking-US—0.05%
The Goldman Sachs Group, Inc.**,4,9	9,170	235,761

Multi-line insurance—0.06%
The Allstate Corp.[4]	9,328	248,125
Total preferred stocks (cost—$463,607)		483,886

	Face amount[1]($)
Non-US government obligations—0.48%
Italy Government International Bond
4.500%, due 01/21/15	173,000	180,824
Republic of Colombia
2.625%, due 03/15/23	530,000	524,700
Republic of Turkey
3.250%, due 03/23/23[7]	700,000	692,125
4.875%, due 04/16/43	570,000	586,387
Russian Foreign Bond
7.500%, due 03/31/30[5,10]	167,625	210,956
Total non-US government obligations (cost—$2,155,327)		2,194,992

Repurchase agreement—0.50%
Repurchase agreement dated 04/30/13 with State Street Bank and Trust Co., 0.010% due 05/01/13, collateralized by $2,271,590 Federal National Mortgage Association obligations, 2.140% to 2.170% due 11/07/22 and $31,287 US Treasury Note, 0.250% due 08/31/14; (value—$2,329,710); proceeds: $2,284,001 (cost—$2,284,000)	2,284,000	2,284,000

	Number of contracts/ Notional amount
Options purchased—0.22%
Call options & swaptions purchased—0.13%
3 Month USD LIBOR 7 Year Swap, strike @ 1.200%, expires 08/27/13 (Counterparty: Credit Suisse International; receive fixed rate); underlying swap terminates 08/29/20[11]	USD	6,400,000	13,821
3 Month USD LIBOR 7 Year Swap, strike @ 1.300%, expires 09/20/13 (Counterparty: Credit Suisse International; receive fixed rate); underlying swap terminates 09/24/20[11]	USD	5,900,000	27,010

PACE Select Advisors Trust

PACE Intermediate Fixed Income Investments

Schedule of investments – April 30, 2013 (unaudited)

	Number of contracts/ Notional amount		Value ($)
Options purchased—(continued)
Call options & swaptions purchased—(concluded)
3 Month USD LIBOR 10 Year Swap, strike @ 1.750%, expires 09/16/13 (Counterparty: JPMorgan Chase Bank; receive fixed rate); underlying swap terminates 09/18/23[11]	USD	6,700,000	36,993
3 Month USD LIBOR 10 Year Swap, strike @ 2.400%, expires 03/20/14 (Counterparty: Credit Suisse International; receive fixed rate); underlying swap terminates 03/24/24[11]	USD	6,000,000	239,739
3 Month USD LIBOR 10 Year Swap, strike @ 2.415%, expires 03/21/14 (Counterparty: Credit Suisse International; receive fixed rate); underlying swap terminates 03/25/24[11]	USD	6,300,000	257,986
USD Call/CAD Put, Strike @ 1.03% expiring 07/24/13	USD	2,310,000	10,561
USD Call/CAD Put, Strike @ 1.05% expiring 07/24/13	USD	2,310,000	4,391
			590,501
Put options & swaptions purchased—0.09%
3 Month USD LIBOR 7 Year Swap, strike @ 1.700%, expires 08/27/13 (Counterparty: Credit Suisse International; receive fixed rate); underlying swap terminates 08/29/20[11]	USD	8,400,000	26,058
3 Month USD LIBOR 7 Year Swap, strike @ 1.800%, expires 09/20/13 (Counterparty: Credit Suisse International; receive fixed rate); underlying swap terminates 09/24/20[11]	USD	7,900,000	24,972
3 Month USD LIBOR 10 Year Swap, strike @ 2.400%, expires 03/20/14 (Counterparty: Credit Suisse International; receive fixed rate); underlying swap terminates 03/24/24[11]	USD	6,000,000	95,566
3 Month USD LIBOR 10 Year Swap, strike @ 2.415%, expires 03/21/14 (Counterparty: Credit Suisse International; receive fixed rate); underlying swap terminates 03/25/24[11]	USD	6,300,000	98,230
3 Month USD LIBOR 10 Year Swap, strike @ 3.250%, expires 01/29/16 (Counterparty: Goldman Sachs Bank USA; receive fixed rate); underlying swap terminates 02/02/26[11]	USD	4,200,000	138,436
6 Month EURIBOR 30 Year Swap, strike @ 4.000%, expires 05/02/13 (Counterparty: Credit Suisse International; receive fixed rate); underlying swap terminates 05/06/43[11]	EUR	9,900,000	1
6 Month EURIBOR 30 Year Swap, strike @ 4.500%, expires 11/11/13 (Counterparty: Credit Suisse International; receive fixed rate); underlying swap terminates 11/13/43[11]	EUR	2,200,000	5
6 Month EURIBOR Interest Rate Swap, strike @ 4.500%, expires 09/16/13 (Counterparty: Credit Suisse International; receive fixed rate); underlying swap terminates 09/18/43[11]	EUR	2,700,000	0

PACE Select Advisors Trust

PACE Intermediate Fixed Income Investments

Schedule of investments – April 30, 2013 (unaudited)

	Number of contracts/ Notional amount		Value ($)
Options purchased—(continued)
Put options & swaptions purchased—(concluded)
6 Month EURIBOR Interest Rate Swap, strike @ 4.500%, expires 10/21/13 (Counterparty: Goldman Sachs Bank USA; receive fixed rate); underlying swap terminates 10/23/43[11]	EUR	2,500,000	2
			383,270
Total Options purchased (cost—$1,430,310)			973,771

	Number of shares
Investment of cash collateral from securities loaned—0.55%
Money market fund—0.55%
UBS Private Money Market Fund LLC[12] (cost—$2,481,870)	2,481,870	2,481,870
Total investments before investment sold short (cost—$537,475,363)[13]—119.86%		543,447,196

	Face amount[1]($)
Investment sold short—(0.68)%
FNMA TBA*
3.500%, due 05/01/43 (cost—$(3,079,437))	(2,900,000)	(3,082,610)
Total investments (cost—$534,395,926)—119.18%		540,364,586
Liabilities in excess of other assets—(19.18)%		(86,957,003)
Net assets—100.00%		453,407,583

For a listing of defined portfolio acronyms, counterparty acronyms and currency abbreviations that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the end of the last Portfolio.

Aggregate cost for federal income tax purposes before investment sold short was substantially the same for book purposes; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$6,743,306
Gross unrealized depreciation	(771,473)
Net unrealized appreciation	$5,971,833

Written options

Number of contracts		Call options written	Expiration date	Premiums received($)	Current value($)	Unrealized appreciation (depreciation)($)
USD	67	US Treasury Note 10 Year Futures, Strike @ 133.50, terminating May 24, 2013	05/24/13	27,754	(28,266)	(512)

		Put options written
USD	67	US Treasury Note 10 Year Futures Strike @ 132, terminating May 24, 2013	05/24/13	15,939	(8,375)	7,564
				43,693	(36,641)	7,052

Written option activity for the nine months ended April 30, 2013 was as follows:

	Number of	Premiums
	contracts	received ($)
Options outstanding at July 31, 2012	65	43,134
Options written	370	212,300
Options terminated in closing purchase transactions	(301)	(211,741)
Options expired prior to exercise	—	—
Options outstanding at April 30, 2013	134	43,693

PACE Select Advisors Trust

PACE Intermediate Fixed Income Investments

Schedule of investments – April 30, 2013 (unaudited)

Swaptions and foreign exchange written options

Notional Amount (000)		Calls written	Counterparty	Pay/receive floating rate	Expiration date	Premiums received($)	Current value($)	Unrealized appreciation (depreciation)($)
USD	11,200	3 Month USD LIBOR Interest Rate Swap, strike @ 1.00%, terminating 10/21/19[11]	GSB	Receive	10/17/14	47,040	(56,717)	(9,677)
USD	8,700	3 Month USD LIBOR Interest Rate Swap, strike @ 1.15%, terminating 09/16/19[11]	CSI	Receive	09/12/14	65,250	(69,491)	(4,241)
USD	2,200	3 Month USD LIBOR Interest Rate Swap, strike @ 1.25%, terminating 02/06/20[11]	CSI	Receive	02/04/15	13,414	(20,344)	(6,930)
USD	5,000	3 Month USD LIBOR Interest Rate Swap, strike @ 1.25%, terminating 06/13/19[11]	CSI	Receive	06/11/14	45,000	(56,496)	(11,496)
USD	6,400	3 Month USD LIBOR Interest Rate Swap, strike @ 1.45%, terminating 08/29/20[11]	CSI	Receive	08/27/13	46,720	(61,234)	(14,514)
USD	5,900	3 Month USD LIBOR Interest Rate Swap, strike @ 1.55%, terminating 09/24/20[11]	CSI	Receive	09/20/13	45,775	(81,752)	(35,977)
USD	2,310	USD Call/CAD Put, strike @ CAD 1.03	HSBC	n/a	07/24/13	45,565	(10,562)	35,003
						308,764	(356,596)	(47,832)

		Puts written
USD	8,400	3 Month USD LIBOR Interest Rate Swap, strike @ 1.95%, terminating 08/29/20[11]	CSI	Pay	08/27/13	47,880	(11,318)	36,562
USD	11,200	3 Month USD LIBOR Interest Rate Swap, strike @ 2.00%, terminating 10/21/19[11]	GSB	Pay	10/17/14	90,720	(82,476)	8,244
USD	7,900	3 Month USD LIBOR Interest Rate Swap, strike @ 2.05%, terminating 09/24/20[11]	CSI	Pay	09/20/13	45,870	(11,876)	33,994
USD	8,700	3 Month USD LIBOR Interest Rate Swap, strike @ 2.15%, terminating 09/16/19[11]	CSI	Pay	09/12/14	110,055	(45,444)	64,611
USD	2,200	3 Month USD LIBOR Interest Rate Swap, strike @ 2.25%, terminating 02/06/20[11]	CSI	Pay	02/04/15	33,447	(18,423)	15,024
USD	5,000	3 Month USD LIBOR Interest Rate Swap, strike @ 2.25%, terminating 06/13/19[11]	CSI	Pay	06/11/14	66,501	(13,509)	52,992
						394,473	(183,046)	211,427
						703,237	(539,642)	163,595

Swaption and foreign exchange written option activity for the nine months ended April 30, 2013 was as follows:

Premiums
received ($)
Swaption and foreign exchange written options outstanding at July 31, 2012	793,645
Swaption and foreign exchange written options written	829,447
Swaption and foreign exchange written options terminated in closing purchase transactions	(919,855)
Swaption and foreign exchange written options expired prior to exercise	—
Swaption and foreign exchange written options outstanding at April 30, 2013	703,237

PACE Select Advisors Trust

PACE Intermediate Fixed Income Investments

Schedule of investments – April 30, 2013 (unaudited)

Futures contracts

						Unrealized
Number of			Expiration		Current	appreciation
contracts	Currency		date	Cost($)	value($)	(depreciation)($)
US Treasury futures buy contracts:
29	USD	US Treasury Note 2 Year Futures	June 2013	6,392,679	6,398,125	5,446
55	USD	US Treasury Note 5 Year Futures	June 2013	6,816,603	6,855,235	38,632

Interest rate futures buy contracts:
14	EUR	German Euro Bund Futures	June 2013	2,679,289	2,705,516	26,227
208	EUR	3 Month EURIBOR Interest Rate Futures	June 2013	56,117	166,250	110,133
				15,944,688	16,125,126	180,438

				Proceeds($)
US Treasury futures sell contracts:
68	USD	Long US Treasury Bond Futures	June 2013	9,778,223	10,089,500	(311,277)
85	USD	Ultra Long US Treasury Bond Futures	June 2013	13,479,320	13,969,219	(489,899)
97	USD	US Treasury Note 10 Year Futures	June 2013	12,734,852	12,935,859	(201,007)

Interest rate futures sell contract:
208	EUR	3 Month EURIBOR Interest Rate Futures	June 2013	10,479	25,709	(15,230)
				36,002,874	37,020,287	(1,017,413)
						(836,975)

Forward foreign currency contracts

Counterparty	Contracts to deliver		In exchange for		Maturity date	Unrealized appreciation (depreciation)($)
BB	GBP	1,862,000	USD	2,850,575	07/17/13	(40,448)
BB	JPY	226,706,195	GBP	1,585,000	05/07/13	136,374
BB	JPY	240,626,166	USD	2,420,000	06/17/13	(48,908)
CITI	EUR	1,857,407	USD	2,415,000	06/25/13	(31,963)
CITI	EUR	1,508,632	USD	1,980,834	07/23/13	(7,043)
CITI	GBP	1,585,000	JPY	221,611,371	05/07/13	(188,638)
CITI	JPY	448,750,938	USD	4,695,000	06/10/13	90,845
DB	GBP	2,075,000	USD	3,170,289	06/10/13	(52,097)
GSCM	CHF	2,092,776	EUR	1,723,187	06/10/13	18,304
GSCM	JPY	220,619,640	USD	2,280,000	06/10/13	16,457
GSCM	USD	2,289,075	GBP	1,500,000	07/17/13	39,891
RBS	USD	6,975,000	JPY	693,755,820	06/10/13	142,889
						75,663

Interest rate swaps

				Rate type		Upfront
Counterparty	Notional amount (000)		Termination date	Payments made by the Portfolio[14](%)	Payments received by the Portfolio[14](%)	payments received (made)($)	Value($)	Unrealized appreciation($)
CSI	USD	600	07/24/42	2.313	3 Month USD LIBOR	—	62,873	62,873
CSI	USD	2,200	07/05/42	2.481	3 Month USD LIBOR	—	151,343	151,343
CSI	USD	2,800	03/01/20	3 Month USD LIBOR	1.395	—	25,088	25,088
CSI	USD	2,500	03/22/20	3 Month USD LIBOR	1.475	—	33,973	33,973
CSI	USD	1,100	03/07/23	3 Month USD LIBOR	1.979	—	15,970	15,970
						—	289,247	289,247

PACE Select Advisors Trust

PACE Intermediate Fixed Income Investments

Schedule of investments – April 30, 2013 (unaudited)

Credit default swaps on corporate issues - buy protection15

					Rate type
Counterparty	Referenced obligations[16]	Notional amount (000)		Termination date	Payments made by the Portfolio[14] (%)	Upfront payments made($)	Value($)	Unrealized depreciation($)
GSB	Darden Restaurants, Inc., 6.000%, due 08/15/35	USD	120	06/20/18	1.000	(6,807)	2,998	(3,809)
GSB	Kohls Corp., 6.250%, due 12/15/17	USD	245	06/20/18	1.000	(12,306)	8,901	(3,405)
						(19,113)	11,899	(7,214)

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2013 in valuing the Portfolio’s investments:

	Unadjusted quoted prices in active markets for identical investments (Level 1) ($)	Other significant observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)
US government obligations	—	341,753,266	—	341,753,266
Federal home loan bank certificate	—	380,828	—	380,828
Federal home loan mortgage corporation certificates	—	5,710,068	—	5,710,068
Federal national mortgage association certificates	—	7,373,080	—	7,373,080
Collateralized mortgage obligations	—	23,985,605	1,642,648	25,628,253
Asset-backed securities	—	27,761,418	2,192,069	29,953,487
Corporate notes	—	122,999,137	1,230,558	124,229,695
Preferred stocks	483,886	—	—	483,886
Non-US government obligations	—	2,194,992	—	2,194,992
Repurchase agreement	—	2,284,000	—	2,284,000
Options and swaptions purchased	—	973,771	—	973,771
Investment of cash collateral from securities loaned	—	2,481,870	—	2,481,870
Federal national mortgage association certificates sold short	—	(3,082,610)	—	(3,082,610)
Options written	(36,641)	—	—	(36,641)
Swaptions and foreign exchange written options	—	(539,642)	—	(539,642)
Futures contracts, net	(836,975)	—	—	(836,975)
Forward foreign currency contracts, net	—	75,663	—	75,663
Swap agreements, net	—	301,146	—	301,146
Total	(389,730)	534,652,592	5,065,275	539,328,137

At April 30, 2013, there were no transfers between Level 1 and Level 2.

The following is a rollforward of the Portfolio’s investments that were valued using unobservable inputs (Level 3) for the nine months ended April 30, 2013:

	Collateralized mortgage obligations($)	Asset-backed securities($)	Corporate notes($)	Total($)
Beginning balance	—	2,224,846	—	2,224,846
Purchases	1,883,215	—	1,215,000	3,098,215
Sales	(242,409)	(48,453)	—	(290,862)
Accrued discounts/(premiums)	1,433	(194)		1,239
Total realized gain/(loss)	—	—	—	—
Net change in unrealized appreciation/depreciation	409	15,870	15,558	31,837
Transfers into Level 3	—	—	—	—
Transfers out of Level 3	—	—	—
Ending balance	1,642,648	2,192,069	1,230,558	5,065,275

The change in unrealized appreciation/depreciation relating to the Level 3 investments held at April 30, 2013 was $33,778.

PACE Select Advisors Trust

PACE Intermediate Fixed Income Investments

Schedule of investments – April 30, 2013 (unaudited)

Issuer breakdown by country or territory of origin

	Percentage of
	total investments (%)
United States	95.6
United Kingdom	0.8
Switzerland	0.8
Canada	0.8
Cayman Islands	0.4
Australia	0.3
Mexico	0.3
Turkey	0.2
Italy	0.2
Japan	0.1
Colombia	0.1
France	0.1
Spain	0.1
Brazil	0.1
Chile	0.1
Russia	0.0	†
Total	100.0

† Amount is less than 0.05%

Portfolio footnotes

*

On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation into conservatorship, and the US Treasury guaranteed the debt issued by those organizations.

**	Non-income producing security.
1	In US Dollars unless otherwise indicated.
2	Entire amount pledged as collateral for investments sold short.
3

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities, which represent 14.85% of net assets as of April 30, 2013, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

4	Variable or floating rate security. The interest rate shown is the current rate as of April 30, 2013 and changes periodically.
5

Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. At April 30, 2013, the value of these securities amounted to 0.53% of net assets.

6	Perpetual bond security. The maturity date reflects the next call date.
7	Security, or portion thereof, was on loan at April 30, 2013.
8	Issuer filed for bankruptcy and/or is in default of principal and/or interest payments.
9	Non cumulative preferred stock. The next call date is 05/10/23.
10	Step bond that converts to the noted fixed rate at a designated future date.
11	Illiquid securities representing 0.33% of net assets as of April 30, 2013.
12

The table below details the Portfolio’s transaction activity in an affiliated issuer during the nine months ended April 30, 2013. The investment manager earns a management fee from UBS Private Money Market Fund LLC. Please see the Notes to financial statements in the most recent shareholder report for further information.

Net income
		Purchases	Sales		earned from
		during the	during the		affiliate for the
		nine months	nine months		nine months
	Value at	ended	ended	Value at	ended
Security description	07/31/12 ($)	04/30/13 ($)	04/30/13 ($)	04/30/13 ($)	04/30/13 ($)
UBS Private Money Market Fund LLC	2,964,113	323,167,732	323,649,975	2,481,870	1,487

13	Includes $2,435,786 of investments in securities on loan, at value.
14	Payments made/received are based on the notional amount.
15

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of the particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional value of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

16	Payments from/to the counterparty will be received/made upon the occurrence of a failure to pay, obligation acceleration, repudiation or restructuring of the referenced obligation.

For more information regarding the Portfolio’s other significant accounting policies, please refer to the Portfolio’s semiannual report to shareholders dated January 31, 2013.

PACE Select Advisors Trust

PACE Strategic Fixed Income Investments

Schedule of investments – April 30, 2013 (unaudited)

	Face amount[1]($)	Value($)
US government obligations—59.63%
US Treasury Bonds
8.000%, due 11/15/21[2]	23,500,000	36,114,730
US Treasury Inflation Index Bonds (TIPS)
0.625%, due 02/15/43	333,145	348,214
1.750%, due 01/15/28	24,595,602	31,770,606
2.000%, due 01/15/26	2,689,666	3,531,026
2.375%, due 01/15/25	1,477,608	1,987,729
2.375%, due 01/15/27	3,683,008	5,079,962
2.500%, due 01/15/29	2,054,014	2,916,379
US Treasury Notes
0.750%, due 03/31/18	1,000,000	1,004,375
1.625%, due 08/15/22[2]	25,800,000	25,874,588
1.625%, due 11/15/22	53,700,000	53,624,498
2.000%, due 02/15/23	392,900,000	404,380,145
Total US government obligations (cost—$558,438,040)		566,632,252

Government national mortgage association certificates—0.01%
GNMA II ARM
1.625%, due 11/20/23	5,351	5,602
1.625%, due 01/20/26	13,133	13,700
1.750%, due 07/20/25	7,082	7,414
1.750%, due 05/20/26	21,486	22,549
Total government national mortgage association certificates (cost—$47,505)		49,265

Federal home loan mortgage corporation certificates*—0.17%
FHLMC
7.645%, due 05/01/25	1,219,905	1,445,587
FHLMC ARM
5.656%, due 03/01/36	115,766	123,347
Total federal home loan mortgage corporation certificates (cost—$1,338,494)		1,568,934

Federal housing administration certificates—0.00%
FHA GMAC
7.430%, due 06/01/21	17,461	17,461
FHA Reilly
7.430%, due 10/01/20	4,123	4,123
Total federal housing administration certificates (cost—$22,858)		21,584

Federal national mortgage association certificates*—2.99%
FNMA
3.500%, due 11/01/21[2]	4,103,802	4,452,939
3.500%, due 12/01/25	1,160,453	1,233,413
4.000%, due 02/01/41[2]	7,324,622	7,842,996
4.000%, due 01/01/42	420,872	450,822
4.000%, due 02/01/42	91,561	97,884
4.500%, due 04/01/29[2]	776,036	838,415
4.500%, due 08/01/35	98,831	106,651
4.500%, due 08/01/41	450,127	486,308
5.399%, due 11/01/34	9,353,301	10,778,350

PACE Select Advisors Trust

PACE Strategic Fixed Income Investments

Schedule of investments – April 30, 2013 (unaudited)

	Face amount[1]($)	Value($)
Federal national mortgage association certificates*—(concluded)
FNMA ARM
1.578%, due 08/01/40	66,565	68,428
2.128%, due 05/01/30	88,247	93,759
2.345%, due 04/01/27	21,430	22,956
2.382%, due 05/01/27	21,685	23,243
2.475%, due 10/01/35	130,418	139,429
2.551%, due 03/01/36	139,885	149,004
2.585%, due 01/01/36	109,898	117,879
3.063%, due 09/01/35	131,113	140,061
5.358%, due 01/01/36	200,599	216,535
5.363%, due 11/01/35	165,526	178,991
5.437%, due 03/01/36	130,630	141,037
5.518%, due 12/01/35	144,560	156,193
5.666%, due 02/01/36	223,427	242,016
5.724%, due 03/01/36	160,450	174,144
5.784%, due 03/01/36	146,506	159,248
5.794%, due 06/01/36	47,533	51,713
FNMA ARM COFI
3.250%, due 11/01/26[3]	65,097	59,900
Total federal national mortgage association certificates (cost—$26,325,970)		28,422,314

Collateralized mortgage obligations—22.59%
ARM Trust, Series 2005-5, Class 2A1
2.999%, due 09/25/35	345,731	333,540
Banc of America Funding Corp.,
Series 2005-D, Class A1
2.652%, due 05/25/35	2,479,867	2,539,934
Series 2007-3, Class 2A1
5.500%, due 09/25/34	481,714	480,036
Banc of America Large Loan,
Series 2010-HLTN, Class HLTN
2.499%, due 11/15/15[4]	9,276,005	9,347,717
Series 2010-UB5, Class A4A
5.665%, due 02/17/51[4]	2,500,000	2,923,325
Banc of America Merrill Lynch Commercial Mortgage, Inc.,
Series 2003-2, Class BWG
8.155%, due 10/11/37[4]	2,721,580	2,802,975
Series 2003-2, Class BWK
10.676%, due 10/11/37[4]	1,849,218	1,924,304
Banc of America Merrill Lynch Large Loan, Series 2012-PARK, Class A
2.959%, due 12/10/30[4]	1,000,000	1,031,901
Banc of America Mortgage Securities, Inc., Series 2004-H, Class 2A2
3.115%, due 09/25/34	2,068,319	2,061,516
Bank of America Mortgage Securities, Inc., Series 2002-G, Class 1A3
3.606%, due 07/20/32	5,700	5,699
Bear Stearns Alternative Loan Trust-A Trust,
Series 2003-3, Class 1A
2.489%, due 10/25/33	36,599	34,764
Series 2004-9, Class 2A1
2.974%, due 09/25/34	862,914	784,177
Series 2005-7, Class 22A1
2.925%, due 09/25/35	1,363,774	1,193,836
Series 2006-1, Class 21A2
2.635%, due 02/25/36	1,290,886	856,317

PACE Select Advisors Trust

PACE Strategic Fixed Income Investments

Schedule of investments – April 30, 2013 (unaudited)

	Face amount[1]($)	Value($)
Collateralized mortgage obligations—(continued)
Bear Stearns ARM Trust,
Series 2003-1, Class 5A1
2.471%, due 04/25/33	18,257	18,365
Series 2003-1, Class 6A1
2.573%, due 04/25/33	70,241	72,526
Series 2003-5, Class 2A1
2.734%, due 08/25/33	481,105	481,302
Series 2004-3, Class 1A2
3.126%, due 07/25/34	344,326	334,872
Series 2004-6, Class 2A1
3.131%, due 09/25/34	1,800,890	1,697,022
Series 2004-7, Class 1A1
3.115%, due 10/25/34	461,007	400,698
Series 2004-9, Class 22A1
3.482%, due 11/25/34	47,028	47,467
Series 2005-2, Class A1
2.600%, due 03/25/35	1,453,672	1,462,461
Series 2005-5, Class A2
2.320%, due 08/25/35	2,609,556	2,647,011
Series 2005-9, Class A1
2.470%, due 10/25/35	1,825,601	1,772,144
Chase Mortgage Finance Corp.,
Series 2005-S3, Class A10
5.500%, due 11/25/35	3,227,000	3,234,742
Series 2007-S6, Class 2A1
5.500%, due 12/25/22	1,718,129	1,741,437
Citigroup Mortgage Loan Trust, Inc.,
Series 2005-11, Class A1A
2.540%, due 05/25/35	748,106	732,386
Series 2005-4, Class A
5.323%, due 08/25/35	2,666,021	2,646,754
Series 2005-6, Class A2
2.290%, due 09/25/35	173,955	171,028
Series 2005-6, Class A3
1.940%, due 09/25/35	30,354	30,180
Series 2006-AR1, Class 1A1
2.550%, due 10/25/35	4,359,437	4,114,572
Countrywide Alternative Loan Trust,
Series 2003-J3, Class 2A1
6.250%, due 12/25/33	210,274	222,553
Series 2005-62, Class 2A1
1.177%, due 12/25/35	558,707	425,509
Series 2006-41CB, Class 1A9
6.000%, due 01/25/37	1,182,217	964,157
Countrywide Home Loan Mortgage Pass Through Trust,
Series 2003-R4, Class 2A
6.500%, due 01/25/34[4]	1,141,875	1,182,356
Series 2004-12, Class 11A1
3.061%, due 08/25/34	622,638	571,740
Series 2004-12, Class 11A2
3.061%, due 08/25/34	400,268	370,127
Series 2004-12, Class 12A1
2.878%, due 08/25/34	129,833	122,805
Series 2005-HYB9, Class 5A1
2.503%, due 02/20/36	416,510	336,075
DLJ Commercial Mortgage Corp., Series 1999-CG2, Class B4
6.100%, due 06/10/32[4]	1,042,257	1,052,979

PACE Select Advisors Trust

PACE Strategic Fixed Income Investments

Schedule of investments – April 30, 2013 (unaudited)

	Face amount[1]($)	Value($)
Collateralized mortgage obligations—(continued)
FHLMC REMIC,*
Series 1278, Class K
7.000%, due 05/15/22	66,048	73,633
Series 1367, Class KA
6.500%, due 09/15/22	1,354	1,505
Series 1502, Class PX
7.000%, due 04/15/23	372,256	418,977
Series 1503, Class PZ
7.000%, due 05/15/23	123,231	141,005
Series 1534, Class Z
5.000%, due 06/15/23	130,630	131,074
Series 1548, Class Z
7.000%, due 07/15/23	94,666	109,842
Series 1562, Class Z
7.000%, due 07/15/23	153,613	175,956
Series 1694, Class Z
6.500%, due 03/15/24	65,850	75,315
Series 2061, Class Z
6.500%, due 06/15/28	247,644	256,014
Series 2400, Class FQ
0.699%, due 01/15/32	150,916	152,000
Series 2579, Class DZ
5.000%, due 03/15/34	7,866,876	8,784,594
Series 2764, Class LZ
4.500%, due 03/15/34	3,007,571	3,327,191
Series 2764, Class ZG
5.500%, due 03/15/34	5,761,541	6,430,767
Series 2835, Class JZ
5.000%, due 08/15/34	1,335,812	1,456,751
Series 2921, Class PG
5.000%, due 01/15/35	6,200,000	7,008,759
Series 2983, Class TZ
6.000%, due 05/15/35	6,583,624	7,424,912
Series 3149, Class CZ
6.000%, due 05/15/36	9,138,732	10,297,286
Series G23, Class KZ
6.500%, due 11/25/23	109,926	126,371
Series T-054, Class 2A
6.500%, due 02/25/43	834,403	1,009,108
Series T-058, Class 2A
6.500%, due 09/25/43	3,075,814	3,597,598
Series T-075, Class A1
0.240%, due 12/25/36	1,572,924	1,562,874
First Horizon Mortgage Pass-Through Trust, Series 2005-AR3, Class 2A1
2.615%, due 08/25/35	97,618	93,820
FNMA REMIC,*
Series 1991-065, Class Z
6.500%, due 06/25/21	5,408	5,880
Series 1992-040, Class ZC
7.000%, due 07/25/22	15,658	17,563
Series 1992-129, Class L
6.000%, due 07/25/22	7,316	8,157
Series 1993-037, Class PX
7.000%, due 03/25/23	20,055	22,834
Series 1993-060, Class Z
7.000%, due 05/25/23	113,287	129,873
Series 1993-070, Class Z
6.900%, due 05/25/23	16,698	19,010
Series 1993-096, Class PZ
7.000%, due 06/25/23	96,768	110,969

PACE Select Advisors Trust

PACE Strategic Fixed Income Investments

Schedule of investments – April 30, 2013 (unaudited)

	Face amount[1]($)	Value($)
Collateralized mortgage obligations—(continued)
Series 1993-160, Class ZB
6.500%, due 09/25/23	34,151	38,445
Series 1993-163, Class ZB
7.000%, due 09/25/23	9,485	10,880
Series 1994-023, Class PX
6.000%, due 08/25/23	43,621	44,215
Series 1998-066, Class FG
0.500%, due 12/25/28	75,490	75,559
Series 1999-W4, Class A9
6.250%, due 02/25/29	544,830	623,145
Series 2000-034, Class F
0.650%, due 10/25/30	10,407	10,422
Series 2002-080, Class A1
6.500%, due 11/25/42	1,549,868	1,742,123
Series 2003-064, Class AH
6.000%, due 07/25/33	6,477,575	7,334,733
Series 2003-W8, Class 2A
7.000%, due 10/25/42	74,980	87,755
Series 2004-T1, Class 1A1
6.000%, due 01/25/44	1,179,527	1,391,319
Series 2004-W8, Class 2A
6.500%, due 06/25/44	1,649,186	1,914,749
Series 2005-024, Class ZE
5.000%, due 04/25/35	1,703,354	1,903,965
Series 2005-116, Class TZ
5.500%, due 01/25/36	8,224,849	9,285,402
Series 2005-120, Class ZU
5.500%, due 01/25/36	8,972,563	9,993,900
Series 2006-065, Class GD
6.000%, due 07/25/26	2,800,000	3,200,131
GNMA REMIC,
Trust Series 2000-009, Class FG
0.800%, due 02/16/30	97,960	99,379
Trust Series 2002-031, Class FW
0.600%, due 06/16/31	101,717	102,729
Trust Series 2003-98, Class Z
6.000%, due 11/20/33	13,468,654	15,512,307
Trust Series 2005-26, Class ZA
5.500%, due 01/20/35	7,479,631	9,183,686
GS Mortgage Securities Corp. II, Series 2007-EOP, Class A1
1.103%, due 03/06/20[4]	771,850	772,046
GS Residential Mortgage Loan Trust, Series 2005-AR6, Class 2A1
2.662%, due 09/25/35	1,513,777	1,556,469
Harborview Mortgage Loan Trust,
Series 2004-11, Class 3A1A
0.549%, due 01/19/35	107,504	80,942
Series 2005-4, Class 3A1
3.023%, due 07/19/35	580,123	519,339
Housing Security, Inc., Series 1992-8, Class B
2.771%, due 06/25/24	202,430	201,235
JP Morgan Mortgage Trust 2006-A4, Series 2006-A4, Class 2A2
4.321%, due 06/25/36	1,092,773	990,253
JP Morgan Mortgage Trust, Series 2005-A8, Class 1A1
5.207%, due 11/25/35	3,668,865	3,573,273
Lehman Brothers Mortgage Trust, Series 1991-2, Class A3
8.509%, due 01/20/17	123,724	124,549

PACE Select Advisors Trust

PACE Strategic Fixed Income Investments

Schedule of investments – April 30, 2013 (unaudited)

	Face amount[1]($)	Value($)
Collateralized mortgage obligations—(continued)
NAAC Reperforming Loan REMIC Trust 2004-R3, Series 2004-R3, Class A1
6.500%, due 02/25/35[4]	1,370,650	1,435,657
RBSSP Resecuritization Trust 2009-3, Series 2009-3, Class 1A3
5.500%, due 11/26/35[5]	954,067	958,704
Residential Accredit Loans, Inc., Series 2006-Q03, Class A1
0.410%, due 04/25/46	1,690,562	892,840
Residential Asset Securitization Trust, Series 2006-A14C, Class 2A6
0.650%, due 12/25/36	1,461,368	567,635
Residential Funding Mortgage Security I, Series 2004-S9, Class 1A23
5.500%, due 12/25/34	2,300,000	2,361,796
Sequoia Mortgage Trust,
Series 2005-4, Class 2A1
2.650%, due 04/20/35	2,155,001	2,159,559
Series 2007-3, Class 1A1
0.399%, due 07/20/36	530,001	475,137
Small Business Administration,
Series 1999-20K, Class 1
7.060%, due 11/01/19	174,970	192,047
Series 2000-20K, Class 1
7.220%, due 11/01/20	253,474	282,816
Series 2002-20K, Class 1
5.080%, due 11/01/22	1,530,391	1,684,810
Series 2003-20I, Class 1
5.130%, due 09/01/23	292,110	323,412
Series 2003-20L, Class 1
4.890%, due 12/01/23	924,838	1,022,054
Series 2004-P10A, Class 1
4.504%, due 02/10/14	547,887	559,132
Series 2005-20H, Class 1
5.110%, due 08/01/25	1,211,478	1,373,542
Series 2007-20D, Class 1
5.320%, due 04/01/27	3,524,400	4,027,988
Structured ARM Loan Trust, Series 2004-8, Class 3A
2.631%, due 07/25/34	1,159,535	1,150,170
Structured Asset Mortgage Investments, Inc.,
Series 2002-AR3, Class A1
0.859%, due 09/19/32	310,582	299,390
Series 2006-AR3, Class 11A1
0.410%, due 04/25/36	3,838,376	2,795,950
Structured Asset Securities Corp., Series 2001-SB1, Class A2
3.375%, due 08/25/31	1,365,874	1,348,317
WaMu Mortgage Pass Through Certificates,
Series 2002-AR6, Class A
1.576%, due 06/25/42	47,362	45,522
Series 2005-AR1, Class A1A
0.520%, due 01/25/45	130,823	123,920
Series 2005-AR13, Class A1A1
0.490%, due 10/25/45	1,518,728	1,423,149
Series 2005-AR2, Class 2A1A
0.510%, due 01/25/45	149,654	143,464
Series 2006-AR2, Class 2A1
4.566%, due 03/25/36	1,495,104	1,453,057
Series 2006-AR7, Class 3A
2.499%, due 07/25/46	2,251,682	2,147,004
Series 2006-AR9, Class 1A
1.176%, due 08/25/46	1,644,180	1,400,754

PACE Select Advisors Trust

PACE Strategic Fixed Income Investments

Schedule of investments – April 30, 2013 (unaudited)

	Face amount[1]($)	Value($)
Collateralized mortgage obligations—(concluded)
Series 2006-AR9, Class 2A
2.499%, due 08/25/46	1,251,489	1,194,973
Wells Fargo Mortgage Backed Securities Trust,
Series 2003-M, Class A1
4.687%, due 12/25/33	416,142	427,126
Series 2004-CC, Class A1
2.619%, due 01/25/35	248,094	247,474
Series 2004-DD, Class 2A6
2.620%, due 01/25/35	2,896,959	2,892,185
Series 2006-AR2, Class 2A1
2.640%, due 03/25/36	1,934,304	1,949,814
Series 2006-AR8, Class 1A1
2.678%, due 04/25/36	811,424	811,871
Total collateralized mortgage obligations (cost—$197,210,356)		214,687,166

Asset-backed securities—7.10%
Black Diamond CLO 2005-1 Delaware Corp. Series 2005-1A, Class A1A
0.530%, due 06/20/17[4]	24,330	24,315
BlueMountain CLO Ltd. Series 2005-1A, Class A1F
0.528%, due 11/15/17[4]	575,159	572,228
Countrywide Asset-Backed Certificates,
Series 2005-13, Class 3AV3
0.450%, due 04/25/36	1,024,542	994,968
Series 2006-4, Class 2A2
0.380%, due 07/25/36	946,470	919,278
Credit Suisse Mortgage Capital Certificate 2010-UD1
5.919%, due 12/18/49[4]	1,200,000	1,394,310
CSAB Mortgage Backed Trust, Series 2006-1, Class A6A
6.172%, due 06/25/36[6]	683,699	489,113
Delta Funding Home Equity Loan Trust, Series 1999-003, Class A1A
1.019%, due 09/15/29	60,720	50,724
Duane Street CLO III Ltd. Series 2006-3A, Class A1
0.528%, due 01/11/21[4]	6,042,729	5,968,984
EFS Volunteer LLC, Series 2010-1, Class A1
1.126%, due 10/26/26[4]	552,391	551,718
Euro-Galaxy CLO BV, Series 2006-1X, Class A2
0.448%, due 10/23/21[5,7]	5,328,398	6,769,675
First Frankin Mortgage Loan Trust 2005-FFH3, Series 2005-FFH3, Class M2
0.730%, due 09/25/35	1,000,000	915,679
Franklin CLO Ltd. Series 5A, Class A2
0.540%, due 06/15/18[4]	6,794,274	6,676,808
Galaxy CLO Ltd. Series 2005-5A, Class A1
0.536%, due 10/20/17[4]	428,390	427,018
Goldentree Loan Opportunities V Ltd. Series 2007-5A, Class A
0.972%, due 10/18/21[4]	2,500,000	2,482,800
Halcyon Structured Asset Management Long Secured/Short Unsecured CLO 2006-1 Ltd.
Series 2006-1A, Class A
0.467%, due 10/12/18[4]	2,519,855	2,506,285
Home Equity Asset Trust 2005-2, Series 2005-2, Class M5
1.295%, due 07/25/35	1,000,000	865,401

PACE Select Advisors Trust

PACE Strategic Fixed Income Investments

Schedule of investments – April 30, 2013 (unaudited)

	Face amount[1]($)	Value($)
Asset-backed securities—(concluded)
Inwood Park CDO Ltd. Series 2006-1A, Class A1A
0.501%, due 01/20/21[4]	6,347,690	6,278,196
Kingsland I Ltd. Series 2005-1A, Class A1A
0.530%, due 06/13/19[4]	2,693,977	2,684,960
Landmark V CDO Ltd. Series 2005-1A, Class A1L
0.587%, due 06/01/17[4]	765,815	763,691
Landmark VII CDO Ltd. Series 2006-7A, Class A1L
0.552%, due 07/15/18[4]	7,167,282	7,108,238
LightPoint Pan-European CLO 2006-1 PLC, Series 2006-1X, Class A
0.457%, due 01/31/22[5,7]	984,489	1,266,038
Madison Park Funding I Ltd. Series 2005-1A, Class AT
0.562%, due 05/10/19[4]	1,555,604	1,550,606
Mid-State Trust Series 4, Class A
8.330%, due 04/01/30	192,525	204,753
Morgan Stanley ABS Capital I, Inc. Trust 2005-HE1, Series 2005-HE1, Class M2
0.905%, due 12/25/34	2,238,672	2,210,628
New Century Home Equity Loan Trust, Series 2005-D, Series 2005-D, Class A2D
0.530%, due 02/25/36	2,000,000	1,744,998
Saxon Asset Securities Trust 2004-1, Series 2004-1, Class M1
0.995%, due 03/25/35	1,432,511	1,258,349
SLC Student Loan Trust, Series 2008-2, Class A2
0.730%, due 06/15/17	2,647,578	2,652,799
SLM Student Loan Trust, Series 2008-9, Class A
1.776%, due 04/25/23	4,706,618	4,901,910
Stone Tower CLO III Ltd. Series 2005-3X, Class A1
0.547%, due 05/26/17[5,7]	3,025,398	3,015,306
Structured Asset Securities Corp. 2005-WF1, Series 2005-WF1, Class M1
0.640%, due 02/25/35	282,309	260,250
Total asset-backed securities (cost—$67,045,007)		67,510,026

Corporate notes—21.67%
Airlines—0.64%
American Airlines Pass Through Trust 2009-1A
10.375%, due 07/02/19	2,452,263	2,590,203
Continental Airlines Pass Through Trust 2009-2, Series A
7.250%, due 11/10/19	175,316	205,120
Northwest Airlines, Series 2000-1, Class G
7.150%, due 10/01/19	3,158,868	3,301,017
		6,096,340
Banking-non-US—4.56%
Banco Bradesco SA
2.390%, due 05/16/14[4,8]	4,100,000	4,110,250
Banco do Brasil SA
3.875%, due 10/10/22	2,200,000	2,186,250
Banco Mercantil del Norte SA
4.375%, due 07/19/15[4]	1,800,000	1,899,000

PACE Select Advisors Trust

PACE Strategic Fixed Income Investments

Schedule of investments – April 30, 2013 (unaudited)

	Face amount[1]($)		Value($)
Corporate notes—(continued)
Banking-non-US—(concluded)
Banco Santander Brasil SA
2.380%, due 03/18/14[4,8]	4,200,000		4,249,896
4.250%, due 01/14/16[4]	3,500,000		3,648,750
DNB Bank ASA
3.200%, due 04/03/17[4]	4,900,000		5,229,559
Eksportfinans ASA
0.480%, due 10/07/13[8]	100,000		99,071
0.890%, due 06/16/15	JPY	100,000,000	952,142
1.600%, due 03/20/14	JPY	2,000,000	20,178
2.000%, due 09/15/15	1,100,000		1,065,350
2.375%, due 05/25/16	900,000		864,000
2.875%, due 11/16/16	CHF	100,000	107,561
3.000%, due 11/17/14	300,000		299,769
4.750%, due 06/11/13	EUR	100,000	131,973
5.500%, due 05/25/16[9]	800,000		834,400
5.500%, due 06/26/17	400,000		417,692
Export-Import Bank of Korea
1.250%, due 11/20/15	600,000		597,197
4.375%, due 09/15/21	1,300,000		1,442,350
5.000%, due 04/11/22	4,200,000		4,889,640
5.125%, due 06/29/20	400,000		464,680
5.875%, due 01/14/15	2,600,000		2,793,960
ICICI Bank Ltd.
5.000%, due 01/15/16[7]	2,500,000		2,672,930
5.500%, due 03/25/15[4,9]	3,000,000		3,183,900
LBG Capital No.1 PLC
8.500%, due 12/17/21[4,8,10]	400,000		427,441
Royal Bank of Scotland PLC MTN
9.500%, due 03/16/22[7]	600,000		711,000
			43,298,939
Banking-US—2.66%
Aviation Capital Group Corp.
6.750%, due 04/06/21[5]	1,200,000		1,339,789
Bank of America Corp.
5.650%, due 05/01/18	1,100,000		1,276,986
5.750%, due 12/01/17	1,000,000		1,162,389
6.000%, due 09/01/17	1,000,000		1,162,843
7.625%, due 06/01/19	3,800,000		4,865,019
Bank of America Corp. MTN
1.696%, due 01/30/14[8]	2,900,000		2,924,021
CIT Group, Inc.
4.750%, due 02/15/15[4]	200,000		210,500
5.250%, due 04/01/14[4]	1,500,000		1,554,375
JPMorgan Chase Bank N.A.
0.610%, due 06/13/16[8]	400,000		393,047
0.877%, due 05/31/17[8]	EUR	4,400,000	5,693,756
4.375%, due 11/30/21[7,8]	EUR	500,000	696,983
6.000%, due 10/01/17	3,400,000		4,022,220
			25,301,928
Beverages—0.51%
Pernod-Ricard SA
5.750%, due 04/07/21[4]	4,000,000		4,809,988

PACE Select Advisors Trust

PACE Strategic Fixed Income Investments

Schedule of investments – April 30, 2013 (unaudited)

	Face amount[1]($)	Value($)
Corporate notes—(continued)
Diversified financials—2.89%
American Express Co.
6.800%, due 09/01/66[8]	3,800,000	4,156,250
Doric Nimrod Air Finance Alpha Ltd. 2012-1, Class A Pass Through Trust
5.125%, due 11/30/24[4]	600,000	651,780
Goldman Sachs Group, Inc.
0.676%, due 07/22/15[8,9]	300,000	298,551
0.734%, due 03/22/16[8]	1,200,000	1,189,790
0.777%, due 01/12/15[8]	1,100,000	1,098,565
3.700%, due 08/01/15	1,700,000	1,797,665
5.150%, due 01/15/14	4,500,000	4,642,411
5.950%, due 01/18/18	3,200,000	3,737,248
Lehman Brothers Holdings, Inc. MTN
0.000%, due 12/30/49[11]	1,900,000	444,125
1.000%, due 01/24/13[11]	900,000	210,375
1.000%, due 12/30/16[11]	4,500,000	1,080,000
Merrill Lynch & Co. MTN
6.875%, due 04/25/18	6,700,000	8,145,150
		27,451,910
Diversified operations—0.09%
Sinochem Overseas Capital Co. Ltd.
4.500%, due 11/12/20[4]	800,000	879,160

Electric-generation—0.71%
Korea Hydro & Nuclear Power Co. Ltd.
6.250%, due 06/17/14[4]	6,278,000	6,618,895
6.250%, due 06/17/14[7]	100,000	105,430
		6,724,325
Electric-integrated—0.96%
Centrais Eletricas Brasileiras SA
6.875%, due 07/30/19[4]	200,000	229,250
Puget Energy, Inc.
6.500%, due 12/15/20	7,600,000	8,889,272
		9,118,522
Finance-non-captive diversified—1.24%
Ford Motor Credit Co. LLC
2.750%, due 05/15/15	1,025,000	1,050,333
4.250%, due 02/03/17	4,100,000	4,414,945
8.000%, due 06/01/14	1,100,000	1,178,965
8.000%, due 12/15/16	600,000	722,229
8.700%, due 10/01/14	4,000,000	4,407,636
		11,774,108
Financial services—3.86%
Ally Financial, Inc.
3.492%, due 02/11/14[8]	1,100,000	1,109,394
3.680%, due 06/20/14[8]	2,900,000	2,957,913

PACE Select Advisors Trust

PACE Strategic Fixed Income Investments

Schedule of investments – April 30, 2013 (unaudited)

	Face amount[1]($)		Value($)
Corporate notes—(continued)
Financial services—(concluded)
Citicorp Lease Pass-Through Trust 1999-1
8.040%, due 12/15/19[4]	1,000,000		1,275,668
Citigroup, Inc.
1.990%, due 05/15/18[8]	900,000		935,592
4.587%, due 12/15/15	400,000		435,864
5.500%, due 10/15/14	250,000		266,300
8.500%, due 05/22/19	3,000,000		4,035,633
HSBC Finance Corp.
6.676%, due 01/15/21	1,400,000		1,694,074
JPMorgan Chase & Co.
4.250%, due 10/15/20	3,500,000		3,920,263
4.400%, due 07/22/20	600,000		679,728
6.300%, due 04/23/19	400,000		492,367
Morgan Stanley
1.875%, due 01/24/14[8]	1,000,000		1,007,511
7.300%, due 05/13/19	3,270,000		4,095,773
Morgan Stanley MTN
6.000%, due 04/28/15	3,100,000		3,378,287
SLM Corp.
5.000%, due 10/01/13	700,000		710,500
SLM Corp. MTN
6.250%, due 01/25/16	8,400,000		9,135,000
8.450%, due 06/15/18	500,000		587,136
			36,717,003
Insurance—2.10%
American International Group, Inc.
6.765%, due 11/15/17	GBP	773,000	1,442,470
8.175%, due 05/15/58[8]	6,400,000		8,656,000
8.250%, due 08/15/18	4,100,000		5,316,843
8.625%, due 05/22/38[7,8]	GBP	750,000	1,421,315
Progressive Corp.
6.700%, due 06/15/37[8]	2,800,000		3,115,000
			19,951,628
Oil & gas—0.45%
Southwestern Energy Co.
7.500%, due 02/01/18	3,506,000		4,314,087

Oil refining—0.04%
Valero Energy Corp.
6.625%, due 06/15/37	300,000		377,605

Oil services—0.20%
BP Capital Markets PLC
3.625%, due 05/08/14	200,000		206,311
El Paso Corp.
7.000%, due 06/15/17	1,241,000		1,427,786

PACE Select Advisors Trust

PACE Strategic Fixed Income Investments

Schedule of investments – April 30, 2013 (unaudited)

	Face amount[1]($)	Value($)
Corporate notes—(concluded)
Oil services—(concluded)
TNK-BP Finance SA
7.875%, due 03/13/18[7]	200,000	241,000
		1,875,097
Retail—0.17%
Macy’s Retail Holdings, Inc.
7.875%, due 07/15/15	1,457,000	1,670,561

Special purpose entity—0.22%
IPIC GMTN Ltd.
3.125%, due 11/15/15[4]	2,000,000	2,085,000

Steel producers/products—0.15%
CSN Resources SA
6.500%, due 07/21/20[4]	1,000,000	1,067,500
GTL Trade Finance, Inc.
7.250%, due 10/20/17[4]	300,000	347,250
		1,414,750
Tobacco—0.22%
Reynolds American, Inc.
7.250%, due 06/15/37	1,600,000	2,087,002
Total corporate notes (cost—$190,389,144)		205,947,953

Loan assignments—0.58%
Cable—0.05%
Charter Communications Operating, LLC Extended Term Loan
3.250%, due 09/06/16	533,082	533,743

Diversified financial services—0.26%
Springleaf Financial Funding Co. Term Loan
5.500%, due 05/10/17	2,428,050	2,435,650

Health care—0.27%
Biomet, Inc. Term Loan B1
3.193%, due 03/25/15	469,103	474,380
Davita, Inc. Term Loan B2
4.000%, due 11/01/19	2,094,750	2,116,682
		2,591,062
Total loan assignments (cost—$5,484,566)		5,560,455

Non-US government obligations—3.54%
Emirate of Abu Dhabi
6.750%, due 04/08/19[5]	2,300,000	2,909,500

PACE Select Advisors Trust

PACE Strategic Fixed Income Investments

Schedule of investments – April 30, 2013 (unaudited)

	Face amount[1]($)		Value($)
Non-US government obligations—(concluded)
Mexican Bonos, Series M
10.000%, due 12/05/24	MXN	12,500,000	1,534,484
Mexico Government International Bond
6.050%, due 01/11/40	1,600,000		2,104,000
Notas do Tesouro Nacional
10.000%, due 01/01/14	BRL	3,880,000	1,957,495
10.000%, due 01/01/17	BRL	30,975,000	15,965,675
10.000%, due 01/01/21	BRL	580,000	297,805
10.000%, due 01/01/23	BRL	581,000	296,115
Republic of Korea
7.125%, due 04/16/19	400,000		515,282
State of Qatar
4.000%, due 01/20/15[5]	4,300,000		4,523,600
5.250%, due 01/20/20[4]	2,100,000		2,483,250
6.400%, due 01/20/40[4]	200,000		271,500
United Kingdom Gilt
1.750%, due 09/07/22	GBP	500,000	781,918
Total non-US government obligations (cost—$32,572,130)			33,640,624

Municipal bonds and notes—2.52%
Education—1.01%
Clark County School District, Limited Tax (Building), Series A
5.000%, due 06/15/19	300,000		355,098
Los Angeles Unified School District Refunding,
4.500%, due 07/01/25	3,200,000		3,604,448
4.500%, due 01/01/28	3,800,000		4,173,274
New York City Transitional Finance Authority Building Aid Revenue Fiscal 2008, Series S-1
5.000%, due 01/15/25	100,000		115,676
Will County Community High School District No. 210 Lincoln-Way (Capital Appreciation) (AGM Insured)
0.000%, due 01/01/21[12]	1,600,000		1,353,982
			9,602,478
General obligation—0.39%
California State (Build America Bonds)
7.500%, due 04/01/34	1,400,000		2,016,420
Cook County Build America Bonds (Recovery Zone Economic Development)
6.360%, due 11/15/33	1,200,000		1,433,760
Denver Arena Trust Revenue Note
6.940%, due 11/15/19[5]	212,429		217,356
			3,667,536
Tobacco—0.18%
Buckeye Tobacco Settlement Financing Authority (Asset Backed Series Turbo), Series A-2
5.875%, due 06/01/47	500,000		444,305
Tobacco Settlement Funding Corp., Louisiana, Series 2001-B
5.875%, due 05/15/39	1,075,000		1,080,923

PACE Select Advisors Trust

PACE Strategic Fixed Income Investments

Schedule of investments – April 30, 2013 (unaudited)

	Face amount[1]($)	Value($)
Municipal bonds and notes—(concluded)
Tobacco—(concluded)
Tobacco Settlement Funding Corp., Rhode Island, Series A
6.250%, due 06/01/42	200,000	204,752
		1,729,980
Transportation—0.72%
Bay Area Toll Authority Toll Bridge Revenue (Build America Bonds)
6.263%, due 04/01/49	1,500,000	2,114,760
Harris County Metropolitan Transportation Authority (Build America Bonds), Series C
6.875%, due 11/01/38	3,100,000	3,803,018
Port Authority of New York & New Jersey Consolidated (One Hundred Fifty-Eight)
5.859%, due 12/01/24	700,000	917,098
		6,834,876
Utilities—0.22%
Cincinnati Water System Revenue (Build America Bonds), Series B
6.458%, due 12/01/34	100,000	116,685
Metropolitan Water District Southern California (Build America Bonds)
5.906%, due 07/01/25	1,700,000	1,986,739
		2,103,424
Total municipal bonds and notes (cost—$19,358,185)		23,938,294

	Number of shares
Preferred stock[13]—0.89%
Commercial banks—0.89%
Wells Fargo & Co. (cost—$3,810,820)	6,400	8,446,400

	Face amount[1]($)
Certificates of deposit—1.72%
Banking-non-US—1.72%
Banco Do Brasil SA
0.010%, due 03/27/14	15,800,000	15,614,166
1.000%, due 11/01/13	100,000	99,319
Itau Unibanco SA New York
0.010%, due 10/31/13	600,000	595,493
Total certificates of deposit (cost—$16,308,978)		16,308,978

Commercial paper—0.58%
Banking-US—0.58%
Daimler Finance North America LLC
1.070%, due 10/15/13[5] (cost—$5,472,700)	5,500,000	5,472,700

PACE Select Advisors Trust

PACE Strategic Fixed Income Investments

Schedule of investments – April 30, 2013 (unaudited)

	Face amount[1]($)	Value($)
Short-term US government obligations[14]—0.12%
US Treasury Bills
0.050%, due 05/16/13[2]	270,000	269,995
0.036%, due 05/30/13[2]	492,000	491,986
0.142%, due 01/09/14[2]	277,000	276,820
0.151%, due 02/06/14[2]	129,000	128,902
Total short-term US government obligations (cost—$1,167,584)		1,167,703

Repurchase agreements—0.77%
Repurchase agreement dated 04/30/13 with Royal Bank of Scotland PLC, 0.150% due 05/01/13, collateralized by $4,743,000 US Treasury Note, 1.250% due 03/15/14; (value—$4,797,100); proceeds: $4,700,020	4,700,000	4,700,000
Repurchase agreement dated 04/30/13 with State Street Bank and Trust Co., 0.010% due 05/01/13, collateralized by $2,608,748 Federal National Mortgage Association obligations, 2.140% to 2.170% due 11/07/22 and $35,931 US Treasury Note, 0.250% due 08/31/14; (value—$2,675,495); proceeds: $2,623,001	2,623,000	2,623,000
Total repurchase agreements (cost—$7,323,000)		7,323,000

	Number of shares
Investment of cash collateral from securities loaned—0.45%
Money market fund—0.45%
UBS Private Money Market Fund LLC [15] (cost—$4,324,498)	4,324,498	4,324,498
Total investments before investments sold short (cost—$1,136,639,835) [16]—125.33%		1,191,022,146

	Face amount[1]($)
Investments sold short—(0.96)%
FNMA TBA*
3.500%, due 05/01/28	(1,000,000)	(1,062,227)
4.000%, due 05/01/43	(7,000,000)	(7,492,188)
4.500%, due 05/01/43	(500,000)	(539,062)
Total investments sold short (proceeds—$9,074,492)—(0.96)%		(9,093,477)
Liabilities in excess of other assets—(24.37)%		(231,609,640)
Net assets—100.00%		950,319,029

For a listing of defined portfolio acronyms, counterparty acronyms and currency abbreviations that are used throughout the Schedule of investments as well as the tables that follow, please refer to the end of the last Portfolio.

Aggregate cost for federal income tax purposes before investments sold short was substantially the same for book purposes; and net unrealized appreciation consisted of:

PACE Select Advisors Trust

PACE Strategic Fixed Income Investments

Schedule of investments – April 30, 2013 (unaudited)

Gross unrealized appreciation	$61,170,257
Gross unrealized depreciation	(6,787,946)
Net unrealized appreciation	$54,382,311

Written options

Written option activity for the nine months ended April 30, 2013 was as follows:

	Number of	Premiums
	contracts	received ($)
Options outstanding at July 31, 2012	—	—
Options written	48	2,945
Options terminated in closing purchase transactions	—	—
Options expired prior to exercise	(48)	(2,945)
Options outstanding at April 30, 2013	—	—

Foreign exchange options

Pay/
Notional				Receive
amount				floating	Expiration	Premiums	Current	Unrealized
(000)		Calls written	Counterparty	rate	date	received($)	value($)	(depreciation)($)
USD	8	USD Call/JPY Put, strike @ JPY 96.5	BOA	n/a	5/9/2013	73	(93)	(20)

				Pay/
Notional				Receive				Unrealized
amount				floating	Expiration	Premiums	Current	appreciation
(000)		Puts written	Counterparty	rate	date	received($)	value($)	(depreciation)($)
USD	8	USD Put/JPY Call, strike @ JPY 89	BOA	n/a	5/9/2013	72	—	72
						145	(93)	52

Foreign exchange written option activity for the nine months ended April 30, 2013 was as follows:

Premiums
received ($)
Foreign exchange options outstanding at July 31, 2012	1,757,915
Foreign exchange options written	100,140
Foreign exchange options terminated in closing purchase transactions	—
Foreign exchange options expired prior to exercise	(1,857,910)
Foreign exchange options outstanding at April 30, 2013	145

Futures contracts

Number of			Expiration		Current	Unrealized
contracts	Currency		date	Proceeds($)	value($)	depreciation($)
US Treasury futures sell contracts:
3,975	USD	US Treasury Note 5 Year Futures	June 2013	494,428,764	495,446,484	(1,017,720)

PACE Select Advisors Trust

PACE Strategic Fixed Income Investments

Schedule of investments – April 30, 2013 (unaudited)

Forward foreign currency contracts

Counterparty	Contracts to deliver		In exchange for		Maturity date	Unrealized appreciation (depreciation)($)
BB	USD	2,399,000	BRL	4,840,462	06/04/13	11,379
BB	USD	10,600,253	CNY	66,768,498	08/05/13	179,031
BNP	EUR	25,253,000	USD	32,282,981	05/02/13	(973,969)
BNP	EUR	26,513,000	USD	34,461,120	06/04/13	(462,320)
BNP	USD	34,453,644	EUR	26,513,000	05/02/13	462,664
BOA	CNY	66,768,498	USD	10,371,000	08/05/13	(408,283)
CITI	AUD	616,000	USD	641,777	05/23/13	4,181
CSI	BRL	38,718,889	USD	19,542,164	06/04/13	261,529
DB	GBP	440,000	USD	675,305	06/12/13	(7,988)
DB	USD	10,400,000	CNY	62,712,000	01/28/15	(458,831)
DB	USD	1,100,000	CNY	6,523,000	04/07/16	(78,750)
GSCM	CNY	62,712,000	USD	9,847,990	01/28/15	(93,179)
GSCM	EUR	20,000	USD	26,253	05/02/13	(86)
HSBC	CNY	74,529,863	USD	11,799,234	11/25/13	(184,252)
HSBC	EUR	60,000	USD	77,316	05/02/13	(1,701)
HSBC	MXN	15,452,885	USD	1,197,879	06/27/13	(69,005)
JPMCB	CNY	41,302,100	USD	6,423,344	04/07/16	(42,973)
JPMCB	EUR	20,000	USD	26,183	05/02/13	(156)
JPMCB	JPY	972,507,000	USD	9,939,515	05/15/13	(37,055)
JPMCB	USD	2,634,000	BRL	5,310,671	06/04/13	10,526
JPMCB	USD	11,775,000	CNY	74,529,863	11/25/13	208,486
JPMCB	USD	5,860,000	CNY	34,779,100	04/07/16	(414,934)
RBC	USD	26,243,734	GBP	16,960,000	06/12/13	94,113
RBS	GBP	19,311,000	USD	29,197,846	06/12/13	(790,961)
RBS	USD	381,581	GBP	254,000	06/12/13	12,865
WBC	EUR	1,160,000	USD	1,509,710	05/02/13	(17,953)
						(2,797,622)

PACE Select Advisors Trust

PACE Strategic Fixed Income Investments

Schedule of investments – April 30, 2013 (unaudited)

Interest rate swaps

				Rate type		Upfront		Unrealized
Counterparty	Notional amount (000)		Termination date	Payments made by the Portfolio[17](%)	Payments received by the Portfolio[17](%)	payments received (made)($)	Value ($)	appreciation (depreciation) ($)
BB	AUD	200	06/15/22	6 Month AUD LIBOR	4.750	1,108	16,858	17,966
BB	BRL	11,000	01/02/17	Brazil CETIP Interbank Deposit Rate	8.180	19,723	(39,558)	(19,835)
BB	BRL	4,200	01/02/17	Brazil CETIP Interbank Deposit Rate	8.585	—	5,154	5,154
BOA	BRL	14,200	01/02/17	Brazil CETIP Interbank Deposit Rate	8.860	(131,834)	106,219	(25,615)
BOA	BRL	24,100	01/02/17	Brazil CETIP Interbank Deposit Rate	8.600	—	34,378	34,378
CITI	AUD	1,700	06/15/22	6 Month AUD LIBOR	4.750	9,787	143,295	153,082
DB	AUD	13,900	03/15/23	6 Month AUD LIBOR	4.000	71,344	259,685	331,029
GS	AUD	2,100	03/15/23	6 Month AUD LIBOR	4.000	7,711	39,233	46,944
HSBC	BRL	10,200	01/02/17	Brazil CETIP Interbank Deposit Rate	8.645	(8,126)	20,872	12,746
JPMCB	BRL	1,300	01/02/17	Brazil CETIP Interbank Deposit Rate	8.210	2,642	(4,130)	(1,488)
MSC	BRL	17,500	01/02/17	Brazil CETIP Interbank Deposit Rate	8.220	33,692	(53,434)	(19,742)
						6,047	528,572	534,619

PACE Select Advisors Trust

PACE Strategic Fixed Income Investments

Schedule of investments – April 30, 2013 (unaudited)

Credit default swaps on corporate issues - buy protection18

					Rate type
Counterparty	Referenced obligations[19]	Notional amount (000)		Termination date	Payments made by the Portfolio[17] (%)	Upfront payments received (made)($)	Value($)	Unrealized appreciation (depreciation) ($)
BB	Macy’s Retail Holdings, Inc. bond, 7.875%, due 07/15/15	USD	3,100	09/20/15	7.150	—	(511,004)	(511,004)
CITI	Credit Agricole bond, 5.065%, due 08/10/22	EUR	2,200	12/20/16	1.000	(216,530)	37,099	(179,431)
CITI	Valero Energy Corp. bond, 8.750%, due 06/15/30	USD	300	12/20/13	3.400	—	(6,401)	(6,401)
DB	Bank of America Corp. bond, 5.750%, due 12/01/17	USD	3,200	12/20/17	1.020	—	10,512	10,512
GSI	Credit Agricole bond, 5.065%, due 08/10/22	EUR	1,400	12/20/16	1.000	(141,292)	23,609	(117,683)
						(357,822)	(446,185)	(804,007)

PACE Select Advisors Trust

PACE Strategic Fixed Income Investments

Schedule of investments – April 30, 2013 (unaudited)

Credit default swaps on credit indices - buy protection18

					Rate type
Counterparty	Referenced obligations[19]	Notional amount (000)		Termination date	Payments made by the Portfolio[17] (%)	Upfront payments received (made)($)	Value($)	Unrealized (depreciation) ($)
BOA	iTraxx Europe Crossover Series 17	EUR	1,900	06/20/17	5.000%	146,568	(209,305)	(62,737)

Credit default swaps on corporate and sovereign issues - sell protection20

					Rate type
Counterparty	Referenced obligations[19]	Notional amount (000)		Termination date	Payments received by the Portfolio[17] (%)	Upfront payments received (made)($)	Value($)	Unrealized appreciation (depreciation) ($)	Credit spread[21] (%)
BB	BP Capital Markets America bond, 4.200%, due 6/15/18	EUR	500	06/20/15	1.000	75,251	10,455	85,706	0.26
BB	Federal Republic of Brazil bond, 12.250%, due 03/06/30	USD	5,500	06/20/16	1.000	15,937	46,233	62,170	0.73
BB	Italy Republic bond, 1.000% due 6/20/17	EUR	1,400	06/20/17	1.000	217,598	(66,057)	151,541	2.82
BOA	Italy Republic bond, 1.000%, due 06/20/17	EUR	1,000	06/20/17	1.000	157,218	(47,184)	110,034	1.91
BOA	Lloyds TSB Bank PLC, 3.375%, due 04/15/20	EUR	3,600	09/20/17	3.000	(25,108)	362,456	337,348	1.21
CITI	BP Capital Markets American bond, 4.200%, due 06/15/18	USD	200	06/20/15	5.000	(3,642)	20,405	16,763	0.26
CITI	El Paso Corp. bond, 6.875%, due 06/15/14	USD	1,800	03/20/14	5.000	88,920	76,907	165,827	0.24
CSI	BP Capital Markets America bond, 4.200%, due 06/15/18	USD	1,200	06/20/15	5.000	(18,409)	122,427	104,018	0.26
CSI	Citigroup Inc. bond, 1.000%, due 09/20/17	USD	8,100	09/20/14	1.000	66,266	81,308	147,574	0.29
DB	BP Capital Markets America bond, 4.200%, due 06/15/18	USD	700	06/20/15	5.000	(24,474)	71,416	46,942	0.26
DB	Lloyds TSB Bank PLC bond, 3.375%, due 04/15/20	EUR	2,900	09/20/17	3.000	(25,661)	291,978	266,317	1.21
GSI	Dell Inc. bond, 7.100%, due 04/15/28	USD	1,800	12/20/17	1.000	124,913	(142,627)	(17,714)	2.82
MSCI	China International Government bond, 4.750%, due 10/29/13	USD	4,100	09/20/16	1.000	17,808	78,445	96,253	0.43
						666,617	906,162	1,572,779

PACE Select Advisors Trust

PACE Strategic Fixed Income Investments

Schedule of investments – April 30, 2013 (unaudited)

Centrally cleared interest rate swap agreement

			Rate type
Notional amount (000)		Termination date	Payments made by the Portfolio[17]	Payments Received by the Portfolio[17](%)	Value ($)	Unrealized appreciation (depreciation)($)
AUD	8,600	03/15/23	6 Month AUD LIBOR	3.750	(16,561)	7,829
GBP	28,100	03/21/23	6 Month GBP LIBOR	3.000	547,955	158,590
USD	114,500	03/21/23	3 Months USD LIBOR	3.000	426,132	606,000
USD	2,700	06/19/43	3 Months USD LIBOR	2.750	47,528	(114,541)
					1,005,054	657,878

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2013 in valuing the Portfolio’s investments:

	Unadjusted quoted prices in active markets for identical investments (Level 1) ($)	Other significant observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)
US government obligations	—	566,632,252	—	566,632,252
Government national mortgage association certificates	—	49,265	—	49,265
Federal home loan mortgage corporation certificates	—	123,347	1,445,587	1,568,934
Federal housing administration certificates	—	—	21,584	21,584
Federal national mortgage association certificates	—	28,362,414	59,900	28,422,314
Collateralized mortgage obligations	—	214,562,617	124,549	214,687,166
Asset-backed securities	—	67,510,026	—	67,510,026
Corporate notes	—	205,947,953	—	205,947,953
Loan assignments	—	5,560,455	—	5,560,455
Non-US government obligations	—	33,640,624	—	33,640,624
Municipal bonds and notes	—	23,938,294	—	23,938,294
Preferred stock	8,446,400	—	—	8,446,400
Certificates of deposit	—	16,308,978	—	16,308,978
Commercial paper	—	5,472,700	—	5,472,700
Short-term US government obligations	—	1,167,703	—	1,167,703
Repurchase agreements	—	7,323,000	—	7,323,000
Investment of cash collateral from securities loaned	—	4,324,498	—	4,324,498
Federal national mortgage association certificates sold short	—	(9,093,477)	—	(9,093,477)
Written swaptions and foreign exchange written options	—	(93)	—	(93)
Futures contracts, net	(1,017,720)	—	—	(1,017,720)
Forward foreign currency contracts, net	—	(2,797,622)	—	(2,797,622)
Swap agreements, net[22]	—	1,437,122	—	1,437,122
Total	7,428,680	1,170,470,056	1,651,620	1,179,550,356

At April 30, 2013, there were no transfers between Level 1 and Level 2.

The following is a rollforward of the Portfolio’s investments that were valued using unobservable inputs (Level 3) for the nine months ended April 30, 2013:

	Federal home loan mortgage corporation certificates ($)	Federal housing administration certificates ($)	Federal national mortgage association certificates ($)	Collateralized mortgage obligations ($)	Total ($)
Beginning balance	1,520,805	44,889	68,630	198,420	1,832,744
Purchases	—	—	—	—	—
Sales	(43,484)	(23,305)	(9,515)	(73,990)	(150,294)
Accrued discounts/(premiums)	(28)	(1,353)	—	—	(1,381)
Total realized gain/(loss)	—	—	—	—	—
Net change in unrealized appreciation/depreciation	(31,706)	1,353	785	119	(29,449)
Net transfers into Level 3	—	—	—	—	—
Net transfers out of Level 3	—	—	—	—	—
Ending balance	1,445,587	21,584	59,900	124,549	1,651,620

The change in unrealized appreciation/depreciation relating to the Level 3 investments held April 30, 2013 was $(22,380).

PACE Select Advisors Trust

PACE Strategic Fixed Income Investments

Schedule of investments – April 30, 2013 (unaudited)

Issuer breakdown by country or territory of origin

Percentage of total investments (%)
United States	88.3
Brazil	4.1
Cayman Islands	2.7
South Korea	1.4
Norway	0.8
Qatar	0.6
Mexico	0.5
India	0.5
France	0.4
United Kingdom	0.2
United Arab Emirates	0.2
Guernsey	0.1
British Virgin Islands	0.1
Luxembourg	0.1
Total	100.0

Portfolio footnotes

*

On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation into conservatorship, and the US Treasury guaranteed the debt issued by those organizations.

1	In US Dollars unless otherwise indicated.
2	Security, or portion thereof, pledged as collateral for investments sold short.
3	Security is being fair valued by a valuation committee under the direction of the board of trustees.
4

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities, which represent 11.23% of net assets as of April 30, 2013, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

5	Illiquid securities representing 2.79% of net assets as of April 30, 2013.
6	Step bond that converts to the noted fixed rate at a designated future date.
7

Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. At April 30, 2013, the value of these securities amounted to 1.78% of net assets.

8	Variable or floating rate security. The interest rate shown is the current rate as of April 30, 2013 and changes periodically.
9	Security, or portion thereof, was on loan at April 30, 2013.
10	Perpetual bond security. The maturity date reflects the next call date.
11	Bond interest in default.
12	Zero coupon bond. The interest rate represents annualized yield at the date of purchase.
13	Non cumulative preferred stock. Convertible until 12/31/49.
14	Rates shown are the discount rates at date of purchase.
15

The table below details the Portfolio’s transaction activity in an affiliated issuer during the nine months ended April 30, 2013. The investment manager earns a management fee from UBS Private Money Market Fund LLC. Please see the Notes to financial statements in the most recent shareholder report for further information.

PACE Select Advisors Trust

PACE Strategic Fixed Income Investments

Schedule of investments – April 30, 2013 (unaudited)

Security description	Value at 07/31/12 ($)	Purchases during the nine months ended 04/30/13 ($)	Sales during the nine months ended 04/30/13 ($)	Value at 04/30/13 ($)	Net income earned from affiliate for the nine months ended 04/30/13 ($)
UBS Private Money Market Fund LLC	1,841,523	151,584,842	149,101,867	4,324,498	1,667

16	Includes $4,234,383 of investments in securities on loan, at value.
17	Payments made/received are based on the notional amount.
18

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

19	Payments from/to the counterparty will be received/made upon the occurrence of a failure to pay, obligation acceleration, repudiation or restructuring of the referenced obligation.
20

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of the particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.

21

Credit spreads, where applicable, represented in absolute terms, utilized in determining the market value as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity.

22	Swap agreements are included in the table at value, with the exception of the centrally cleared swap agreement which is included in the table at its unrealized appreciation.

For more information regarding the Portfolio’s other significant accounting policies, please refer to the Portfolio’s semiannual report to shareholders dated January 31, 2013.

PACE Select Advisors Trust

PACE Municipal Fixed Income Investments

Schedule of investments – April 30, 2013 (unaudited)

	Face amount ($)	Value ($)
Municipal bonds and notes—98.61%
Alabama—1.45%
Birmingham Waterworks Board Water Revenue Series A (Assured Guaranty Insured)
5.000%, due 01/01/24	2,005,000	2,271,765
University of Alabama General Revenue, Series A
5.000%, due 07/01/23	2,000,000	2,513,720
		4,785,485
Alaska—1.77%
Alaska International Airports Revenue Refunding Series A (NATL-RE Insured)
5.500%, due 10/01/15[1]	3,500,000	3,576,020

North Slope Boro Series A (NATL-RE Insured)
5.000%, due 06/30/16	2,000,000	2,270,220
		5,846,240
Arizona—1.67%
Arizona State Transportation Board Excise Tax Revenue Maricopa County Regional Area Road Fund
5.000%, due 07/01/15	2,000,000	2,199,900
Pima County Sewer Revenue System (AGM Insured)
5.000%, due 07/01/23	1,500,000	1,806,945
San Manuel Entertainment Series 04-C
4.500%, due 12/01/16[2]	1,500,000	1,505,025
		5,511,870
California—14.44%
California State
5.000%, due 03/01/17	2,000,000	2,245,020
5.000%, due 08/01/19	3,000,000	3,455,430
5.000%, due 09/01/25	1,725,000	2,011,730
5.250%, due 10/01/20	1,000,000	1,243,730
5.500%, due 04/01/21	3,000,000	3,706,950
California State Department of Water Resources Power Supply Revenue Series L
5.000%, due 05/01/17	1,000,000	1,171,470
California State Economic Recovery Refunding Series A
5.000%, due 07/01/20	3,000,000	3,652,050
California State Public Works Board Lease Revenue (Judicial Council Project), Series A
5.000%, due 03/01/24	1,750,000	2,109,328
California Statewide Communities Development Authority Revenue Kaiser Permanente Series A
5.000%, due 04/01/19	3,000,000	3,628,560
California Statewide Communities Development Authority Revenue St. Joseph Series F (AGM Insured)
5.250%, due 07/01/18	1,500,000	1,798,620
Los Angeles Wastewater Systems Revenue Refunding, Subseries A
5.000%, due 06/01/20	2,500,000	3,129,500
Northern California Power Agency Refunding (Hydroelectric Project 1), Series A,
5.000%, due 07/01/28	1,845,000	2,166,288
San Diego Public Facilities Financing Authority Sewer Revenue Senior Series A
5.000%, due 05/15/25	2,500,000	2,962,600

PACE Select Advisors Trust

PACE Municipal Fixed Income Investments

Schedule of investments – April 30, 2013 (unaudited)

	Face amount ($)	Value ($)
Municipal bonds and notes—(continued)
California—(concluded)
San Francisco City and County Airports Community International Airport Revenue San Francisco International Airport
5.000%, due 05/01/17[1]	3,715,000	4,334,922
Stockton Unified School District
5.000%, due 07/01/23	1,270,000	1,495,666
University of California Revenue Series AF
5.000%, due 05/15/18	2,000,000	2,408,600
5.000%, due 05/15/24	2,500,000	3,182,225
Series Q
5.250%, due 05/15/23	2,500,000	2,953,025
		47,655,714
Colorado—1.44%
Colorado Health Facilities Authority Revenue Boulder Community Hospital Project Series A
4.000%, due 10/01/18	1,500,000	1,659,030
Denver City & County Airport Revenue Series A
5.500%, due 11/15/19[1]	2,500,000	3,097,825
		4,756,855
Florida—10.67%
Broward Port Facilities Revenue Refunding Series B
5.000%, due 09/01/21[1]	2,000,000	2,387,900
Citizens Property Insurance Corp. Senior Secured Coastal Series A-1
5.000%, due 06/01/19	2,000,000	2,397,760
Citizens Property Insurance Corp. Senior Secured High Account
5.500%, due 06/01/14	1,000,000	1,056,150
5.500%, due 06/01/17	2,835,000	3,327,525
Florida Hurricane Catastrophe Fund Finance Corp. Revenue Series A
5.000%, due 07/01/16	1,500,000	1,704,105
Florida State Board of Education Lottery Revenue Refunding Series C
5.000%, due 07/01/16	1,000,000	1,138,780
Series E
5.000%, due 07/01/19	1,000,000	1,218,350
Florida State Board of Education Public Education Capital Outlay Refunding Series A
5.000%, due 06/01/17	2,700,000	3,165,696
Florida State Municipal Power Agency Revenue All Requirements Power
5.250%, due 10/01/20	1,555,000	1,875,952
5.250%, due 10/01/21	2,000,000	2,387,400
Lakeland Energy System Revenue Refunding Series B (AGM Insured)
5.000%, due 10/01/17	2,000,000	2,321,700
Miami-Dade County Water & Sewer Revenue Refunding Series C
5.250%, due 10/01/18	2,000,000	2,414,420
Miami-Dade County Water & Sewer Revenue Refunding Systems Series B (AGM Insured)
5.250%, due 10/01/18	2,500,000	3,020,925
Orlando & Orange County Expressway Authority Expressway Revenue Junior Lien (NATL-RE-IBC/FGIC Insured)
8.250%, due 07/01/16	2,595,000	3,187,101

PACE Select Advisors Trust

PACE Municipal Fixed Income Investments

Schedule of investments – April 30, 2013 (unaudited)

	Face amount ($)	Value ($)
Municipal bonds and notes—(continued)
Florida—(concluded)
Tampa Solid Waste System Revenue Refunding (AGM Insured)
5.000%, due 10/01/15[1]	1,000,000	1,097,460
Tampa Utilities Tax & Special Revenue Refunding Series B (AMBAC Insured)
5.750%, due 10/01/15	1,000,000	1,119,910
Tampa-Hillsborough County Expressway Authority Revenue (Escrowed to Maturity) (AMBAC Insured)
5.000%, due 07/01/14	640,000	674,541
Tampa-Hillsborough County Expressway Authority Revenue Unrefunded Balance (AMBAC Insured)
5.000%, due 07/01/14	695,000	732,509
		35,228,184
Georgia—1.95%
De Kalb County Water & Sewer Revenue Refunding Series B
5.250%, due 10/01/24	2,000,000	2,590,100
Municipal Electric Authority of Georgia Project One Subseries D
5.750%, due 01/01/19	1,750,000	2,136,120
Private Colleges & Universities Authority of Georgia Emory University Series A
5.000%, due 09/01/16	1,500,000	1,719,795
		6,446,015
Idaho—0.09%
Idaho Housing & Finance Association Single-Family Mortgage
Series G-2, Class III
5.950%, due 07/01/19[1]	290,000	291,064
Subseries D-3
5.150%, due 07/01/13[1]	10,000	10,031
		301,095
Illinois—9.91%
Chicago O’Hare International Airport Revenue Refunding General Third Lien Series B (NATL-RE Insured)
5.250%, due 01/01/18	1,000,000	1,187,870
Chicago O’Hare International Airport Revenue, Series A
5.000%, due 01/01/23[1]	1,150,000	1,344,465
Chicago Refunding Series A (AGM Insured)
5.000%, due 01/01/17	2,500,000	2,685,050
Cook County Forest Preservation District (AMBAC Insured)
5.000%, due 11/15/19	5,180,000	6,269,354
Illinois Development Finance Authority Revenue School District Program School District No. U-46 (AGM Insured)
5.150%, due 01/01/19	2,000,000	2,371,380
Illinois Finance Authority Revenue University of Chicago Series A
5.000%, due 10/01/29	2,440,000	2,866,097
Illinois Health Facilities Authority Revenue Evangelical Hospital Series A (Escrowed to Maturity)
6.750%, due 04/15/17	545,000	622,815
Illinois Municipal Electric Agency Power Supply Refunding Series C (NATL-RE-FGIC Insured)
5.000%, due 02/01/16	1,200,000	1,338,708

PACE Select Advisors Trust

PACE Municipal Fixed Income Investments

Schedule of investments – April 30, 2013 (unaudited)

	Face amount ($)	Value ($)
Municipal bonds and notes—(continued)
Illinois—(concluded)
Illinois Toll Highway Authority Toll Highway Revenue Refunding Senior Series A-1
5.000%, due 01/01/25	1,250,000	1,463,438
Railsplitter Tobacco Settlement Authority
5.500%, due 06/01/23	3,065,000	3,746,104
Regional Transportation Authority Series A (AGM Insured)
5.750%, due 06/01/18	3,000,000	3,670,440
Springfield Electric Revenue Senior Lien Electric
5.000%, due 03/01/16	2,000,000	2,187,780
State of Illinois Series A
5.000%, due 04/01/22	2,500,000	2,937,400
		32,690,901
Indiana—1.95%
Indiana State Finance Authority Environmental Facilities Revenue Refunding Industrial Power & Light Co. Series C
4.900%, due 01/01/16	1,500,000	1,633,755
Indiana State Finance Authority Revenue Private Activity Bonds (Ohio River Bridges East End Crossing Project), Series B
5.000%, due 01/01/19[1]	1,000,000	1,112,730
Indiana University Revenues Student Fees Series S
5.000%, due 08/01/19	1,185,000	1,417,343
Indianapolis Thermal Energy System Refunding (AGM Insured)
5.000%, due 10/01/16	2,000,000	2,265,900
		6,429,728
Kentucky—0.76%
Pikeville Hospital Revenue Refunding & Improvement (Pikeville Medical Center)
6.000%, due 03/01/22	2,055,000	2,492,201

Louisiana—0.94%
Louisiana Public Facilities Authority Revenue Hurricane Recovery Project (AMBAC Insured)
5.000%, due 06/01/15	2,880,000	3,098,189

Maryland—1.50%
Baltimore County Consolidated Public Improvement Bond
5.000%, due 08/01/19	3,000,000	3,729,000
Montgomery Country Consolidated Public Improvement Bond Series A
5.000%, due 07/01/21	1,000,000	1,228,980
		4,957,980
Massachusetts—3.33%
Massachusetts Bay Transportation Authority Massachusetts Sales Tax Revenue Series B
5.250%, due 07/01/21	1,000,000	1,287,330
Massachusetts Health & Educational Facilities Authority Revenue (Stonehill College), Series K
0.170%, due 07/01/37[3]	1,000,000	1,000,000
Massachusetts Health & Educational Facilities Authority Revenue Massachusetts Institute of Technology Series M
5.250%, due 07/01/29	1,000,000	1,375,170

PACE Select Advisors Trust

PACE Municipal Fixed Income Investments

Schedule of investments – April 30, 2013 (unaudited)

	Face amount ($)	Value ($)
Municipal bonds and notes—(continued)
Massachusetts—(concluded)
Massachusetts Health & Educational Facilities Authority Revenue Partners Healthcare Systems Series G-5
5.000%, due 07/01/19	1,000,000	1,159,440
Massachusetts State College Building Authority Revenue Refunding Series B
5.000%, due 05/01/29	2,500,000	2,963,400
Massachusetts State Development Finance Agency Solid Waste Disposal Revenue Waste Management Income Project
5.450%, due 06/01/14[1]	2,000,000	2,099,240
Massachusetts State Water Resources Authority Refunding General Series B
5.000%, due 08/01/15	1,000,000	1,104,080
		10,988,660
Michigan—4.60%
Detroit Sewer Disposal Revenue Refunding Senior Lien Series C-1
6.500%, due 07/01/24	2,250,000	2,693,925
Detroit Sewer Disposal Revenue Senior Lien Series A (AGM Insured)
5.250%, due 07/01/19	2,500,000	2,923,475
Michigan State Finance Authority Revenue Refunding (Unemployment Obligation Assessment), Series B
5.000%, due 07/01/21	4,000,000	4,768,720
Michigan State Housing Development Authority Series A
4.550%, due 12/01/14[1]	2,395,000	2,500,883
Wayne County Airport Authority Revenue Refunding Detroit Metropolitan Airport Series A
5.000%, due 12/01/16[1]	1,500,000	1,708,440
Series D
5.000%, due 12/01/17	510,000	593,038
		15,188,481
Missouri—2.25%
Missouri State Health & Educational Facilities Authority Health Facilities Revenue St. Lukes Health Systems
5.000%, due 11/15/16	2,000,000	2,263,680
5.000%, due 11/15/17	2,500,000	2,898,725
Missouri State Highways & Transit Commission State Road Revenue Second Lien
5.000%, due 05/01/16	2,000,000	2,270,480
		7,432,885
Nevada—1.52%
Las Vegas Valley Water District Refunding & Improvement, Series A
5.000%, due 02/01/17	1,500,000	1,727,550
Las Vegas Valley Water District, Series B
5.000%, due 06/01/25	2,700,000	3,273,264
		5,000,814
New Jersey—1.26%
New Jersey Economic Development Authority Water Facilities Revenue Refunding American Water Co. Series C
5.100%, due 06/01/23[1]	1,000,000	1,132,300

PACE Select Advisors Trust

PACE Municipal Fixed Income Investments

Schedule of investments – April 30, 2013 (unaudited)

	Face amount ($)	Value ($)
Municipal bonds and notes—(continued)
New Jersey—(concluded)
New Jersey State Higher Education Assistance Authority Revenue, Series 1A
5.000%, due 12/01/18[1]	1,000,000	1,139,720
New Jersey Transportation Trust Fund Authority Transportation System Series B (AGC-ICC/FGIC Insured)
5.500%, due 12/15/20	1,500,000	1,889,775
		4,161,795
New York—8.39%
Metropolitan Transportation Authority Revenue Transportation Series G
5.000%, due 11/15/18	2,500,000	3,001,950
New York City Health & Hospital Corp. Revenue Health System Series A
5.000%, due 02/15/22	3,500,000	4,120,445
New York City Municipal Water Finance Authority Water & Sewer Systems Revenue (Second General Resolution), Series HH
5.000%, due 06/15/29	2,500,000	2,938,825
New York City
Series B
5.000%, due 08/01/17	1,750,000	2,056,705
Series C
0.180%, due 10/01/23[3]	400,000	400,000
Subseries A-7
0.180%, due 08/01/20[3]	1,000,000	1,000,000
Subseries E5
0.180%, due 08/01/18[3]	100,000	100,000
New York City Transitional Finance Authority Future Tax Secured Revenue,
Series A-1
5.000%, due 11/15/18	3,000,000	3,651,450
Series B
5.000%, due 02/01/23	2,500,000	3,062,850
New York State Dorm Authority State Personal Income Tax Revenue Education Series D
5.000%, due 03/15/15	2,500,000	2,719,125
New York State Dorm Authority State Personal Income Tax Revenue General Purpose Series C
5.000%, due 03/15/25	2,320,000	2,787,665
New York State Thruway Authority General Revenue- Series I,
5.000%, due 01/01/20	1,500,000	1,842,675
		27,681,690
North Carolina—1.01%
North Carolina Capital Improvement Obligations Series C
5.000%, due 05/01/30	1,000,000	1,168,460
Wake County Industrial Facilities & Pollution Control Financing Authority Series E
0.403%, due 10/01/22[3]	2,375,000	2,173,125
		3,341,585
Ohio—1.09%
Kent State University Revenue General Receipts Series B (Assured Guaranty Insured)
5.000%, due 05/01/21	3,000,000	3,594,300

Pennsylvania—4.94%
Allegheny County Port Authority Special Revenue Refunding Transportation
5.000%, due 03/01/25	1,000,000	1,160,930

PACE Select Advisors Trust

PACE Municipal Fixed Income Investments

Schedule of investments – April 30, 2013 (unaudited)

	Face amount ($)	Value ($)
Municipal bonds and notes—(continued)
Pennsylvania—(concluded)
Pennsylvania Economic Development Financing Authority Unemployment Compensation Revenue,
Series A
5.000%, due 07/01/18	3,400,000	4,110,260
Series B
5.000%, due 01/01/22	1,750,000	2,035,232
Pennsylvania Intergovernmental Cooperative Authority Special Tax Revenue Refunding Philadelphia Funding Program
5.000%, due 06/15/17	2,000,000	2,342,440
Pennsylvania State Higher Educational Facilities Authority Revenue University of Pennsylvania Series A
5.000%, due 09/01/17	1,150,000	1,360,278
Philadelphia School District Refunding Series E
5.000%, due 09/01/18	1,000,000	1,172,460
Philadelphia Water & Wastewater Revenue Refunding Series A
5.000%, due 06/15/15	1,500,000	1,642,680
University of Pittsburgh of the Commonwealth System of Higher Education Capital Project Series B
5.500%, due 09/15/21	2,000,000	2,495,900
		16,320,180
Puerto Rico—1.63%
Puerto Rico Commonwealth Highway & Transportation Authority Transportation Revenue (AGM Insured)
5.500%, due 07/01/25	2,000,000	2,158,440
Puerto Rico Electric Power Authority Power Revenue, Series TT
5.000%, due 07/01/17	3,000,000	3,205,500
		5,363,940
Rhode Island—1.35%
Rhode Island Health & Educational Building Corp. Higher Educational Facilities Revenue (Brown University)
5.000%, due 09/01/22	3,500,000	4,472,265

South Carolina—1.64%
Columbia Waterworks & Sewer Systems Refunding
5.000%, due 02/01/28	2,500,000	3,008,125
Richland County School District No. 002 Series A (SCSDE Insured)
5.000%, due 02/01/21	2,000,000	2,390,240
		5,398,365
Tennessee—0.89%
Memphis Electric System Revenue Refunding
5.000%, due 12/01/15	2,625,000	2,937,270

Texas—7.60%
Austin Water & Wastewater Systems Revenue Refunding (NATL-RE Insured)
5.000%, due 11/15/17	2,000,000	2,227,560
Fort Worth Independent School District (PSF-GTD)
5.000%, due 02/15/15	2,000,000	2,167,080

PACE Select Advisors Trust

PACE Municipal Fixed Income Investments

Schedule of investments – April 30, 2013 (unaudited)

	Face amount ($)	Value ($)
Municipal bonds and notes—(continued)
Texas—(concluded)
Harris County Hospital District Revenue Refunding Senior Lien Series A (NATL-RE Insured)
5.000%, due 02/15/18	1,675,000	1,886,720
Harris County Metropolitan Transportation Authority Sales & Use Tax Revenue Series A
5.000%, due 11/01/29	2,000,000	2,352,380
Houston Utility System Revenue First Lien Series D
5.000%, due 11/15/29	2,000,000	2,367,200
Lower Colorado River Authority Refunding LCRA Transmission Services (BHAC Insured)
5.000%, due 05/15/20	1,765,000	2,091,578
North Texas Health Facilities Development Corp. Hospital Revenue United Regional Health Care Systems (AGM Insured)
5.000%, due 09/01/21	1,450,000	1,643,618
5.000%, due 09/01/22	1,400,000	1,586,942
San Antonio Electric & Gas Refunding Series A
5.000%, due 02/01/17	1,295,000	1,504,013
Texas Municipal Power Agency Revenue (Escrowed to Maturity) (NATL-RE Insured)
6.100%, due 09/01/13[4]	25,000	24,985
Texas State Series B,
5.000%, due 04/01/15	2,400,000	2,616,936
Texas Water Development Board Revenue State Revolving Fund Subseries A-1
5.000%, due 07/15/24	1,885,000	2,283,376
University of Texas University Revenues Refunding Financing System
Series D (Pre-refunded with State and Local Government Securities to 02/15/17 @ 100)
5.000%, due 08/15/17	1,805,000	2,095,370
Series D Unrefunded Balance
5.000%, due 08/15/17	195,000	226,362
		25,074,120
Utah—0.98%
Intermountain Power Agency Power Supply Revenue Refunding, Subseries A
5.000%, due 07/01/17	1,500,000	1,760,205
Riverton Hospital Revenue IHC Health Services, Inc.
5.000%, due 08/15/15	1,200,000	1,323,408
Utah State Housing Finance Agency Single-Family Mortgage Series G-3, Class III
5.700%, due 07/01/15[1]	160,000	160,461
		3,244,074
Washington—7.59%
Energy Northwest Electric Revenue Columbia Station Series A
5.000%, due 07/01/23	2,500,000	2,823,450
Energy Northwest Electric Revenue Refunding (Columbia Generating), Series A
5.000%, due 07/01/19	2,500,000	3,035,955
Energy Northwest Electric Revenue Refunding Columbia Station Series A
5.000%, due 07/01/21	2,000,000	2,263,460
Energy Northwest Electric Revenue Refunding Project 1 Series A
5.000%, due 07/01/16	1,515,000	1,727,039
Port of Seattle Refunding
5.500%, due 12/01/22[1]	500,000	631,785

PACE Select Advisors Trust

PACE Municipal Fixed Income Investments

Schedule of investments – April 30, 2013 (unaudited)

	Face amount ($)	Value ($)
Municipal bonds and notes—(concluded)
Washington—(concluded)
Port of Seattle Revenue Refunding Intermediate Lien Series C
5.000%, due 02/01/16[1]	1,000,000	1,115,980
Seattle Municipal Lighting & Power Revenue Refunding & Improvement Series A
5.000%, due 02/01/22	2,500,000	3,098,825
Washington Health Care Facilities Authority Overlake Hospital Medical Center Series A (Assured Guaranty Insured)
5.000%, due 07/01/16	1,000,000	1,082,240
Washington State Public Power Supply Systems Nuclear Project No. 1 Revenue Refunding Series B
7.125%, due 07/01/16	3,000,000	3,609,390
Washington State
5.000%, due 07/01/17	2,130,000	2,503,794
5.000%, due 07/01/20	2,625,000	3,149,921
		25,041,839
Total municipal bonds and notes (cost—$300,900,122)		325,442,720

	Number of shares

Tax-free money market fund—0.03%
State Street Global Advisors Tax Free Money Market Fund (cost—$98,422)	98,422	98,422
Total investments (cost—$300,998,544)—98.64%		325,541,142
Other assets in excess of liabilities—1.36%		4,488,743
Net assets—100.00%		330,029,885

For a listing of defined portfolio acronyms that are used throughout the Schedule of investments as well as the tables that follow, please refer to the end of the last Portfolio.

Aggregate cost for federal income tax purposes was substantially the same for book purposes; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$24,612,443
Gross unrealized depreciation	(69,845)
Net unrealized appreciation	$24,542,598

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2013 in valuing the Portfolio’s investments:

	Unadjusted quoted prices in active markets for identical investments (Level 1) ($)	Other significant observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)
Municipal bonds and notes	—	323,269,595	2,173,125	325,442,720
Tax-free money market fund	—	98,422	—	98,422
Total	—	323,368,017	2,173,125	325,541,142

At April 30, 2013, there were no transfers between Level 1 and Level 2.

PACE Select Advisors Trust

PACE Municipal Fixed Income Investments

Schedule of investments – April 30, 2013 (unaudited)

The following is a rollforward of the Portfolio’s investment that was valued using unobservable inputs (Level 3) for the nine months ended April 30, 2013:

Municipal bonds and notes ($)
Beginning balance	—
Purchases	2,182,031
Sales	—
Accrued discounts/(premiums)	5,047
Total realized gain/(loss)	—
Net change in unrealized appreciation/depreciation	(13,953)
Transfers into Level 3	—
Transfers out of Level 3	—
Ending balance	2,173,125

The change in unrealized appreciation/depreciation relating to the Level 3 investment held at April 30, 2013 was $(13,953).

Portfolio footnotes

1                                         Security subject to Alternative Minimum Tax.

2                                         Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security, which represents 0.46% of net assets as of April 30, 2013, is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

3                                         Variable or floating rate security.  The interest rate shown is the current rate as of April 30, 2013 and changes periodically.

4                                         Zero coupon bond.  The rate shown represents annualized yield at the date of purchase.

For more information regarding the Portfolio’s other significant accounting policies, please refer to the Portfolio’s semiannual report to shareholders dated January 31, 2013.

PACE Select Advisors Trust

PACE International Fixed Income Investments

Schedule of investments – April 30, 2013 (unaudited)

	Face amount		Value($)
Long-term global debt securities—95.57%
Australia—3.12%
Australia & New Zealand Banking Group Ltd.
4.875%, due 01/12/21[1]	USD	2,350,000	2,769,757
5.100%, due 01/13/20[1]	USD	1,100,000	1,301,146
Commonwealth Bank of Australia
3.000%, due 05/03/22[2]	EUR	2,900,000	4,268,747
National Australia Bank Ltd.
3.000%, due 01/20/23	USD	4,350,000	4,380,972
Westpac Banking Corp.
4.875%, due 11/19/19	USD	1,650,000	1,949,835
5.000%, due 10/21/19[2]	GBP	1,150,000	2,110,790
			16,781,247
Belgium—2.04%
Anheuser-Busch InBev SA
6.500%, due 06/23/17	GBP	2,100,000	3,944,824
Belgium Government Bond
4.250%, due 09/28/22	EUR	4,400,000	7,015,616
			10,960,440
Brazil—0.18%
Banco do Brasil SA
3.875%, due 10/10/22	USD	1,000,000	993,750

British Virgin Islands—1.16%
CNOOC Finance 2011 Ltd.
4.250%, due 01/26/21[1]	USD	3,100,000	3,394,594
Sinopec Group Overseas Development 2012 Ltd.
3.900%, due 05/17/22[2]	USD	2,650,000	2,843,715
			6,238,309
Canada—2.67%
Canadian Government Bond
5.750%, due 06/01/33	CAD	3,760,000	5,801,212
Cards II Trust
3.333%, due 05/15/16	CAD	2,300,000	2,400,360
Precision Drilling Corp.
6.625%, due 11/15/20	USD	704,000	758,560
Rogers Communications, Inc.
4.000%, due 06/06/22	CAD	1,300,000	1,380,675
Royal Bank of Canada
0.850%, due 03/08/16	USD	1,850,000	1,858,432
Toronto-Dominion Bank
5.375%, due 05/14/15[2]	EUR	1,500,000	2,170,930
			14,370,169
Chile—0.31%
Banco Santander Chile
3.875%, due 09/20/22[1]	USD	1,650,000	1,683,000

PACE Select Advisors Trust

PACE International Fixed Income Investments

Schedule of investments – April 30, 2013 (unaudited)

	Face amount		Value($)
Long-term global debt securities—(continued)
Chile—(concluded)
Croatia—0.19%
Agrokor DD
9.125%, due 02/01/20[2]	EUR	700,000	1,023,271

Denmark—1.53%
Denmark Government Bond
1.500%, due 11/15/23	DKK	45,700,000	8,201,798

Dominican Republic—0.25%
Dominican Republic International Bond
5.875%, due 04/18/24[1]	USD	1,300,000	1,319,500

Finland—0.56%
Finland Government Bond
3.500%, due 04/15/21	EUR	1,950,000	3,031,330

France—5.94%
BNP Paribas Home Loan Covered Bonds SA
2.200%, due 11/02/15[1,3]	USD	3,900,000	4,037,670
BNP Paribas SA
2.375%, due 09/14/17	USD	2,550,000	2,615,255
Caisse d’Amortissement de la Dette Sociale
3.625%, due 04/25/15	EUR	8,125,000	11,406,437
GDF Suez
2.750%, due 10/18/17	EUR	1,800,000	2,539,206
Pernod-Ricard SA
4.875%, due 03/18/16	EUR	950,000	1,380,029
Republic of France
4.000%, due 04/25/55	EUR	450,000	734,255
Sanofi
2.625%, due 03/29/16	USD	4,100,000	4,325,627
Societe Generale SA
2.750%, due 10/12/17	USD	2,800,000	2,907,206
5.200%, due 04/15/21[2]	USD	800,000	911,408
Tereos Europe SA
6.375%, due 04/15/14[2]	EUR	800,000	1,095,703
			31,952,796
Germany—0.73%
Deutsche Bank AG
0.960%, due 03/09/17[4]	EUR	2,250,000	2,840,050
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH
7.500%, due 03/15/19[2]	EUR	750,000	1,081,545
			3,921,595
Indonesia—0.47%
Indonesia Government International Bond
3.375%, due 04/15/23[1]	USD	1,400,000	1,428,000

PACE Select Advisors Trust

PACE International Fixed Income Investments

Schedule of investments – April 30, 2013 (unaudited)

	Face amount		Value($)
Long-term global debt securities—(continued)
Indonesia—(concluded)
Pertamina Persero PT
6.000%, due 05/03/42[2]	USD	1,000,000	1,080,000
			2,508,000
Ireland—0.81%
Ardagh Packaging Finance PLC/Ardagh MP Holdings USA, Inc.
7.375%, due 10/15/17[2]	EUR	750,000	1,076,607
Rosneft Oil Co. via Rosneft International Finance Ltd.
3.149%, due 03/06/17[1]	USD	400,000	405,000
Smurfit Kappa Acquisitions
4.875%, due 09/15/18[1]	USD	870,000	902,625
Willow No.2 Ireland PLC for Zurich Insurance Co. Ltd.
3.375%, due 06/27/22[2]	EUR	1,350,000	1,954,587
			4,338,819
Italy—5.65%
Buoni Poliennali Del Tesoro
4.500%, due 02/01/20	EUR	7,200,000	10,202,300
4.750%, due 09/01/21	EUR	7,050,000	10,102,465
Italy Buoni Poliennali Del Tesoro
4.750%, due 09/15/16	EUR	7,050,000	10,068,670
			30,373,435
Japan—8.22%
Bank of Tokyo-Mitsubishi UFJ Ltd.
3.850%, due 01/22/15[1]	USD	1,900,000	1,999,370
Development Bank of Japan
1.750%, due 03/17/17	JPY	130,000,000	1,411,921
2.300%, due 03/19/26	JPY	500,000,000	6,015,448
Government of Japan
2.000%, due 03/20/16	JPY	988,000,000	10,670,005
2.200%, due 09/20/26	JPY	159,700,000	1,900,292
2.300%, due 06/20/35	JPY	1,177,000,000	13,838,772
2.300%, due 12/20/36	JPY	480,000,000	5,661,607
Sumitomo Mitsui Banking Corp.
3.200%, due 07/18/22	USD	2,600,000	2,699,910
			44,197,325
Liberia—0.07%
Royal Caribbean Cruises Ltd.
5.250%, due 11/15/22[3]	USD	350,000	362,250

Luxembourg—0.69%
Prologis International Funding SA
5.875%, due 10/23/14[5]	EUR	450,000	628,778
Schlumberger Investment SA
1.950%, due 09/14/16[1]	USD	1,950,000	2,021,109

PACE Select Advisors Trust

PACE International Fixed Income Investments

Schedule of investments – April 30, 2013 (unaudited)

	Face amount		Value($)
Long-term global debt securities—(continued)
Luxembourg—(concluded)
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc.
8.750%, due 02/01/19[1,3]	USD	1,050,000	1,050,000
			3,699,887
Malaysia—2.16%
Malaysia Government Bond,
Series 0111
4.160%, due 07/15/21	MYR	9,950,000	3,448,734
Series 0112
3.418%, due 08/15/22	MYR	17,150,000	5,639,630
Series 0902
4.378%, due 11/29/19	MYR	2,500,000	872,432
Petronas Capital Ltd.
5.250%, due 08/12/19[2]	USD	1,400,000	1,649,845
			11,610,641
Mexico—5.18%
Kansas City Southern de Mexico SA de CV
8.000%, due 02/01/18	USD	900,000	982,080
Mexican Bonos
6.500%, due 06/10/21	MXN	48,430,000	4,544,679
6.500%, due 06/09/22	MXN	157,500,000	14,878,365
8.500%, due 12/13/18	MXN	52,800,000	5,274,337
8.500%, due 05/31/29	MXN	19,200,000	2,202,082
			27,881,543
Netherlands—5.43%
ABN AMRO Bank N.V.
4.250%, due 02/02/17[2]	USD	4,000,000	4,394,760
Bank Nederlandse Gemeenten
2.250%, due 08/24/16[2]	EUR	1,400,000	1,952,621
2.250%, due 01/12/17	EUR	1,350,000	1,892,717
BMW Finance N.V.
4.000%, due 09/17/14	EUR	600,000	828,332
Deutsche Telekom International Finance BV
2.250%, due 03/06/17[1]	USD	2,650,000	2,721,099
Heineken N.V.
2.125%, due 08/04/20[2]	EUR	800,000	1,080,416
ING Bank N.V.
3.750%, due 03/07/17[1]	USD	3,150,000	3,387,573
6.125%, due 05/29/23[4]	EUR	800,000	1,148,381
Linde Finance BV
3.125%, due 12/12/18	EUR	1,050,000	1,523,747
Netherlands Government Bond
4.000%, due 01/15/37[2]	EUR	1,900,000	3,304,653
Rabobank
3.875%, due 02/08/22	USD	3,700,000	4,018,533
Schlumberger Finance BV
2.750%, due 12/01/15	EUR	1,400,000	1,945,202

PACE Select Advisors Trust

PACE International Fixed Income Investments

Schedule of investments – April 30, 2013 (unaudited)

	Face amount		Value($)
Long-term global debt securities—(continued)
Netherlands—(concluded)
UPC Holding BV
6.750%, due 03/15/23[2]	EUR	750,000	1,012,169
			29,210,203
New Zealand—1.40%
New Zealand Government Bond
5.500%, due 04/15/23	NZD	7,350,000	7,533,287

Norway—6.41%
DnB Bank ASA
4.375%, due 02/24/21[2]	EUR	1,750,000	2,717,719
DnB NOR Boligkreditt
3.375%, due 01/20/17	EUR	4,000,000	5,801,241
Norway Government Bond
2.000%, due 05/24/23	NOK	75,650,000	13,080,569
3.750%, due 05/25/21	NOK	64,850,000	12,860,689
			34,460,218
Philippines—0.19%
Republic of Philippines
3.900%, due 11/26/22	PHP	40,000,000	1,044,704

Poland—0.14%
Poland Government Bond, Series 1019
5.500%, due 10/25/19	PLN	2,025,000	735,112

Singapore—1.35%
DBS Bank Ltd.
2.375%, due 09/14/15	USD	950,000	982,244
5.000%, due 11/15/19[1,4]	USD	2,400,000	2,522,880
Oversea-Chinese Banking Corp., Ltd.
4.250%, due 11/18/19[4]	USD	2,300,000	2,392,230
United Overseas Bank Ltd.
5.375%, due 09/03/19[1,4]	USD	1,300,000	1,363,440
			7,260,794
South Korea—1.55%
Korea Treasury Bond
5.750%, due 09/10/18	KRW	7,924,710,000	8,327,170

Spain—2.34%
Spain Government Bond
4.250%, due 10/31/16	EUR	3,200,000	4,449,733
5.850%, due 01/31/22	EUR	5,450,000	8,156,949
			12,606,682
Sweden—8.53%
Government of Sweden
3.500%, due 06/01/22	SEK	153,525,000	27,659,823
4.250%, due 03/12/19	SEK	14,830,000	2,678,715

PACE Select Advisors Trust

PACE International Fixed Income Investments

Schedule of investments – April 30, 2013 (unaudited)

	Face amount		Value($)
Long-term global debt securities—(continued)
Sweden—(concluded)
Nordea Bank AB
3.125%, due 03/20/17[1]	USD	2,500,000	2,669,250
Nordea Hypotek AB
3.500%, due 01/18/17	EUR	2,100,000	3,065,221
Swedbank AB
2.125%, due 09/29/17[1]	USD	2,700,000	2,763,760
3.375%, due 02/09/17	EUR	750,000	1,071,728
Swedbank Hypotek AB
1.125%, due 05/07/20	EUR	1,300,000	1,703,458
Vattenfall AB
6.250%, due 03/17/21	EUR	2,450,000	4,276,409
			45,888,364
Switzerland—0.44%
Credit Suisse AG
1.625%, due 03/06/15[2]	USD	2,300,000	2,342,545

Thailand—0.31%
PTT PCL
3.375%, due 10/25/22[1]	USD	1,650,000	1,659,599

United Kingdom—14.02%
Abbey National Treasury Services PLC
3.625%, due 10/14/16	EUR	2,000,000	2,903,681
5.750%, due 03/02/26[2]	GBP	1,500,000	3,029,703
Anglian Water Services Finance PLC
6.250%, due 06/27/16	EUR	900,000	1,381,567
Barclays Bank PLC
2.250%, due 05/10/17[2]	USD	1,500,000	1,569,600
4.500%, due 03/04/19[4]	EUR	950,000	1,264,240
5.125%, due 01/08/20	USD	2,350,000	2,745,388
BAT International Finance PLC
3.250%, due 06/07/22[1]	USD	1,350,000	1,425,690
First Hydro Finance PLC
9.000%, due 07/31/21	GBP	700,000	1,381,591
HSBC Holdings PLC
4.000%, due 03/30/22	USD	2,000,000	2,215,466
6.250%, due 03/19/18	EUR	2,100,000	3,341,559
Ineos Finance PLC
8.375%, due 02/15/19[1]	USD	1,150,000	1,296,625
Lloyds TSB Bank PLC
4.875%, due 03/30/27[2]	GBP	500,000	928,751
5.125%, due 03/07/25	GBP	650,000	1,248,759
National Grid Gas PLC
5.125%, due 05/14/13	EUR	1,700,000	2,241,211
Nationwide Building Society
4.375%, due 02/28/22	EUR	3,750,000	6,149,204
Rio Tinto Finance USA PLC
2.000%, due 03/22/17	USD	1,550,000	1,591,097
Royal Bank of Scotland Group PLC
2.550%, due 09/18/15	USD	1,800,000	1,854,106

PACE Select Advisors Trust

PACE International Fixed Income Investments

Schedule of investments – April 30, 2013 (unaudited)

	Face amount		Value($)
Long-term global debt securities—(continued)
United Kingdom—(concluded)
Royal Bank of Scotland PLC
4.875%, due 08/25/14[1]	USD	3,000,000	3,144,900
Scottish & Southern Energy PLC
6.125%, due 07/29/13	EUR	900,000	1,200,889
Standard Chartered PLC
3.625%, due 12/15/15	EUR	4,500,000	6,365,675
United Kingdom Gilt Inflation Linked
0.750%, due 03/22/34[2]	GBP	2,675,484	5,261,117
1.875%, due 11/22/22		9,641,237	20,061,835
United Kingdom Treasury Bonds
4.250%, due 12/07/55	GBP	1,420,000	2,806,340
			75,408,994
United States—11.53%
ABB Treasury Center USA, Inc.
2.500%, due 06/15/16[1]	USD	2,350,000	2,450,815
AES Corp.
8.000%, due 06/01/20	USD	750,000	909,375
American Express Credit Corp.
2.375%, due 03/24/17	USD	2,600,000	2,730,200
American International Group, Inc.
4.875%, due 06/01/22	USD	1,150,000	1,324,655
American Tower Trust I
1.551%, due 03/15/43[1]	USD	750,000	758,222
Ball Corp.
6.750%, due 09/15/20	USD	1,050,000	1,158,937
Bank of America Corp. MTN
3.625%, due 03/17/16	USD	3,850,000	4,086,036
BMW US Capital LLC
5.000%, due 05/28/15	EUR	600,000	860,985
Boeing Capital Corp.
2.125%, due 08/15/16	USD	1,650,000	1,722,775
CCO Holdings LLC/CCO Holdings Capital Corp.
6.625%, due 01/31/22	USD	950,000	1,045,000
CenturyLink, Inc.
5.800%, due 03/15/22	USD	1,000,000	1,058,501
Chrysler Group LLC/CG Co-Issuer, Inc.
8.000%, due 06/15/19[3]	USD	950,000	1,064,000
Citigroup, Inc.
4.500%, due 01/14/22	USD	2,850,000	3,218,075
6.125%, due 05/15/18	USD	700,000	842,513
Constellation Brands, Inc.
7.250%, due 05/15/17	USD	450,000	524,250
Continental Resources Inc.
5.000%, due 09/15/22	USD	750,000	815,625
Eastman Chemical Co.
3.600%, due 08/15/22	USD	1,550,000	1,645,175
First Data Corp.
7.375%, due 06/15/19[1]	USD	950,000	1,033,125

PACE Select Advisors Trust

PACE International Fixed Income Investments

Schedule of investments – April 30, 2013 (unaudited)

	Face amount		Value($)
Long-term global debt securities—(continued)
United States—(continued)
Fresenius Medical Care US Finance, Inc.
6.875%, due 07/15/17	USD	1,000,000	1,155,000
Hawk Acquisition Sub, Inc.
4.250%, due 10/15/20[1]	USD	1,000,000	1,012,500
HD Supply, Inc.
10.500%, due 01/15/21	USD	650,000	681,687
International Lease Finance Corp.
8.875%, due 09/01/17	USD	1,100,000	1,335,125
JBS USA LLC/JBS USA Finance, Inc.
7.250%, due 06/01/21[2]	USD	750,000	804,375
JPMorgan Chase & Co.
4.250%, due 10/15/20	USD	3,600,000	4,032,270
Lamar Media Corp.
5.875%, due 02/01/22	USD	1,000,000	1,093,750
Momentive Performance Materials, Inc.
8.875%, due 10/15/20	USD	600,000	654,000
New York Life Global Funding
2.450%, due 07/14/16[1]	USD	2,800,000	2,941,176
OBP Depositor LLC Trust, Series 2010-OBP, Class A
4.646%, due 07/15/45[1]	USD	700,000	816,494
Philip Morris International, Inc.
1.750%, due 03/19/20	EUR	1,400,000	1,861,062
PNC Funding Corp.
5.125%, due 02/08/20	USD	2,550,000	3,022,459
Reynolds Group Issuer, Inc.
7.875%, due 08/15/19	USD	1,000,000	1,120,000
Roche Holdings, Inc.
6.500%, due 03/04/21[2]	EUR	2,000,000	3,582,448
SLM Corp., Series MTN
7.250%, due 01/25/22	USD	1,150,000	1,279,375
United Rentals N. A., Inc.
7.625%, due 04/15/22	USD	1,000,000	1,147,500
UnitedHealth Group, Inc.
2.750%, due 02/15/23	USD	1,500,000	1,511,925
2.875%, due 03/15/22	USD	900,000	924,257
2.875%, due 03/15/23	USD	217,000	220,357
Wells Fargo & Co.
2.625%, due 12/15/16	USD	3,050,000	3,214,679
3.500%, due 03/08/22	USD	1,250,000	1,340,930

PACE Select Advisors Trust

PACE International Fixed Income Investments

Schedule of investments – April 30, 2013 (unaudited)

	Face amount		Value($)
Long-term global debt securities—(concluded)
United States—(concluded)
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.
7.750%, due 08/15/20	USD	900,000	1,030,500
			62,030,133
Total long-term global debt securities (cost—$487,341,865)			513,956,910

US government obligation—1.23%
United States—1.23%
US Treasury Inflation Indexed Bond
0.125%, due 01/15/23 (cost—$6,596,630)	USD	6,133,855	6,617,374

Repurchase agreement—0.76%
Repurchase agreement dated 04/30/13 with State Street Bank and Trust Co., 0.010% due 05/01/13, collateralized by $4,067,777 Federal National Mortgage Association obligations, 2.140% to 2.170% due 11/07/22 and $56,026 US Treasury Note, 0.250% due 08/31/14; (value—$4,171,854); proceeds: $4,090,001 (cost—$4,090,000)		4,090,000	4,090,000

	Number of shares
Investment of cash collateral from securities loaned—0.61%
Money market fund—0.61%
UBS Private Money Market Fund LLC [6] (cost—$3,276,830)		3,276,830	3,276,830
Total investments (cost—$501,305,325) [7]—98.17%			527,941,114
Other assets in excess of liabilities—1.83%			9,837,411
Net assets—100.00%			537,778,525

For a listing of defined Portfolio acronyms, counterparty acronyms and currency abbreviations that are used throughout the Schedule of investments as well as the tables that follow, please refer to the end of the last Portfolio.

Aggregate cost for federal income tax purposes was substantially the same for book purposes; and net unrealized appreciation consisted of:

Gross unrealized appreciation			$29,869,413
Gross unrealized depreciation			(3,233,624)
Net unrealized appreciation			$26,635,789

PACE Select Advisors Trust

PACE International Fixed Income Investments

Schedule of investments – April 30, 2013 (unaudited)

Futures contracts

						Unrealized
Number of			Expiration		Current	appreciation
contracts	Currency		dates	Cost($)	value($)	(depreciation)($)
Interest rate futures buy contracts:
52	AUD	Australian Bond 10 Year Futures	June 2013	6,473,538	6,730,565	257,027
487	CAD	Canada Government Bond 10 Year Futures	June 2013	64,010,802	66,092,391	2,081,589
103	EUR	German Euro BOBL Futures	June 2013	17,084,048	17,176,040	91,992
97	EUR	German Euro Buxl 30 Year Futures	June 2013	17,075,542	17,693,103	617,561
160	EUR	German Euro Schatz Futures	June 2013	23,307,652	23,316,862	9,210
43	JPY	Japan Government Bond 10 Year Futures	June 2013	63,974,983	63,749,942	(225,041)

				191,926,565	194,758,903	2,832,338

				Proceeds($)
Interest rate futures sell contracts:
20	EUR	German Euro Bund Futures	June 2013	3,807,300	3,857,546	(50,246)
69	GBP	United Kingdom Long Gilt Bond Futures	June 2013	12,730,454	12,859,290	(128,836)
US Treasury futures sell contracts:
12	USD	US Long Bond Futures	June 2013	1,725,070	1,780,500	(55,430)
68	USD	US Treasury Note 2 Year Futures	June 2013	14,994,690	15,002,500	(7,810)
386	USD	US Treasury Note 5 Year Futures	June 2013	47,799,907	48,111,281	(311,374)
1084	USD	US Treasury Note 10 Year Futures	June 2013	142,398,210	144,561,562	(2,163,352)

				223,455,631	226,172,679	(2,717,048)
						115,290

PACE Select Advisors Trust

PACE International Fixed Income Investments

Schedule of investments – April 30, 2013 (unaudited)

Forward foreign currency contracts

Counterparty	Contracts to deliver		In exchange for		Maturity date	Unrealized appreciation (depreciation)($)

BB	USD	149,708	CAD	151,944	06/18/13	947
CITI	NZD	602,739	USD	509,344	06/18/13	(5,644)
CITI	USD	28,578,152	AUD	27,512,324	06/18/13	(155,954)
CITI	USD	15,461,693	CAD	15,748,894	06/18/13	153,588
CITI	USD	7,471,645	MXN	91,594,902	06/18/13	43,186
CITI	USD	55,702	PLN	177,349	06/18/13	250
CSI	DKK	26,515,004	USD	4,641,231	06/18/13	(44,867)
CSI	EUR	3,106,397	PLN	12,895,273	06/18/13	(23,847)
CSI	GBP	6,417,656	JPY	971,260,874	06/18/13	(351)
CSI	JPY	289,635,000	USD	2,928,347	06/18/13	(43,426)
CSI	NOK	51,351,094	EUR	6,849,187	06/18/13	133,151
CSI	PHP	40,000,000	USD	973,212	06/19/13	3,359
CSI	SEK	162,652,832	EUR	19,450,962	06/18/13	552,585
CSI	USD	88,429	AUD	84,399	06/18/13	(1,238)
CSI	USD	6,688,805	CHF	6,254,407	06/18/13	40,850
CSI	USD	4,051,160	EUR	3,106,397	06/18/13	41,037
CSI	USD	2,373,292	GBP	1,548,767	06/18/13	31,766
CSI	USD	70,799	JPY	7,049,000	06/18/13	1,526
CSI	USD	169,853	NZD	202,125	06/18/13	2,845
CSI	USD	2,657,897	PEN	6,784,000	06/19/13	(98,946)
DB	EUR	1,511,021	USD	1,978,898	06/18/13	(11,639)
DB	MYR	8,140,000	USD	2,647,241	06/19/13	(18,995)
DB	PLN	9,151,549	USD	2,874,727	06/18/13	(12,510)
DB	USD	598,726	CAD	611,306	06/18/13	7,394
DB	USD	4,069,739	CLP	1,949,720,000	06/19/13	42,813
DB	USD	2,894,563	EUR	2,210,000	06/18/13	16,770
DB	USD	1,209,378	MYR	3,740,000	06/19/13	15,650
DB	USD	1,537,653	SGD	1,906,779	06/18/13	10,466
GSI	GBP	101,356	USD	154,728	06/18/13	(2,666)
GSI	JPY	9,859,000	USD	99,726	06/18/13	(1,431)
GSI	USD	38,922,857	EUR	29,847,100	06/18/13	396,085
GSI	USD	2,641,494	GBP	1,724,896	06/18/13	37,072
GSI	USD	39,482,327	JPY	3,909,697,928	06/18/13	632,766
GSI	USD	2,616,215	PEN	6,780,000	06/19/13	(58,773)
JPMCB	EUR	637,688	USD	834,394	06/18/13	(5,662)
JPMCB	GBP	7,899,407	USD	12,116,285	06/18/13	(150,587)
JPMCB	JPY	18,062,000	USD	184,147	06/18/13	(1,177)
JPMCB	JPY	549,384	USD	5,882	06/18/13	245
JPMCB	MXN	183,252,335	USD	14,946,319	06/18/13	(88,475)
JPMCB	MYR	8,550,000	USD	2,812,500	06/19/13	11,970
JPMCB	USD	1,312,863	CLP	632,800,000	06/19/13	21,905
JPMCB	USD	271,204	EUR	208,194	06/18/13	3,059
JPMCB	USD	2,681,065	GBP	1,743,971	06/18/13	27,123
JPMCB	USD	21,291,410	JPY	2,111,265,679	06/18/13	371,036
JPMCB	USD	10,213,922	JPY	991,306,088	06/18/13	(42,718)
JPMCB	USD	6,536,558	MYR	20,300,000	06/19/13	112,654
JPMCB	USD	563,952	PLN	1,795,116	06/18/13	2,392
JPMCB	USD	1,907,898	THB	59,183,000	06/19/13	103,145
						2,048,729

PACE Select Advisors Trust

PACE International Fixed Income Investments

Schedule of investments – April 30, 2013 (unaudited)

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2013 in valuing the Portfolio’s investments:

	Unadjusted quoted prices in active markets for identical investments (Level 1) ($)	Other significant observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)
Long-term global debt securities	—	513,956,910	—	513,956,910
US government obligation	—	6,617,374	—	6,617,374
Repurchase agreement	—	4,090,000	—	4,090,000
Investment of cash collateral from securities loaned	—	3,276,830	—	3,276,830
Futures contracts, net	115,290	—	—	115,290
Forward foreign currency contracts, net	—	2,048,729	—	2,048,729
Total	115,290	529,989,843	—	530,105,133

At April 30, 2013, there were no transfers between Level 1 and Level 2.

Investments by type of issuer

	Percentage of total investments (%)
	Long-term	Short-term
Government and other public issuers	51.20	—
Repurchase agreement	—	0.77
Banks and other financial institutions	28.81	—
Industrial	18.60	—
Investment of cash collateral from securities loaned	—	0.62
	98.61	1.39

Portfolio footnotes

1                                         Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities, which represent 10.09% of net assets as of April 30, 2013, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

2                                         Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. At April 30, 2013, the value of these securities amounted to 9.90% of net assets.

3                                         Security, or portion thereof, was on loan at April 30, 2013.

4                                         Variable or floating rate security. The interest rate shown is the current rate as of April 30, 2013 and changes periodically.

5                                         Step bond that converts to the noted fixed rate at a designated future date.

6                                         The table below details the Portfolio’s transaction activity in an affiliated issuer during the nine months ended April 30, 2013. The investment manager earns a management fee from UBS Private Money Market Fund LLC. Please see the Notes to financial statements in the most recent shareholder report for further information.

Net income
		Purchases	Sales		earned from
		during the	during the		affiliate for the
		nine months	nine months		nine months
	Value at	ended	ended	Value at	ended
Security description	07/31/12 ($)	04/30/13 ($)	04/30/13 ($)	04/30/13 ($)	04/30/13 ($)
UBS Private Money Market Fund LLC	2,283,075	7,972,655	6,978,900	3,276,830	894

7                                         Includes $3,214,325 of investments in securities on loan, at value plus accrued interest and dividends, if any.

For more information regarding the Portfolio’s other significant accounting policies, please refer to the Portfolio’s semiannual report to shareholders dated January 31, 2013.

PACE Select Advisors Trust

PACE High Yield Investments

Schedule of investments – April 30, 2013 (unaudited)

	Face amount[1]($)	Value($)
Corporate bonds—90.35%
Aerospace & defense—1.37%
Alliant Techsystems, Inc.
6.875%, due 09/15/20	1,650,000	1,792,312
BE Aerospace, Inc.
6.875%, due 10/01/20	500,000	561,250
Ducommun, Inc.
9.750%, due 07/15/18	635,000	701,675
TransDigm, Inc.
7.750%, due 12/15/18	1,600,000	1,772,000
		4,827,237
Agriculture—0.41%
Virgolino de Oliveira Finance Ltd.
11.750%, due 02/09/22[2,3]	1,410,000	1,459,350

Airlines—1.82%
American Airlines Pass Through Trust 2001-01,
6.977%, due 05/23/21	274,363	274,363
Continental Airlines Pass Through Trust 2003-ERJ1, Series RJ03
7.875%, due 07/02/18	720,335	767,157
Continental Airlines Pass Through Trust 2004-ERJ1, Series RJ04
9.558%, due 09/01/19	660,723	726,796
Continental Airlines Pass Through Trust 2005-ERJ1, Series ERJ1
9.798%, due 04/01/21	1,832,761	2,080,184
Delta Air Lines Pass Through Trust 2010-1, Class B
6.375%, due 01/02/16	1,200,000	1,251,000
United Air Lines Pass Through Trust 2009-2A
9.750%, due 01/15/17	544,096	631,152
US Airways Pass Through Trust 2012-1, Class B
8.000%, due 10/01/19	599,567	665,520
		6,396,172
Auto & truck—2.40%
Chrysler Group LLC/CG Co-Issuer, Inc.
8.000%, due 06/15/19[3]	200,000	224,000
8.250%, due 06/15/21[3]	1,950,000	2,237,625
Ford Holdings, Inc.
9.300%, due 03/01/30	1,145,000	1,683,401
9.375%, due 03/01/20	285,000	375,210
Ford Motor Co.
6.625%, due 10/01/28	1,595,000	1,918,725
Navistar International Corp.
8.250%, due 11/01/21[3]	1,937,000	2,016,901
		8,455,862
Automotive parts—1.11%
Commercial Vehicle Group, Inc.
7.875%, due 04/15/19	1,300,000	1,326,000

PACE Select Advisors Trust

PACE High Yield Investments

Schedule of investments – April 30, 2013 (unaudited)

	Face amount[1]($)		Value($)
Corporate bonds—(continued)
Automotive parts—(concluded)
Goodyear Tire & Rubber Co.
6.500%, due 03/01/21[3]	400,000		418,500
7.000%, due 05/15/22[3]	1,550,000		1,675,937
8.250%, due 08/15/20[3]	420,000		469,875
			3,890,312
Banking-non-US—7.37%
Banco Continental SAECA
8.875%, due 10/15/17[2]	1,500,000		1,648,125
Barclays Bank PLC
10.000%, due 05/21/21[4]	GBP	1,350,000	2,867,879
BBVA International Preferred SAU
5.919%, due 04/18/13[3,5,6]	1,500,000		1,365,000
Belfius Funding NV
1.210%, due 02/09/17[5]	GBP	2,350,000	2,964,661
Canada Square Operations PLC [5,6]
7.500%, due 12/31/49[6]	GBP	2,355,000	3,621,558
Deutsche Postbank Funding Trust IV
5.983%, due 12/31/49[5,6]	EUR	1,900,000	2,381,349
HBOS Capital Funding LP
6.461%, due 11/30/18[5,6]	GBP	2,300,000	3,429,796
HBOS PLC
5.125%, due 10/14/15[5,6]	EUR	1,250,000	1,267,565
IKB Deutsche Industriebank AG
1.110%, due 05/28/13[5]	EUR	200,000	262,468
4.500%, due 07/09/13	EUR	1,180,000	1,548,563
National Capital Trust I [5]
5.620%, due 12/31/49[4,5,6]	GBP	1,500,000	2,364,975
UT2 Funding PLC [7]
5.321%, due 06/30/16	EUR	1,400,000	2,225,567
			25,947,506
Banking-US—1.78%
ABN Amro Bank NV
4.310%, due 03/10/16[5,6]	EUR	1,305,000	1,619,799
Dresdner Funding Trust I
8.151%, due 06/30/31[2]	1,600,000		1,680,000
Fifth Third Capital Trust IV
6.500%, due 04/15/37[5]	1,600,000		1,604,992
Wachovia Capital Trust III
5.570%, due 03/29/49[5,6]	750,000		753,750
Wells Fargo & Co., Series K
7.980%, due 03/29/49[5,6]	525,000		608,344
			6,266,885
Beverages—0.07%
Constellation Brands, Inc.
7.250%, due 05/15/17	225,000		262,125

PACE Select Advisors Trust

PACE High Yield Investments

Schedule of investments – April 30, 2013 (unaudited)

	Face amount[1]($)		Value($)
Corporate bonds—(continued)
Broadcast—0.77%
Clear Channel Communications, Inc.
5.500%, due 12/15/16	200,000		147,000
6.875%, due 06/15/18	780,000		565,500
7.250%, due 10/15/27	445,000		271,450
Clear Channel Worldwide Holdings, Inc.
7.625%, due 03/15/20	127,000		135,573
7.625%, due 03/15/20	1,471,000		1,585,002
			2,704,525
Building & construction—3.14%
Beazer Homes USA, Inc.
8.125%, due 06/15/16	1,630,000		1,805,225
Empresas ICA SAB de C.V.
8.375%, due 07/24/17[2,3]	1,500,000		1,462,500
K. Hovnanian Enterprises, Inc.
6.500%, due 01/15/14	580,000		594,500
7.250%, due 10/15/20[2]	1,240,000		1,385,700
KB Home
7.500%, due 09/15/22[3]	1,275,000		1,453,500
Pulte Group, Inc.
6.375%, due 05/15/33	567,000		575,505
7.875%, due 06/15/32	870,000		966,788
Shea Homes LP/Shea Homes Funding Corp.
8.625%, due 05/15/19	1,045,000		1,187,381
Standard Pacific Corp.
8.375%, due 05/15/18	1,365,000		1,624,350
			11,055,449
Building materials—0.35%
Interface, Inc.
7.625%, due 12/01/18	1,130,000		1,227,463

Building products—1.36%
Associated Materials LLC
9.125%, due 11/01/17[3]	1,110,000		1,197,412
Desarrolladora Homex SAB de CV
9.500%, due 12/11/19[2,3]	1,400,000		826,000
Urbi Desarrollos Urbanos SAB de CV
9.500%, due 01/21/20[2,3]	1,400,000		392,000
USG Corp.
6.300%, due 11/15/16	1,235,000		1,315,275
8.375%, due 10/15/18[2]	210,000		232,050
9.750%, due 01/15/18[7]	690,000		819,375
			4,782,112
Building products-cement—0.80%
Hanson Ltd.
6.125%, due 08/15/16	600,000		662,250
HeidelbergCement Finance BV
7.500%, due 04/03/20	EUR	395,000	637,239

PACE Select Advisors Trust

PACE High Yield Investments

Schedule of investments – April 30, 2013 (unaudited)

	Face amount[1]($)	Value($)
Corporate bonds—(continued)
Building products-cement—(concluded)
Texas Industries, Inc.
9.250%, due 08/15/20[3]	1,350,000	1,503,563
		2,803,052
Cable—0.44%
Dish DBS Corp.
6.750%, due 06/01/21	675,000	729,000
7.125%, due 02/01/16	750,000	828,750
		1,557,750
Car rental—1.03%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.
2.790%, due 05/15/14[5]	200,000	199,752
8.250%, due 01/15/19	1,425,000	1,583,531
Hertz Corp.
5.875%, due 10/15/20	450,000	491,625
6.750%, due 04/15/19	300,000	332,250
7.375%, due 01/15/21	885,000	1,002,263
		3,609,421
Chemicals—1.02%
Hexion US Finance Corp./Hexion Nova Scotia Finance ULC
8.875%, due 02/01/18[3]	1,380,000	1,462,800
Huntsman International LLC
8.625%, due 03/15/20[3]	1,115,000	1,262,737
Momentive Performance Materials, Inc.
10.000%, due 10/15/20[3]	830,000	877,725
		3,603,262
Coal—1.18%
Alpha Natural Resources, Inc.
6.000%, due 06/01/19[3]	1,190,000	1,112,650
6.250%, due 06/01/21[3]	245,000	225,400
Arch Coal, Inc.
7.000%, due 06/15/19[3]	825,000	765,187
7.250%, due 10/01/20[3]	275,000	253,000
7.250%, due 06/15/21[3]	315,000	288,225
Cloud Peak Energy Resources LLC/Cloud Peak Energy Finance Corp.
8.250%, due 12/15/17	1,020,000	1,096,500
8.500%, due 12/15/19	385,000	421,575
		4,162,537
Commercial services—0.32%
Iron Mountain, Inc.
8.375%, due 08/15/21	1,000,000	1,117,500

Computer software & services—0.79%
NCR Corp.
4.625%, due 02/15/21[2]	620,000	620,000

PACE Select Advisors Trust

PACE High Yield Investments

Schedule of investments – April 30, 2013 (unaudited)

	Face amount[1]($)		Value($)
Corporate bonds—(continued)
Computer software & services—(concluded)
Sungard Data Systems, Inc.
6.625%, due 11/01/19[2]	2,025,000		2,154,094
			2,774,094
Consumer products—0.92%
Albea Beauty Holdings SA
8.375%, due 11/01/19[2,3]	1,600,000		1,720,000
Jarden Corp.
7.500%, due 01/15/20	670,000		736,162
7.500%, due 01/15/20	EUR	550,000	778,647
			3,234,809
Containers & packaging—2.28%
Ardagh Packaging Finance PLC/Ardagh MP Holdings USA, Inc.
7.000%, due 11/15/20[2]	1,645,000		1,739,587
Beverage Packaging Holdings Luxembourg II SA
8.000%, due 12/15/16[4]	EUR	205,000	270,650
Owens-Brockway Glass Container, Inc.
7.375%, due 05/15/16	750,000		858,750
Packaging Dynamics Corp.
8.750%, due 02/01/16[2]	1,445,000		1,513,638
Rexam PLC
6.750%, due 06/29/67[4,5]	EUR	1,406,000	1,980,580
Sealed Air Corp.
5.250%, due 04/01/23[2]	425,000		439,875
8.125%, due 09/15/19[2]	1,075,000		1,230,875
			8,033,955
Diversified capital goods—0.33%
Mueller Water Products, Inc.
7.375%, due 06/01/17	445,000		457,238
8.750%, due 09/01/20	604,000		690,070
			1,147,308
Diversified financial services—2.93%
Ally Financial, Inc.
8.000%, due 11/01/31[3]	405,000		528,525
8.000%, due 11/01/31	895,000		1,178,044
Bank of America Corp.
8.000%, due 12/31/49[5,6]	345,000		391,928
First Data Corp.
8.875%, due 08/15/20[2]	2,465,000		2,810,100
10.625%, due 06/15/21[2]	1,440,000		1,481,400
GE Capital Trust III
6.500%, due 09/15/67[4,5]	GBP	1,750,000	2,772,542
Mizuho Capital Investment USD 2 Ltd.
14.950%, due 06/30/14[2,3,5,6]	1,000,000		1,130,000
			10,292,539
Diversified manufacturing—0.68%
Bombardier, Inc.

PACE Select Advisors Trust

PACE High Yield Investments

Schedule of investments – April 30, 2013 (unaudited)

	Face amount[1]($)	Value($)
Corporate bonds—(continued)
Diversified manufacturing—(concluded)
7.500%, due 03/15/18[2]	270,000	311,513
7.750%, due 03/15/20[2]	1,770,000	2,097,450
		2,408,963
Diversified operations—0.69%
Icahn Enterprises LP
8.000%, due 01/15/18	1,825,000	1,961,875
Tomkins LLC/Tomkins, Inc.
9.000%, due 10/01/18[3]	406,000	451,168
		2,413,043
Electric utilities—1.27%
Energy Future Intermediate Holding Co. LLC/EFIH Finance, Inc.
10.000%, due 12/01/20	1,528,000	1,749,560
NRG Energy, Inc.
7.625%, due 01/15/18	250,000	289,688
8.250%, due 09/01/20	1,835,000	2,087,312
8.500%, due 06/15/19	295,000	325,975
		4,452,535
Electric-generation—0.61%
Calpine Corp.
7.250%, due 10/15/17[2]	473,000	500,789
7.875%, due 07/31/20[2]	1,273,000	1,441,672
Tenaska Alabama Partners LP
7.000%, due 06/30/21[2]	185,747	200,142
		2,142,603
Electric-integrated—0.18%
Texas Competitive Electric Holdings Co. LLC/TCEH Finance, Inc.
11.500%, due 10/01/20[2]	800,000	630,000

Electronics—0.75%
Freescale Semiconductor, Inc.
9.250%, due 04/15/18[2]	1,180,000	1,298,000
10.125%, due 03/15/18[2]	1,219,000	1,350,043
		2,648,043
Finance-captive automotive—1.56%
Ausdrill Finance Pty Ltd.
6.875%, due 11/01/19[2]	1,925,000	1,944,250
Ford Motor Credit Co. LLC
5.875%, due 08/02/21	750,000	875,140
8.125%, due 01/15/20	480,000	617,660

PACE Select Advisors Trust

PACE High Yield Investments

Schedule of investments – April 30, 2013 (unaudited)

Face amount[1]($)	Value($)
Corporate bonds—(continued)
Finance-captive automotive—(concluded)
Schaeffler Finance BV
4.750%, due 05/15/21[2]	2,020,000	2,045,250
5,482,300
Finance-noncaptive consumer—1.14%
CIT Group, Inc.
5.000%, due 08/15/22	3,575,000	3,998,026

Finance-other—1.02%
SLM Corp. MTN
8.000%, due 03/25/20	2,000,000	2,312,062
8.450%, due 06/15/18	600,000	704,563
Springleaf Finance Corp. MTN
6.500%, due 09/15/17	545,000	558,625
3,575,250
Financial services—1.46%
Ageas Hybrid Financing SA
5.125%, due 12/31/49[4,5,6]	EUR	2,125,000	2,633,407
HSBC Finance Capital Trust IX
5.911%, due 11/30/35[5]	1,450,000	1,471,750
Milacron LLC/Mcron Finance Corp.
7.750%, due 02/15/21[2]	1,000,000	1,040,000
5,145,157
Food products—1.99%
JBS USA LLC/JBS USA Finance, Inc.
8.250%, due 02/01/20[2]	1,685,000	1,870,350
Minerva Luxembourg SA
7.750%, due 01/31/23[2,3]	2,100,000	2,236,500
Smithfield Foods, Inc.
6.625%, due 08/15/22	1,030,000	1,143,300
USJ Acucar e Alcool SA
9.875%, due 11/09/19[2]	1,600,000	1,768,000
7,018,150
Food-wholesale—0.68%
Barry Callebaut Services N.V.
6.000%, due 07/13/17	EUR	140,000	207,364
Post Holdings, Inc.
7.375%, due 02/15/22	1,975,000	2,192,250
2,399,614
Gaming—4.11%
Caesars Entertainment Operating Co., Inc.
9.000%, due 02/15/20[2]	535,000	526,975
12.750%, due 04/15/18	370,000	262,700
Caesars Operating Escrow LLC/Caesars Escrow Corp.
9.000%, due 02/15/20[2]	695,000	684,575
9.000%, due 02/15/20[2,3]	3,915,000	3,856,275
Isle of Capri Casinos, Inc.
7.750%, due 03/15/19[3]	575,000	632,500
8.875%, due 06/15/20	2,250,000	2,475,000

PACE Select Advisors Trust

PACE High Yield Investments

Schedule of investments – April 30, 2013 (unaudited)

	Face amount[1]($)		Value($)
Corporate bonds—(continued)
Gaming—(concluded)
MGM Resorts International
6.750%, due 10/01/20[2,3]	2,683,000		2,944,592
Mohegan Tribal Gaming Authority
10.500%, due 12/15/16[2,3]	1,475,000		1,467,625
11.500%, due 11/01/17[2]	285,000		318,488
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.
7.750%, due 08/15/20	1,140,000		1,305,300
			14,474,030
Health care providers & services—3.03%
Alere, Inc.
8.625%, due 10/01/18	2,000,000		2,145,000
CHS/Community Health Systems, Inc.
5.125%, due 08/15/18	1,805,000		1,931,350
DaVita HealthCare Partners, Inc.
5.750%, due 08/15/22	1,525,000		1,624,125
Fresenius Medical Care US Finance, Inc.
6.875%, due 07/15/17	365,000		421,575
HCA, Inc.
7.500%, due 02/15/22	2,520,000		3,011,400
Kinetic Concepts, Inc./KCI USA, Inc.
10.500%, due 11/01/18	1,365,000		1,532,212
			10,665,662
Insurance—4.18%
American International Group, Inc.
5.000%, due 04/26/23	GBP	750,000	1,294,717
Series A2
4.875%, due 03/15/67[5]	EUR	4,500,000	5,588,479
Series A3
5.750%, due 03/15/67[5]	GBP	600,000	899,390
Aviva PLC
6.875%, due 05/22/38[5]	EUR	1,200,000	1,764,055
Hartford Life, Inc.
7.650%, due 06/15/27	885,000		1,199,071
Liberty Mutual Group, Inc.
7.800%, due 03/15/37[2]	2,000,000		2,350,000
Lincoln National Corp.
7.000%, due 05/17/66[5]	1,555,000		1,597,763
			14,693,475
Machinery—1.41%
Boart Longyear Management Pty Ltd.
7.000%, due 04/01/21[2]	1,085,000		1,106,700
Mcron Finance Sub LLC/Mcron Finance Corp.
8.375%, due 05/15/19[2]	1,150,000		1,265,000
Sensata Technologies BV
4.875%, due 10/15/23[2]	1,835,000		1,876,287

PACE Select Advisors Trust

PACE High Yield Investments

Schedule of investments – April 30, 2013 (unaudited)

	Face amount[1]($)		Value($)
Corporate bonds—(continued)
Machinery—(concluded)
Terex Corp.
6.000%, due 05/15/21	650,000		698,750
			4,946,737
Machinery-agriculture & construction—0.20%
CNH America LLC
7.250%, due 01/15/16	625,000		701,563

Manufacturing-diversified—1.08%
Amsted Industries, Inc.
8.125%, due 03/15/18[2]	1,110,000		1,198,800
Kloeckner Pentaplast GmbH & Co. KG
11.625%, due 07/15/17[4]	EUR	900,000	1,339,576
Polypore International, Inc.
7.500%, due 11/15/17[3]	760,000		820,800
SPX Corp.
6.875%, due 09/01/17	390,000		437,775
			3,796,951
Media—0.91%
Clear Channel Communications, Inc.
9.000%, due 03/01/21	775,000		757,563
EN Germany Holdings BV
10.750%, due 11/15/15[4]	EUR	816,000	977,915
Lamar Media Corp.
5.875%, due 02/01/22	1,350,000		1,476,562
			3,212,040
Metals—2.06%
Aleris International, Inc.
6.000%, due 06/01/20[8,9]	13,347		13,347
7.625%, due 02/15/18	1,415,000		1,528,200
7.875%, due 11/01/20	350,000		378,875
Century Aluminum Co.
8.000%, due 05/15/14	493,150		494,383
Novelis, Inc.
8.375%, due 12/15/17	2,500,000		2,737,500
8.750%, due 12/15/20	200,000		227,000
Vedanta Resources PLC
8.250%, due 06/07/21[2,3]	1,700,000		1,853,000
			7,232,305
Metals & mining—1.47%
ArcelorMittal
7.250%, due 03/01/41[7]	750,000		766,966
7.500%, due 10/15/39[7]	2,135,000		2,246,172
FMG Resources August 2006 Pty Ltd.
6.875%, due 02/01/18[2,3]	525,000		559,125
7.000%, due 11/01/15[2,3]	630,000		659,925

PACE Select Advisors Trust

PACE High Yield Investments

Schedule of investments – April 30, 2013 (unaudited)

	Face amount[1]($)		Value($)
Corporate bonds—(continued)
Metals & mining—(concluded)
Glencore Finance Europe SA
6.500%, due 02/27/19	GBP	500,000	922,736
			5,154,924
Oil & gas—9.45%
AmeriGas Partners LP/AmeriGas Finance Corp.
6.500%, due 05/20/21	678,000		739,020
Berry Petroleum Co.
6.750%, due 11/01/20	1,120,000		1,218,000
Chesapeake Energy Corp.
5.375%, due 06/15/21[3]	1,000,000		1,042,500
6.250%, due 01/15/17	EUR	515,000	728,249
6.625%, due 08/15/20[3]	2,645,000		2,992,156
Concho Resources, Inc.
5.500%, due 10/01/22	270,000		288,225
5.500%, due 04/01/23	55,000		58,575
6.500%, due 01/15/22	300,000		333,000
7.000%, due 01/15/21	1,635,000		1,839,375
Energy Transfer Equity LP
7.500%, due 10/15/20	1,500,000		1,755,000
EP Energy LLC/EP Energy Finance, Inc.
9.375%, due 05/01/20	1,925,000		2,242,625
Ferrellgas LP/Ferrellgas Finance Corp.
6.500%, due 05/01/21	430,000		452,575
Forest Oil Corp.
7.250%, due 06/15/19[3]	870,000		880,875
Hilcorp Energy I LP/Hilcorp Finance Co.
7.625%, due 04/15/21[2]	400,000		443,000
8.000%, due 02/15/20[2]	355,000		394,050
Linn Energy LLC/Linn Energy Finance Corp.
6.500%, due 05/15/19	800,000		848,000
7.750%, due 02/01/21	500,000		547,500
8.625%, due 04/15/20	1,790,000		2,000,325
MarkWest Energy Partners LP/MarkWest Energy Finance Corp.
6.500%, due 08/15/21	601,000		662,603
OGX Petroleo e Gas Participacoes SA
8.500%, due 06/01/18[2,3]	1,395,000		885,825
Petroleos de Venezuela SA
12.750%, due 02/17/22[4]	3,755,000		4,177,437
Precision Drilling Corp.
6.500%, due 12/15/21	615,000		665,738
6.625%, due 11/15/20	855,000		921,263
Regency Energy Partners LP/Regency Energy Finance Corp.
5.500%, due 04/15/23	905,000		990,975
Samson Investment Co.
9.750%, due 02/15/20[2]	1,675,000		1,779,687
Swift Energy Co.
7.125%, due 06/01/17	500,000		512,500
8.875%, due 01/15/20	1,520,000		1,653,000
Targa Resources Partners LP/Targa Resources Partners Finance Corp.

PACE Select Advisors Trust

PACE High Yield Investments

Schedule of investments – April 30, 2013 (unaudited)

	Face amount[1]($)		Value($)
Corporate bonds—(continued)
Oil & gas—(concluded)
5.250%, due 05/01/23[2]	1,300,000		1,378,000
7.875%, due 10/15/18	730,000		803,000
			33,233,078
Oil services—1.68%
Basic Energy Services, Inc.
7.750%, due 02/15/19	420,000		438,900
7.750%, due 10/15/22	1,310,000		1,378,775
Cie Generale de Geophysique—Veritas
6.500%, due 06/01/21	1,350,000		1,431,000
Helix Energy Solutions Group, Inc.
9.500%, due 01/15/16[2]	721,000		741,729
Hornbeck Offshore Services, Inc.
5.000%, due 03/01/21[2]	1,235,000		1,241,175
5.875%, due 04/01/20	650,000		683,312
			5,914,891
Packaging—1.33%
Reynolds Group Issuer
8.500%, due 05/15/18	1,765,000		1,879,725
9.875%, due 08/15/19	2,500,000		2,806,250
			4,685,975
Paper & forest products—0.99%
Boise Paper Holdings LLC/Boise Co-Issuer Co.
8.000%, due 04/01/20	155,000		173,988
Domtar Corp.
9.500%, due 08/01/16	250,000		301,774
Mead Products LLC/ACCO Brands Corp.
6.750%, due 04/30/20[2,3]	570,000		605,625
Norske Skogindustrier ASA
7.000%, due 06/26/17	EUR	505,000	423,976
7.125%, due 10/15/33[2]	1,850,000		1,008,250
Stora Enso Oyj
7.250%, due 04/15/36[2]	1,000,000		955,000
			3,468,613
Pipelines—0.80%
Atlas Pipeline Partners LP/Atlas Pipeline Finance Corp.
5.875%, due 08/01/23[2]	1,195,000		1,224,875
Georgian Oil and Gas Corp.
6.875%, due 05/16/17[2]	1,500,000		1,595,625
			2,820,500
Rental auto/equipment—0.99%
United Rentals North America, Inc.
7.375%, due 05/15/20	275,000		311,438
7.625%, due 04/15/22	270,000		309,825

PACE Select Advisors Trust

PACE High Yield Investments

Schedule of investments – April 30, 2013 (unaudited)

	Face amount[1]($)		Value($)
Corporate bonds—(continued)
Rental auto/equipment—(concluded)
8.375%, due 09/15/20[3]	2,525,000		2,853,250
			3,474,513
Retail—0.19%
Suburban Propane Partners LP/Suburban Energy Finance Corp.
7.375%, due 08/01/21	593,000		659,713

Steel—1.28%
AK Steel Corp.
7.625%, due 05/15/20[3]	1,350,000		1,171,125
8.375%, due 04/01/22[3]	400,000		346,000
APERAM
7.375%, due 04/01/16[2]	1,000,000		1,010,000
US Steel Corp.
7.000%, due 02/01/18[3]	1,170,000		1,254,825
7.500%, due 03/15/22[3]	700,000		736,750
			4,518,700
Telecom-integrated/services—1.15%
Hughes Satellite Systems Corp.
7.625%, due 06/15/21	793,000		909,967
Intelsat Luxembourg SA
7.750%, due 06/01/21[2,3]	1,730,000		1,825,150
8.125%, due 06/01/23[2,3]	1,220,000		1,299,300
			4,034,417
Telecommunication services—1.35%
Alcatel-Lucent USA, Inc.
6.450%, due 03/15/29	1,020,000		795,600
Colombia Telecomunicaciones SA ESP
5.375%, due 09/27/22[2]	300,000		300,750
CommScope, Inc.
8.250%, due 01/15/19[2]	2,135,000		2,332,487
Satmex Escrow SA de C.V.
9.500%, due 05/15/17	1,400,000		1,330,000
			4,758,837
Telephone-integrated—1.98%
Frontier Communications Corp.
7.000%, due 11/01/25	500,000		492,500
7.125%, due 01/15/23	600,000		621,000
Sprint Capital Corp.
6.900%, due 05/01/19	3,670,000		3,986,537
8.750%, due 03/15/32	1,570,000		1,856,525
			6,956,562
Transportation—0.85%
Stena AB
5.875%, due 02/01/19[4]	EUR	650,000	888,118

PACE Select Advisors Trust

PACE High Yield Investments

Schedule of investments – April 30, 2013 (unaudited)

	Face amount[1]($)		Value($)
Corporate bonds—(concluded)
Transportation—(concluded)
6.125%, due 02/01/17[4]	EUR	1,500,000	2,108,767
			2,996,885
Transportation services—1.78%
CEVA Group PLC
8.375%, due 12/01/17[2,3]	1,362,000		1,358,595
CHC Helicopter SA
9.250%, due 10/15/20	2,270,000		2,420,387
Hapag-Lloyd AG
9.750%, due 10/15/17[2,3]	1,130,000		1,186,500
PHI, Inc.
8.625%, due 10/15/18	1,000,000		1,093,750
Teekay Corp.
8.500%, due 01/15/20	195,000		214,013
			6,273,245
Wireless telecommunication services—2.06%
Crown Castle International Corp.
7.125%, due 11/01/19	1,000,000		1,097,500
MetroPCS Wireless, Inc.
6.625%, due 11/15/20	490,000		530,425
7.875%, due 09/01/18[3]	500,000		550,625
Sprint Nextel Corp.
6.000%, due 11/15/22	750,000		781,875
8.375%, due 08/15/17	325,000		378,625
9.125%, due 03/01/17	825,000		971,437
ViaSat, Inc.
6.875%, due 06/15/20	1,984,000		2,162,560
Windstream Corp.
6.375%, due 08/01/23	750,000		776,250
			7,249,297
Total corporate bonds (cost—$289,637,702)			317,847,822

Loan assignments[5]—1.84%
Airlines—0.68%
US Airways Group, Inc. Term Loan
4.250%, due 03/21/14	2,395,833		2,395,522

Broadcast—0.29%
Clear Channel Communications, Inc. Term Loan B
3.844%, due 01/29/16	1,119,652		1,026,037

Computer software & services—0.37%
Sungard Data Systems, Inc. Term Loan E
4.000%, due 03/08/20	1,293,152		1,308,101

PACE Select Advisors Trust

PACE High Yield Investments

Schedule of investments – April 30, 2013 (unaudited)

	Face amount[1]($)		Value($)
Loan assignments[5]—(concluded)
Support-services—0.28%
KAR Auction Services, Inc. Term Loan B
3.750%, due 05/19/17	960,608		973,298

Wireless telecommunication services—0.22%
MetroPCS Wireless, Inc. Extended Term Loan B
6.071%, due 11/03/16	762,691		762,691
Total loan assignments (cost—$6,274,108)			6,465,649

Non-US government obligation—1.74%
Sovereign—1.74%
Portugal Obrigacoes do Tesouro OT
4.950%, due 10/25/23[4] (cost—$5,167,201)	EUR	5,000,000	6,135,826

Asset-backed securities—1.30%
Citigroup Mortgage Loan Trust, Inc., Series 2007-AHL2, Class A3A
0.270%, due 05/25/37[5]	447,254		370,658
Home Equity Loan Trust, Series 2007-FRE1, Class 2AV1
0.330%, due 04/25/37[5]	487,816		451,138
HSI Asset Securitization Corp. Trust, Series 2007-NC1, Class A1
0.300%, due 04/25/37[5]	659,916		586,700
Merrill Lynch Mortgage Investors Trust, Series 2007-MLN1, Class A2A
0.310%, due 03/25/37[5]	1,292,678		919,731
Morgan Stanley Capital, Inc.,
Series 2006-HE6, Class A2B
0.300%, due 09/25/36[5]	376,862		262,744
Series 2006-HE8, Class A2B
0.300%, due 10/25/36[5]	188,459		118,106
Renaissance Home Equity Loan Trust, Series 2007-2, Class AF1
5.893%, due 06/25/37[7]	1,444,559		883,785
Soundview Home Equity Loan Trust,
Series 2006-EQ2, Class A2
0.310%, due 01/25/37[5]	935,753		612,995
Series 2007-OPT1, Class 2A1
0.280%, due 06/25/37[5]	389,138		370,965
Total asset-backed securities (cost—$6,269,559)			4,576,822

Collateralized mortgage obligations—0.36%
Banc of America Mortgage Securities, Series 2005-J, Class 1A1
3.000%, due 11/25/35[5]	619,553		550,001
GSAA Home Equity Trust, Series 2006-14, Class A1
0.250%, due 09/25/36[5]	752,312		400,425

PACE Select Advisors Trust

PACE High Yield Investments

Schedule of investments – April 30, 2013 (unaudited)

	Face amount[1]($)	Value($)
Collateralized mortgage obligations—(concluded)
WaMu Mortgage Pass-Through Certificates, Series 2006-AR14, Class 1A1
2.385%, due 11/25/36[5]	362,998	310,331
Total collateralized mortgage obligations (cost—$1,728,900)		1,260,757

	Number of Shares
Common stocks—1.11%
Automobiles—0.59%
General Motors Co.*	53,428	1,647,720
Motors Liquidation Co. GUC Trust*,10	13,413	409,767
		2,057,487
Construction materials—0.26%
US Concrete, Inc.*,9	59,953	931,669

Diversified financial services—0.14%
CIT Group, Inc.*	11,794	501,363

Metals—0.12%
Aleris International, Inc.*,8,9	15,446	406,539
Total common stocks (cost—$3,829,917)		3,897,058

	Number of warrants
Warrants*—0.52%
Automobiles—0.49%
General Motors Co., strike price $10.00, expires 07/10/16	48,571	1,041,362
General Motors Co., strike price $18.33, expires 07/10/19	48,571	684,366
		1,725,728
Cable—0.03%
Charter Communications, Inc., strike price $46.86, expires 11/30/14	1,818	100,899
Total warrants (cost—$2,020,844)		1,826,627

	Face amount ($)
Repurchase agreement—0.67%
Repurchase agreement dated 04/30/13 with State Street Bank and Trust Co., 0.010% due 05/01/13, collateralized by $2,365,079 Federal National Mortgage Association obligations, 2.140% to 2.170% due 11/07/22 and $32,575 US Treasury Note, 0.250% due 08/31/14; (value—$2,425,591); proceeds: $2,378,001 (cost—$2,378,000)	2,378,000	2,378,000

PACE Select Advisors Trust

PACE High Yield Investments

Schedule of investments – April 30, 2013 (unaudited)

	Number of shares	Value($)
Investment of cash collateral from securities loaned—15.00%
Money market fund—15.00%
UBS Private Money Market Fund LLC [11] (cost—$52,760,080)	52,760,080	52,760,080
Total investments (cost—$370,066,311) [12]—112.89%		397,148,641
Liabilities in excess of other assets—(12.89)%		(45,337,567)
Net assets—100.00%		351,811,074

For a listing of defined portfolio acronyms, counterparty acronyms and currency abbreviations that are used throughout the Schedule of investments as well as the tables that follow, please refer to the end of the last Portfolio.

Aggregate cost for federal income tax purposes was substantially the same as for book purposes; and net unrealized appreciation consisted

Gross unrealized appreciation		$33,493,314
Gross unrealized depreciation		(6,410,984)
Net unrealized appreciation		$27,082,330

Futures contracts

Number of			Expiration		Current	Unrealized
contracts	Currency		date	Proceeds($)	value($)	depreciation($)
US Treasury futures sell contracts:
528	USD	US Treasury Note 2 Year Futures	June 2013	116,380,806	116,490,000	(109,194)
403	USD	US Treasury Note 5 Year Futures	June 2013	49,863,337	50,230,172	(366,835)
				166,244,143	166,720,172	(476,029)

Forward foreign currency contracts

Counterparty	Contracts to deliver		In exchange for		Maturity date	Unrealized appreciation (depreciation)($)
JPMCB	EUR	27,740,000	USD	36,120,809	05/23/13	(416,050)
JPMCB	EUR	28,419,000	USD	37,012,053	06/27/13	(427,890)
JPMCB	GBP	13,784,000	USD	21,125,358	05/23/13	(283,030)
JPMCB	GBP	13,924,000	USD	21,541,096	06/27/13	(80,155)
JPMCB	USD	36,120,254	EUR	27,740,000	05/23/13	416,605
JPMCB	USD	21,329,362	GBP	13,784,000	05/23/13	79,027
						(711,493)

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2013 in valuing the Portfolio’s investments:

	Unadjusted quoted prices in active markets for identical investments (Level 1) ($)	Other significant observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)
Corporate bonds	—	317,834,475	13,347	317,847,822
Loan assignments	—	6,465,649	—	6,465,649
Non-US government obligation	—	6,135,826	—	6,135,826
Asset-backed securities	—	4,576,822	—	4,576,822
Collateralized mortgage obligations	—	1,260,757	—	1,260,757
Common stocks	3,490,519	—	406,539	3,897,058
Warrants	1,826,627	—	—	1,826,627
Repurchase agreement	—	2,378,000	—	2,378,000
Investment of cash collateral from securities loaned	—	52,760,080	—	52,760,080
Futures contracts, net	(476,029)	—	—	(476,029)
Forward foreign currency contracts, net	—	(711,493)	—	(711,493)
Total	4,841,117	390,700,116	419,886	395,961,119

At April 30, 2013, there were no transfers between Level 1 and Level 2.

PACE Select Advisors Trust

PACE High Yield Investments

Schedule of investments – April 30, 2013 (unaudited)

The following is a rollforward of the Portfolio’s investments that were valued using unobservable inputs (Level 3) for the nine months ended April 30, 2013:

	Corporate bond ($)	Common stock ($)	Total ($)
Beginning balance	13,357	641,936	655,293
Purchases	—	—	—
Sales	(0)	—	(0)
Accrued discounts/(premiums)	(68)	—	(68)
Total realized gain/(loss)	—	—	—
Net change in unrealized appreciation/depreciation	58	(235,397)	(235,339)
Transfers into Level 3	—	—	—
Transfers out of Level 3	—	—	—
Ending balance	13,347	406,539	419,886

The change in unrealized appreciation/depreciation relating to the Level 3 investments held at April 30, 2013, was $(235,329).

Issuer breakdown by country or territory of origin

Percentage of total investments %
United States	75.4
Luxembourg	4.9
United Kingdom	3.9
Netherlands	2.4
Canada	1.7
Portugal	1.5
Germany	1.1
Australia	1.1
Venezuela	1.0
Ireland	1.0
Mexico	1.0
Jersey	0.9
Sweden	0.8
Paraguay	0.4
Brazil	0.4
France	0.4
Norway	0.4
Georgia	0.4
Austria	0.2
Finland	0.2
Spain	0.3
Cayman Islands	0.3
Belgium	0.1
Colombia	0.1
Marshall Islands	0.1
Total	100.0

PACE Select Advisors Trust

PACE High Yield Investments

Schedule of investments – April 30, 2013 (unaudited)

Portfolio footnotes

*	Non-income producing security.
1	In US Dollars unless otherwise indicated.
2

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities, which represent 24.13% of net assets as of April 30, 2013, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

3	Security, or portion thereof, was on loan at April 30, 2013.
4

Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. At April 30, 2013, the value of these securities amounted to 8.12% of net assets.

5	Variable or floating rate security. The interest rate shown is the current rate as of April 30, 2013, and changes periodically.
6	Perpetual bond security. The maturity date reflects the next call date.
7	Step bond that converts to the noted fixed rate at a designated future date.
8	Security is being fair valued by a valuation committee under the direction of the board of trustees.
9	Illiquid securities representing 0.38% of net assets as of April 30, 2013.
10	Security exchanged on 04/21/11; position represents remaining escrow balance expected to be received upon finalization of debt restructuring.
11

The table below details the Portfolio’s transaction activity in an affiliated issuer during the nine months ended April 30, 2013. The investment manager earns a management fee from UBS Private Money Market Fund LLC. Please see the Notes to financial statements in the most recent shareholder report for further information.

Net income
		Purchases	Sales		earned from
		during the	during the		affiliate for the
		nine months	nine months		nine months
	Value at	ended	ended	Value at	ended
Security description	07/31/12 ($)	04/30/13 ($)	04/30/13 ($)	04/30/13 ($)	04/30/13 ($)
UBS Private Money Market Fund LLC	54,823,665	146,914,440	148,978,025	52,760,080	16,878

12	Includes $51,780,445 of investments in securities on loan, at value.

For more information regarding the Portfolio’s other significant accounting policies, please refer to the Portfolio’s semiannual report to shareholders dated January 31, 2013.

PACE Select Advisors Trust

PACE Large Co Value Equity Investments

Schedule of investments – April 30, 2013 (unaudited)

	Number of shares	Value ($)
Common stocks—98.44%
Aerospace & defense—4.70%
General Dynamics Corp.	132,700	9,814,492
Honeywell International, Inc.	357,500	26,290,550
Northrop Grumman Corp.	208,375	15,782,322
The Boeing Co.	123,100	11,252,571
		63,139,935
Auto components—2.52%
Delphi Automotive PLC	264,925	12,242,184
Genuine Parts Co.	69,300	5,289,669
Johnson Controls, Inc.	466,050	16,316,411
		33,848,264
Automobiles—0.41%
General Motors Co.*	179,100	5,523,444

Beverages—1.93%
Molson Coors Brewing Co., Class B	65,398	3,374,537
PepsiCo, Inc.	131,300	10,828,311
The Coca-Cola Co.	275,100	11,644,983
		25,847,831
Building products—0.55%
Masco Corp.	378,050	7,349,292

Capital markets—3.62%
Ameriprise Financial, Inc.	75,100	5,597,203
Franklin Resources, Inc.	65,825	10,180,494
Invesco Ltd.	297,725	9,449,791
Morgan Stanley	318,750	7,060,313
State Street Corp.	139,425	8,152,180
The Goldman Sachs Group, Inc.	55,550	8,114,189
		48,554,170
Chemicals—1.95%
Monsanto Co.	122,200	13,053,404
The Dow Chemical Co.	164,000	5,561,240
The Mosaic Co.	121,850	7,504,742
		26,119,386
Commercial banks—4.09%
BB&T Corp.	277,650	8,543,290
CIT Group, Inc.*	222,000	9,437,220
PNC Financial Services Group, Inc.	314,050	21,317,714

PACE Select Advisors Trust

PACE Large Co Value Equity Investments

Schedule of investments – April 30, 2013 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Commercial banks—(concluded)
Wells Fargo & Co.	410,700	15,598,386
		54,896,610
Communications equipment—2.24%
Cisco Systems, Inc.	955,600	19,991,152
QUALCOMM, Inc.	164,222	10,119,360
		30,110,512
Computers & peripherals—2.08%
Dell, Inc.	492,525	6,599,835
EMC Corp.*	223,300	5,008,619
Hewlett-Packard Co.	791,125	16,297,175
		27,905,629
Consumer finance—1.93%
Capital One Financial Corp.	448,400	25,908,552

Containers & packaging—0.41%
Rock-Tenn Co., Class A	54,700	5,477,658

Diversified consumer services—0.21%
Apollo Group, Inc., Class A*,1	156,533	2,875,511

Diversified financial services—6.02%
Bank of America Corp.	1,425,375	17,546,366
Citigroup, Inc.	599,131	27,955,453
JPMorgan Chase & Co.	720,818	35,327,290
		80,829,109
Electric utilities—3.21%
American Electric Power Co., Inc.	219,500	11,288,885
Entergy Corp.	122,900	8,754,167
Exelon Corp.	328,450	12,320,159
NextEra Energy, Inc.	130,200	10,680,306
		43,043,517
Electronic equipment, instruments & components—0.89%
TE Connectivity Ltd.	275,575	12,001,291

Energy equipment & services—1.58%
Baker Hughes, Inc.	222,600	10,103,814

PACE Select Advisors Trust

PACE Large Co Value Equity Investments

Schedule of investments – April 30, 2013 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Energy equipment & services—(concluded)
Halliburton Co.	258,500	11,056,045
		21,159,859
Food & staples retailing—1.94%
CVS Caremark Corp.	448,200	26,076,276

Food products—1.52%
General Mills, Inc.	205,600	10,366,352
McCormick & Co., Inc.	140,500	10,107,570
		20,473,922
Health care equipment & supplies—4.55%
Baxter International, Inc.	399,800	27,934,026
Becton, Dickinson and Co.	86,500	8,156,950
Covidien PLC	390,750	24,945,480
		61,036,456
Health care providers & services—2.99%
Aetna, Inc.	59,100	3,394,704
Cardinal Health, Inc.	237,100	10,484,562
DaVita HealthCare Partners, Inc.*	80,000	9,492,000
Laboratory Corp. of America Holdings*	61,725	5,762,646
McKesson Corp.	104,550	11,063,481
		40,197,393
Hotels, restaurants & leisure—1.30%
McDonald’s Corp.	170,400	17,404,656

Household products—0.74%
Colgate-Palmolive Co.	83,600	9,982,676

Industrial conglomerates—1.90%
General Electric Co.	1,147,100	25,568,859

Insurance—6.80%
ACE Ltd.	113,600	10,126,304
American International Group, Inc.*	656,975	27,211,904
Axis Capital Holdings Ltd.	305,525	13,635,581
Hartford Financial Services Group, Inc.	399,900	11,233,191
MetLife, Inc.	397,100	15,482,929
The Allstate Corp.	137,650	6,780,639

PACE Select Advisors Trust

PACE Large Co Value Equity Investments

Schedule of investments – April 30, 2013 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Insurance—(concluded)
Willis Group Holdings PLC	171,175	6,792,224
		91,262,772
Internet software & services—0.49%
Google, Inc., Class A*	8,025	6,617,174

IT services—0.79%
Accenture PLC, Class A	129,900	10,579,056

Media—6.46%
Comcast Corp., Class A	247,400	10,217,620
Omnicom Group, Inc.	208,458	12,459,535
The Walt Disney Co.	87,000	5,467,080
Time Warner, Inc.	490,888	29,345,285
Viacom, Inc., Class B	457,650	29,285,023
		86,774,543
Multiline retail—0.76%
Target Corp.	145,300	10,252,368

Oil, gas & consumable fuels—10.52%
Anadarko Petroleum Corp.	120,400	10,205,104
BP PLC, ADR	354,960	15,476,256
Chevron Corp.	85,100	10,383,051
Encana Corp.	395,250	7,292,363
EQT Corp.	75,200	5,649,024
Exxon Mobil Corp.	449,550	40,005,454
Marathon Oil Corp.	547,300	17,880,291
Occidental Petroleum Corp.	123,600	11,032,536
Royal Dutch Shell PLC, ADR	206,241	14,018,201
Southwestern Energy Co.*	246,750	9,233,385
		141,175,665
Pharmaceuticals—7.95%
Abbott Laboratories	421,750	15,571,010
Johnson & Johnson	425,900	36,299,457
Novartis AG, ADR	152,900	11,277,904
Pfizer, Inc.	1,321,952	38,429,145

PACE Select Advisors Trust

PACE Large Co Value Equity Investments

Schedule of investments – April 30, 2013 (unaudited)

	Number of shares	Value ($)
Common stocks—(concluded)
Pharmaceuticals—(concluded)
Teva Pharmaceutical Industries Ltd., ADR	133,700	5,119,373
		106,696,889
Professional services—0.82%
Equifax, Inc.	179,400	10,979,280

Real estate investment trusts—0.75%
Ventas, Inc.	126,300	10,057,269

Road & rail—0.78%
Union Pacific Corp.	71,200	10,534,752

Semiconductors & semiconductor equipment—1.46%
Texas Instruments, Inc.	542,000	19,625,820

Software—4.13%
Adobe Systems, Inc.*	265,650	11,975,502
Microsoft Corp.	736,852	24,389,801
Oracle Corp.	580,600	19,032,068
		55,397,371
Specialty retail—1.75%
Advance Auto Parts, Inc.	125,895	10,560,073
Staples, Inc.	981,400	12,993,736
		23,553,809
Wireless telecommunication services—1.70%
Vodafone Group PLC, ADR	744,900	22,786,491
Total common stocks (cost—$1,070,345,402)		1,321,624,067

Face amount($)
Repurchase agreement—1.70%
Repurchase agreement dated 04/30/13 with State Street Bank and Trust Co., 0.010% due 05/01/13, collateralized by $22,728,829 Federal National Mortgage Association obligations, 2.140% to 2.170% due 11/07/22 and $313,049 US Treasury Note, 0.250% due 08/31/14; (value—$23,310,361); proceeds: $22,853,006 (cost—$22,853,000)	22,853,000	22,853,000

PACE Select Advisors Trust

PACE Large Co Value Equity Investments

Schedule of investments – April 30, 2013 (unaudited)

	Number of shares	Value($)
Investment of cash collateral from securities loaned—0.02%
Money market fund—0.02%
UBS Private Money Market Fund LLC[2] (cost—$324,506)	324,506	324,506

Total investments (cost—$1,093,522,908)[3]—100.16%		1,344,801,573
Liabilities in excess of other assets—(0.16)%		(2,171,481)
Net assets—100.00%		1,342,630,092

For a listing of defined portfolio acronyms that are used throughout the Schedule of investments as well as the tables that follow, please refer to the end of the last Portfolio.

Aggregate cost for federal income tax purposes was substantially the same as for book purposes; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$268,051,651
Gross unrealized depreciation	(16,772,986)
Net unrealized appreciation	$251,278,665

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2013 in valuing the Portfolio’s investments:

	Unadjusted quoted prices in active markets for identical investments (Level 1) ($)	Other significant observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)
Common stocks	1,321,624,067	—	—	1,321,624,067
Repurchase agreement	—	22,853,000	—	22,853,000
Investment of cash collateral from securities loaned	—	324,506	—	324,506
Total	1,321,624,067	23,177,506	—	1,344,801,573

At April 30, 2013, there were no transfers between Level 1 and Level 2.

Issuer breakdown by country or territory of origin

Percentage of total investments (%)
United States	86.9
United Kingdom	3.9
Ireland	3.2
Switzerland	2.5
Bermuda	1.7
Jersey	0.9
Canada	0.5
Israel	0.4
Total	100.0

Portfolio footnotes

*	Non-income producing security.
1	Security, or portion thereof, was on loan at April 30, 2013.
2

The table below details the Portfolio’s transaction activity in an affiliated issuer during the nine months ended April 30, 2013. The investment manager earns a management fee from UBS Private Money Market Fund LLC. Please see the Notes to financial statements in the most recent shareholder report for further information.

Net income
		Purchases	Sales		earned from
		during the	during the		affiliate for the
		nine months	nine months		nine months
	Value at	ended	ended	Value at	ended
Security description	07/31/12 ($)	04/30/13 ($)	04/30/13 ($)	04/30/13 ($)	04/30/13 ($)
UBS Private Money Market Fund LLC	—	105,236,915	104,912,409	324,506	2,608

3	Includes $317,930 of investments in securities on loan, at value plus accrued interest and dividends, if any.

For more information regarding the Portfolio’s other significant accounting policies, please refer to the Portfolio’s semiannual report to shareholders dated January 31, 2013.

PACE Select Advisors Trust

PACE Large Co Growth Equity Investments

Schedule of investments – April 30, 2013 (unaudited)

	Number of shares	Value($)
Common stocks—96.98%
Aerospace & defense—4.45%
Honeywell International, Inc.	369,776	27,193,327
TransDigm Group, Inc.	37,107	5,447,308
United Technologies Corp.	244,269	22,299,317
		54,939,952
Beverages—3.15%
PepsiCo, Inc.	256,451	21,149,514
The Coca-Cola Co.	418,435	17,712,354
		38,861,868
Biotechnology—6.79%
Biogen Idec, Inc.*	159,649	34,951,956
Celgene Corp.*	156,800	18,513,376
Gilead Sciences, Inc.*	317,527	16,079,567
Regeneron Pharmaceuticals, Inc.*	66,439	14,293,686
		83,838,585
Capital markets—0.86%
TD Ameritrade Holding Corp.	531,410	10,580,373

Chemicals—2.31%
Monsanto Co.	167,032	17,842,358
Syngenta AG, ADR	125,050	10,691,775
		28,534,133
Communications equipment—3.64%
QUALCOMM, Inc.	729,223	44,934,721

Computers & peripherals—5.87%
Apple, Inc.	98,250	43,500,187
EMC Corp.*	1,292,385	28,988,196
		72,488,383
Consumer finance—0.68%
Capital One Financial Corp.	146,244	8,449,978

Diversified financial services—1.83%
CME Group, Inc.	145,325	8,844,479
IntercontinentalExchange, Inc.*,1	84,175	13,714,633
		22,559,112
Energy equipment & services—2.79%
Cameron International Corp.*	211,127	12,994,867
Schlumberger Ltd.	288,581	21,479,084
		34,473,951
Food & staples retailing—2.68%
Walgreen Co.	407,400	20,170,374

PACE Select Advisors Trust

PACE Large Co Growth Equity Investments

Schedule of investments – April 30, 2013 (unaudited)

	Number of shares	Value($)
Common stocks—(continued)
Food & staples retailing—(concluded)
Whole Foods Market, Inc.	145,771	12,874,495
		33,044,869
Health care providers & services—0.62%
Express Scripts Holding Co.*	128,850	7,649,824

Hotels, restaurants & leisure—3.35%
Las Vegas Sands Corp.	222,151	12,495,994
Starbucks Corp.	474,000	28,838,160
		41,334,154
Household products—2.09%
Colgate-Palmolive Co.	77,512	9,255,708
The Procter & Gamble Co.	215,841	16,570,113
		25,825,821
Insurance—5.10%
Berkshire Hathaway, Inc., Class B*	328,324	34,907,408
Markel Corp.*,1	24,025	12,883,406
The Progressive Corp.	598,075	15,125,317
		62,916,131
Internet & catalog retail—4.70%
Amazon.com, Inc.*	48,544	12,320,953
Liberty Interactive Corp., Class A*	799,450	17,020,290
priceline.com, Inc.*	41,127	28,623,981
		57,965,224
Internet software & services—5.81%
Google, Inc., Class A*	62,862	51,834,119
LinkedIn Corp., Class A*	53,446	10,266,442
VeriSign, Inc.*	207,150	9,543,401
		71,643,962
IT services—8.07%
Alliance Data Systems Corp.*,1	72,344	12,426,529
MasterCard, Inc., Class A	72,537	40,107,883
Teradata Corp.*	364,716	18,626,046
VeriFone Systems, Inc.*	160,275	3,442,707
Visa, Inc., Class A	148,325	24,986,830
		99,589,995
Machinery—0.67%
Caterpillar, Inc.	65,875	5,577,636
Cummins, Inc.	24,804	2,638,898
		8,216,534
Oil, gas & consumable fuels—5.77%
EOG Resources, Inc.	177,900	21,554,364
Kinder Morgan, Inc.	546,740	21,377,534

PACE Select Advisors Trust

PACE Large Co Growth Equity Investments

Schedule of investments – April 30, 2013 (unaudited)

	Number of shares	Value($)
Common stocks—(continued)
Oil, gas & consumable fuels—(concluded)
Occidental Petroleum Corp.	317,250	28,317,735
		71,249,633
Pharmaceuticals—4.51%
Allergan, Inc.	309,212	35,111,023
Novo Nordisk A/S, ADR	69,000	12,187,470
Perrigo Co.	70,525	8,421,390
		55,719,883
Real estate investment trusts—1.92%
American Tower Corp.	282,607	23,736,162

Road & rail—3.07%
Canadian Pacific Railway Ltd.	140,839	17,551,356
Kansas City Southern	186,028	20,290,074
		37,841,430
Semiconductors & semiconductor equipment—1.18%
ARM Holdings PLC, ADR	311,011	14,539,764

Software—7.55%
Adobe Systems, Inc.*	464,575	20,943,041
BMC Software, Inc.*	309,300	14,066,964
Citrix Systems, Inc.*	103,428	6,430,119
Intuit, Inc.	252,525	15,060,591
Oracle Corp.	768,102	25,178,384
Salesforce.com, Inc.*	280,322	11,524,037
		93,203,136
Specialty retail—2.63%
Sally Beauty Holdings, Inc.*	225,850	6,789,051
The Home Depot, Inc.	350,418	25,703,160
		32,492,211
Textiles, apparel & luxury goods—2.98%
Michael Kors Holdings Ltd.*	169,000	9,622,860

PACE Select Advisors Trust

PACE Large Co Growth Equity Investments

Schedule of investments – April 30, 2013 (unaudited)

	Number of shares	Value($)
Common stocks—(concluded)
Textiles, apparel & luxury goods—(concluded)
Nike, Inc., Class B	426,185	27,105,366
		36,728,226
Wireless telecommunication services—1.91%
Crown Castle International Corp.*	306,225	23,579,325
Total common stocks (cost—$943,179,057)		1,196,937,340

Number of warrants
Warrant—0.08%
Oil, gas & consumable fuel - 0.08%
Kinder Morgan, Inc., strike price $40.00, expires 05/25/17* (cost—$335,676)	176,208	981,479

Face amount ($)
Repurchase agreement—2.31%
Repurchase agreement dated 04/30/13 with State Street Bank and Trust Co., 0.010% due 05/01/13, collateralized by $28,316,304 Federal National Mortgage Association obligations, 2.140% to 2.170% due 11/07/22 and $390,007 US Treasury Note, 0.250% due 08/31/14; (value—$29,040,795); proceeds: $28,471,008 (cost—$28,471,000)	28,471,000	28,471,000

	Number of shares
Investment of cash collateral from securities loaned—2.10%
Money market fund—2.10%
UBS Private Money Market Fund LLC[2] (cost—$25,896,603)	25,896,603	25,896,603
Total investments (cost—$997,882,336)[3]—101.47%		1,252,286,422
Liabilities in excess of other assets—(1.47)%		(18,115,039)
Net assets—100.00%		1,234,171,383

For a listing of defined portfolio acronyms that are used throughout the Schedule of investments as well as the tables that follow, please refer to the end of the last Portfolio.

Aggregate cost for federal income tax purposes was substantially the same for book purposes; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$264,990,300
Gross unrealized depreciation	(10,586,214)
Net unrealized appreciation	$254,404,086

PACE Select Advisors Trust

PACE Large Co Growth Equity Investments

Schedule of investments – April 30, 2013 (unaudited)

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2013 in valuing the Portfolio’s investments:

	Unadjusted quoted prices in active markets for identical investments (Level 1) ($)	Other significant observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)
Common stocks	1,196,937,340	—	—	1,196,937,340
Warrant	981,479	—	—	981,479
Repurchase agreement	—	28,471,000	—	28,471,000
Investment of cash collateral from securities loaned	—	25,896,603	—	25,896,603
Total	1,197,918,819	54,367,603	—	1,252,286,422

At April 30, 2013, there were no transfers between Level 1 and Level 2.

Issuer breakdown by country or territory of origin

Percentage of total investments (%)
United States	93.1
Curacao	1.7
Canada	1.4
United Kingdom	1.2
Denmark	1.0
Switzerland	0.8
British Virgin Islands	0.8
Total	100.0

Portfolio footnotes

*                                         Non-income producing security.

1                                         Security, or portion thereof, was on loan at April 30, 2013.

2                                         The table below details the Portfolio’s transaction activity in an affiliated issuer during the nine months ended April 30, 2013. The investment manager earns a management fee from UBS Private Money Market Fund LLC. Please see the Notes to financial statements in the most recent shareholder report for further information.

Net income
		Purchases	Sales		earned from
		during the	during the		affiliate for the
	Value at	nine months ended	nine months ended	Value at	nine months ended
Security description	07/31/12 ($)	04/30/13 ($)	04/30/13 ($)	04/30/13 ($)	04/30/13 ($)
UBS Private Money Market Fund LLC	18,572,924	185,072,223	177,748,544	25,896,603	3,385

3                                         Includes $25,940,975 of investments in securities on loan, at value plus accrued interest and dividends, if any.

For more information regarding the Portfolio’s other significant accounting policies, please refer to the Portfolio’s semiannual report to shareholders dated January 31, 2013.

PACE Select Advisors Trust

PACE Small/Medium Co Value Equity Investments

Schedule of investments – April 30, 2013 (unaudited)

	Number of shares	Value ($)
Common stocks—96.19%
Aerospace & defense—0.63%
Esterline Technologies Corp.*	13,300	998,032
Triumph Group, Inc.	24,625	1,967,538
		2,965,570
Auto components—0.80%
Cooper Tire & Rubber Co.	46,250	1,151,163
Dana Holding Corp.	151,550	2,614,237
		3,765,400
Automobiles—1.05%
Thor Industries, Inc.	132,300	4,907,007

Capital markets—4.35%
Ares Capital Corp.	129,700	2,355,352
Cohen & Steers, Inc.[1]	58,900	2,327,139
E*TRADE Financial Corp.*	183,100	1,884,099
Eaton Vance Corp.	199,400	7,952,072
Evercore Partners, Inc., Class A	50,225	1,895,994
Raymond James Financial, Inc.	31,600	1,308,872
Stifel Financial Corp.*	83,250	2,682,315
		20,405,843
Chemicals—0.98%
Axiall Corp.	50,825	2,665,771
Huntsman Corp.	102,925	1,941,166
		4,606,937
Commercial banks—5.97%
Associated Banc-Corp	205,450	2,931,771
Cathay General Bancorp	77,550	1,528,511
Glacier Bancorp, Inc.	111,250	2,052,562
Hancock Holding Co.	107,870	2,941,615
KeyCorp	324,000	3,230,280
MB Financial, Inc.	31,725	785,511
Prosperity Bancshares, Inc.	55,000	2,526,700
Regions Financial Corp.	666,800	5,661,132
TCF Financial Corp.	145,900	2,122,845
Zions Bancorporation	171,750	4,228,485
		28,009,412
Commercial services & supplies—2.78%
ACCO Brands Corp.*	151,550	1,022,963
Avery Dennison Corp.	18,450	764,753
Herman Miller, Inc.	47,850	1,200,556
KAR Auction Services, Inc.	281,020	6,286,417
Schawk, Inc.	100,300	1,021,054

PACE Select Advisors Trust

PACE Small/Medium Co Value Equity Investments

Schedule of investments – April 30, 2013 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Commercial services & supplies—(concluded)
United Stationers, Inc.	84,175	2,733,162
		13,028,905
Communications equipment—1.14%
ADTRAN, Inc.[1]	104,100	2,186,100
ARRIS Group, Inc.*	92,775	1,531,715
Plantronics, Inc.	37,000	1,621,340
		5,339,155
Computers & peripherals—0.78%
Avid Technology, Inc.*	278,200	1,833,338
Electronics for Imaging, Inc.*	68,350	1,826,312
		3,659,650
Construction & engineering—2.22%
AECOM Technology Corp.*	84,125	2,445,514
EMCOR Group, Inc.	141,305	5,284,807
Pike Electric Corp.	171,950	2,687,578
		10,417,899
Construction materials—0.43%
Texas Industries, Inc.*,1	31,550	2,009,104

Consumer finance—1.12%
First Cash Financial Services, Inc.*	102,000	5,249,940

Containers & packaging—1.90%
AptarGroup, Inc.	42,400	2,378,640
Bemis Co., Inc.	28,475	1,120,491
Rock Tenn Co., Class A	25,700	2,573,598
Silgan Holdings, Inc.	59,300	2,838,691
		8,911,420
Diversified telecommunication services—0.26%
General Communication, Inc., Class A*	124,000	1,204,040

Electric utilities—1.24%
Cleco Corp.	65,375	3,237,370
Westar Energy, Inc.	73,600	2,573,056
		5,810,426
Electronic equipment, instruments & components—2.60%
Avnet, Inc.*	88,850	2,909,837
Cognex Corp.	68,900	2,735,330
Jabil Circuit, Inc.	183,100	3,259,180
Vishay Intertechnology, Inc.*	232,900	3,269,916
		12,174,263
Energy equipment & services—3.03%
CARBO Ceramics, Inc.[1]	21,800	1,540,170

PACE Select Advisors Trust

PACE Small/Medium Co Value Equity Investments

Schedule of investments – April 30, 2013 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Energy equipment & services—(concluded)
Dresser-Rand Group, Inc.*	63,000	3,503,430
Forum Energy Technologies, Inc.*	106,000	2,947,860
Helix Energy Solutions Group, Inc.*	75,500	1,739,520
Patterson-UTI Energy, Inc.	156,675	3,304,276
TETRA Technologies, Inc.*	129,250	1,180,052
		14,215,308
Food & staples retailing—0.26%
Village Super Market, Inc., Class A	33,900	1,193,280

Food products—2.13%
Brooklyn Cheesecake & Deserts Co., Inc.*,2	4,355	871
Flowers Foods, Inc.	73,000	2,404,620
Ingredion, Inc.	31,050	2,235,910
J&J Snack Foods Corp.	21,450	1,609,179
The J.M. Smucker Co.	16,050	1,656,842
TreeHouse Foods, Inc.*	26,300	1,675,573
Tyson Foods, Inc., Class A	16,000	394,080
		9,977,075
Gas utilities—1.13%
Questar Corp.	209,000	5,306,510

Health care equipment & supplies—2.48%
CareFusion Corp.*	35,725	1,194,644
DENTSPLY International, Inc.	87,700	3,714,095
NuVasive, Inc.*	50,275	1,054,267
Sirona Dental Systems, Inc.*	33,225	2,443,366
STERIS Corp.	77,500	3,223,225
		11,629,597
Health care providers & services—1.17%
AMN Healthcare Services, Inc.*	184,850	2,537,991
Omnicare, Inc.	67,200	2,941,344
		5,479,335
Health care technology—0.78%
Computer Programs & Systems, Inc.	69,400	3,640,724

Hotels, restaurants & leisure—0.65%
Bloomin’ Brands, Inc.*	40,325	877,069
Six Flags Entertainment Corp.	30,000	2,186,100
		3,063,169
Household durables—2.17%
MDC Holdings, Inc.	15,800	594,080
Mohawk Industries, Inc.*	14,750	1,635,480
Newell Rubbermaid, Inc.	73,675	1,940,600
The Ryland Group, Inc.[1]	91,925	4,142,140

PACE Select Advisors Trust

PACE Small/Medium Co Value Equity Investments

Schedule of investments – April 30, 2013 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Household durables—(concluded)
Whirlpool Corp.	16,475	1,882,763
		10,195,063
Household products—0.74%
WD-40 Co.	63,900	3,446,127

Independent power producers & energy traders—0.48%
NRG Energy, Inc.	80,200	2,235,174

Insurance—5.00%
Fidelity National Financial, Inc., Class A	45,075	1,210,264
HCC Insurance Holdings, Inc.	72,625	3,093,825
Horace Mann Educators Corp.	72,700	1,639,385
Lincoln National Corp.	143,775	4,889,787
RLI Corp.	55,600	3,994,860
StanCorp Financial Group, Inc.	98,150	4,238,117
Validus Holdings Ltd.	113,875	4,396,714
		23,462,952
Internet software & services—0.74%
ValueClick, Inc.*	58,400	1,802,224
WebMD Health Corp.*	69,200	1,671,180
		3,473,404
IT services—4.10%
CoreLogic, Inc.*	79,225	2,161,258
DST Systems, Inc.	22,500	1,555,875
Fidelity National Information Services, Inc.	32,675	1,373,984
Jack Henry & Associates, Inc.	129,900	6,027,360
Syntel, Inc.	74,800	4,725,116
VeriFone Systems, Inc.*	157,250	3,377,730
		19,221,323
Life sciences tools & services—2.09%
Bio-Rad Laboratories, Inc., Class A*	19,450	2,329,138
Charles River Laboratories International, Inc.*	43,800	1,904,862
ICON PLC*	46,600	1,496,792
Waters Corp.*	44,100	4,074,840
		9,805,632
Machinery—5.78%
AGCO Corp.	34,700	1,847,775
Graco, Inc.	60,800	3,680,224
Harsco Corp.	92,000	2,008,360
IDEX Corp.	68,350	3,556,250
Lincoln Electric Holdings, Inc.	62,400	3,292,224
RBC Bearings, Inc.*	58,400	2,809,040
Terex Corp.*	73,500	2,102,100
Trinity Industries, Inc.	81,375	3,434,839

PACE Select Advisors Trust

PACE Small/Medium Co Value Equity Investments

Schedule of investments – April 30, 2013 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Machinery—(concluded)
Wabtec Corp.	29,950	3,142,953
Watts Water Technologies, Inc., Class A	26,300	1,237,678
		27,111,443
Marine—0.51%
Kirby Corp.*	32,000	2,396,480

Media—1.76%
Belo Corp., Class A	74,775	801,588
Gannett Co., Inc.	136,775	2,757,384
John Wiley & Sons, Inc., Class A	110,800	4,229,236
Nexstar Broadcasting Group, Inc., Class A	19,650	478,478
		8,266,686
Metals & mining—1.14%
Steel Dynamics, Inc.	206,200	3,101,248
Walter Energy, Inc.	125,500	2,248,960
		5,350,208
Multi-utilities—1.31%
CMS Energy Corp.	111,850	3,348,789
NiSource, Inc.	90,950	2,794,894
		6,143,683
Oil, gas & consumable fuels—2.82%
Energen Corp.	61,475	2,915,144
HollyFrontier Corp.	34,125	1,687,481
Oasis Petroleum, Inc.*	85,500	2,926,665
Peabody Energy Corp.	118,175	2,370,591
Whiting Petroleum Corp.*	74,400	3,310,800
		13,210,681
Pharmaceuticals—0.62%
Jazz Pharmaceuticals PLC*	49,450	2,885,408

Professional services—1.66%
Korn/Ferry International*	110,400	1,827,120
Resources Connection, Inc.	189,250	2,149,880
Towers Watson & Co., Class A	52,350	3,817,362
		7,794,362
Real estate investment trusts—5.13%
BioMed Realty Trust, Inc.	155,375	3,497,491
Brandywine Realty Trust	306,300	4,573,059
CBL & Associates Properties, Inc.	61,669	1,488,689
Corrections Corp. of America	64,100	2,320,420
DuPont Fabros Technology, Inc.[1]	76,600	1,925,724
EPR Properties	81,000	4,579,740
Kilroy Realty Corp.	73,325	4,149,462

PACE Select Advisors Trust

PACE Small/Medium Co Value Equity Investments

Schedule of investments – April 30, 2013 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Real estate investment trusts—(concluded)
NorthStar Realty Finance Corp.[1]	152,275	1,518,182
		24,052,767
Real estate management & development—1.22%
Jones Lang LaSalle, Inc.	57,850	5,728,307

Road & rail—2.70%
Landstar System, Inc.	124,850	6,824,301
Ryder System, Inc.	58,700	3,408,709
Swift Transportation Co.*	173,525	2,432,820
		12,665,830
Semiconductors & semiconductor equipment—3.27%
Atmel Corp.*	148,225	959,016
ATMI, Inc.*	65,700	1,428,975
International Rectifier Corp.*	109,500	2,322,495
Linear Technology Corp.	93,400	3,409,100
Micron Technology, Inc.*	139,000	1,309,380
NXP Semiconductor NV*	106,750	2,940,962
Skyworks Solutions, Inc.*	133,875	2,954,621
		15,324,549
Software—1.87%
AVG Technologies NV*,1	105,750	1,725,840
FactSet Research Systems, Inc.[1]	44,400	4,176,708
Informatica Corp.*	87,000	2,864,910
		8,767,458
Specialty retail—7.14%
Abercrombie & Fitch Co., Class A	117,450	5,820,822
Advance Auto Parts, Inc.	41,100	3,447,468
Aeropostale, Inc.*	187,050	2,742,153
Ascena Retail Group, Inc.*	209,300	3,872,050
Chico’s FAS, Inc.	120,240	2,196,785
DSW, Inc., Class A	23,650	1,563,738
Foot Locker, Inc.	55,250	1,926,568
GNC Holdings, Inc., Class A	52,350	2,373,025
Group 1 Automotive, Inc.	30,500	1,844,640
OfficeMax, Inc.[1]	369,750	4,255,822
Ross Stores, Inc.	52,200	3,448,854
		33,491,925
Textiles, apparel & luxury goods—1.56%
Carter’s, Inc.*	39,000	2,550,210
Iconix Brand Group, Inc.*	27,450	786,443

PACE Select Advisors Trust

PACE Small/Medium Co Value Equity Investments

Schedule of investments – April 30, 2013 (unaudited)

	Number of shares	Value ($)
Common stocks—(concluded)
Textiles, apparel & luxury goods—(concluded)
The Jones Group Inc.	284,670	3,985,380
		7,322,033
Thrifts & mortgage finance—0.63%
EverBank Financial Corp.	184,025	2,944,400

Trading companies & distributors—1.87%
AerCap Holdings NV*	158,200	2,510,634
MSC Industrial Direct Co, Inc.	44,200	3,482,960
United Rentals, Inc.*	52,600	2,767,286
		8,760,880
Total common stocks (cost—$385,973,800)		451,026,744

Face amount ($)
Repurchase agreement—4.23%
Repurchase agreement dated 04/30/13 with State Street Bank and Trust Co., 0.010% due 05/01/13, collateralized by $19,722,254 Federal National Mortgage Association obligations, 2.140% to 2.170% due 11/07/22 and $271,639 US Treasury Note, 0.250% due 08/31/14; (value—$20,226,861); proceeds: $19,830,006 (cost—$19,830,000)	19,830,000	19,830,000

	Number of shares
Investment of cash collateral from securities loaned—2.83%
Money market fund—2.83%
UBS Private Money Market Fund LLC [3] (cost—$13,273,663)	13,273,663	13,273,663
Total investments[4] (cost—$419,077,463)—103.25%		484,130,407
Liabilities in excess of other assets—(3.25)%		(15,259,295)
Net assets—100.00%		468,871,112

For a listing of defined portfolio acronyms, counterparty acronyms and currency abbreviations that are used throughout the Schedule of investments as well as the tables that follow, please refer to the end of the last Portfolio.

Aggregate cost for federal income tax purposes was substantially the same for book purposes; and net unrealized appreciation consisted of:

Gross unrealized appreciation		$73,612,280
Gross unrealized depreciation		(8,559,336)
Net unrealized appreciation		$65,052,944

PACE Select Advisors Trust

PACE Small/Medium Co Value Equity Investments

Schedule of investments – April 30, 2013 (unaudited)

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2013 in valuing the Portfolio’s investments:

	Unadjusted quoted prices in active markets for identical investments (Level 1) ($)	Other significant observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)
Common stocks	451,025,873	—	871	451,026,744
Repurchase agreement	—	19,830,000	—	19,830,000
Investment of cash collateral from securities loaned	—	13,273,663	—	13,273,663
Total	451,025,873	33,103,663	871	484,130,407

At April 30, 2013, there were no transfers between Level 1 and Level 2.

The following is a rollforward of the Portfolio’s investment that was valued using unobservable inputs (Level 3) for the nine months ended April 30, 2013:

Common stock($)
Beginning balance	—
Purchases	—
Sales	—
Accrued discounts/(premiums)	—
Total realized gain/(loss)	—
Net change in unrealized appreciation/depreciation	—
Transfers into Level 3	871
Transfers out of Level 3	—
Ending balance	871

The change in unrealized appreciation/depreciation relating to the Level 3 investment held at April 30, 2013 was $10,105.  Transfer into Level 3 represents the value at the end of the period.  At April 30, 2013, one security was transferred from Level 2 to Level 3 as the valuation was based primarily on unobservable inputs.

Issuer breakdown by country or territory of origin

Percentage of total investments (%)
United States	96.7
Netherlands	1.5
Bermuda	0.9
Ireland	0.9
Total	100.0

*                                         Non-income producing security.

1                                         Security, or portion thereof, was on loan at April 30, 2013.

2                                         Illiquid security representing 0.00% of net assets as of April 30, 2013.

3                                         The table below details the Portfolio’s transaction activity in an affiliated issuer during the nine months ended April 30, 2013. The investment manager earns a management fee from UBS Private Money Market Fund LLC. Please see the Notes to financial statements in the most recent shareholder report for further information.

Net income
		Purchases	Sales		earned from
		during the	during the		affiliate for the
		nine months	nine months		nine months
	Value at	ended	ended	Value at	ended
Security description	07/31/12 ($)	04/30/13 ($)	04/30/13 ($)	04/30/13 ($)	04/30/13 ($)
UBS Private Money Market Fund LLC	12,446,836	127,497,242	126,670,415	13,273,663	3,093

4                                         Includes $13,079,152 of investments in securities on loan, at value plus accrued interest and dividends, if any.

For more information regarding the Portfolio’s other significant accounting policies, please refer to the Portfolio’s semiannual report to shareholders dated January 31, 2013.

PACE Select Advisors Trust

PACE Small/Medium Co Growth Equity Investments

Schedule of investments – April 30, 2013 (unaudited)

	Number of shares	Value ($)
Common stocks—97.35%
Aerospace & defense—2.82%
BE Aerospace, Inc.*	64,929	4,073,646
Hexcel Corp.*	107,230	3,270,515
TransDigm Group, Inc.	18,663	2,739,728
Triumph Group, Inc.	43,800	3,499,620
		13,583,509
Air freight & logistics—0.90%
Forward Air Corp.	35,280	1,301,479
Hub Group, Inc., Class A*	82,820	3,035,353
		4,336,832
Airlines—0.40%
Alaska Air Group, Inc.*	31,670	1,952,139

Auto components—0.56%
Gentex Corp.	85,727	1,928,857
Tenneco, Inc.*	19,885	768,953
		2,697,810
Biotechnology—2.93%
Amarin Corp. PLC*,1	201,030	1,489,632
Ariad Pharmaceuticals, Inc.*	102,240	1,827,029
Cepheid, Inc.*	93,462	3,563,706
Medivation, Inc.*	47,870	2,523,228
Onyx Pharmaceuticals, Inc.*	49,955	4,735,734
		14,139,329
Building products—0.26%
A.O. Smith Corp.	16,540	1,247,612

Capital markets—3.16%
Affiliated Managers Group, Inc.*	48,515	7,552,815
Financial Engines, Inc.[1]	110,670	4,025,068
HFF, Inc., Class A	75,006	1,571,376
Lazard Ltd., Class A	61,525	2,085,697
		15,234,956
Chemicals—3.06%
Chemtura Corp.*	106,800	2,270,568
Cytec Industries, Inc.	21,802	1,588,494
FMC Corp.	62,671	3,804,130
H.B. Fuller Co.	85,383	3,236,016
Intrepid Potash, Inc.	118,490	2,181,401

PACE Select Advisors Trust

PACE Small/Medium Co Growth Equity Investments

Schedule of investments – April 30, 2013 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Chemicals—(concluded)
Koppers Holdings, Inc.	37,860	1,662,432
		14,743,041
Commercial banks—0.58%
Signature Bank*	38,926	2,787,491

Commercial services & supplies—5.62%
Clean Harbors, Inc.*	64,630	3,681,971
CyrusOne, Inc.	99,837	2,395,090
Innerworkings, Inc.*	140,805	1,417,906
Mobile Mini, Inc.*	96,315	2,709,341
Portfolio Recovery Associates, Inc.*	48,409	5,942,205
Ritchie Brothers Auctioneers, Inc.[1]	108,558	2,189,615
Rollins, Inc.	181,170	4,406,054
Waste Connections, Inc.	115,040	4,365,768
		27,107,950
Communications equipment—0.96%
Aruba Networks, Inc.*,1	147,878	3,325,776
Digi International, Inc.*	142,970	1,303,887
		4,629,663
Computers & peripherals—0.44%
Stratasys Ltd.*,1	25,620	2,127,741

Construction materials—0.16%
Eagle Materials, Inc.	11,211	759,545

Consumer finance—0.34%
First Cash Financial Services, Inc.*	32,195	1,657,077

Containers & packaging—0.42%
Rock-Tenn Co., Class A	20,095	2,012,313

Distributors—1.55%
LKQ Corp.*	224,960	5,417,037
Pool Corp.	41,981	2,057,908
		7,474,945
Diversified consumer services—1.49%
Coinstar, Inc.*,1	29,090	1,536,243
Grand Canyon Education, Inc.*	133,670	3,417,942

PACE Select Advisors Trust

PACE Small/Medium Co Growth Equity Investments

Schedule of investments – April 30, 2013 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Diversified consumer services—(concluded)
K12, Inc.*,1	87,625	2,231,809
		7,185,994
Diversified financial services—0.21%
MarketAxess Holdings, Inc.	24,231	1,025,456

Diversified telecommunication services—0.27%
Cogent Communications Group, Inc.	46,255	1,324,743

Electrical equipment—0.81%
AMETEK, Inc.	41,047	1,671,024
Polypore International, Inc.*,1	53,540	2,244,932
		3,915,956
Electronic equipment, instruments & components—2.55%
Coherent, Inc.	53,469	2,990,521
FARO Technologies, Inc.*	34,110	1,323,127
FEI Co.	33,286	2,126,310
National Instruments Corp.	122,600	3,350,658
Trimble Navigation Ltd.*	86,838	2,495,724
		12,286,340
Energy equipment & services—1.49%
Core Laboratories N.V.	8,930	1,292,885
Oceaneering International, Inc.	33,827	2,373,641
Oil States International, Inc.*	10,164	908,255
Rowan Cos., PLC, Class A*	80,660	2,623,870
		7,198,651
Food & staples retailing—0.98%
The Fresh Market, Inc.*	38,541	1,577,483
United Natural Foods, Inc.*	63,388	3,165,597
		4,743,080
Food products—1.54%
B&G Foods, Inc.	38,934	1,201,503
Snyders-Lance, Inc.	76,231	1,919,497
The Hain Celestial Group, Inc.*	65,824	4,295,016
		7,416,016
Health care equipment & supplies—5.42%
Abaxis, Inc.	55,078	2,351,280
Conceptus, Inc.*	55,296	1,714,729
Cyberonics, Inc.*	17,636	765,755
DexCom, Inc.*	234,518	3,848,440
Endologix, Inc.*	198,294	2,978,376
Neogen Corp.*	84,344	4,287,206
Sirona Dental Systems, Inc.*	33,734	2,480,798
The Cooper Cos., Inc.	27,679	3,055,762

PACE Select Advisors Trust

PACE Small/Medium Co Growth Equity Investments

Schedule of investments – April 30, 2013 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Health care equipment & supplies—(concluded)
Thoratec Corp.*	84,940	3,074,828
West Pharmaceutical Services, Inc.	24,540	1,567,124
		26,124,298
Health care providers & services—7.60%
Acadia Healthcare Co., Inc.*	106,100	3,347,455
Air Methods Corp.	50,570	1,850,356
Bio-Reference Laboratories, Inc.*,1	86,479	2,205,215
Catamaran Corp.*	58,195	3,359,597
Chemed Corp.	51,390	4,194,452
Health Management Associates, Inc., Class A*	232,555	2,672,057
HMS Holdings Corp.*	74,420	1,876,128
IPC The Hospitalist Co.*	77,882	3,552,977
Magellan Health Services, Inc.*	61,765	3,159,897
MEDNAX, Inc.*	38,050	3,376,176
MWI Veterinary Supply, Inc.*	20,779	2,445,896
Team Health Holdings, Inc.*	46,874	1,747,463
WellCare Health Plans, Inc.*	49,350	2,877,599
		36,665,268
Health care technology—0.89%
athenahealth, Inc.*,1	34,748	3,344,842
Greenway Medical Technologies, Inc.*,1	71,070	957,313
		4,302,155
Hotels, restaurants & leisure—3.81%
Bally Technologies, Inc.*	50,330	2,681,582
Buffalo Wild Wings, Inc.*	19,875	1,788,750
Papa John’s International, Inc.*	17,190	1,082,970
Penn National Gaming, Inc.*	42,220	2,471,981
Red Robin Gourmet Burgers, Inc.*	59,565	2,881,159
The Cheesecake Factory, Inc.	114,232	4,548,718
Wyndham Worldwide Corp.	48,785	2,931,003
		18,386,163
Household durables—0.57%
Jarden Corp.*	32,204	1,449,502
Tupperware Brands Corp.	16,244	1,304,393
		2,753,895
Internet software & services—2.36%
DealerTrack Holdings, Inc.*	88,228	2,457,150
ExactTarget, Inc.*	108,480	2,124,038
OpenTable, Inc.*,1	21,196	1,174,047
SciQuest, Inc.*	90,495	2,068,716
SPS Commerce, Inc.*	58,546	2,759,273

PACE Select Advisors Trust

PACE Small/Medium Co Growth Equity Investments

Schedule of investments – April 30, 2013 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Internet software & services—(concluded)
Zillow, Inc.*,1	13,286	781,615
		11,364,839
IT services—2.86%
Cass Information Systems, Inc.	40,305	1,684,749
Echo Global Logistics, Inc.*	79,311	1,376,046
Gartner, Inc.*	38,538	2,229,423
Heartland Payment Systems, Inc.	69,201	2,276,021
MAXIMUS, Inc.	58,845	4,689,358
WEX, Inc.*	20,139	1,526,134
		13,781,731
Leisure equipment & products—1.40%
Brunswick Corp.	76,843	2,432,850
Polaris Industries, Inc.	50,133	4,320,963
		6,753,813
Life sciences tools & services—0.79%
Mettler-Toledo International, Inc.*	8,115	1,695,710
Techne Corp.	33,090	2,122,393
		3,818,103
Machinery—2.07%
Lincoln Electric Holdings, Inc.	33,649	1,775,321
Proto Labs, Inc.*,1	38,940	1,989,055
Sun Hydraulics Corp.	28,325	927,644
The Manitowoc Co., Inc.	77,480	1,453,525
The Toro Co.	42,152	1,897,261
Woodward, Inc.	54,020	1,944,180
		9,986,986
Media—0.63%
Cinemark Holdings, Inc.	97,890	3,023,822

Oil, gas & consumable fuels—2.87%
Berry Petroleum Co., Class A	34,760	1,665,352
Bill Barrett Corp.*,1	81,990	1,628,321
Magnum Hunter Resources Corp.*,1	570,930	1,552,930
Oasis Petroleum, Inc.*	127,154	4,352,481
QEP Resources, Inc.	52,150	1,497,226

PACE Select Advisors Trust

PACE Small/Medium Co Growth Equity Investments

Schedule of investments – April 30, 2013 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Oil, gas & consumable fuels—(concluded)
Rosetta Resources, Inc.*	73,002	3,132,516
		13,828,826
Personal products—0.35%
Prestige Brands Holdings, Inc.*	62,032	1,671,762

Pharmaceuticals—0.31%
Perrigo Co.	12,576	1,501,700

Professional services—3.87%
Acacia Research*	113,920	2,713,574
CoStar Group, Inc.*	47,673	5,168,230
Equifax, Inc.	19,843	1,214,392
Huron Consulting Group, Inc.*	62,210	2,599,134
The Advisory Board Co.*	33,970	1,669,625
Verisk Analytics, Inc., Class A*	18,773	1,150,597
WageWorks, Inc.*	161,431	4,134,248
		18,649,800
Real estate investment trusts—0.42%
Extra Space Storage, Inc.	46,313	2,018,321

Real estate management & development—0.36%
Jones Lang LaSalle, Inc.	17,805	1,763,051

Road & rail—2.03%
Genesee & Wyoming, Inc., Class A*	30,690	2,614,788
Hertz Global Holdings, Inc.*	81,315	1,958,065
Knight Transportation, Inc.	138,765	2,167,510
Old Dominion Freight Line, Inc.*	79,312	3,053,512
		9,793,875
Semiconductors & semiconductor equipment—2.95%
Atmel Corp.*	328,210	2,123,519
Cabot Microelectronics Corp.*	43,381	1,453,697
CEVA, Inc.*	141,882	2,165,119
Power Integrations, Inc.	50,770	2,102,386
Semtech Corp.*	112,020	3,592,482
Teradyne, Inc.*	133,080	2,187,835
Ultratech, Inc.*	20,694	609,852
		14,234,890
Software—12.59%
ACI Worldwide, Inc.*	39,580	1,860,656
Allot Communications Ltd.*,1	152,237	1,723,323
BroadSoft, Inc.*	66,445	1,698,334
Cadence Design Systems, Inc.*	209,820	2,895,516
CommVault Systems, Inc.*	36,383	2,675,606
Concur Technologies, Inc.*,1	33,516	2,450,355

PACE Select Advisors Trust

PACE Small/Medium Co Growth Equity Investments

Schedule of investments – April 30, 2013 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Software—(concluded)
Ebix, Inc.[1]	78,082	1,453,106
Fortinet, Inc.*	111,064	1,994,709
Guidewire Software, Inc.*	45,636	1,829,091
Imperva, Inc.*	63,750	2,484,975
Infoblox, Inc.*	54,189	1,198,119
Informatica Corp.*	93,904	3,092,259
Jive Software, Inc.*,1	181,100	2,461,149
Manhattan Associates, Inc.*	26,967	1,893,353
MICROS Systems, Inc.*	37,400	1,586,134
Pegasystems, Inc.[1]	40,237	1,018,399
Proofpoint, Inc.*	87,300	1,599,336
PROS Holdings, Inc.*	36,782	953,389
QLIK Technologies, Inc.*	103,142	2,682,723
Sourcefire, Inc.*	78,835	3,765,160
SS&C Technologies Holdings, Inc.*	99,790	3,062,555
Synchronoss Technologies, Inc.*	150,342	4,260,692
TIBCO Software, Inc.*	162,690	3,157,813
Ultimate Software Group, Inc.*	74,288	7,175,478
Verint Systems, Inc.*	53,535	1,768,796
		60,741,026
Specialty retail—6.88%
Aeropostale, Inc.*	127,280	1,865,925
Asbury Automotive Group, Inc.*	47,150	1,890,243
Ascena Retail Group, Inc.*	136,060	2,517,110
Dick’s Sporting Goods, Inc.	86,214	4,146,893
Five Below, Inc.*,1	31,965	1,150,420
Foot Locker, Inc.	93,045	3,244,479
Genesco, Inc.*	17,029	1,048,135
GNC Holdings, Inc., Class A	28,773	1,304,280
Penske Automotive Group, Inc.	41,178	1,273,224
PetSmart, Inc.	19,833	1,353,404
Restoration Hardware Holdings, Inc.*,1	74,530	2,902,943
The Children’s Place Retail Stores, Inc.*	63,330	3,098,104
Tractor Supply Co.	18,127	1,942,671
Ulta Salon, Cosmetics & Fragrance, Inc.*	21,400	1,875,710
Urban Outfitters, Inc.*	85,990	3,563,426
		33,176,967
Textiles, apparel & luxury goods—0.81%
PVH Corp.	14,372	1,658,673
Steven Madden Ltd.*	17,080	830,600
Under Armour, Inc., Class A*	25,067	1,430,824
		3,920,097
Trading companies & distributors—2.01%
Beacon Roofing Supply, Inc.*	166,953	6,365,918
United Rentals, Inc.*	31,170	1,639,854

PACE Select Advisors Trust

PACE Small/Medium Co Growth Equity Investments

Schedule of investments – April 30, 2013 (unaudited)

	Number of shares	Value ($)
Common stocks—(concluded)
Trading companies & distributors—(concluded)
WESCO International, Inc.*,1	23,595	1,691,525
		9,697,297
Total common stocks (cost—$357,766,418)		469,546,874

Investment companies—0.88%
iShares Russell 2000 Growth Index Fund[1]	14,244	1,524,108
iShares Russell Midcap Growth Index Fund	38,432	2,723,676
Total investment companies (cost—$4,068,023)		4,247,784

Face amount($)
Repurchase agreement—2.99%
Repurchase agreement dated 04/30/13 with State Street Bank and Trust Co., 0.010% due 05/01/13, collateralized by $14,327,726 Federal National Mortgage Association obligations, 2.140% to 2.170% due 11/07/22 and $197,339 US Treasury Note, 0.250% due 08/31/14; (value—$14,694,310); proceeds: $14,406,004 (cost—$14,406,000)	14,406,000	14,406,000

	Number of shares
Investment of cash collateral from securities loaned—8.19%
Money market fund—8.19%
UBS Private Money Market Fund LLC [2] (cost—$39,495,466)	39,495,466	39,495,466
Total investments (cost—$415,735,907) [3]—109.41%		527,696,124
Liabilities in excess of other assets—(9.41)%		(45,399,270)
Net assets—100.00%		482,296,854

For a listing of defined portfolio acronyms that are used throughout the Schedule of investments as well as the tables that follow, please refer to the end of the last Portfolio.

Aggregate cost for federal income tax purposes was substantially the same for book purposes; and net unrealized appreciation consisted of:

Gross unrealized appreciation		$121,581,151
Gross unrealized depreciation		(9,620,934)
Net unrealized appreciation		$111,960,217

PACE Select Advisors Trust

PACE Small/Medium Co Growth Equity Investments

Schedule of investments – April 30, 2013 (unaudited)

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2013 in valuing the Portfolio’s investments:

	Unadjusted quoted prices in active markets for identical investments (Level 1) ($)	Other significant observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)
Common stocks	469,546,874	—	—	469,546,874
Investment companies	4,247,784	—	—	4,247,784
Repurchase agreement	—	14,406,000	—	14,406,000
Investment of cash collateral from securities loaned	—	39,495,466	—	39,495,466
Total	473,794,658	53,901,466	—	527,696,124

At April 30, 2013, there were no transfers between Level 1 and Level 2.

Issuer breakdown by country or territory of origin

Percentage of total investments (%)
United States	96.8
Canada	1.1
United Kingdom	0.8
Israel	0.7
Bermuda	0.4
Netherlands	0.2
Total	100.0

Portfolio footnotes

*                                         Non-income producing security.

1                                         Security, or portion thereof, was on loan at April 30, 2013.

2                                         The table below details the Portfolio’s transaction activity in an affiliated issuer during the nine months ended April 30, 2013. The investment manager earns a management fee from UBS Private Money Market Fund LLC. Please see the Notes to financial statements in the most recent shareholder report for further information.

Net income
		Purchases	Sales		earned from
		during the nine	during the nine		affiliate for the nine
	Value at	months ended	months ended	Value at	months ended
Security description	07/31/12 ($)	04/30/13 ($)	04/30/13 ($)	04/30/13 ($)	04/30/13 ($)
UBS Private Money Market Fund LLC	38,114,969	119,468,912	118,088,415	39,495,466	13,819

3                                         Includes $39,071,634 of investments in securities on loan, at value plus accrued interest and dividends, if any.

For more information regarding the Portfolio’s other significant accounting policies, please refer to the Portfolio’s semiannual report to shareholders dated January 31, 2013.

PACE Select Advisors Trust

PACE International Equity Investments

Industry diversification – (unaudited)

As a percentage of net assets as of April 30, 2013

Common stocks
Aerospace & defense	0.86%
Air freight & logistics	0.24
Airlines	0.33
Auto components	1.15
Automobiles	2.88
Beverages	1.63
Building products	1.01
Capital markets	1.13
Chemicals	4.07
Commercial banks	10.42
Commercial services & supplies	0.33
Communications equipment	0.53
Computers & peripherals	0.22
Construction & engineering	0.39
Construction materials	0.50
Containers & packaging	0.45
Diversified consumer services	0.08
Diversified financial services	1.50
Diversified telecommunication services	3.45
Electric utilities	1.34
Electrical equipment	2.12
Electronic equipment, instruments & components	1.65
Energy equipment & services	1.08
Food & staples retailing	3.67
Food products	3.18
Gas utilities	0.10
Health care providers & services	0.34
Hotels, restaurants & leisure	2.43
Household durables	1.26
Independent power producers & energy traders	0.08
Industrial conglomerates	1.02
Insurance	5.89
IT services	0.06
Leisure equipment & products	0.41
Machinery	1.55
Media	1.62
Metals & mining	1.95
Multi-utilities	1.75
Multiline retail	0.15
Office electronics	0.80
Oil, gas & consumable fuels	7.35
Paper & forest products	0.36
Personal products	0.61
Pharmaceuticals	11.39
Professional services	0.32
Real estate investment trusts	0.21
Real estate management & development	2.11
Road & rail	0.43
Semiconductors & semiconductor equipment	1.85
Software	1.01
Specialty retail	0.58

PACE Select Advisors Trust

PACE International Equity Investments

Industry diversification – (unaudited)

As a percentage of net assets as of April 30, 2013

Common stocks—(concluded)
Textiles, apparel & luxury goods	1.42%
Tobacco	2.53
Trading companies & distributors	0.75
Transportation infrastructure	0.29
Wireless telecommunication services	2.11
Total common stocks	96.94
Preferred stocks
Automobiles	0.43
Household products	0.43
Media	0.32
Total preferred stocks	1.18
Repurchase agreement	1.58
Investment of cash collateral from securities loaned	5.03
Liabilities in excess of other assets	(4.73)
Net assets	100.00%

PACE Select Advisors Trust

PACE International Equity Investments

Schedule of investments – April 30, 2013 (unaudited)

	Number of shares	Value ($)
Common stocks—96.94%
Australia—4.27%
Amcor Ltd.	414,499	4,249,844
AMP Ltd.	949,389	5,314,852
Aurizon Holdings Ltd.	723,008	3,110,602
Australia & New Zealand Banking Group Ltd.	204,214	6,740,805
BHP Billiton Ltd.	52,838	1,791,213
Commonwealth Bank of Australia	15,510	1,181,019
Goodman Group	153,873	831,100
Incitec Pivot Ltd.[1]	232,105	695,401
Macquarie Group Ltd.	123,245	5,007,233
National Australia Bank Ltd.	11,951	421,246
Newcrest Mining Ltd.	84,956	1,480,522
Origin Energy Ltd.	65,043	830,739
QBE Insurance Group Ltd.[1]	252,214	3,495,858
Rio Tinto Ltd.[1]	18,259	1,056,244
Wesfarmers Ltd.	32,329	1,453,566
Westfield Group	94,248	1,138,286
Westpac Banking Corp.	39,063	1,368,786
Total Australia common stocks		40,167,316

Austria—0.08%
Andritz AG	11,716	763,446

Belgium—1.09%
Ageas STRIP VVPR*,2	7,563	10
Anheuser-Busch InBev N.V.[1]	56,544	5,380,143
Solvay SA1	32,993	4,836,001
Total Belgium common stocks		10,216,154

Bermuda—0.30%
Jardine Matheson Holdings Ltd., ADR	44,000	2,856,920

Canada—0.28%
First Quantum Minerals Ltd.	152,091	2,655,497

Cayman Islands—0.48%
Belle International Holdings Ltd.	1,257,000	2,050,684
Sands China Ltd.	478,000	2,506,988
Total Cayman Islands common stocks		4,557,672

China—0.26%
China Shenhua Energy Co. Ltd., Class H	689,000	2,437,202

Denmark—0.61%
Carlsberg A/S, Class B	12,875	1,195,141
Chr. Hansen Holding A/S	19,700	709,897
Danske Bank A/S*	152,199	2,876,701
Novo-Nordisk A/S, Class B	5,206	913,172
Total Denmark common stocks		5,694,911

PACE Select Advisors Trust

PACE International Equity Investments

Schedule of investments – April 30, 2013 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Finland—0.53%
Nokian Renkaat Oyj	8,788	380,995
Outokumpu Oyj*,1	447,084	310,585
Stora Enso Oyj, R Shares[1]	266,682	1,852,617
UPM-Kymmene Oyj[1]	149,849	1,566,909
Wartsila Oyj	18,468	906,460
Total Finland common stocks		5,017,566

France—11.13%
Air Liquide SA	23,634	2,991,717
Atos Origin SA	8,585	597,523
AXA SA	111,670	2,090,513
BNP Paribas	149,106	8,308,212
Carrefour SA	120,723	3,577,190
Cie de Saint-Gobain	195,483	7,840,379
Electricite de France (EDF)	103,386	2,310,537
France Telecom SA	497,958	5,327,606
GDF Suez	85,527	1,835,948
GDF Suez, STRIP VVPR*,2	23,226	31
Lafarge SA	12,803	827,112
LVMH Moet Hennessy Louis Vuitton SA	1,922	332,850
Renault SA	19,097	1,315,838
Safran SA	101,996	5,008,930
Sanofi SA	194,192	21,282,786
Schneider Electric SA1	126,529	9,648,017
SCOR SE	148,930	4,519,895
Societe Generale SA*	67,464	2,450,393
Sodexo	58,006	4,843,955
Suez Environnement Co.	114,526	1,644,747
Technip SA	24,924	2,675,129
Total SA	153,489	7,735,799
Valeo SA	30,429	1,767,241
Vallourec SA	44,236	2,126,075
Vinci SA	75,396	3,630,145
Total France common stocks		104,688,568

Germany—6.44%
Adidas AG	40,122	4,190,108
Allianz SE1	37,693	5,562,141
BASF SE1	65,922	6,156,991
Bayer AG1	73,079	7,624,246
Brenntag AG	5,400	920,588
Continental AG	31,849	3,781,631
Daimler AG	108,992	6,030,710

PACE Select Advisors Trust

PACE International Equity Investments

Schedule of investments – April 30, 2013 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Germany—(concluded)
Deutsche Bank AG	13,990	643,187
Deutsche Boerse AG	74,087	4,624,766
Deutsche Telekom AG	542,729	6,419,860
E.ON SE1	28,243	511,798
Fresenius Medical Care AG & Co. KGaA	34,740	2,397,345
GEA Group AG	53,806	1,820,035
HeidelbergCement AG	3,408	245,368
Kabel Deutschland Holding AG	10,546	1,002,337
RWE AG	87,603	3,153,607
SAP AG	55,933	4,442,494
Siemens AG	9,847	1,028,363
Total Germany common stocks		60,555,575

Hong Kong—2.64%
AIA Group Ltd.	1,096,400	4,867,300
Cheung Kong Holdings Ltd.	63,000	948,229
China Merchants Holdings International Co. Ltd.	852,000	2,695,386
China Mobile Ltd.	208,500	2,282,440
China Overseas Land & Investment Ltd.[1]	912,000	2,785,307
Hang Seng Bank Ltd.	54,700	914,938
Hutchison Whampoa Ltd.	411,000	4,464,772
Power Assets Holdings Ltd.	97,000	947,482
Sino Land Co. Ltd.	314,000	516,310
SJM Holdings Ltd.	873,700	2,202,222
Wharf Holdings Ltd.	244,000	2,177,406
Total Hong Kong common stocks		24,801,792

Ireland—0.27%
Ryanair Holdings PLC	17,192	745,101
Willis Group Holdings PLC	45,900	1,821,312
Total Ireland common stocks		2,566,413

Israel—1.00%
Check Point Software Technologies Ltd.*	70,000	3,263,400
Teva Pharmaceutical Industries Ltd., ADR	160,595	6,149,183
Total Israel common stocks		9,412,583

Italy—1.76%
Azimut Holding SpA	39,512	734,739
Enel SpA	124,710	482,199
ENI SpA	482,243	11,533,237
Intesa Sanpaolo SpA EURO 52	283,600	514,292
Mediobanca SpA	448,983	2,853,558
Telecom Italia SpA	171,930	145,477
UniCredit SpA*	57,798	301,424
Total Italy common stocks		16,564,926

PACE Select Advisors Trust

PACE International Equity Investments

Schedule of investments – April 30, 2013 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Japan—22.09%
Asahi Group Holdings Ltd.	21,800	542,065
Astellas Pharma, Inc.	183,900	10,696,138
Benesse Holdings, Inc.	17,500	774,606
Canon, Inc.	210,500	7,546,776
Central Japan Railway Co.	7,600	916,038
Daicel Corp.	74,000	595,887
Daikin Industries Ltd.	40,900	1,640,447
Daiwa House Industry Co. Ltd.	46,000	1,039,052
Denso Corp.	85,600	3,832,836
Dentsu, Inc.	29,800	1,034,754
Electric Power Development Co. Ltd.	24,700	704,882
Fujitsu Ltd.	192,000	805,539
Hisamitsu Pharmaceutical Co., Inc.[1]	9,200	540,760
Hitachi Ltd.	1,456,000	9,289,963
Hokuhoku Financial Group, Inc.	327,000	761,440
Honda Motor Co. Ltd.	153,000	6,081,705
Hoya Corp.	167,300	3,343,082
Japan Airlines Co. Ltd.	47,400	2,401,969
Japan Tobacco, Inc.	280,000	10,584,192
JFE Holdings, Inc.	43,700	944,962
JSR Corp.	33,900	779,994
JX Holdings, Inc.	174,800	946,755
Kao Corp.	167,300	5,783,464
KDDI Corp.	20,800	998,554
Lawson, Inc.[1]	41,500	3,269,426
Marubeni Corp.	319,000	2,280,792
Marui Group Co. Ltd.	70,600	818,362
Mitsubishi Electric Corp.	282,900	2,693,042
Mitsubishi Estate Co. Ltd.	204,000	6,623,173
Mitsubishi Gas Chemical Co., Inc.	114,000	870,041
Mitsubishi Heavy Industries Ltd.	614,000	4,226,230
Mitsubishi UFJ Financial Group, Inc. (MUFG)	1,919,600	13,055,288
Mitsui & Co. Ltd.	70,400	966,253
Mitsui Fudosan Co. Ltd.	131,700	4,471,734
Mori Seiki Co. Ltd.[1]	46,000	576,622
Nabtesco Corp.	109,900	2,423,809
Nikon Corp.	129,100	2,804,881
Nintendo Co. Ltd.	12,800	1,418,064
Nissan Motor Co. Ltd.	619,200	6,453,374
Nitto Denko Corp.	85,800	5,632,867
North Pacific Bank Ltd.	165,100	569,048
ORIX Corp.[1]	555,000	8,517,003
Otsuka Holdings Co. Ltd.	67,100	2,415,972

PACE Select Advisors Trust

PACE International Equity Investments

Schedule of investments – April 30, 2013 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Japan—(concluded)
Sega Sammy Holdings, Inc.	39,600	1,040,320
Sekisui House Ltd.	211,200	3,165,238
Seven & I Holdings Co. Ltd.	285,300	10,945,499
Shin-Etsu Chemical Co. Ltd.	88,700	5,968,836
Softbank Corp.	85,500	4,231,805
Sumitomo Corp.	111,800	1,394,561
Sumitomo Electric Industries Ltd.	201,100	2,669,369
Sumitomo Mitsui Financial Group, Inc.	140,532	6,638,456
Sumitomo Rubber Industries Ltd.	56,900	1,048,872
Suzuken Co. Ltd.	20,800	808,658
Takeda Pharmaceutical Co. Ltd.	114,400	6,278,299
The Dai-ichi Life Insurance Co. Ltd.	552	758,763
The Nishi-Nippon City Bank Ltd.	227,000	756,783
Tokio Marine Holdings, Inc.	177,300	5,619,911
Tokyo Electron Ltd.	50,000	2,559,368
Tokyo Gas Co. Ltd.	158,000	901,144
Toshiba Corp.	233,000	1,283,490
Toyota Motor Corp.	124,007	7,174,432
Trend Micro, Inc.	12,900	361,256
Yamato Holdings Co. Ltd.	82,800	1,594,251
Total Japan common stocks		207,871,152

Jersey—1.31%
Experian PLC	173,048	3,042,862
Highland Gold Mining Ltd.	235,082	307,651
Petrofac Ltd.	244,261	5,122,208
Shire PLC	124,567	3,873,792
Total Jersey common stocks		12,346,513

Luxembourg—0.07%
ArcelorMittal	50,387	616,591

Mexico—0.31%
Grupo Financiero Banorte SAB de C.V., Series O	385,800	2,907,250

Netherlands—2.83%
Aegon N.V.	141,799	935,765
ASML Holding N.V.[1]	59,329	4,410,628
European Aeronautic Defense and Space Co. N.V.	30,755	1,624,365
ING Groep N.V.*	60,959	500,305
Koninklijke Ahold N.V.[1]	404,044	6,374,629
Koninklijke Philips Electronics N.V.	27,055	747,163
PostNL N.V.*	286,603	652,220
Reed Elsevier N.V.[1]	227,089	3,684,480
Unilever N.V.	181,636	7,731,126
Total Netherlands common stocks		26,660,681

PACE Select Advisors Trust

PACE International Equity Investments

Schedule of investments – April 30, 2013 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
New Zealand—0.09%
Telecom Corp. of New Zealand Ltd.	397,000	886,452

Norway—0.54%
DnB NOR ASA[1]	246,407	4,027,375
Telenor ASA	46,168	1,037,609
Total Norway common stocks		5,064,984

Portugal—0.11%
EDP-Electricidade de Portugal SA	305,996	1,051,782

Singapore—1.57%
CapitaMalls Asia Ltd.[1]	409,000	697,329
DBS Group Holdings Ltd.	82,000	1,115,791
Global Logistic Properties Ltd.[1]	280,000	627,426
Oversea-Chinese Banking Corp. Ltd.	454,000	3,999,269
SembCorp Industries Ltd.	124,000	502,363
Singapore Exchange Ltd.	85,000	516,197
Singapore Telecommunications Ltd.	1,163,000	3,710,798
United Overseas Bank Ltd.	210,420	3,647,371
Total Singapore common stocks		14,816,544

South Korea—0.71%
LG Chem Ltd.	6,998	1,652,120
Samsung Electronics Co. Ltd.	1,661	2,292,491
Samsung Electronics Co. Ltd., GDR[3]	3,971	2,743,961
Total South Korea common stocks		6,688,572

Spain—2.39%
Banco Bilbao Vizcaya Argentaria SA	80,204	778,454
Banco Santander SA	398,044	2,878,405
Distribuidora Internacional de Alimentacion SA	144,666	1,122,151
Iberdrola SA	1,351,802	7,281,248
Repsol SA	143,679	3,368,083
Telefonica SA	482,056	7,072,161
Total Spain common stocks		22,500,502

Sweden—1.94%
Atlas Copco AB, A Shares[1]	65,208	1,716,463
Electrolux AB, Series B	146,312	4,142,577
Modern Times Group AB, B Shares	53,031	2,268,181
Swedbank AB, A Shares	208,638	5,134,625
Telefonaktiebolaget LM Ericsson, B Shares	402,349	5,022,340
Total Sweden common stocks		18,284,186

PACE Select Advisors Trust

PACE International Equity Investments

Schedule of investments – April 30, 2013 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Switzerland—8.48%
ABB Ltd.*	216,040	4,890,989
Compagnie Financiere Richemont SA, A Shares	100,978	8,155,999
Credit Suisse Group*	49,968	1,385,432
Holcim Ltd.*	46,760	3,643,538
Nestle SA	190,642	13,614,357
Novartis AG	267,039	19,831,193
Roche Holding AG	55,268	13,814,028
Swiss Re AG*	51,621	4,105,585
Syngenta AG	10,654	4,553,560
Zurich Insurance Group AG*	20,628	5,759,334
Total Switzerland common stocks		79,754,015

Taiwan—0.88%
HON HAI Precision Industry Co. Ltd., GDR[4]	308,353	1,577,226
HON HAI Precision Industry Co. Ltd., GDR	254,926	1,303,946
Taiwan Semiconductor Manufacturing Co. Ltd.	633,000	2,348,655
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	162,200	3,094,776
Total Taiwan common stocks		8,324,603

Thailand—0.28%
Bangkok Bank Public Co. Ltd.	340,300	2,631,963

United Kingdom—22.20%
AMEC PLC	149,493	2,352,337
Anglo American PLC	21,985	534,454
Associated British Foods PLC	33,216	998,384
AstraZeneca PLC	30,306	1,573,509
Barclays PLC	303,531	1,348,697
Barratt Developments PLC*	188,979	913,529
BG Group PLC	805,177	13,564,075
BHP Billiton PLC	12,222	340,022
BP PLC	964,477	6,987,466
Brammer PLC	140,658	778,921
British American Tobacco PLC	239,416	13,261,840
British Sky Broadcasting Group PLC	277,282	3,635,242
BT Group PLC	887,092	3,805,937
Burberry Group PLC	30,711	637,338
Centrica PLC	590,885	3,405,228
Compass Group PLC	379,333	4,990,836
Debenhams PLC	462,570	597,819
Diageo PLC	67,982	2,073,981
Domino’s Pizza UK & IRL PLC	78,736	796,203

PACE Select Advisors Trust

PACE International Equity Investments

Schedule of investments – April 30, 2013 (unaudited)

	Number of shares	Value ($)
Common stocks—(concluded)
United Kingdom—(concluded)
GlaxoSmithKline PLC	473,206	12,205,579
HSBC Holdings PLC[5]	59,866	651,879
HSBC Holdings PLC[6]	1,729,204	18,896,423
Inmarsat PLC	365,493	4,101,910
InterContinental Hotels Group PLC	200,409	5,908,574
ITV PLC	438,531	857,621
Johnson Matthey PLC	75,170	2,830,391
Kingfisher PLC	550,966	2,679,644
National Grid PLC	505,609	6,436,252
Pearson PLC	150,939	2,745,539
Persimmon PLC	199,956	3,354,497
Persimmon PLC†	199,956	232,951
Prudential PLC	618,167	10,610,537
Rio Tinto PLC	171,864	7,792,706
Rolls-Royce Holdings PLC*	81,713	1,434,296
Rolls-Royce Holdings PLC	9,723,847	15,105
Royal Bank of Scotland Group PLC*	539,232	2,565,618
Royal Dutch Shell PLC, A Shares[6]	60,012	2,043,374
Royal Dutch Shell PLC, A Shares[7]	321,425	10,935,976
Royal Dutch Shell PLC, B Shares[6]	181,245	6,343,026
SABMiller PLC	113,437	6,111,752
Serco Group PLC	323,296	3,106,056
SIG PLC	297,849	749,978
Standard Chartered PLC	26,108	655,772
Tate & Lyle PLC	69,795	915,573
Tesco PLC	1,242,983	7,069,578
Tullow Oil PLC	153,858	2,392,343
Unilever PLC	154,428	6,683,076
Vodafone Group PLC	4,058,504	12,368,990
WH Smith PLC[1]	62,878	722,281
Whitbread PLC	17,137	680,135
William Hill PLC	137,782	911,741
WM Morrison Supermarkets PLC	167,191	758,601
Xstrata PLC	34,796	520,775
Total United Kingdom common stocks		208,884,367
Total common stocks (cost—$788,811,491)		912,246,698

Preferred stocks—1.18%
Germany—1.18%
Henkel AG & Co. KGaA Vorzug	42,771	4,033,034
ProSiebenSat.1 Media AG	77,276	2,959,433
Volkswagen AG1	20,099	4,073,639
Total preferred stocks (cost—$7,747,978)		11,066,106

PACE Select Advisors Trust

PACE International Equity Investments

Schedule of investments – April 30, 2013 (unaudited)

	Face amount($)	Value ($)
Repurchase agreement—1.58%
Repurchase agreement dated 04/30/13 with State Street Bank and Trust Co., 0.010% due 05/01/13, collateralized by $14,821,031 Federal National Mortgage Association obligations, 2.140% to 2.170% due 11/07/22 and $204,133 US Treasury Note, 0.250% due 08/31/14; (value—$15,200,236); proceeds: $14,902,004 (cost—$14,902,000)	14,902,000	14,902,000

	Number of shares
Investment of cash collateral from securities loaned—5.03%
Money market fund—5.03%
UBS Private Money Market Fund LLC[8] (cost—$47,379,744)	47,379,744	47,379,744
Total investments[9] (cost—$858,841,213)—104.73%		985,594,548
Liabilities in excess of other assets—(4.73)%		(44,555,826)
Net assets—100.00%		941,038,722

For a listing of defined portfolio acronyms, counterparty acronyms and currency abbreviations that are used throughout the Schedule of investments as well as the tables that follow, please refer to the end of the last Portfolio.

Aggregate cost for federal income tax purposes was substantially the same for book purposes; and net unrealized appreciation consisted of:

Gross unrealized appreciation		$160,007,734
Gross unrealized depreciation		(33,254,399)
Net unrealized appreciation		$126,753,335

Futures contracts

Number of contracts	Currency		Expiration date	Cost($)	Current value($)	Unrealized appreciation (depreciation)($)
Index futures buy contracts
6	AUD	ASX SPI 200 Index Futures	June 2013	774,039	804,696	30,657
91	EUR	Euro STOXX 50 Index Futures	June 2013	3,186,465	3,202,117	15,652
24	GBP	FTSE 100 Index Futures	June 2013	2,394,211	2,384,468	(9,743)
4	JPY	Topix Index Futures	June 2013	409,437	479,212	69,775
				6,764,152	6,870,493	106,341

PACE Select Advisors Trust

PACE International Equity Investments

Schedule of investments – April 30, 2013 (unaudited)

Forward foreign currency contracts

Counterparty	Contracts to deliver		In exchange for		Maturity date	Unrealized appreciation (depreciation)($)
BB	JPY	581,253,400	USD	5,901,685	06/19/13	(62,246)
BB	USD	1,914,589	CHF	1,787,927	06/19/13	9,217
BB	USD	1,974,919	EUR	1,518,876	06/19/13	25,978
BB	USD	1,609,503	GBP	1,049,898	06/19/13	20,859
BNP	CAD	2,638,476	USD	2,567,030	06/19/13	(49,001)
BNP	USD	20,222,046	AUD	19,657,923	06/19/13	84,516
BNP	USD	3,550,347	CHF	3,386,353	06/19/13	93,361
CITI	EUR	811,959	GBP	706,296	06/19/13	27,153
CITI	EUR	608,969	JPY	75,869,604	06/19/13	(23,771)
CITI	JPY	89,570,839	USD	934,096	06/19/13	15,057
CSI	CHF	605,686	CAD	669,738	06/19/13	12,323
CSI	CHF	1,294,634	USD	1,368,221	06/19/13	(24,802)
CSI	DKK	3,441,234	USD	600,881	06/19/13	(7,309)
CSI	EUR	4,149,936	USD	5,377,445	06/19/13	(89,491)
CSI	GBP	6,952,842	USD	10,381,546	06/19/13	(415,358)
CSI	USD	698,026	EUR	533,096	06/19/13	4,250
CSI	USD	798,329	GBP	520,405	06/19/13	9,795
CSI	USD	1,904,657	JPY	182,343,901	06/19/13	(33,723)
GSI	EUR	448,931	USD	583,907	06/19/13	(7,495)
GSI	HKD	48,401,158	USD	6,241,043	06/19/13	2,384
GSI	USD	3,024,732	DKK	17,417,918	06/19/13	53,640
GSI	USD	2,112,046	NOK	12,326,290	06/19/13	21,728
HSBC	CHF	650,260	USD	683,355	06/19/13	(16,323)
HSBC	EUR	1,671,262	USD	2,139,619	06/19/13	(62,025)
HSBC	GBP	1,001,004	USD	1,513,106	06/19/13	(41,330)
HSBC	JPY	106,242,414	USD	1,124,110	06/19/13	34,013
HSBC	SEK	5,170,481	USD	796,238	06/19/13	(714)
HSBC	USD	1,450,949	JPY	138,298,068	06/19/13	(31,946)
HSBC	USD	4,531,588	SGD	5,673,158	06/19/13	74,467
RBS	HKD	5,032,768	USD	648,494	06/19/13	(204)
RBS	USD	540,474	JPY	51,491,455	06/19/13	(12,147)
SG	EUR	558,208	USD	727,869	06/19/13	(7,488)
SSC	AUD	9,010,500	USD	9,203,685	07/31/13	(76,028)
TDB	USD	871,964	JPY	82,522,102	06/19/13	(25,249)
WBC	DKK	13,976,683	EUR	1,875,091	06/19/13	(23)
WBC	JPY	107,252,792	USD	1,112,651	06/19/13	12,188
WBC	USD	881,501	EUR	674,826	06/19/13	7,485
WBC	USD	907,773	HKD	7,040,777	06/19/13	(253)
WBC	USD	1,261,007	JPY	118,100,760	06/19/13	(49,238)
						(527,750)

PACE Select Advisors Trust

PACE International Equity Investments

Schedule of investments – April 30, 2013 (unaudited)

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2013 in valuing the Portfolio’s investments:

	Unadjusted quoted prices in active markets for identical investments (Level 1) ($)	Other significant observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)
Common stocks	911,998,601	—	248,097	912,246,698
Preferred stocks	11,066,106	—	—	11,066,106
Repurchase agreement	—	14,902,000	—	14,902,000
Investment of cash collateral from securities loaned	—	47,379,744	—	47,379,744
Futures contracts, net	106,341	—	—	106,341
Forward foreign currency contracts, net	—	(527,750)	—	(527,750)
Total	923,171,048	61,753,994	248,097	985,173,139

At April 30, 2013, there were no transfers between Level 1 and Level 2. At July 31, 2012, $732,148,623 of foreign securities and instruments were classified as Level 2 of the fair value hierarchy pursuant to the Portfolio’s fair valuation procedures.

The following is a rollforward of the Portfolio’s investments that were valued using unobservable inputs (Level 3) for the nine months ended April 30, 2013:

Common stocks ($)
Beginning balance	—
Purchases	243,650
Sales	—
Accrued discounts/(premiums)	—
Total realized gain/(loss)	—
Net change in unrealized appreciation/depreciation	4,406
Transfers into Level 3	41
Transfers out of Level 3	—
Ending balance	248,097

The change in unrealized appreciation/depreciation relating to the Level 3 investments held at April 30, 2013 was $4,325. Transfer into Level 3 represents the value at the end of the period. At April 30, 2013, two securities were transferred from Level 2 to Level 3 as the valuation is based on a fair valuation approved by the valuation committee based on unobservable inputs.

PACE Select Advisors Trust

PACE International Equity Investments

Schedule of investments – April 30, 2013 (unaudited)

Portfolio footnotes

*	Non-income producing security.
†

Position represents a return of capital payment that, as of the April 30, 2013 reporting date, was reflected as a holding pending an election to either receive payment as shares or cash.  On May 3, 2013 the Portfolio elected to receive a cash payment resulting in the removal of this holding from the Portfolio.  The cash payment was received on June 24, 2013.

1	Security, or portion thereof, was on loan at April 30, 2013.
2	Illiquid securities representing 0.00% of net assets as of April 30, 2013.
3

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security, which represents 0.29% of net assets as of April 30, 2013, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

4	Security is traded on the over-the-counter (“OTC”) market.
5	Security is traded on the Hong Kong Exchange.
6	Security is traded on the London Exchange.
7	Security is traded on the Netherlands Exchange.
8

The table below details the Portfolio’s transaction activity in an affiliated issuer during the nine months ended April 30, 2013. The investment manager earns a management fee from UBS Private Money Market Fund LLC. Please see the Notes to financial statements in the most recent shareholder report for further information.

Net income
		Purchases	Sales		earned from
		during the	during the		affiliate for the
		nine months	nine months		nine months
	Value at	ended	ended	Value at	ended
Security description	07/31/12 ($)	04/30/13 ($)	04/30/13 ($)	04/30/13 ($)	04/30/13 ($)
UBS Private Money Market Fund LLC	26,182,588	397,182,331	375,985,175	47,379,744	13,851

9	Includes $53,868,507 of investments in securities on loan, at market value plus accrued interest and dividends, if any.

For more information regarding the Portfolio’s other significant accounting policies, please refer to the Portfolio’s semiannual report to shareholders dated January 31, 2013.

PACE Select Advisors Trust

PACE International Emerging Markets Equity Investments

Industry diversification – (unaudited)

As a percentage of net assets as of April 30, 2013

Common stocks
Airlines	1.57%
Auto components	1.16
Automobiles	2.96
Beverages	2.29
Building products	0.61
Chemicals	1.35
Commercial banks	15.87
Computers & peripherals	1.34
Construction & engineering	1.23
Consumer finance	0.71
Distributors	0.42
Diversified financial services	1.26
Diversified telecommunication services	2.62
Electric utilities	2.13
Electronic equipment, instruments & components	0.38
Food & staples retailing	1.76
Food products	3.02
Gas utilities	1.00
Health care equipment & supplies	0.83
Health care providers & services	0.93
Hotels, restaurants & leisure	1.71
Household durables	0.70
Household products	0.23
Independent power producers & energy traders	0.48
Industrial conglomerates	2.70
Insurance	1.71
Internet software & services	0.37
IT services	1.46
Life sciences tools & services	0.42
Media	0.71
Metals & mining	2.51
Multiline retail	0.70
Oil, gas & consumable fuels	7.94
Paper & forest products	0.68
Personal products	0.41
Pharmaceuticals	0.97
Real estate management & development	2.27
Road & rail	0.12
Semiconductors & semiconductor equipment	7.80
Specialty retail	0.88
Thrifts & mortgage finance	1.29
Tobacco	0.85
Transportation infrastructure	2.88
Water utilities	0.56
Wireless telecommunication services	5.48
Total common stocks	89.27%

PACE Select Advisors Trust

PACE International Emerging Markets Equity Investments

Industry diversification – (unaudited)

As a percentage of net assets as of April 30, 2013

Preferred stocks
Automobiles	0.15%
Beverages	1.08
Commercial banks	1.42
Food & staples retailing	0.31
Metals & mining	1.00
Oil, gas & consumable fuels	0.59
Paper & forest products	0.40
Total preferred stocks	4.95
Investment companies	2.97
Repurchase agreement	2.80
Investment of cash collateral from securities loaned	6.93
Liabilities in excess of other assets	(6.92)
Net assets	100.00%

PACE Select Advisors Trust

PACE International Emerging Markets Equity Investments

Schedule of investments – April 30, 2013 (unaudited)

	Number of shares	Value ($)
Common stocks—89.27%
Bermuda—2.63%
China Gas Holdings Ltd.	460,000	453,471
COSCO Pacific Ltd.	694,000	919,353
Credicorp Ltd.	22,160	3,337,075
Huabao International Holdings Ltd.[1]	1,099,000	504,171
Kunlun Energy Co. Ltd.	1,092,000	2,136,113
VimpelCom Ltd., ADR	86,558	947,810
Total Bermuda common stocks		8,297,993

Brazil—5.71%
Banco Bradesco SA, ADR[1]	115,831	1,921,630
BB Seguridade Participacoes SA*	116,500	992,790
BR Malls Participacoes SA	58,750	697,395
Cia Energetica de Minas Gerais	95,200	1,203,829
Cielo SA	63,192	1,676,487
Companhia de Concessoes Rodoviarias (CCR)	291,200	2,878,888
Companhia de Saneamento Basico do Estado de Sao Paulo-SABESP ADR*,1	102,405	1,464,392
CPFL Energia SA	85,800	924,148
Diagnosticos da America SA	68,000	373,180
EcoRodovias Infraestrutura e Logistica SA	121,700	1,065,084
Grupo BTG Pactual	67,700	1,124,414
JBS SA	327,800	1,046,928
Localiza Rent A Car SA	20,700	367,287
Sao Martinho SA	87,500	1,237,661
Transmissora Alianca de Energia Eletrica SA	49,300	567,230
Vale SA, ADR[1]	27,700	473,393
Total Brazil common stocks		18,014,736

Canada—0.54%
Pacific Rubiales Energy Corp.	80,726	1,706,749

Cayman Islands—4.70%
Belle International Holdings Ltd.	939,976	1,533,488
Chaoda Modern Agriculture Holdings Ltd.*,1,2,3	1,038,000	1,338
China State Construction International Holdings Ltd.	690,000	1,004,749
ENN Energy Holdings Ltd.	46,000	266,155
Focus Media Holding Ltd., ADR	38,398	1,047,113
Hengan International Group Co. Ltd.	126,500	1,307,359
Mindray Medical International Ltd., ADR[1]	38,000	1,500,620
Sands China Ltd.	439,200	2,303,491
Sunac China Holdings Ltd.	1,540,000	1,242,295
Tencent Holdings Ltd.	33,800	1,159,457
Want Want China Holdings Ltd.	882,000	1,397,988
WuXi PharmaTech Cayman, Inc., ADR*	69,946	1,333,870

PACE Select Advisors Trust

PACE International Emerging Markets Equity Investments

Schedule of investments–April 30, 2013 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Cayman Islands—(concluded)
Yuanda China Holdings Ltd.	8,280,000	757,563
Total Cayman Islands common stocks		14,855,486

Chile—1.39%
Banco Santander Chile, ADR[1]	31,872	849,070
Enersis SA, ADR	150,785	2,846,821
Inversiones Aguas Metropolitanas SA (IAM), ADR[4]	7,300	309,619
S.A.C.I. Falabella	34,590	395,514
Total Chile common stocks		4,401,024

China—5.65%
Bank of China Ltd., Class H	4,855,000	2,271,045
China Bluechemical Ltd., Class H	1,092,000	665,600
China Communications Construction Co. Ltd., Class H	1,022,000	978,520
China Communications Services Corp. Ltd., Class H	1,354,000	991,053
China Construction Bank Corp., Class H	1,744,000	1,460,796
China Minsheng Banking Corp. Ltd., Class H1	1,031,000	1,324,597
China Shenhua Energy Co. Ltd., Class H	403,500	1,427,302
China Southern Airlines Co. Ltd., Class H	2,200,000	1,156,679
Great Wall Motor Co. Ltd., Class H1	340,500	1,476,495
Industrial & Commercial Bank of China Ltd., Class H	3,679,000	2,588,525
Jiangsu Expressway Co. Ltd., Class H1	1,062,000	1,163,251
Ping An Insurance (Group) Co. of China Ltd., Class H	170,000	1,346,172
Sinopec Shanghai Petrochemical Co. Ltd., Class H1	2,842,000	977,834
Total China common stocks		17,827,869

Colombia—0.48%
Bancolombia SA, ADR	7,700	521,829
Ecopetrol SA	411,713	990,321
Total Colombia common stocks		1,512,150

Hong Kong—4.81%
Beijing Enterprises Holdings Ltd.[1]	141,500	1,058,494
China Mobile Ltd.	663,000	7,257,830
China Overseas Land & Investment Ltd.[1]	596,000	1,820,223
China Resources Power Holdings Co. Ltd.	468,000	1,531,826
China Unicom (Hong Kong) Ltd.	478,000	686,188
CNOOC Ltd.	682,000	1,272,573
MMG Ltd.*	2,708,000	813,082

PACE Select Advisors Trust

PACE International Emerging Markets Equity Investments

Schedule of investments–April 30, 2013 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Hong Kong—(concluded)
Sun Art Retail Group Ltd.	529,000	738,950
Total Hong Kong common stocks		15,179,166

Hungary—0.32%
MOL Hungarian Oil and Gas PLC	14,158	1,005,484

India—6.98%
Axis Bank Ltd.	58,234	1,613,474
Bajaj Auto Ltd.	28,820	1,005,905
GAIL India Ltd.	58,985	384,456
HCL Technologies Ltd.	138,169	1,850,118
HDFC Bank Ltd., ADR	39,119	1,660,210
Housing Development Finance Corp.	180,995	2,847,543
ICICI Bank Ltd., ADR	32,841	1,537,616
ITC Ltd.	277,283	1,692,520
Larsen & Toubro Ltd.	67,275	1,888,320
Lupin Ltd.	45,114	588,345
Rural Electrification Corp. Ltd.	275,551	1,147,724
Sterlite Industries India Ltd, ADR	73,345	530,284
Sun Pharmaceutical Industries Ltd.	114,088	2,013,984
Tata Consultancy Services Ltd.	42,752	1,093,817
Tata Motors Ltd.	202,069	1,125,210
Tata Motors Ltd., ADR[1]	38,642	1,064,201
Total India common stocks		22,043,727

Indonesia—5.20%
PT Astra International Tbk	3,061,000	2,314,050
PT Bank Mandiri (Persero) Tbk	2,322,000	2,507,688
PT Bank Rakyat Indonesia (Persero) Tbk	4,627,000	4,473,520
PT Indofood CBP Sukses Makmur Tbk	1,195,000	1,407,328
PT Kalbe Farma Tbk	3,168,500	452,992
PT Perusahaan Gas Negara	3,179,000	2,043,585
PT Telekomunikasi Indonesia (Persero), Series B	2,663,500	3,205,241
Total Indonesia common stocks		16,404,404

Kazakhstan—0.23%
KazMunaiGas Exploration Production, GDR[5]	13,059	234,409
KazMunaiGas Exploration Production, GDR[6]	26,604	477,542
Total Kazakhstan common stocks		711,951

Malaysia—1.37%
CIMB Group Holdings Berhad	451,700	1,149,107
IHH Healthcare Berhad*	688,900	849,096
Malaysia Building Society	1,343,100	1,213,977

PACE Select Advisors Trust

PACE International Emerging Markets Equity Investments

Schedule of investments – April 30, 2013 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Malaysia—(concluded)
Top Glove Corp. Berhad	536,000	1,113,400
Total Malaysia common stocks		4,325,580

Mexico—5.96%
America Movil SA de C.V., ADR, Series L1	64,200	1,372,596
Compartamos SAB de C.V.[1]	618,000	1,028,108
Fomento Economico Mexicano SAB de C.V.[1]	172,400	1,955,106
Fomento Economico Mexicano SAB de C.V., ADR	17,891	2,028,661
Grupo Aeroportuario del Pacifico SA de C.V., ADR[1]	10,100	584,588
Grupo Aeroportuario del Pacifico SAB de C.V.	206,900	1,198,396
Grupo Comercial Chedraui SA de C.V.	341,300	1,300,854
Grupo Financiero Banorte SAB de C.V., Series O1	255,650	1,926,486
Grupo Financiero Santander Mexico SAB de C.V., Class B, ADR*	163,100	2,634,065
Grupo Mexico SAB de C.V., Series B1	998,749	3,585,438
Grupo Sanborns SA de C.V.*	214,800	500,633
Kimberly-Clark de Mexico SA de C.V., Series A	203,900	714,019
Total Mexico common stocks		18,828,950

Nigeria—0.13%
Guaranty Trust Bank PLC	2,554,385	417,108

Philippines—1.75%
Alliance Global Group, Inc.	2,257,500	1,299,873
JG Summit Holdings, Inc.	1,245,800	1,437,694
Philippine Long Distance Telephone Co., ADR	24,400	1,792,668
SM Prime Holdings, Inc.	2,018,200	980,661
Total Philippines common stocks		5,510,896

Poland—0.71%
KGHM Polska Miedz SA	20,826	975,441
Polski Koncern Naftowy Orlen SA*	81,911	1,270,199
Total Poland common stocks		2,245,640

Qatar—0.68%
Industries Qatar Q.S.C.	45,746	2,161,090

Russia—4.48%
Gazprom Neft OAO, ADR*	473	9,616
Gazprom Neft OAO, ADR*	34,340	700,536
Gazprom, ADR	455,344	3,619,985
LUKOIL, ADR	20,135	1,281,593
Magnit OJSC[2]	1,135	241,540
Magnit OJSC, GDR[4]	32,473	1,392,786
Sberbank[2]	385,113	1,224,821
Sberbank, ADR*	300,607	3,865,806
Severstal OAO	53,685	453,907

PACE Select Advisors Trust

PACE International Emerging Markets Equity Investments

Schedule of investments – April 30, 2013 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Russia—(concluded)
Severstal OAO, GDR	2,803	23,699
Tatneft, ADR[6]	32,674	1,234,751
Tatneft, ADR[5]	2,311	87,333
Total Russia common stocks		14,136,373

South Africa—6.40%
African Bank Investments Ltd.[1]	186,927	593,475
Bidvest Group Ltd.	71,732	1,865,424
Clicks Group Ltd.[1]	72,886	464,599
Discovery Ltd.	90,132	821,016
FirstRand Ltd.	321,158	1,115,920
Imperial Holdings Ltd.	59,557	1,318,769
Liberty Holdings Ltd.	84,340	1,123,155
Life Healthcare Group Holdings Pte. Ltd.	111,390	470,585
Mediclinic International Ltd.	170,490	1,235,903
Mondi Ltd.	93,199	1,245,804
MTN Group Ltd.	154,363	2,782,955
Naspers Ltd., N Shares	18,006	1,204,948
Sappi Ltd.*	302,805	911,098
Sasol Ltd.	19,709	851,813
Shoprite Holdings Ltd.	35,097	665,253
Steinhoff International Holdings Ltd.*,1	299,514	799,394
Super Group Ltd*	459,443	1,234,431
Tiger Brands Ltd.[1]	17,400	541,206
Vodacom Group Ltd.[1]	83,049	973,710
Total South Africa common stocks		20,219,458

South Korea—10.85%
Asiana Airlines, Inc.*	189,770	901,205
CJ CheilJedang Corp.	3,290	973,885
Hanwha Corp.	31,690	897,783
Hyundai Mobis	16,131	3,661,809
Hyundai Motor Co.	10,009	1,813,126
Kangwon Land, Inc.	29,900	845,714
KB Financial Group, Inc.	22,708	742,294
KCC Corp.	3,941	1,170,169
Korea Electric Power Corp. (KEPCO)*	41,400	1,189,785
KT&G Corp.	13,751	990,152
LG Display Co. Ltd.*	44,610	1,213,175
LG Electronics, Inc.	17,699	1,415,856
LG Uplus Corp.*	162,160	1,531,339
Lotte Shopping Co. Ltd.	3,536	1,319,619
Meritz Fire & Marine Insurance Co. Ltd.	104,120	1,129,786
Samsung Card Co. Ltd.	31,540	1,209,993
Samsung Electronics Co. Ltd.	9,105	12,566,603

PACE Select Advisors Trust

PACE International Emerging Markets Equity Investments

Schedule of investments – April 30, 2013 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
South Korea—(concluded)
SK Holdings Co. Ltd	4,832	695,425
Total South Korea common stocks		34,267,718

Taiwan—6.13%
Asustek Computer, Inc.	217,000	2,525,735
Chipbond Technology Corp.	677,000	1,720,487
Chong Hong Construction Co.	332,000	1,147,465
King Yuan Electronics Co. Ltd.	1,724,000	1,226,755
Pegatron Corp.*	677,000	1,107,993
Quanta Computer, Inc.	193,000	398,922
Taiwan Semiconductor Manufacturing Co. Ltd.	1,289,156	4,783,227
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	155,970	2,975,908
Uni-President Enterprises Corp.	972,000	1,913,567
Vanguard International Semiconductor Corp.	1,238,000	1,348,662
Wistron Corp.	201,307	204,295
Total Taiwan common stocks		19,353,016

Thailand—5.38%
Advanced Information Services Public Co. Ltd.	114,300	1,051,482
Bangchak Petroleum PCL	1,172,100	1,447,653
CP ALL Public Co. Ltd.[2]	518,400	750,664
Kasikornbank PCL	159,400	1,151,373
Kasikornbank Public Co. Ltd.	285,300	2,099,653
Kasikornbank Public Co. Ltd., NVDR	195,800	1,414,296
PTT Exploration & Production PCL	190,100	997,458
PTT Global Chemical PCL	493,900	1,228,440
PTT Public Co. Ltd.[2]	183,400	2,037,084
Quality Houses PCL[1]	8,850,000	1,272,470
Siam Commercial Bank PCL	223,000	1,413,220
Thai Airways International PCL	1,109,000	1,114,668
Thai Vegetable Oil PCL	1,301,300	1,019,758
Total Thailand common stocks		16,998,219

Turkey—4.42%
TAV Havalimanlari Holding A.S.	182,406	1,287,093
Tofas Turk Otomobil Fabrikasi A.S.	77,685	541,661
Tupras-Turkiye Petrol Rafinerileri A.S.	81,293	2,267,271
Turk Hava Yollari Anonim Ortakligi (THY)*	427,599	1,779,327
Turk Telekomunikasyon A.S.	393,796	1,867,113
Turkcell Iletisim Hizmetleri A.S. (Turkcell)*	180,237	1,115,956
Turkiye Garanti Bankasi A.S.	233,146	1,287,489
Turkiye Halk Bankasi AS, Class C	220,919	2,409,129

PACE Select Advisors Trust

PACE International Emerging Markets Equity Investments

Schedule of investments – April 30, 2013 (unaudited)

	Number of shares	Value ($)
Common stocks—(concluded)
Turkey—(concluded)
Turkiye Is Bankasi (Isbank), Class C	361,696	1,396,143
Total Turkey common stocks		13,951,182

United Arab Emirates—0.29%
First Gulf Bank PJSC	224,554	910,932

United Kingdom—1.03%
SABMiller PLC	60,161	3,248,835

United States—1.05%
Southern Copper Corp.	31,806	1,060,094
Yum! Brands, Inc.	33,000	2,247,960
Total United States common stocks		3,308,054
Total common stocks (cost—$250,805,871)		281,843,790

Preferred stocks—4.95%
Brazil—4.80%
Companhia Brasileira de Distribuicao Grupo Pao de Acucar, ADR[1]	17,282	960,188
Companhia de Bebidas das Americas (AmBev), ADR	81,295	3,416,016
Itau Unibanco Holding SA	139,800	2,350,554
Itau Unibanco Holdings SA, ADR	55,900	940,797
Itausa-Investimentos Itau SA	241,028	1,202,279
Petroleo Brasileiro SA, ADR*	186,200	1,869,678
Suzano Papel e Celulose SA*	343,800	1,252,681
Vale SA, ADR	194,883	3,168,798
Total Brazil preferred stocks		15,160,991

South Korea—0.15%
Hyundai Motor Co.	6,189	466,437
Total preferred stocks (cost—$15,025,189)		15,627,428

Investment companies—2.97%
United States—2.97%
iPath MSCI India Index ETN*,1	106,829	6,482,384
iShares MSCI Emerging Markets Index Fund	66,922	2,897,053
Total investment companies (cost—$9,179,376)		9,379,437

PACE Select Advisors Trust

PACE International Emerging Markets Equity Investments

Schedule of investments – April 30, 2013 (unaudited)

	Face amount($)	Value ($)
Repurchase agreement—2.80%
Repurchase agreement dated 04/30/13 with State Street Bank and Trust Co., 0.010% due 05/01/13, collateralized by $8,787,990 Federal National Mortgage Association obligations, 2.140% to 2.170% due 11/07/22 and $121,039 US Treasury Note, 0.250% due 08/31/14; (value—$9,012,836); proceeds: $8,836,002 (cost—$8,836,000)	8,836,000	8,836,000

	Number of shares
Investment of cash collateral from securities loaned—6.93%
Money market fund—6.93%
UBS Private Money Market Fund LLC[7] (cost—$21,866,272)	21,866,272	21,866,272
Total investments[8] (cost—$305,712,708)—106.92%		337,552,927
Liabilities in excess of other assets—(6.92)%		(21,832,166)
Net assets—100.00%		315,720,761

For a listing of defined portfolio acronyms that are used throughout the Schedule of investments as well as the tables that follow, please refer to the end of the last Portfolio.

Aggregate cost for federal income tax purposes was substantially the same for book purposes; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$42,324,076
Gross unrealized depreciation	(10,483,857)
Net unrealized appreciation	$31,840,219

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2013 in valuing the Portfolio’s investments:

	Unadjusted quoted prices in active markets for identical investments (Level 1) ($)	Other significant observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)
Common stocks	274,490,963	7,351,489	1,338	281,843,790
Preferred stocks	15,627,428	—	—	15,627,428
Investment companies	9,379,437	—	—	9,379,437
Repurchase agreement	—	8,836,000	—	8,836,000
Investment of cash collateral from securities loaned	—	21,866,272	—	21,866,272
Total	299,497,828	38,053,761	1,338	337,552,927

At April 30, 2013, there was a transfer between Level 1 and Level 2 of $1,051,482 due to the valuation being based primarily on the valuation of shares of the security as traded on the local exchange rather than an unadjusted quoted price from a US exchange. At July 31, 2012, $148,414,447 of foreign securities were classified as Level 2 of the fair value hierarchy pursuant to the Portfolio’s fair valuation procedures.

PACE Select Advisors Trust

PACE International Emerging Markets Equity Investments

Schedule of investments – April 30, 2013 (unaudited)

The following is a rollforward of the Portfolio’s investment that was valued using unobservable inputs (Level 3) for the nine months ended April 30, 2013:

Common Stock ($)
Beginning balance	1,339
Purchases	—
Sales	—
Accrued discounts/(premiums)	—
Total realized gain/(loss)	—
Net change in unrealized appreciation/depreciation	(1)
Transfers into Level 3	—
Transfers out of Level 3	—
Ending balance	1,338

The change in unrealized appreciation/depreciation relating to the Level 3 investment held at April 30, 2013 was $(1).

Portfolio footnotes

*	Non-income producing security.
1	Security, or portion thereof, was on loan at April 30, 2013.
2	Security is being fair valued by a valuation committee under the direction of the board of trustees.
3	Illiquid security representing 0.00% of net assets as of April 30, 2013.
4

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities, which represent 0.54% of net assets as of April 30, 2013, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

5	Security is traded on the Turquoise Exchange.
6	Security is traded on the over-the-counter (“OTC”) market.
7

The table below details the Portfolio’s transaction activity in an affiliated issuer during the nine months ended April 30, 2013. The investment manager earns a management fee from UBS Private Money Market Fund LLC. Please see the Notes to financial statements in the most recent shareholder report for further information.

Net income
		Purchases	Sales		earned from
		during the	during the		affiliate for the
		nine months	nine months		nine months
	Value at	ended	ended	Value at	ended
Security description	07/31/12 ($)	04/30/13 ($)	04/30/13 ($)	04/30/13 ($)	04/30/13 ($)
UBS Private Money Market Fund LLC	8,124,467	94,321,291	80,579,486	21,866,272	3,791

8	Includes $21,156,605 of investments in securities on loan, at value plus accrued interest and dividends, if any.

For more information regarding the Portfolio’s other significant accounting policies, please refer to the Portfolio’s semiannual report to shareholders dated January 31, 2013.

PACE Select Advisors Trust

PACE Global Real Estate Securities Investments

Industry diversification – (unaudited)

As a percentage of net assets as of April 30, 2013

Common stocks
Apartments	8.85%
Building-residential/commercial	1.09
Commercial Services	1.26
Diversified	18.87
Diversified operations	1.06
Health care	3.74
Hotels	0.81
Hotels & motels	2.98
Manufactured homes	0.82
Office property	11.21
Real estate management/service	5.78
Real estate operations/development	15.16
Regional malls	7.81
Retirement/aged care	0.53
Shopping centers	13.14
Storage	2.81
Storage/warehousing	0.76
Warehouse/industrial	1.91
Total common stocks	98.59
Repurchase agreement	1.91
Investment of cash collateral from securities loaned	1.92
Liabilities in excess of other assets	(2.42)
Net assets	100.00%

PACE Select Advisors Trust

PACE Global Real Estate Securities Investments

Schedule of investments – April 30, 2013 (unaudited)

	Number of shares	Value ($)
Common stocks—98.59%
Australia—10.75%
CFS Retail Property Trust	518,700	1,183,020
Charter Hall Retail REIT	139,400	619,974
Dexus Property Group	1,809,464	2,166,632
Federation Centres	259,400	699,192
Goodman Group	184,146	994,611
GPT Group	67,601	287,336
Investa Office Fund	46,950	159,648
Mirvac Group	385,621	707,599
Stockland	190,500	764,292
Westfield Group	324,719	3,921,812
Westfield Retail Trust	1,077,135	3,684,998
Total Australia common stocks		15,189,114

Austria—0.61%
Conwert Immobilien Invest SE1	76,089	861,065

Belgium—0.43%
Befimmo SCA Sicafi	8,700	602,892

Bermuda—0.85%
Hongkong Land Holdings Ltd.	131,700	956,142
Kerry Properties Ltd.	54,500	246,509
Total Bermuda common stocks		1,202,651

Brazil—0.05%
Sonae Sierra Brasil SA	4,700	65,775

Canada—1.54%
Boardwalk Real Estate Investment Trust	6,800	444,603
Calloway Real Estate Investment Trust	13,500	404,819
Canadian Real Estate Investment Trust	3,300	156,148
Cominar Real Estate Investment Trust[3,4]	5,731	136,527
RioCan Real Estate Investment Trust[2,3,4]	2,200	64,442
RioCan Real Estate Investment Trust[5]	33,200	972,487
Total Canada common stocks		2,179,026

Cayman Islands—1.89%
China Resources Land Ltd.	144,000	436,074
Country Garden Holdings Co. Ltd.*,1	295,293	167,431
Evergrande Real Estate Group Ltd.[1]	1,306,700	533,783
KWG Property Holding Ltd.	258,700	178,686
Soho China Ltd.[1]	1,574,000	1,358,969
Total Cayman Islands common stocks		2,674,943

France—3.71%
Fonciere des Regions	3,034	241,336
ICADE	1,586	146,208

PACE Select Advisors Trust

PACE Global Real Estate Securities Investments

Schedule of investments – April 30, 2013 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
France—(concluded)
Klepierre	16,049	680,571
Mercialys SA	3,450	76,989
Societe Immobiliere de Location pour l’Industrie et le Commerce (Silic)	1,900	223,722
Unibail Rodamco	14,800	3,868,937
Total France common stocks		5,237,763

Germany—1.44%
Alstria Office REIT-AG	73,700	892,945
DIC Asset AG	55,000	618,427
GSW Immobilien AG	4,234	169,900
LEG Immobilien AG*	6,500	357,815
Total Germany common stocks		2,039,087

Hong Kong—5.96%
Cheung Kong (Holdings) Ltd.	16,000	240,820
China Overseas Land & Investment Ltd.[1]	110,000	335,947
Hang Lung Properties Ltd.	60,000	233,501
New World Development Co. Ltd.	292,000	509,485
Sino Land Co. Ltd.	692,900	1,139,334
Sun Hung Kai Properties Ltd.	179,230	2,591,394
Swire Properties Ltd.	168,000	599,679
The Link REIT	226,300	1,281,662
Wharf (Holdings) Ltd.	167,170	1,491,791
Total Hong Kong common stocks		8,423,613

Italy—0.46%
Beni Stabili SpA	927,487	653,478

Japan—10.63%
Activia Properties, Inc.	37	316,921
GLP J-Reit	540	556,147
Japan Real Estate Investment Corp.	101	1,353,090
Japan Retail Fund Investment Corp.	383	907,555
Kenedix Realty Investment Corp.[1]	48	225,265
Mitsubishi Estate Co. Ltd.	148,389	4,817,676
Mitsui Fudosan Co. Ltd.	106,821	3,626,994
Nippon Accommodations Fund, Inc.	27	209,109
Nippon Building Fund, Inc.	18	258,871
Sumitomo Realty & Development Co. Ltd.	38,600	1,821,408
Tokyo Tatemono Co. Ltd.	51,000	471,365
United Urban Investment Corp.	272	447,823
Total Japan common stocks		15,012,224

PACE Select Advisors Trust

PACE Global Real Estate Securities Investments

Schedule of investments – April 30, 2013 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Jersey—0.56%
Atrium European Real Estate Ltd.	133,000	793,800

Mexico—0.41%
Fibra Uno Administracion SA de CV	149,123	573,045

Netherlands—0.82%
Corio N.V.	18,400	852,599
Eurocommercial Properties N.V.	7,561	308,881
Total Netherlands common stocks		1,161,480

Norway—0.81%
Norwegian Property ASA	818,214	1,147,898

Singapore—4.93%
Ascendas Real Estate Investment Trust (A-REIT)	71,000	158,521
CapitaCommercial Trust[1]	522,000	724,706
Capitaland Ltd.	542,683	1,647,832
CapitaMall Trust	622,200	1,171,961
CapitaMalls Asia Ltd.[1]	323,600	551,725
Global Logistic Properties Ltd.	1,007,600	2,257,835
Mapletree Greater China Commercial Trust*	490,000	443,574
Total Singapore common stocks		6,956,154

Sweden—0.42%
Castellum AB	26,536	397,157
Hufvudstaden AB, Class A	14,547	190,113
Total Sweden common stocks		587,270

Switzerland—0.30%
PSP Swiss Property AG*	4,444	417,013

United Kingdom—5.38%
British Land Co. PLC	133,536	1,233,160
Derwent London PLC	19,026	682,403
Great Portland Estates PLC	185,141	1,529,972
Hammerson PLC	228,008	1,839,945
Land Securities Group PLC	79,061	1,072,740
Safestore Holdings PLC	500,826	1,065,802
Segro PLC	41,113	170,131
Total United Kingdom common stocks		7,594,153

PACE Select Advisors Trust

PACE Global Real Estate Securities Investments

Schedule of investments – April 30, 2013 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
United States—46.64%
American Tower Corp.	2,900	243,571
AvalonBay Communities, Inc.	7,100	944,584
BioMed Realty Trust, Inc.	14,400	324,144
Boston Properties, Inc.	38,000	4,158,340
Brandywine Realty Trust	58,153	868,224
BRE Properties, Inc.	36,100	1,822,328
Brookdale Senior Living, Inc.*	29,282	755,183
Campus Crest Communities, Inc.	11,200	152,992
CBL & Associates Properties, Inc.	6,700	161,738
DDR Corp.	104,400	1,914,696
DiamondRock Hospitality Co.	53,500	533,930
Digital Realty Trust, Inc.	7,500	528,900
Douglas Emmett, Inc.	25,300	662,101
Duke Realty Corp.	40,400	712,656
DuPont Fabros Technology, Inc.[1]	27,700	696,378
Equity Lifestyle Properties, Inc.	14,300	1,161,875
Equity Residential	79,600	4,621,576
Essex Property Trust, Inc.	9,400	1,476,270
Federal Realty Investment Trust	2,900	339,329
General Growth Properties, Inc.	79,796	1,812,965
HCP, Inc.	28,100	1,497,730
Health Care REIT, Inc.	21,200	1,589,364
Healthcare Trust of America, Inc., Class A	6,600	82,368
Highwoods Properties, Inc.	13,000	533,390
Host Hotels & Resorts, Inc.	193,683	3,538,588
Iron Mountain, Inc.	47,100	1,783,206
Kilroy Realty Corp.	18,900	1,069,551
Kimco Realty Corp.	51,300	1,219,914
LaSalle Hotel Properties	11,100	287,823
Lexington Realty Trust	25,500	326,655
Liberty Property Trust	44,500	1,913,055
Pebblebrook Hotel Trust	10,000	271,600
Post Properties, Inc.	15,700	776,051
ProLogis, Inc.	46,991	1,971,273
Public Storage, Inc.	24,077	3,972,705
Ramco-Gershenson Properties Trust	9,700	169,459
Rayonier, Inc.	14,900	885,358
Senior Housing Properties Trust	19,900	565,757
Simon Property Group, Inc.	36,702	6,535,525
SL Green Realty Corp.	33,100	3,002,170
Starwood Hotels & Resorts Worldwide, Inc.	6,100	393,572
Sunstone Hotel Investors, Inc.*	25,700	318,937
Tanger Factory Outlet Centers, Inc.	8,500	315,520

PACE Select Advisors Trust

PACE Global Real Estate Securities Investments

Schedule of investments – April 30, 2013 (unaudited)

	Number of shares	Value ($)
Common stocks—(concluded)
United States—(concluded)
Taubman Centers, Inc.	8,920	762,749
The Macerich Co.	20,526	1,437,846
Toll Brothers, Inc.*	44,900	1,540,519
UDR, Inc.	83,700	2,057,346
Ventas, Inc.	19,336	1,539,726
Vornado Realty Trust	14,191	1,242,564
Weyerhaeuser Co.	12,200	372,222
Total United States common stocks		65,864,323
Total common stocks (cost—$112,259,924)		139,236,767

	Face amount ($)
Repurchase agreement—1.91%
Repurchase agreement dated 04/30/13 with State Street Bank and Trust Co., 0.010% due 05/01/13, collateralized by $2,673,395 Federal National Mortgage Association obligations, 2.140% to 2.170% due 11/07/22 and $36,821 US Treasury Note, 0.250% due 08/31/14; (value—$2,741,795); proceeds: $2,688,001 (cost—$2,688,000)	2,688,000	2,688,000

	Number of shares
Investment of cash collateral from securities loaned—1.92%
Money market fund—1.92%
UBS Private Money Market Fund LLC[6] (cost—$2,714,348)	2,714,348	2,714,348
Total investments (cost—$117,662,272)[7]—102.42%		144,639,115
Liabilities in excess of other assets—(2.42)%		(3,414,766)
Net assets—100.00%		141,224,349

For a listing of defined portfolio acronyms that are used throughout the Schedule of investments as well as the tables that follow, please refer to the end of the last Portfolio.

Aggregate cost for federal income tax purposes was substantially the same for book purposes; and net unrealized appreciation consisted of:

Gross unrealized appreciation		$27,422,390
Gross unrealized depreciation		(445,547)
Net unrealized appreciation		$26,976,843

PACE Select Advisors Trust

PACE Global Real Estate Securities Investments

Schedule of investments – April 30, 2013 (unaudited)

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2013 in valuing the Portfolio’s investments:

	Unadjusted quoted prices in active markets for identical investments (Level 1) ($)	Other significant observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)
Common stocks	139,035,798	200,969	—	139,236,767
Repurchase agreement	—	2,688,000	—	2,688,000
Investment of cash collateral from securities loaned	—	2,714,348	—	2,714,348
Total	139,035,798	5,603,317	—	144,639,115

At April 30, 2013, there were no transfers between Level 1 and Level 2. At July 31, 2012, $51,230,119 of foreign securities were classified as Level 2 of the fair value hierarchy pursuant to the Portfolio’s fair valuation procedures.

Portfolio footnotes

*	Non-income producing security.
1	Security, or portion thereof, was on loan at April 30, 2013.
2	Security is traded on the over-the-counter (“OTC”) market.
3

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933.  These securities, which represent 0.14% of net assets as of April 30, 2013, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

4	Security is being fair valued by a valuation committee under the direction of the board of trustees.
5	Security is traded on the Toronto Stock Exchange.
6

The table below details the Portfolio’s transaction activity in an affiliated issuer during the nine months ended April 30, 2013. The investment manager earns a management fee from UBS Private Money Market Fund LLC. Please see the Notes to financial statements in the most recent shareholder report for further information.

Net income
		Purchases	Sales		earned from
		during the	during the		affiliate for the
		nine months	nine months		nine months
	Value at	ended	ended	Value at	ended
Security description	07/31/12 ($)	04/30/13 ($)	04/30/13 ($)	04/30/13 ($)	04/30/13 ($)
UBS Private Money Market Fund LLC	3,162,016	50,767,478	51,215,146	2,714,348	2,172

7	Includes $2,812,149 of investments in securities on loan, at value plus accrued interest and dividends, if any.

For more information regarding the Portfolio’s other significant accounting policies, please refer to the Portfolio’s semiannual report to shareholders dated January 31, 2013.

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Industry diversification – (unaudited)

As a percentage of net assets as of April 30, 2013

Common stocks
Aerospace & defense	0.68%
Air freight & logistics	0.16
Airlines	0.01
Auto components	0.18
Automobiles	0.26
Beverages	0.29
Biotechnology	0.70
Capital markets	0.73
Chemicals	1.24
Commercial banks	2.42
Commercial services & supplies	0.89
Communications equipment	0.36
Computers & peripherals	0.61
Construction & engineering	0.40
Consumer finance	0.20
Containers & packaging	0.07
Diversified financial services	0.61
Diversified telecommunication services	0.18
Electric utilities	0.48
Electrical equipment	0.19
Electronic equipment, instruments & components	0.12
Energy equipment & services	0.40
Food & staples retailing	0.64
Food products	0.38
Health care equipment & supplies	0.33
Health care providers & services	0.78
Hotels, restaurants & leisure	0.26
Household durables	0.46
Independent power producers & energy traders	0.24
Insurance	0.40
Internet & catalog retail	0.21
Internet software & services	1.02
IT services	0.24
Leisure equipment & products	0.13
Machinery	0.40
Media	1.16
Metals & mining	0.64
Multi-utilities	0.19
Multiline retail	0.20
Oil, gas & consumable fuels	3.04
Personal products	0.43
Pharmaceuticals	1.73
Professional services	0.12
Real estate investment trusts	3.83
Real estate management & development	1.01
Road & rail	0.27
Semiconductors & semiconductor equipment	0.84
Software	0.76
Specialty retail	1.45
Textiles, apparel & luxury goods	0.36
Thrifts & mortgage finance	0.01

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Industry diversification – (unaudited)

As a percentage of net assets as of April 30, 2013

Common stocks— (concluded)
Tobacco	0.15%
Transportation infrastructure	0.52
Wireless telecommunication services	0.21
Total common stocks	33.59

Rights	0.01

US government obligations	8.25

Corporate notes
Apparel manufacturers	0.02
Auto manufacturers	0.18
Banking non-US	0.79
Beverages	0.10
Building materials	0.07
Chemicals	0.03
Commercial services	0.08
Diversified banking institution	0.68
Diversified financial services	0.14
Diversified operations	0.08
Electric-generation	0.05
Electric-integrated	0.37
Energy-alternate sources	0.04
Engineering & construction	0.07
Finance-auto loans	0.16
Finance-consumer loans	0.08
Food-retail	0.05
Gas-distribution	0.08
Gas-transportation	0.04
Insurance	0.21
Investment companies	0.03
Machinery-general industrial	0.07
Medical	0.05
Metals & mining	0.02
Money center banks	0.11
Multimedia	0.04
Oil & gas	0.08
Paper & forest products	0.02
REITS-diversified	0.03
REITS-shopping centers	0.04
Retail-discount	0.02
Retail-major department store	0.05
Rubber-tires	0.01
Satellite communications	0.03
Steel-producers	0.07
Telecommunications	0.40
Tobacco	0.07
Transactional software	0.03
Transportation	0.06
Water	0.05
Total corporate notes	4.60

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Industry diversification – (unaudited)

As a percentage of net assets as of April 30, 2013

Non-US government obligations	2.80%

Time deposits	8.08

Short-term US government obligations	36.06

Repurchase agreement	4.39

Options and swaptions purchased
Call options & swaptions purchased	2.25
Put options purchased	0.72
Total options and swaptions purchased	2.97

Investments sold short

Common stocks
Biotechnology	(0.18)
Commercial banks	(0.16)
Diversified financial services	(0.05)
Diversified telecommunication services	(0.04)
Electric utilities	(0.16)
Electronic equipment, instruments & components	(0.18)
Energy equipment & services	(0.41)
Food & staples retailing	(0.08)
Hotels, restaurants & leisure	(0.09)
Insurance	(0.29)
Media	(0.28)
Metals & mining	(0.55)
Multiline retail	(0.11)
Oil, gas & consumable fuels	(1.09)
Real estate management & development	(0.49)
Semiconductors & semiconductor equipment	(0.04)
Specialty retail	(0.32)
Total investments sold short	(4.52)
Other assets in excess of liabilities	3.77
Net assets	100.00%

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – April 30, 2013 (unaudited)

	Number of shares	Value ($)
Common stocks—33.59%
Australia—1.71%
Brambles Ltd.	142,926	1,292,055
Caltex Australia Ltd.	43,170	964,009
CFS Retail Property Trust Group	275,219	627,703
Dexus Property Group	165,088	197,675
Goodman Group	153,245	827,708
GPT Group	75,135	319,359
Mirvac Group	253,991	466,063
Santos Ltd.	71,083	910,093
Sydney Airport	546,730	1,961,111
Westfield Group	49,776	601,172
Westfield Retail Trust	405,506	1,387,281
Total Australia common stocks		9,554,229

Austria—0.16%
Oesterreichische Post AG	20,588	912,365

Belgium—0.30%
Ageas	34,726	1,272,276
Umicore SA	8,439	390,648
Total Belgium common stocks		1,662,924

Bermuda—0.29%
Cheung Kong Infrastructure Holdings Ltd.	14,000	101,570
Hongkong Land Holdings Ltd.	29,000	210,540
Kerry Properties Ltd.	22,000	99,508
Lazard Ltd., Class A	26,158	886,756
Yue Yuen Industrial Holdings Ltd.	91,500	316,589
Total Bermuda common stocks		1,614,963

Canada—1.46%
Africa Oil Corp.*	59,009	350,537
Agrium, Inc.	15,900	1,457,507
Alimentation Couche Tard, Inc., Class B	10,478	638,851
Brookfield Office Properties, Inc.	7,193	132,423
Canadian Tire Corp. Ltd., Class A	14,900	1,097,404
Empire Co. Ltd.	6,100	414,760
First Quantum Minerals Ltd.	20,000	349,198
Genworth MI Canada, Inc.	3,300	82,054
H&R Real Estate Investment Trust	12,600	309,544
RioCan Real Estate Investment Trust	80,100	2,346,271
Suncor Energy, Inc.	31,675	987,555
Total Canada common stocks		8,166,104

Cayman Islands—0.50%
51job, Inc., ADR*	12,029	692,870
Baidu, Inc., ADR*	5,741	492,865

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – April 30, 2013 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Cayman Islands—(concluded)
China Mengniu Dairy Co. Ltd.	183,000	515,267
China Metal Recycling Holdings Ltd.[1,2]	352,200	226,929
China Resources Land Ltd.	64,000	193,811
Herbalife Ltd.	17,514	695,481
Total Cayman Islands common stocks		2,817,223

Denmark—0.18%
Novo Nordisk A/S, Class B	5,785	1,014,733

Finland—0.20%
Wartsila Oyj	22,757	1,116,976

France—1.45%
BNP Paribas SA	20,252	1,128,445
Carrefour SA	30,536	904,824
Gecina SA	730	87,783
Ingenico SA	10,337	692,782
Klepierre	4,547	192,819
L’Oreal SA	4,555	812,225
Publicis Groupe SA	12,427	864,438
Renault SA	9,544	657,609
Sanofi	10,936	1,198,549
Societe Generale SA*	32,805	1,191,527
Unibail-Rodamco SE	1,513	395,520
Total France common stocks		8,126,521

Germany—0.27%
Deutsche Wohnen AG	6,025	106,245
Kabel Deutschland Holding AG	14,510	1,379,093
Total Germany common stocks		1,485,338

Hong Kong—1.07%
BOC Hong Kong (Holdings) Ltd.	385,500	1,326,373
China Overseas Land & Investment Ltd.	56,000	171,028
Henderson Land Development Co. Ltd.	34,000	246,232
Hopewell Holdings Ltd.	5,500	21,263
New World Development Co. Ltd.	72,000	125,626
Sun Hung Kai Properties Ltd.	34,000	491,588
Swire Properties Ltd.	69,600	248,439
The Link REIT	424,500	2,404,177

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – April 30, 2013 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Hong Kong—(concluded)
Wheelock & Co. Ltd.	170,000	946,373
Total Hong Kong common stocks		5,981,099

India—0.14%
Tata Motors Ltd., ADR	29,324	807,583

Ireland—0.40%
Seagate Technology PLC[3]	28,758	1,055,419
Warner Chilcott PLC, Class A3	81,500	1,171,970
Total Ireland common stocks		2,227,389

Israel—0.07%
Mellanox Technologies Ltd.*	7,200	367,056

Japan—3.50%
Chiyoda Corp.	102,000	1,045,268
Daiwa Securities Group, Inc.	122,000	1,080,023
DeNA Co. Ltd.	22,500	641,406
Hakuhodo DY Holdings, Inc.	6,640	546,948
Idemitsu Kosan Co. Ltd.	12,600	1,063,733
Japan Airlines Co. Ltd.	700	35,472
Japan Tobacco, Inc.	22,800	861,856
JGC Corp.	25,000	739,857
Medipal Holdings Corp.	24,400	382,701
Mitsubishi Estate Co. Ltd.	13,000	422,065
Mitsubishi Materials Corp.	390,000	1,116,172
Mitsui Fudosan Co. Ltd.	43,000	1,460,019
NAMCO BANDAI Holdings, Inc.	39,300	715,572
NEC Corp.	6,000	15,572
Nippon Building Fund, Inc.	10	143,817
Nippon Steel & Sumitomo Metal	331,000	879,407
Nomura Real Estate Office Fund, Inc.	10	63,805
Olympus Corp.*	400	10,032
ORIX Corp.	57,100	876,254
Otsuka Corp.	7,500	774,735
Otsuka Holdings Co. Ltd.	21,600	777,720
Park24 Co. Ltd.	34,400	693,399
SBI Holdings, Inc.	14,500	280,525
Sekisui House Ltd.	88,000	1,318,849
Seven & I Holdings Co. Ltd.	25,000	959,122
Sumitomo Mitsui Financial Group, Inc.	33,900	1,601,369
Suzuken Co. Ltd.	14,900	579,279

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – April 30, 2013 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Japan—(concluded)
Taisei Corp.	140,000	466,738
Total Japan common stocks		19,551,715

Jersey—0.14%
LXB Retail Properties PLC*	39,775	71,515
Petrofac Ltd.	32,755	686,880
Total Jersey common stocks		758,395

Malaysia—0.05%
UEM Land Holdings Bhd*	311,192	256,727

Netherlands—0.78%
Gemalto N.V.	8,064	658,858
ING Groep N.V.*	163,183	1,339,281
Koninklijke KPN N.V.	40,889	85,243
LyondellBasell Industries N.V., Class A	36,971	2,244,140
Total Netherlands common stocks		4,327,522

Norway—0.26%
DNB ASA	89,899	1,469,345

Papua New Guinea—0.17%
Oil Search Ltd.	124,044	955,472

Portugal—0.18%
Galp Energia, SGPS SA	62,595	1,003,228

Russia—1.33%
Gazprom, ADR	206,191	1,639,218
LUKOIL, ADR	22,691	1,444,282
Magnit OJSC[4]	12,417	633,267
Mining and Metallurgical Co. Norilsk Nickel, ADR	29,992	459,477
NovaTek OAO, GDR[4]	6,023	609,528
Rosneft Oil Co., GDR[4]	93,356	638,088
Sberbank of Russia, ADR	100,910	1,297,703
Uralkali, GDR[4]	11,170	404,242
VTB Bank OJSC, GDR[4]	93,077	293,193
Total Russia common stocks		7,418,998

Singapore—0.92%
Ascendas Real Estate Investment Trust (A-REIT)	1,155,000	2,578,753
Capitaland Ltd.	123,000	373,484
Hutchison Port Holdings Trust	1,110,000	921,300
Mapletree Commercial Trust	89,000	105,857

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – April 30, 2013 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Singapore—(concluded)
StarHub Ltd.	303,000	1,163,587
Total Singapore common stocks		5,142,981

South Korea—0.07%
Samsung Electronics Co. Ltd.	296	408,535

Spain—0.12%
Grifols SA*	13,315	528,419
Repsol YPF SA	6,350	148,855
Total Spain common stocks		677,274

Sweden—0.48%
Elekta AB, B Shares	58,164	894,306
Industrivarden AB, C Shares	10,301	192,318
Lundin Petroleum AB*	33,150	793,834
Swedbank AB, A Shares	32,724	805,345
Total Sweden common stocks		2,685,803

Switzerland—0.38%
ACE Ltd.	10,654	949,698
Syngenta AG	2,727	1,165,530
Total Switzerland common stocks		2,115,228

United Kingdom—1.36%
AMEC PLC	42,006	660,983
Aveva Group PLC	16,580	571,751
Burberry Group PLC	28,213	585,497
Capital & Counties Properties PLC	14,860	71,095
Derwent London PLC	1,778	63,771
DS Smith PLC	110,562	400,673
Ensco PLC Class A	2,369	136,644
G4S PLC	263,846	1,281,996
Great Portland Estates PLC	14,936	123,428
Hammerson PLC	15,497	125,055
Inmarsat PLC	81,994	920,215
Land Securities Group PLC	17,855	242,266
Lloyds Banking Group PLC*	1,390,047	1,173,109
Royal Dutch Shell PLC, A Shares	182	6,197
Telecity Group PLC	28,543	409,011
Tui Travel PLC	47,708	232,919
Vedanta Resources PLC	30,011	563,607
Total United Kingdom common stocks		7,568,217

United States—15.65%
Abbott Laboratories[3]	71,733	2,648,382
AbbVie, Inc.[3]	61,526	2,833,272

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – April 30, 2013 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
United States—(continued)
Acuity Brands, Inc.	14,728	1,074,555
American Capital Agency Corp.[3]	63,666	2,120,715
Amgen, Inc.[3]	28,885	3,010,106
Apple, Inc.	3,752	1,661,198
AutoZone, Inc.*,3	1,648	674,180
AvalonBay Communities, Inc.	1,503	199,959
Avery Dennison Corp.[3]	41,142	1,705,336
Baxter International, Inc.	13,737	959,804
BB&T Corp.[3]	73,787	2,270,426
Beam, Inc.	14,347	928,394
Biogen Idec, Inc.*	1,836	401,956
BorgWarner, Inc.*	12,620	986,505
Boston Properties, Inc.	2,320	253,878
Brookdale Senior Living, Inc.*	6,000	154,740
CA, Inc.[3]	95,139	2,565,899
Calpine Corp.*	62,755	1,363,666
Citigroup, Inc.	40,834	1,905,314
CMS Energy Corp.	36,316	1,087,301
Cobalt International Energy, Inc.*	16,500	461,010
Cognizant Technology Solutions Corp., Class A*	8,736	566,093
Comcast Corp., Class A	20,767	857,677
ConocoPhillips[3]	6,214	375,636
Constellation Brands, Inc., Class A*	323	15,940
DDR Corp.	8,674	159,081
Discover Financial Services	6,070	265,502
Duke Realty Corp.	6,977	123,074
eBay, Inc.*	21,860	1,145,245
Edison International[3]	48,285	2,597,733
Equity Residential	5,260	305,396
Essex Property Trust, Inc.	1,140	179,037
Expedia, Inc.[3]	20,808	1,161,919
Express Scripts Holding Co.*	15,336	910,498
Extra Space Storage, Inc.	4,389	191,273
Facebook, Inc., Class A*	2,630	73,009
Federal Realty Investment Trust	2,210	258,592
First Republic Bank	21,577	819,494
General Growth Properties, Inc.	14,192	322,442
Google, Inc., Class A*	2,216	1,827,247
Halliburton Co.	17,648	754,805
Hanesbrands Inc*	21,707	1,088,823
Harris Corp.[3]	33,571	1,550,980
Health Care REIT, Inc.	5,316	398,541
Host Hotels & Resorts, Inc.	13,809	252,290
Humana, Inc.	723	53,582
J.B. Hunt Transport Services, Inc.	9,766	694,070
Kansas City Southern	7,228	788,358

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – April 30, 2013 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
United States—(continued)
Kimco Realty Corp.	12,099	287,714
KLA-Tencor Corp.[3]	35,885	1,946,761
Kraft Foods Group, Inc.	19,439	1,000,914
Lockheed Martin Corp.[3]	24,086	2,386,682
Marathon Petroleum Corp.[3]	11,234	880,296
Mead Johnson Nutrition Co., Class A	7,560	613,040
Micron Technology, Inc.*	123,152	1,160,092
Monsanto Co.	11,745	1,254,601
Monster Beverage Corp.*	12,475	703,590
Northrop Grumman Corp.	6,434	487,311
Occidental Petroleum Corp.	9,695	865,376
ON Semiconductor Corp.*	101,518	797,932
Pall Corp.	16,462	1,098,180
Phillips 66[3]	27,389	1,669,360
Polycom, Inc.*	41,442	435,141
Precision Castparts Corp.	4,725	903,845
ProLogis, Inc.	11,672	489,640
Public Storage	1,628	268,620
PulteGroup, Inc.*	60,510	1,270,105
Regions Financial Corp.	1	9
Ross Stores, Inc.[3]	32,082	2,119,658
Simon Property Group, Inc.	4,620	822,683
SL Green Realty Corp.	5,147	466,833
Starbucks Corp.	16,833	1,024,120
Starwood Hotels & Resorts Worldwide, Inc.	3,409	219,949
Starz - Liberty Capital*,3	47,600	1,112,888
State Street Corp.	15,172	887,107
SunTrust Banks, Inc.	4,741	138,674
The Charles Schwab Corp.	55,397	939,533
The Estee Lauder Cos., Inc., Class A	12,535	869,302
The Gap, Inc.[3]	39,183	1,488,562
The Home Depot, Inc.	10,069	738,561
The Macerich Co.	4,399	308,150
Time Warner Cable, Inc.	7,775	729,995
Time Warner, Inc.	16,679	997,071
TJX Cos., Inc.[3]	62,639	3,054,904
UnitedHealth Group, Inc.[3]	37,686	2,258,522
Valero Energy Corp.[3]	29,634	1,194,843
VeriSign, Inc.*,3	24,144	1,112,314
VMware, Inc., Class A*,3	15,370	1,083,585

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – April 30, 2013 (unaudited)

	Number of shares	Value ($)
Common stocks—(concluded)
United States—(concluded)
Vornado Realty Trust	4,204	368,102
Total United States common stocks		87,457,498
Total common stocks (cost—$168,001,281)		187,651,441

	Number of rights
Rights—0.01%
Netherlands—0.01%
Koninklijke KPN N.V., expires 05/14/13* (cost—$51,474)	40,889	54,926

	Face amount ($)
US government obligations—8.25%
US Treasury Inflation Index Bonds (TIPS)
0.125%, due 01/15/22	USD	1,158,804	1,260,923
0.750%, due 02/15/42	USD	1,344,887	1,459,202
1.125%, due 01/15/21	USD	1,029,199	1,209,148
1.750%, due 01/15/28	USD	2,420,783	3,126,972
2.000%, due 07/15/14	USD	1,083,579	1,130,055
2.000%, due 01/15/26	USD	1,604,444	2,106,334
2.125%, due 02/15/40	USD	1,736,432	2,525,829
2.125%, due 02/15/41	USD	824,587	1,206,409
2.375%, due 01/15/25	USD	2,035,528	2,738,262
2.375%, due 01/15/27	USD	805,658	1,111,242
2.625%, due 07/15/17	USD	3,454,830	4,099,100
3.375%, due 04/15/32	USD	392,286	642,675
3.875%, due 04/15/29	USD	1,667,430	2,751,000
US Treasury Inflation Index Notes (TIPS)
0.125%, due 04/15/16	USD	3,542,605	3,711,155
0.125%, due 07/15/22	USD	1,413,034	1,541,090
0.625%, due 07/15/21	USD	2,550,839	2,913,138
1.250%, due 07/15/20	USD	756,703	898,644
1.375%, due 07/15/18	USD	4,430,257	5,132,177
1.625%, due 01/15/15	USD	2,246,336	2,359,882
1.625%, due 01/15/18	USD	520,718	599,680
2.125%, due 01/15/19	USD	677,825	818,791
2.375%, due 01/15/17	USD	2,397,408	2,756,458
Total US government obligations (cost—$44,162,653)			46,098,166

Corporate notes—4.60%
Australia—0.02%
Telstra Corp. Ltd.
2.500%, due 09/15/23	EUR	100,000	135,139

Belgium—0.04%
Anheuser-Busch InBev N.V.
2.000%, due 12/16/19[4]	EUR	150,000	204,022

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – April 30, 2013 (unaudited)

	Face amount ($)		Value ($)
Corporate notes—(continued)
Cayman Islands—0.08%
Hutchison Whampoa Finance 09 Ltd.
4.750%, due 11/14/16[4]	EUR	200,000	295,595
IPIC GMTN Ltd.
4.875%, due 05/14/16[4]	EUR	100,000	145,720
Total Cayman Islands corporate notes			441,315

Czech Republic—0.03%
CEZ AS
4.500%, due 06/29/20	EUR	100,000	154,393

Denmark—0.12%
AP Moeller - Maersk A/S
4.875%, due 10/30/14	EUR	50,000	69,364
3.375%, due 08/28/19[4]	EUR	100,000	139,344
Danske Bank A/S
4.100%, due 03/16/18[5]	EUR	60,000	81,782
3.875%, due 02/28/17	EUR	200,000	288,173
Dong Energy A/S
7.750%, due 06/01/3010[5]	EUR	75,000	108,538
Total Denmark corporate notes			687,201

Finland—0.03%
Teollisuuden Voima OYJ
4.625%, due 02/04/19[4]	EUR	100,000	149,935

France—0.97%
Areva SA
3.500%, due 03/22/21	EUR	100,000	139,349
3.875%, due 09/23/16	EUR	50,000	70,534
ASF
7.375%, due 03/20/19	EUR	150,000	259,954
AXA SA
5.250%, due 04/16/40[5]	EUR	100,000	139,661
BNP Paribas SA
2.875%, due 11/27/17[4]	EUR	100,000	141,111
2.875%, due 09/26/23	EUR	100,000	136,957
3.000%, due 02/24/17	EUR	150,000	211,495
4.730%, due 04/12/16[5,6]	EUR	50,000	64,532
BPCE SA
2.000%, due 04/24/18	EUR	100,000	135,010
Casino Guichard-Perrachon SA
4.379%, due 02/08/17	EUR	200,000	292,308
Christian Dior SA
4.000%, due 05/12/16	EUR	100,000	140,310
Cie de St. Gobain
3.625%, due 06/15/21[4]	EUR	100,000	142,276
4.500%, due 09/30/19[4]	EUR	120,000	180,733

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – April 30, 2013 (unaudited)

	Face amount ($)		Value ($)
Corporate notes—(continued)
France—(concluded)
CNP Assurances
6.875%, due 09/30/41[5]	EUR	100,000	142,560
Credit Agricole SA
3.000%, due 07/20/15	EUR	100,000	137,696
3.900%, due 04/19/21	EUR	100,000	138,567
Electricite de France
6.250%, due 01/25/21	EUR	250,000	429,319
Eutelsat SA
5.000%, due 01/14/19[4]	EUR	100,000	154,612
France Telecom SA
8.125%, due 01/28/33	EUR	70,000	146,691
GDF Suez
3.500%, due 10/18/22	EUR	100,000	147,995
Lafarge SA
8.875%, due 05/27/14[4,7]	EUR	60,000	85,154
Lagardere SCA
4.875%, due 10/06/14	EUR	100,000	138,255
Pernod-Ricard SA
4.875%, due 03/18/16	EUR	100,000	145,266
5.000%, due 03/15/17[4]	EUR	100,000	149,343
PPR
3.750%, due 04/08/15	EUR	194,000	269,940
RCI Banque SA
3.250%, due 01/17/14[4]	EUR	180,000	240,518
4.000%, due 12/02/13[4]	EUR	140,000	187,544
4.000%, due 03/16/16[4]	EUR	100,000	139,247
Societe Fonciere Lyonnaise SA
4.625%, due 05/25/16	EUR	100,000	142,191
Societe Generale SA
4.750%, due 03/02/21	EUR	100,000	156,137
9.375%, due 09/04/19[5,6]	EUR	50,000	76,355
Suez Environnement Co.
4.125%, due 06/24/22	EUR	50,000	76,508
Veolia Environnement SA
4.450%, due 04/16/18[4,5,6]	EUR	100,000	131,200
Vivendi SA
4.750%, due 07/13/21	EUR	100,000	153,521
Total France corporate notes			5,442,849

Germany—0.18%
MAN SE
7.250%, due 05/20/16	EUR	50,000	77,956
RWE AG
4.625%, due 09/28/15[5,6]	EUR	100,000	137,095
Thyssenkrupp AG
8.000%, due 06/18/14[7]	EUR	150,000	213,512

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – April 30, 2013 (unaudited)

	Face amount ($)		Value ($)
Corporate notes—(continued)
Germany—(concluded)
Volkswagen Leasing GmbH
3.250%, due 05/10/18	EUR	400,000	575,758
Total Germany corporate notes			1,004,321

Ireland—0.23%
Bord Gais Eireann
3.625%, due 12/04/17[4]	EUR	100,000	140,310
ESB Finance Ltd.
6.250%, due 09/11/17[4]	EUR	100,000	154,162
FGA Capital Ireland PLC
4.375%, due 09/18/14[4]	EUR	100,000	136,310
GE Capital European Funding
3.750%, due 04/04/16	EUR	350,000	497,804
5.375%, due 01/23/20	EUR	80,000	129,067
6.000%, due 01/15/19	EUR	50,000	81,548
Willow No.2 Ireland PLC for Zurich Insurance Co. Ltd.
3.375%, due 06/27/22[4]	EUR	100,000	144,784
Total Ireland corporate notes			1,283,985

Italy—0.28%
Assicurazioni Generali SpA MTN
5.125%, due 09/16/24[4]	EUR	75,000	109,393
Edison SpA
3.250%, due 03/17/15[4]	EUR	50,000	68,583
Enel SpA
5.250%, due 06/20/17	EUR	210,000	310,367
Intesa Sanpaolo SpA
3.750%, due 11/23/16	EUR	200,000	272,187
5.000%, due 02/28/17[4]	EUR	200,000	284,283
Snam SpA
5.000%, due 01/18/19[4]	EUR	150,000	225,420
Telecom Italia Capital SA
5.250%, due 11/15/13	USD	120,000	122,460
UniCredit SpA
4.875%, due 03/07/17	EUR	100,000	141,862
Total Italy corporate notes			1,534,555

Jersey—0.06%
Heathrow Funding Ltd.
4.600%, due 02/15/18[4]	EUR	150,000	224,251

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – April 30, 2013 (unaudited)

	Face amount ($)		Value ($)
Corporate notes—(continued)
Jersey—(concluded)
Prosecure Funding
4.668%, due 06/30/16	EUR	100,000	132,683
Total Jersey corporate notes			356,934

Luxembourg—0.11%
ArcelorMittal
8.250%, due 06/03/13	EUR	125,000	165,442
Fiat Industrial Finance Europe SA
6.250%, due 03/09/18[4]	EUR	100,000	150,132
Gazprom (Gaz Capital SA)
8.125%, due 02/04/15	EUR	100,000	147,005
Wind Acquisition Finance SA
7.375%, due 02/15/18[4]	EUR	100,000	139,267
Total Luxembourg corporate notes			601,846

Mexico—0.03%
America Movil SAB de C.V.
4.125%, due 10/25/19	EUR	100,000	149,803

Netherlands—0.72%
ABB Finance BV
2.625%, due 03/26/19[4]	EUR	100,000	140,504
ABN Amro Bank N.V.
6.375%, due 04/27/21[4]	EUR	100,000	153,494
Allianz Finance II BV
5.750%, due 07/08/41[5]	EUR	100,000	154,779
BMW Finance N.V.
3.625%, due 01/29/18	EUR	180,000	263,998
Coca-Cola HBC Finance BV
7.875%, due 01/15/14	EUR	50,000	68,995
Conti-Gummi Finance BV
7.500%, due 09/15/17[4]	EUR	50,000	69,592
Deutsche Bahn Finance BV
3.000%, due 03/08/24	EUR	100,000	145,036
Deutsche Telekom International Finance BV
6.000%, due 01/20/17	EUR	200,000	310,953
ELM BV (Swiss Reinsurance Co.)
5.252%, due 05/25/16[5,6]	EUR	50,000	67,421
Enel Finance International N.V.
5.750%, due 10/24/18	EUR	100,000	153,725
ING Bank N.V.
4.000%, due 12/23/16[4]	EUR	150,000	216,118
4.250%, due 01/13/17[4]	EUR	120,000	174,439
4.500%, due 02/21/22[4]	EUR	100,000	154,377
4.625%, due 03/15/19[5]	EUR	120,000	157,244
KBC IFIMA N.V.
3.875%, due 03/31/15[4]	EUR	80,000	111,148
4.375%, due 10/26/15[4]	EUR	100,000	142,192

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – April 30, 2013 (unaudited)

	Face amount ($)		Value ($)
Corporate notes—(continued)
Netherlands—(concluded)
Koninklijke KPN N.V.
3.250%, due 02/01/21[4]	EUR	100,000	138,250
5.625%, due 09/30/24[4]	EUR	50,000	79,859
LeasePlan Corp. N.V.
3.875%, due 09/16/15[4]	EUR	100,000	139,880
Linde Finance BV
7.375%, due 07/14/66[5]	EUR	120,000	183,714
OI European Group BV
6.750%, due 09/15/20[4]	EUR	100,000	153,122
Rabobank Nederland
4.125%, due 01/14/20	EUR	300,000	453,658
Repsol International Finance BV
4.250%, due 02/12/16[4]	EUR	100,000	141,783
RWE Finance BV
6.625%, due 01/31/19	EUR	50,000	84,111
SNS Bank N.V.
3.625%, due 07/18/13	EUR	10,000	13,176
Telefonica Europe BV
5.875%, due 02/14/33	EUR	50,000	76,166
Ziggo Bond Co.
8.000%, due 05/15/18[4]	EUR	70,000	100,253
Total Netherlands corporate notes			4,047,987

Norway—0.03%
DnB NOR Bank ASA
4.375%, due 02/24/21[4]	EUR	110,000	170,828

Spain—0.29%
Amadeus Capital Markets SA
4.875%, due 07/15/16	EUR	100,000	144,683
Banco Bilbao Vizcaya Argentaria SA
3.500%, due 12/05/17	EUR	100,000	138,483
4.250%, due 03/30/15	EUR	50,000	68,836
BBVA Senior Finance SAU
4.375%, due 09/21/15	EUR	100,000	138,043
Gas Natural Capital Markets SA
4.125%, due 01/26/18	EUR	200,000	286,274
Iberdrola Finanzas SAU
4.750%, due 01/25/16	EUR	200,000	286,440
Santander International Debt SAU
3.500%, due 08/12/14[4]	EUR	100,000	134,809
Telefonica Emisiones SAU
4.710%, due 01/20/20[4]	EUR	100,000	145,322

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – April 30, 2013 (unaudited)

	Face amount ($)		Value ($)
Corporate notes—(continued)
Spain—(concluded)
4.797%, due 02/21/18[4]	EUR	200,000	293,521
Total Spain corporate notes			1,636,411

Sweden—0.23%
Atlas Copco AB
2.500%, due 02/28/23[4]	EUR	100,000	136,817
Nordea Bank AB
3.750%, due 02/24/17	EUR	90,000	130,609
4.000%, due 06/29/20	EUR	100,000	152,142
6.250%, due 09/10/18[5]	EUR	125,000	167,396
Skandinaviska Enskilda Banken AB
2.500%, due 09/01/15[4]	EUR	100,000	137,071
Svenska Handelsbanken AB
4.375%, due 10/20/21[4]	EUR	200,000	314,553
TeliaSonera AB
3.625%, due 02/14/24[4]	EUR	100,000	147,946
3.875%, due 10/01/25	EUR	50,000	75,482
Total Sweden corporate notes			1,262,016

United Arab Emirates—0.02%
Xstrata Finance Dubai Ltd.
1.500%, due 05/19/16[4]	EUR	100,000	132,414

United Kingdom—0.63%
Abbey National Treasury Services PLC
3.375%, due 10/20/15	EUR	100,000	139,540
Aviva PLC
5.250%, due 10/02/23[5]	EUR	50,000	66,012
Barclays Bank PLC
6.625%, due 03/30/22[4]	EUR	70,000	112,418
BAT International Finance PLC
3.625%, due 11/09/21[4]	EUR	100,000	149,332
Brambles Finance PLC
4.625%, due 04/20/18	EUR	100,000	151,647
Coventry Building Society
2.250%, due 12/04/17[4]	EUR	150,000	201,933
Experian Finance PLC
4.750%, due 02/04/20	EUR	50,000	78,058
FCE Bank PLC
4.750%, due 01/19/15[4]	EUR	150,000	209,503
G4S International Finance PLC
2.625%, due 12/06/18	EUR	100,000	134,911
Hammerson PLC
2.750%, due 09/26/19[4]	EUR	100,000	136,817
4.875%, due 06/19/15	EUR	50,000	71,095
HSBC Holdings PLC
6.000%, due 06/10/19[4]	EUR	80,000	129,320

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – April 30, 2013 (unaudited)

	Face amount ($)		Value ($)
Corporate notes—(continued)
United Kingdom—(concluded)
Imperial Tobacco Finance PLC
4.500%, due 07/05/18	EUR	150,000	225,647
LBG Capital No. 2 PLC, Series 22
15.000%, due 12/21/19	EUR	50,000	96,137
Legal & General Group PLC
4.000%, due 06/08/25[5]	EUR	50,000	66,569
Lloyds TSB Bank PLC
6.500%, due 03/24/20	EUR	90,000	139,515
10.375%, due 02/12/24[4,5]	EUR	50,000	81,075
Mondi Finance PLC
3.375%, due 09/28/20	EUR	100,000	137,492
Nationwide Building Society
3.125%, due 04/03/17	EUR	100,000	141,388
6.750%, due 07/22/20	EUR	100,000	155,483
Royal Bank of Scotland PLC
4.875%, due 01/20/17	EUR	270,000	404,056
6.000%, due 05/10/13	EUR	100,000	131,747
6.934%, due 04/09/18	EUR	50,000	74,902
SSE PLC
5.025%, due 10/01/15[5,6]	EUR	150,000	207,914
United Utilities Water PLC
4.250%, due 01/24/20	EUR	50,000	75,786
Total United Kingdom corporate notes			3,518,297

United States—0.50%
AT&T, Inc.
2.500%, due 03/15/23	EUR	100,000	134,584
Bank of America Corp.
4.750%, due 04/03/17[4]	EUR	200,000	297,731
5.125%, due 09/26/14	EUR	100,000	139,635
Citigroup, Inc.
0.857%, due 05/31/17[5]	EUR	100,000	125,492
1.480%, due 11/30/17[5]	EUR	75,000	96,060
4.000%, due 11/26/15	EUR	150,000	213,121
7.375%, due 09/04/19	EUR	120,000	210,752
GE Capital Trust II
5.500%, due 09/15/67[4,5]	EUR	50,000	68,909
HSBC Finance Corp.
3.750%, due 11/04/15	EUR	100,000	140,684
Merrill Lynch & Co., Inc.
4.625%, due 09/14/18	EUR	100,000	142,502
MetLife Global Funding I
4.625%, due 05/16/17	EUR	100,000	149,526
Morgan Stanley
4.000%, due 11/17/15	EUR	205,000	288,158
4.500%, due 02/23/16	EUR	50,000	71,357
5.500%, due 10/02/17	EUR	50,000	76,244
Pemex Project Funding Master Trust
6.375%, due 08/05/16[4]	EUR	100,000	152,147

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – April 30, 2013 (unaudited)

	Face amount ($)		Value ($)
Corporate notes—(concluded)
United States—(concluded)
Roche Holdings, Inc.
6.500%, due 03/04/21[4]	EUR	150,000	268,683
Wal-Mart Stores, Inc.
4.875%, due 09/21/29	EUR	60,000	102,123
Zurich Finance (USA), Inc.
5.750%, due 10/02/23[5]	EUR	80,000	106,630
Total United States corporate notes			2,784,338
Total corporate notes (cost—$24,156,654)			25,698,589

Non-US government obligations—2.80%
Australia—0.01%
Australia Index Linked Government Bond
3.000%, due 09/20/25[4]	AUD	23,000	33,499

Canada—0.08%
Canadian Government Bond
4.000%, due 12/01/31	CAD	276,493	468,857

Germany—0.07%
Bundesrepublik Deutschland
1.500%, due 02/15/23	EUR	300,000	406,204

Mexico—2.33%
Mexican Bonos
6.500%, due 06/10/21	MXN	33,440,000	3,138,015
7.500%, due 06/03/27	MXN	32,100,000	3,372,139
8.500%, due 05/31/29	MXN	29,400,000	3,371,938
10.000%, due 12/05/24	MXN	25,530,000	3,134,031
Total Mexico			13,016,123

Sweden—0.06%
Sweden Government Bond
3.500%, due 12/01/28	SEK	1,240,000	350,750

United Kingdom—0.25%
United Kingdom Gilt ILB
1.875%, due 11/22/22	GBP	662,008	1,377,529
Total non-US government obligations (cost—$13,327,559)			15,652,962

Time deposits—8.08%
Abbey National
0.150%, due 05/01/13	USD	8,618,239	8,618,239
ABN Amro Bank N.V.
0.300%, due 05/28/13	USD	5,000,000	5,000,000

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – April 30, 2013 (unaudited)

	Face amount ($)		Value ($)
Time deposits—(concluded)
Credit Agricole
0.440%, due 09/06/13	USD	2,500,000	2,500,000
Deutsche Bank AG, Great Winche
1.000%, due 05/31/13	USD	5,000,000	4,999,208
ING Bank N.V.
0.890%, due 10/17/13	USD	2,000,000	2,000,000
KBC Bank N.V.
0.410%, due 06/25/13	USD	4,000,000	4,000,000
Landeskreditbank Baden Wurtt
0.190%, due 05/22/13	USD	8,000,000	7,999,114
Natixis
0.470%, due 10/15/13	USD	2,500,000	2,500,000
Societe Generale, Cayman Islands
0.150%, due 05/01/13	USD	7,555,522	7,555,522
Total time deposits (cost—$45,172,083)			45,172,083

Short-term US government obligations[8]—36.06%
US Treasury Bills
0.110%, due 05/23/13[3]	USD	51,100,000	51,099,131
0.120%, due 05/30/13[3]	USD	20,253,000	20,252,635
0.090%, due 06/20/13[3]	USD	23,000,000	22,999,287
0.084%, due 06/27/13[3]	USD	107,150,000	107,146,143
Total short-term US government obligations (cost—$201,441,540)			201,497,196

Repurchase agreement—4.39%
Repurchase agreement dated 04/30/13 with State Street Bank and Trust Co., 0.010% due 05/01/13, collateralized by $24,408,652 Federal National Mortgage Association obligations, 2.140% to 2.170% due 11/07/22 and $336,186 US Treasury Note, 0.250% due 08/31/14; (value—$25,033,163); proceeds: $24,542,007 (cost—$24,542,000)		24,542,000	24,542,000

	Number of contracts/ Notional amount
Options and swaptions purchased—2.97%
Call options & swaptions purchased—2.25%
S&P 500 Index, strike @ 1,540, expires 05/18/13	103		575,358
S&P 500 Index, strike @ 1,545, expires 06/22/13	71		415,350
S&P 500 Index, strike @ 1,550, expires 03/22/14	180		1,846,800
S&P 500 Index, strike @ 1,550, expires 05/18/13	257		1,249,020
S&P 500 Index, strike @ 1,550, expires 06/22/13	1		5,860
S&P 500 Index, strike @ 1,555, expires 06/22/13	50		266,500
S&P 500 Index, strike @ 1,560, expires 06/22/13	45		226,125

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – April 30, 2013 (unaudited)

	Number of contracts/ Notional amount		Value ($)
Options and swaptions purchased—(continued)
Call options & swaptions purchased—(concluded)
S&P 500 Index, strike @ 1,580, expires 06/22/13		13	47,775
S&P 500 Index, strike @ 1,585, expires 06/22/13		25	82,625
S&P 500 Index, strike @ 1,590, expires 06/22/13		15	45,000
S&P 500 Index, strike @ 1,670, expires 05/18/13		257	6,939
S&P 500 Index, strike @ 1,680, expires 05/18/13		873	17,460
S&P 500 Index, strike @ 1,690, expires 05/18/13		257	1,285
S&P 500 Index, strike @ 1,740, expires 06/22/13		513	12,825
S&P 500 Index, strike @ 1,750, expires 06/22/13		513	7,695
S&P 500 Index, strike @ 1,775, expires 05/18/13		4,192	20,960
S&P 500 Index, strike @ 1,775, expires 06/22/13		308	1,540
USD Call/CNY Put, strike @ CNY 6.38, expires 12/11/13	USD	23,000,000	28,175
USD Call/JPY Put, strike @ JPY 82, expires 02/09/15	USD	9,000,000	1,471,671
USD Call/JPY Put, strike @ JPY 84.5, expires 12/11/13	USD	23,000,000	3,106,426
USD Call/JPY Put, strike @ JPY 86, expires 12/10/15	USD	1,000,000	134,004
USD Call/JPY Put, strike @ JPY 88, expires 05/16/14	USD	1,250,000	133,381
USD Call/JPY Put, strike @ JPY 94, expires 08/15/13	USD	11,700,000	537,376
6 Month EURIBOR Interest Rate Swap, strike @ 2.600%, expires 01/19/15 (counterparty: Royal Bank of Scotland PLC; receive floating rate); underlying swap terminates 01/21/20[2]	EUR	1,880,000	163,966
6 Month EURIBOR Interest Rate Swap, strike @ 1.500%, expires 07/21/14 (counterparty: Royal Bank of Scotland PLC; receive floating rate); underlying swap terminates 07/23/19[2]	EUR	24,000,000	761,781
6 Month EURIBOR Interest Rate Swap, strike @ 2.600%, expires 02/09/15 (counterparty: Barclays Bank PLC; receive floating rate); underlying swap terminates 02/11/20[2]	EUR	16,300,000	1,412,278
Total call options & swaptions purchased			12,578,175

Put options purchased—0.72%
Apple, Inc., strike @ 515, expires 10/19/13		17	145,690
Euro Stoxx 50 Index, strike @ 2,375, expires 06/21/13		150	20,939
Euro Stoxx 50 Index, strike @ 2,400, expires 06/21/13		869	148,776
S&P 500 Index, strike @ 1,200, expires 05/18/13		513	2,565
S&P 500 Index, strike @ 1,210, expires 06/22/13		257	8,995
S&P 500 Index, strike @ 1,220, expires 06/22/13		257	10,280
S&P 500 Index, strike @ 1,240, expires 05/18/13		513	2,565
S&P 500 Index, strike @ 1,240, expires 06/22/13		770	42,350
S&P 500 Index, strike @ 1,250, expires 05/18/13		257	1,285

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – April 30, 2013 (unaudited)

	Number of contracts/ Notional amount		Value ($)
Options and swaptions purchased—(concluded)
Put options purchased—(concluded)
S&P 500 Index, strike @ 1,250, expires 06/22/13		1,284	70,620
S&P 500 Index, strike @ 1,275, expires 05/18/13		513	2,565
S&P 500 Index, strike @ 1,280, expires 05/18/13		513	2,565
S&P 500 Index, strike @ 1,280, expires 06/22/13		514	35,980
S&P 500 Index, strike @ 1,300, expires 05/18/13		2,413	24,130
S&P 500 Index, strike @ 1,300, expires 06/22/13		257	23,672
S&P 500 Index, strike @ 1,310, expires 05/18/13		205	2,050
S&P 500 Index, strike @ 1,320, expires 05/18/13		2,567	25,670
S&P 500 Index, strike @ 1,325, expires 05/18/13		770	11,550
S&P 500 Index, strike @ 1,340, expires 06/22/13		770	107,800
S&P 500 Index, strike @ 1,350, expires 05/18/13		770	11,550
S&P 500 Index, strike @ 1,360, expires 06/22/13		770	134,750
S&P 500 Index, strike @ 1,380, expires 06/22/13		513	105,165
S&P 500 Index, strike @ 1,390, expires 07/20/13		770	408,100
S&P 500 Index, strike @ 1,400, expires 07/20/13		770	423,500
S&P 500 Index, strike @ 1,425, expires 06/22/13		37	12,210
S&P 500 Index, strike @ 1,440, expires 06/22/13		98	38,024
S&P 500 Index, strike @ 1,450, expires 05/18/13		98	5,880
S&P 500 Index, strike @ 1,475, expires 09/21/13		154	368,830
S&P 500 Index, strike @ 1,540, expires 06/22/13		73	107,310
S&P 500 Index, strike @ 1,550, expires 06/22/13		460	754,400
S&P 500 Index, strike @ 1,580, expires 05/18/13		154	169,400
S&P 500 Index, strike @ 1,590, expires 05/18/13		84	113,400
USD Put/CNY Call, strike @ CNY 6.38, expires 12/11/13	USD	23,000,000	619,390
USD Put/JPY Call, strike @ JPY 71, expires 05/16/14	USD	1,250,000	986
USD Put/JPY Call, strike @ JPY 79.5, expires 12/11/13	USD	23,000,000	24,219
Total put options purchased			3,987,161
Total options and swaptions purchased (cost—$15,588,358)			16,565,336
Total investments before investments sold short (cost—$536,443,602)—100.75%			562,932,699

	Shares
Investments sold short—(4.52)%
Common stocks—(4.52)%
Australia—(0.18)%
Alumina Ltd.		(796,752)	(797,083)
Iluka Resources Ltd.		(14,784)	(137,173)

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – April 30, 2013 (unaudited)

	Shares	Value ($)
Investments sold short—(continued)
Common stocks—(continued)
Australia—(concluded)
Whitehaven Coal Ltd.	(40,708)	(82,294)
Total Australia common stocks		(1,016,550)

Bermuda—(0.18)%
Nabors Industries Ltd.	(68,681)	(1,015,792)

Canada—(0.30)%
MEG Energy Corp.	(38,700)	(1,107,086)
Turquoise Hill Resources Ltd.	(78,300)	(551,819)
Total Canada common stocks		(1,658,905)

Finland—(0.20)%
Sampo Oyj, A Shares	(27,754)	(1,107,484)

France—(0.03)%
JCDecaux SA	(6,022)	(165,513)

Germany—(0.25)%
Commerzbank AG	(56,860)	(764,915)
Infineon Technologies AG	(28,373)	(224,008)
Metro AG	(13,588)	(423,658)
Total Germany common stocks		(1,412,581)

Guernsey—(0.03)%
Resolution Ltd.	(38,826)	(159,159)

Japan—(0.76)%
Chubu Electric Power Co., Inc.	(61,200)	(791,642)
Hokuriku Electric Power Co.	(6,700)	(98,557)
Isetan Mitsukoshi Holdings Ltd.	(39,100)	(622,086)
Mitsubishi Estate Co. Ltd.	(42,000)	(1,363,594)
MS&AD Insurance Group Holdings	(14,100)	(377,360)
Nippon Electric Glass Co. Ltd.	(194,000)	(987,065)
Total Japan common stocks		(4,240,304)

Luxembourg—(0.13)%
ArcelorMittal	(61,596)	(753,757)

Spain—(0.02)%
Banco Popular Espanol SA	(168,063)	(130,806)

Sweden—(0.07)%
Hennes & Mauritz AB, B Shares	(3,047)	(107,803)
Investment AB Kinnevik, B Shares	(10,151)	(265,168)
Total Sweden common stocks		(372,971)

United States—(2.37)%
Allegheny Technologies, Inc.	(17,456)	(470,963)
Best Buy Co., Inc.	(53,082)	(1,379,601)
Cablevision Systems Corp., Class A	(88,621)	(1,316,908)
CBRE Group, Inc., Class A	(58,008)	(1,404,954)
Cobalt International Energy, Inc.	(41,901)	(1,170,714)

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – April 30, 2013 (unaudited)

	Shares	Value ($)
Investments sold short—(concluded)
Common stocks—(concluded)
United States—(concluded)
FMC Technologies, Inc.	(23,439)	(1,272,738)
Kinder Morgan Management LLC	(1,098)	(96,919)
Level 3 Communications, Inc.	(12,083)	(243,231)
MGM Resorts International	(34,592)	(488,439)
Peabody Energy Corp.	(49,962)	(1,002,238)
Pioneer Natural Resources Co.	(10,932)	(1,336,218)
QEP Resources, Inc.	(45,036)	(1,292,983)
Sirius XM Radio, Inc.	(22,617)	(73,505)
Tiffany & Co.	(4,427)	(326,181)
Vertex Pharmaceuticals, Inc.	(12,841)	(986,446)
Walter Energy, Inc.	(21,223)	(380,316)
Total United States common stocks		(13,242,354)
Total investments sold short (proceeds—$25,302,359)—(4.52)%		(25,276,176)
Other assets in excess of liabilities—3.77%		21,082,491
Net assets—100.00%		558,739,014

For a listing of defined portfolio acronyms, counterparty acronyms and currency abbreviations that are used throughout the Schedule of investments as well as the tables that follow, please refer to the end of the Portfolio.

Aggregate cost for federal income tax purposes before investments sold short was substantially the same for book purposes; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$34,636,842
Gross unrealized depreciation	(8,147,745)
Net unrealized appreciation	$26,489,097

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – April 30, 2013 (unaudited)

Written options

Number of contracts	Call options written	Expiration date	Premiums received($)	Current value($)	Unrealized appreciation (depreciation)($)
17	Apple, Inc., strike @ 515	10/19/13	93,425	(14,747)	78,678
150	Euro Stoxx 50 Index, strike @ 2,850	06/21/13	37,436	(25,483)	11,953
434	Euro Stoxx 50 Index, strike @ 2,875	06/21/13	96,899	(58,298)	38,601
435	Euro Stoxx 50 Index, strike @ 2,900	06/21/13	73,877	(37,237)	36,640
73	S&P 500 Index, strike @ 1,540	06/22/13	291,446	(485,450)	(194,004)
84	S&P 500 Index, strike @ 1,590	05/18/13	56,943	(154,560)	(97,617)
257	S&P 500 Index, strike @ 1,620	05/18/13	107,399	(114,109)	(6,710)
37	S&P 500 Index, strike @ 1,625	06/22/13	27,672	(46,065)	(18,393)
98	S&P 500 Index, strike @ 1,630	05/18/13	12,813	(23,520)	(10,707)
256	S&P 500 Index, strike @ 1,635	05/18/13	37,861	(44,800)	(6,939)
617	S&P 500 Index, strike @ 1,640	05/18/13	74,479	(77,125)	(2,646)
256	S&P 500 Index, strike @ 1,650	05/18/13	14,821	(17,920)	(3,099)
355	S&P 500 Index, strike @ 1,650	06/22/13	108,027	(191,700)	(83,673)
1,541	S&P 500 Index, strike @ 1,660	05/18/13	73,742	(80,132)	(6,390)
257	S&P 500 Index, strike @ 1,660	06/22/13	44,898	(95,090)	(50,192)
154	S&P 500 Index, strike @ 1,670	06/22/13	26,625	(38,500)	(11,875)
667	S&P 500 Index, strike @ 1,680	06/22/13	95,310	(112,723)	(17,413)
			1,273,673	(1,617,459)	(343,786)

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – April 30, 2013 (unaudited)

Written options – (concluded)

Number of contracts	Put options written	Expiration date	Premiums received($)	Current value($)	Unrealized appreciation (depreciation)($)
150	Euro Stoxx 50 Index, strike @ 2,150	06/21/13	24,761	(4,543)	20,218
869	Euro Stoxx 50 Index, strike @ 2,200	06/21/13	95,847	(38,911)	56,936
257	S&P 500 Index, strike @ 1,310	06/22/13	58,428	(24,415)	34,013
551	S&P 500 Index, strike @ 1,350	06/22/13	126,274	(85,405)	40,869
771	S&P 500 Index, strike @ 1,370	06/22/13	228,900	(150,345)	78,555
257	S&P 500 Index, strike @ 1,375	06/22/13	53,428	(53,428)	—
1,283	S&P 500 Index, strike @ 1,380	05/18/13	290,051	(32,075)	257,976
642	S&P 500 Index, strike @ 1,390	05/18/13	147,062	(3,210)	143,852
98	S&P 500 Index, strike @ 1,390	06/22/13	78,194	(23,520)	54,674
2,459	S&P 500 Index, strike @ 1,400	05/18/13	471,267	(73,770)	397,497
257	S&P 500 Index, strike @ 1,400	06/22/13	63,708	(63,708)	—
898	S&P 500 Index, strike @ 1,410	05/18/13	329,767	(31,430)	298,337
770	S&P 500 Index, strike @ 1,420	05/18/13	174,267	(38,500)	135,767
385	S&P 500 Index, strike @ 1,420	06/22/13	228,089	(115,500)	112,589
873	S&P 500 Index, strike @ 1,430	05/18/13	216,095	(39,285)	176,810
513	S&P 500 Index, strike @ 1,430	06/22/13	204,119	(200,070)	4,049
257	S&P 500 Index, strike @ 1,440	05/18/13	57,948	(14,135)	43,813
385	S&P 500 Index, strike @ 1,440	06/22/13	207,089	(149,380)	57,709
1,411	S&P 500 Index, strike @ 1,450	05/18/13	162,206	(84,660)	77,546
513	S&P 500 Index, strike @ 1,450	06/22/13	234,899	(229,311)	5,588
257	S&P 500 Index, strike @ 1,460	05/18/13	29,013	(19,275)	9,738
257	S&P 500 Index, strike @ 1,470	05/18/13	50,858	(21,845)	29,013
257	S&P 500 Index, strike @ 1,480	05/18/13	40,578	(26,985)	13,593
257	S&P 500 Index, strike @ 1,490	05/18/13	48,288	(35,980)	12,308
514	S&P 500 Index, strike @ 1,510	07/20/13	1,036,982	(858,380)	178,602
103	S&P 500 Index, strike @ 1,540	05/18/13	82,183	(38,110)	44,073
71	S&P 500 Index, strike @ 1,545	06/22/13	269,550	(117,860)	151,690
257	S&P 500 Index, strike @ 1,550	05/18/13	142,058	(123,360)	18,698
50	S&P 500 Index, strike @ 1,555	06/22/13	194,895	(91,500)	103,395
45	S&P 500 Index, strike @ 1,560	06/22/13	161,905	(82,350)	79,555
13	S&P 500 Index, strike @ 1,580	06/22/13	42,873	(32,240)	10,633
25	S&P 500 Index, strike @ 1,585	06/22/13	74,197	(66,625)	7,572
15	S&P 500 Index, strike @ 1,590	06/22/13	44,969	(42,000)	2,969
			5,670,748	(3,012,111)	2,658,637
			6,944,421	(4,629,570)	2,314,851

Written option activity for the nine months ended April 30, 2013 was as follows:

	Number of	Premiums
	Contracts	received ($)
Options outstanding at July 31, 2012	3,643	1,815,494
Options written	86,046	25,298,201
Options terminated in closing purchase transactions	(25,820)	(11,704,522)
Options expired prior to exercise	(42,461)	(8,464,752)
Options outstanding at April 30, 2013	21,408	6,944,421

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – April 30, 2013 (unaudited)

Swaptions and foreign exchange written options

Notional amount (000)		Calls written	Counterparty	Pay/ receive floating rate	Expiration date	Premiums received($)	Current value($)	Unrealized appreciation (depreciation)($)
EUR	12,500	6 Month EURIBOR Interest Rate Swap, strike @ 1.70%; terminating 07/23/24[2]	RBS	Receive	07/21/14	325,863	(360,026)	(34,163)
EUR	1,000	6 Month EURIBOR Interest Rate Swap, strike @ 2.80%; terminating 01/21/25[2]	RBS	Receive	01/19/15	59,699	(117,625)	(57,926)
EUR	8,600	6 Month EURIBOR Interest Rate Swap, strike @ 2.80%; terminating 02/11/25[2]	BB	Receive	02/09/15	473,168	(1,006,352)	(533,184)
USD	11,330	3 Month USD LIBOR Interest Rate Swap, strike @ 2.80%; terminating 04/10/44[2]	BB	Receive	04/08/14	555,169	(531,917)	23,252
USD	9,270	3 Month USD LIBOR Interest Rate Swap, strike @ 2.80%; terminating 04/10/44[2]	RBS	Receive	04/08/14	454,810	(435,205)	19,605
USD	23,000	USD Call/CNY Put, strike @ CNY 6.38	RBS	n/a	12/11/13	23,000	(28,175)	(5,175)
USD	23,000	USD Call/JPY Put, strike @ JPY 84.50	RBS	n/a	12/11/13	957,974	(3,106,426)	(2,148,452)
USD	1,250	USD Call/JPY Put, strike @ JPY 88	BB	n/a	05/16/14	50,525	(133,516)	(82,991)
USD	2,500	USD Call/JPY Put, strike @ JPY 105	BB	n/a	05/13/14	45,900	(48,083)	(2,183)
						2,946,108	(5,767,325)	(2,821,217)

		Puts written
USD	23,000	USD Put/CNY Call, strike @ CNY 6.38	RBS	n/a	12/11/13	549,700	(619,390)	(69,690)
USD	9,000	USD Put/JPY Call, strike @ JPY 67	RBS	n/a	02/09/15	423,000	(16,668)	406,332
USD	1,000	USD Put/JPY Call, strike @ JPY 68	RBS	n/a	12/10/15	84,275	(5,645)	78,630
USD	1,250	USD Put/JPY Call, strike @ JPY 71	BB	n/a	05/16/14	67,475	(1,385)	66,090
USD	11,700	USD Put/JPY Call, strike @ JPY 75	RBS	n/a	08/15/13	592,605	(424)	592,181
USD	23,000	USD Put/JPY Call, strike @ JPY 79.50	RBS	n/a	12/11/13	332,577	(24,221)	308,356
USD	2,500	USD Put/JPY Call, strike @ JPY 95	BB	n/a	05/13/14	82,850	(84,230)	(1,380)
						2,132,482	(751,963)	1,380,519
						5,078,590	(6,519,288)	(1,440,698)

Swaption and foreign exchange written option activity for the nine months ended April 30, 2013 was as follows:

Premiums
received ($)
Swaptions and foreign exchange options outstanding at July 31, 2012	5,134,778
Swaptions and foreign exchange options written	3,022,572
Swaptions and foreign exchange options terminated in closing purchase transactions	(3,078,760)
Swaptions and foreign exchange options outstanding at April 30, 2013	5,078,590

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – April 30, 2013 (unaudited)

Futures contracts

Number of contracts	Currency		Expiration date	Cost ($)	Current value ($)	Unrealized appreciation (depreciation)($)
US Treasury futures buy contracts:
711	USD	US Treasury Note 10 Year Futures	June 2013	93,705,341	94,818,516	1,113,175

Index futures buy contracts:
84	CAD	S&P TSE 60 Index Futures	June 2013	12,232,240	11,845,265	(386,975)
11	EUR	AEX Index Futures	May 2013	980,875	1,007,772	26,897
60	EUR	DAX Index Futures	June 2013	15,249,045	15,664,573	415,528
54	EUR	EURO STOXX 50 Index Futures	June 2013	1,847,586	1,900,157	52,571
99	GBP	FTSE 100 Index Futures	June 2013	9,814,781	9,835,932	21,151
90	HKD	H-Shares Index Futures	May 2013	6,156,180	6,301,252	145,072
113	HKD	Hang Seng Index Futures	May 2013	16,257,033	16,456,537	199,504
54	JPY	TOPIX Index Futures	June 2013	5,931,836	6,469,356	537,520
634	USD	MSCI EAFE Mini Index Futures	June 2013	52,821,542	55,183,360	2,361,818
367	USD	NASDAQ 100 E-Mini Index Futures	June 2013	20,495,721	21,139,200	643,479
968	USD	S&P 500 E-Mini Index Futures	June 2013	74,448,242	77,062,480	2,614,238

Interest rate futures buy contracts:
10	CAD	Canada Government Bond 10 Year Futures	June 2013	1,316,817	1,359,447	42,630
119	EUR	German Euro Bund Futures	June 2013	22,534,295	22,996,882	462,587
111	GBP	United Kingdom Long Gilt Bond Futures	June 2013	20,035,035	20,732,987	697,952
				353,826,569	362,773,716	8,947,147

Number of contracts	Currency		Expiration date	Proceeds ($)	Current value ($)	Unrealized appreciation (depreciation)($)
US Treasury futures sell contracts:
110	USD	Ultra Long US Treasury Bond Futures	June 2013	17,447,432	18,077,813	(630,381)

Index futures sell contracts:
85	AUD	ASX SPI 200 Index Futures	June 2013	11,101,576	11,399,862	(298,286)
38	CHF	Swiss Market Index Futures	June 2013	3,118,546	3,222,606	(104,060)
500	EUR	CAC 40 Index Futures	May 2013	23,810,938	25,046,309	(1,235,371)
255	EUR	EURO STOXX 50 Index Futures	June 2013	8,825,949	8,972,966	(147,017)
133	EUR	FTSE MIB Index Futures	June 2013	13,652,154	14,519,628	(867,474)
76	EUR	IBEX 35 Index Futures	May 2013	7,916,068	8,433,300	(517,232)
1	GBP	FTSE 100 Index Futures	June 2013	99,122	99,353	(231)
7	HKD	Hang Seng Index Futures	May 2013	999,058	1,019,431	(20,373)
48	JPY	TOPIX Index Futures	June 2013	4,878,171	5,750,539	(872,368)
127	SEK	OMX 30 Index Futures	May 2013	2,269,762	2,352,379	(82,617)
261	USD	MSCI Taiwan Index Futures	May 2013	7,522,229	7,634,250	(112,021)
408	USD	Russell 2000 Mini Index Futures	June 2013	38,018,154	38,560,080	(541,926)
627	USD	S&P 500 E-Mini Index Futures	June 2013	49,151,694	49,915,470	(763,776)

Interest rate futures sell contracts:
55	AUD	Australian Treasury Bond 10 Year Futures	June 2013	6,843,334	7,131,954	(288,620)
354	CAD	Canada Government Bond 10 Year Futures	June 2013	47,750,337	48,124,432	(374,095)
70	EUR	EURO OAT Futures	June 2013	12,430,347	12,900,942	(470,595)
15	GBP	United Kingdom Long Gilt Bond Futures	June 2013	2,713,533	2,801,755	(88,222)
175	JPY	JGB MINI 10 Year Futures	June 2013	26,047,090	25,979,624	67,466
				284,595,494	291,942,693	(7,347,199)
						1,599,948

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – April 30, 2013 (unaudited)

Forward foreign currency contracts

Counterparty	Contracts to deliver		In exchange for		Maturity date	Unrealized appreciation (depreciation)($)
BB	AUD	1,640,594	USD	1,664,504	06/12/13	(31,087)
BB	AUD	13,403,158	USD	13,720,241	06/19/13	(125,172)
BB	CAD	1,950,000	USD	1,952,218	05/13/13	17,169
BB	CAD	7,280,156	USD	7,417,226	05/23/13	194,539
BB	CAD	5,314	USD	5,184	06/05/13	(87)
BB	CAD	19,001,441	USD	18,489,102	06/19/13	(350,700)
BB	CAD	11,915,760	USD	11,865,179	06/21/13	51,323
BB	CHF	1,030,000	USD	1,130,467	05/13/13	22,598
BB	CHF	13,971,221	USD	14,756,799	06/19/13	(276,203)
BB	CNY	29,997,380	USD	4,773,005	08/28/13	(65,749)
BB	CNY	29,997,380	USD	4,773,005	08/29/13	(65,571)
BB	EUR	3,597,936	USD	4,873,724	05/13/13	135,119
BB	EUR	9,724,948	USD	12,993,027	05/28/13	183,713
BB	EUR	32,248,655	USD	42,268,851	06/05/13	(209,994)
BB	EUR	3,062,119	USD	3,930,665	06/19/13	(103,232)
BB	EUR	13,518,331	USD	17,660,754	06/24/13	(148,289)
BB	EUR	3,575,794	USD	4,591,888	07/10/13	(119,386)
BB	EUR	383,072	USD	500,000	07/17/13	(4,740)
BB	EUR	383,007	USD	500,000	07/18/13	(4,658)
BB	GBP	4,272,519	USD	6,692,106	05/13/13	55,875
BB	GBP	876,009	USD	1,301,319	06/05/13	(59,124)
BB	GBP	620,482	USD	940,031	06/12/13	(23,540)
BB	JPY	67,851,977	USD	728,045	06/12/13	31,881
BB	JPY	373,000,000	USD	3,986,009	07/10/13	158,371
BB	JPY	92,602,100	USD	1,000,000	08/21/13	49,461
BB	JPY	2,137,770,232	USD	24,293,092	08/23/13	2,349,039
BB	JPY	1,053,135,791	USD	11,998,676	08/26/13	1,188,068
BB	JPY	1,053,123,793	USD	11,998,676	08/27/13	1,188,109
BB	JPY	94,777,900	USD	1,000,000	08/28/13	27,075
BB	JPY	48,134,700	USD	500,000	08/29/13	5,878
BB	NOK	12,642,727	USD	2,198,082	06/19/13	9,530
BB	NZD	23,005,355	USD	19,036,620	06/19/13	(618,142)
BB	SEK	2,400,000	USD	377,688	05/13/13	7,460
BB	SEK	14,668,159	USD	2,237,202	06/19/13	(23,674)
BB	SEK	55,414,811	USD	8,620,970	06/19/13	79,609
BB	SGD	5,686,857	USD	4,650,000	05/21/13	32,899
BB	SGD	735,822	USD	590,212	06/12/13	(7,201)
BB	SGD	3,670,806	USD	2,942,577	06/19/13	(37,762)
BB	SGD	450,000	USD	363,626	07/10/13	(1,737)
BB	SGD	8,448,512	USD	6,830,502	10/21/13	(29,643)
BB	USD	1,809,354	AUD	1,775,825	06/19/13	25,066
BB	USD	1,283,128	AUD	1,232,627	06/19/13	(9,829)
BB	USD	2,111,533	CAD	2,142,733	06/19/13	12,972
BB	USD	15,755,859	EUR	12,071,374	06/05/13	144,898
BB	USD	30,496,681	EUR	23,435,739	06/19/13	376,494
BB	USD	15,235,408	GBP	10,218,130	06/19/13	632,084
BB	USD	4,650,000	INR	260,190,750	05/21/13	162,669

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – April 30, 2013 (unaudited)

Forward foreign currency contracts – (continued)

Counterparty	Contracts to deliver		In exchange for		Maturity date	Unrealized appreciation (depreciation)($)
BB	USD	6,773,834	INR	379,673,405	10/21/13	58,023
BB	USD	8,179,309	JPY	808,021,786	06/19/13	111,371
BB	USD	3,199,366	JPY	306,329,379	06/19/13	(56,283)
BB	USD	4,740,914	JPY	463,732,000	07/24/13	18,224
BB	USD	73,000,000	JPY	6,476,757,100	08/21/13	(6,517,582)
BB	USD	3,270,105	NOK	18,743,480	06/19/13	(25,466)
BB	USD	576,185	NOK	3,368,368	06/19/13	6,905
BB	USD	1,213,119	NZD	1,446,738	06/19/13	22,910
BNP	AUD	900,000	USD	920,464	05/13/13	(11,791)
BNP	AUD	31,780	USD	32,390	06/05/13	(472)
BNP	AUD	98,647	USD	100,868	06/12/13	(1,086)
BNP	AUD	37,576	USD	38,951	06/12/13	115
BNP	AUD	1,900,000	USD	1,975,041	07/10/13	15,327
BNP	AUD	11,200,000	USD	11,453,456	09/24/13	(37,410)
BNP	CAD	2,191,100	USD	2,238,100	05/22/13	64,247
BNP	CAD	461,702	USD	449,452	06/05/13	(8,469)
BNP	CNY	6,248,000	USD	1,000,000	08/22/13	(8,062)
BNP	CNY	150,118,212	USD	23,907,981	08/23/13	(311,430)
BNP	CNY	33,083,672	USD	5,273,005	08/26/13	(63,979)
BNP	CNY	29,938,672	USD	4,773,005	08/27/13	(56,457)
BNP	CNY	8,177,000	USD	1,300,000	08/28/13	(18,998)
BNP	CNY	12,523,000	USD	2,000,000	08/29/13	(19,959)
BNP	DKK	1,200,000	USD	206,743	07/10/13	(5,390)
BNP	EUR	429,232	USD	558,747	06/05/13	(6,649)
BNP	EUR	553,334	USD	721,453	06/12/13	(7,450)
BNP	GBP	9,247	USD	13,998	06/05/13	(362)
BNP	GBP	42,074	USD	64,413	06/12/13	(926)
BNP	GBP	400,000	USD	604,208	07/10/13	(16,871)
BNP	JPY	8,084,391	USD	82,690	06/12/13	(256)
BNP	JPY	32,517,174	USD	340,036	06/12/13	6,408
BNP	JPY	100,000,000	USD	1,013,400	07/10/13	(12,776)
BNP	JPY	47,974,050	USD	500,000	08/26/13	7,539
BNP	JPY	136,020,750	USD	1,500,000	08/30/13	103,683
BNP	NOK	1,000,000	USD	171,691	07/10/13	(1,282)
BNP	SEK	54,785	USD	8,403	06/05/13	(44)
BNP	SEK	2,208,589	USD	341,275	06/05/13	747
BNP	USD	269,850	AUD	261,660	06/12/13	582
BNP	USD	35,000,000	CNY	219,730,000	08/21/13	452,882
BNP	USD	1,200,000	CNY	7,563,000	08/29/13	19,911
BNP	USD	948,193	EUR	727,298	06/05/13	9,825
BNP	USD	343,645	GBP	226,628	06/12/13	8,294
BNP	USD	201,308	JPY	19,998,055	06/12/13	3,873
BNP	USD	45,848	JPY	4,342,738	06/12/13	(1,291)
BNP	USD	12,157,562	MXN	150,000,000	10/22/13	22,847
BNP	USD	22,743	SGD	28,424	06/12/13	335
MSCI	AUD	1,517,271	USD	1,573,918	06/19/13	6,583
MSCI	AUD	9,087,409	USD	9,317,684	06/19/13	(69,576)

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – April 30, 2013 (unaudited)

Forward foreign currency contracts – (continued)

Counterparty	Contracts to deliver		In exchange for		Maturity date	Unrealized appreciation (depreciation)($)
MSCI	CAD	14,787,168	USD	14,387,059	06/19/13	(274,319)
MSCI	CHF	8,929,519	USD	9,449,838	06/19/13	(158,304)
MSCI	EUR	858,542	USD	1,121,136	06/19/13	(9,868)
MSCI	JPY	113,520,893	USD	1,180,787	06/19/13	16,010
MSCI	NOK	11,111,253	USD	1,937,987	06/19/13	14,544
MSCI	NZD	13,142,735	USD	10,842,070	06/19/13	(386,504)
MSCI	SEK	22,173,701	USD	3,385,109	06/19/13	(32,633)
MSCI	SEK	29,450,879	USD	4,631,229	06/19/13	91,819
MSCI	SGD	11,976,837	USD	9,606,221	06/19/13	(117,811)
MSCI	USD	3,711,804	AUD	3,622,156	06/19/13	29,869
MSCI	USD	6,595,601	CAD	6,775,990	06/19/13	122,748
MSCI	USD	17,831,675	EUR	13,656,929	06/19/13	159,341
MSCI	USD	10,489,404	GBP	7,059,317	06/19/13	472,843
MSCI	USD	3,499,164	JPY	343,040,562	06/19/13	20,592
MSCI	USD	4,420,633	JPY	419,850,272	06/19/13	(112,773)
MSCI	USD	6,713,634	NOK	39,668,160	06/19/13	153,226
RBS	AUD	872	USD	913	06/05/13	12
RBS	CAD	2,281,880	USD	2,351,508	05/21/13	87,538
RBS	CAD	13,219	USD	12,924	06/05/13	(186)
RBS	CAD	11,252,505	USD	11,189,731	06/20/13	33,203
RBS	CAD	1,660,000	USD	1,632,123	07/10/13	(12,961)
RBS	CHF	1,700,000	USD	1,792,631	07/10/13	(36,991)
RBS	CNY	219,730,000	USD	35,245,948	08/21/13	(206,934)

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – April 30, 2013 (unaudited)

Forward foreign currency contracts – (concluded)

Counterparty	Contracts to deliver		In exchange for		Maturity date	Unrealized appreciation (depreciation)($)
RBS	CNY	6,296,500	USD	1,000,000	08/26/13	(15,737)
RBS	CNY	3,152,750	USD	500,000	08/27/13	(8,576)
RBS	EUR	381,581	USD	497,355	06/05/13	(5,275)
RBS	EUR	12,452	USD	16,258	06/12/13	(145)
RBS	EUR	4,921,811	USD	6,420,148	07/16/13	(64,843)
RBS	GBP	9,683	USD	14,709	06/05/13	(329)
RBS	GBP	38,194	USD	57,657	06/12/13	(1,656)
RBS	HKD	2,600,000	USD	335,280	05/08/13	226
RBS	HKD	1,375,637	USD	177,219	06/13/13	(88)
RBS	HKD	12,484,542	USD	1,610,270	06/13/13	1,122
RBS	HKD	3,900,000	USD	502,657	07/10/13	(81)
RBS	JPY	253,000,000	USD	2,705,030	05/13/13	109,626
RBS	JPY	9,695,757	USD	98,282	06/12/13	(1,197)
RBS	JPY	6,384,155,000	USD	65,321,741	08/21/13	(210,139)
RBS	JPY	99,467,500	USD	1,000,000	08/22/13	(21,019)
RBS	JPY	93,513,900	USD	1,000,000	08/27/13	40,057
RBS	JPY	1,148,096,495	USD	13,104,778	08/28/13	1,319,204
RBS	JPY	2,245,708,024	USD	25,604,778	08/29/13	2,551,698
RBS	SEK	29,471	USD	4,540	06/05/13	(4)
RBS	SEK	3,800,000	USD	584,271	07/10/13	(1,174)
RBS	SGD	20,410	USD	16,493	06/12/13	(78)
RBS	USD	497	AUD	486	06/05/13	5
RBS	USD	6,550	CAD	6,745	06/05/13	140
RBS	USD	1,002,728	CNY	6,248,000	08/22/13	5,334
RBS	USD	24,092,154	CNY	150,118,212	08/23/13	127,257
RBS	USD	6,320,041	CNY	39,380,172	08/26/13	32,681
RBS	USD	5,310,772	CNY	33,091,422	08/27/13	27,265
RBS	USD	6,126,526	CNY	38,174,380	08/28/13	31,226
RBS	USD	5,610,236	CNY	34,957,380	08/29/13	28,387
RBS	USD	558,397	EUR	430,806	06/05/13	9,073
RBS	USD	41,787	GBP	27,511	06/12/13	936
RBS	USD	19,486	HKD	151,251	06/13/13	9
RBS	USD	87,374	HKD	677,815	06/13/13	(9)
RBS	USD	1,017,779	JPY	99,467,500	08/22/13	3,240
RBS	USD	21,874,695	JPY	2,137,770,232	08/23/13	69,358
RBS	USD	11,267,317	JPY	1,101,109,841	08/26/13	35,752
RBS	USD	11,733,310	JPY	1,146,637,693	08/27/13	37,200
RBS	USD	12,718,210	JPY	1,242,874,396	08/28/13	40,289
RBS	USD	23,472,905	JPY	2,293,842,725	08/29/13	74,296
RBS	USD	1,391,915	JPY	136,020,750	08/30/13	4,402
						2,577,587

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – April 30, 2013 (unaudited)

Interest rate swaps

				Rate type		Upfront
Counterparty	Notional amount (000)		Termination date	Payments made by the Portfolio(%)[9]	Payments received by the Portfolio(%)[9]	payments received (made)($)	Value($)	Unrealized appreciation (depreciation)($)
BB	EUR	800	03/14/27	6 Month EURIBOR	2.770	—	37,254	37,254
BB	EUR	400	03/14/47	2.780	6 Month EURIBOR	—	(36,366)	(36,366)
BB	GBP	1,200	01/30/18	1.201	6 Month GBP LIBOR	—	(28,285)	(28,285)
BB	USD	1,900	02/01/18	3 Month USD LIBOR	1.044	—	23,408	23,408
RBS	EUR	3,100	11/03/17	0.820	6 Month EURIBOR	—	—	—
RBS	EUR	1,370	11/03/21	6 Month EURIBOR	1.478	—	—	—
RBS	EUR	17,520	03/22/27	6 Month EURIBOR	2.645	—	549,598	549,598
RBS	EUR	10,260	03/27/27	6 Month EURIBOR	2.615	—	282,292	282,292
RBS	EUR	3,720	03/27/27	6 Month EURIBOR	2.681	—	131,243	131,243
RBS	EUR	7,500	03/22/47	2.671	6 Month EURIBOR	—	(449,935)	(449,935)
RBS	EUR	4,400	03/27/47	2.644	6 Month EURIBOR	—	(229,482)	(229,482)
RBS	EUR	1,600	03/27/47	2.710	6 Month EURIBOR	—	(113,115)	(113,115)
						—	166,612	166,612

Credit default swaps on corporate and sovereign issues - sell protection10

					Rate type
Counterparty	Referenced obligations[11]	Notional amount (000)		Termination date	Payments received by the Portfolio(%)[9]	Upfront payments received (made)($)	Value($)	Unrealized appreciation($)	Credit spread[12]
BB	CDX North America High Yield Index	USD	11,300	06/20/18	5.000	(340,973)	692,106	351,133	3.64
RBS	CDX North America High Yield Index	USD	15,100	06/20/18	5.000	(464,936)	924,849	459,913	3.64
						(805,909)	1,616,955	811,046

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – April 30, 2013 (unaudited)

Variance Swaps2,13

Counterparty	Notional amount (000)		Termination date	Pay/ receive variance	Reference entity	Volatility strike price(%)	Upfront payments received (made)($)	Value($)	Unrealized appreciation (depreciation)($)
BB	GBP	9	12/20/13	Pay	FTSE 100 Index	27.95	—	142,643	142,643
BB	HKD	86	12/30/13	Receive	China Enterprises Index (Hang Seng)	37.75	—	(135,067)	(135,067)
BNP	GBP	5	12/20/13	Pay	FTSE 100 Index	24.00	—	60,696	60,696
BNP	GBP	25	12/20/13	Pay	FTSE 100 Index	27.50	—	380,824	380,824
BNP	GBP	5	12/19/14	Pay	FTSE 100 Index	25.00	—	47,975	47,975
BNP	GBP	10	12/19/14	Pay	FTSE 100 Index	25.20	—	99,291	99,291
BNP	GBP	13	12/19/14	Pay	FTSE 100 Index	26.90	—	155,500	155,500
BNP	GBP	2	12/19/14	Pay	FTSE 100 Index	28.20	—	31,920	31,920
BNP	GBP	4	12/19/14	Pay	FTSE 100 Index	28.50	—	56,479	56,479
BNP	HKD	85	12/30/13	Receive	China Enterprises Index (Hang Seng)	32.60	—	(89,601)	(89,601)
BNP	HKD	254	12/30/13	Receive	China Enterprises Index (Hang Seng)	37.40	—	(388,900)	(388,900)
BNP	HKD	85	12/30/14	Receive	China Enterprises Index (Hang Seng)	33.30	—	(74,247)	(74,247)
BNP	HKD	15	12/30/14	Receive	China Enterprises Index (Hang Seng)	33.50	—	(13,214)	(13,214)
BNP	HKD	129	12/30/14	Receive	China Enterprises Index (Hang Seng)	33.65	—	(118,000)	(118,000)
BNP	HKD	53	12/30/14	Receive	China Enterprises Index (Hang Seng)	34.00	—	(49,946)	(49,946)
BNP	HKD	41	12/30/14	Receive	China Enterprises Index (Hang Seng)	34.25	—	(39,545)	(39,545)
							—	66,808	66,808

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2013 in valuing the Portfolio’s investments:

	Unadjusted quoted prices in active markets for identical investments (Level 1) ($)	Other significant observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)
Common stocks	187,424,512	—	226,929	187,651,441
Rights	54,926	—	—	54,926
US government obligations	—	46,098,166	—	46,098,166
Corporate notes	—	25,698,589	—	25,698,589
Non-US government obligations	—	15,652,962	—	15,652,962
Time deposits	—	45,172,083	—	45,172,083
Short-term US government obligations	—	201,497,196	—	201,497,196
Repurchase agreement	—	24,542,000	—	24,542,000
Options and swaptions purchased	8,025,993	8,539,343	—	16,565,336
Common stocks sold short	(25,276,176)	—	—	(25,276,176)
Written options	(4,614,823)	(14,747)	—	(4,629,570)
Swaptions and foreign exchange written options	—	(6,519,288)	—	(6,519,288)
Futures contracts, net	1,599,948	—	—	1,599,948
Forward foreign currency contracts, net	—	2,577,587	—	2,577,587
Swap agreements, net	—	1,850,375	—	1,850,375
Total	167,214,380	365,094,266	226,929	532,535,575

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – April 30, 2013 (unaudited)

At April 30, 2013, there were no transfers between Level 1 and Level 2. At July 31, 2012, $69,935,376 of foreign securities and instruments were classified as Level 2 of the fair value hierarchy pursuant to the Portfolio’s fair valuation procedures.

The following is a rollforward of the Portfolio’s investment that was valued using unobservable inputs (Level 3) for the nine months ended April 30, 2013:

Common stock ($)
Beginning balance	—
Purchases	368,576
Sales	(115,976)
Accrued discounts/(premiums)	—
Total realized gain/(loss)	25,913
Net change in unrealized appreciation/depreciation	(51,584)
Transfers into Level 3	—
Transfers out of Level 3	—
Ending balance	226,929

The change in net unrealized appreciation/depreciation relating to the Level 3 investment held April 30, 2013 was $(51,584).

Portfolio footnotes

*	Non-income producing security.
1	Security is being fair valued by a valuation committee under the direction of the board of trustees.
2	Illiquid securities and other instruments representing 1.23% of net assets as of April 30, 2013.
3	Security, or portion thereof, pledged as collateral for investments sold short, written options or futures.
4

Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. At April 30, 2013, the value of these securities amounted to 2.19% of net assets.

5	Variable or floating rate security. The interest rate shown is the current rate as of April 30, 2013 and changes periodically.
6	Perpetual bond security. The maturity date reflects the next call date.

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – April 30, 2013 (unaudited)

7	Step bond that converts to the noted fixed rate at a designated future date.
8	Rate shown is the discount rate at date of purchase.
9	Payments made/received are based on the notional amount.
10

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of the particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

11	Payments from/to the counterparty will be received/made upon the occurrence of a failure to pay, obligation acceleration, repudiation or restructuring of the referenced obligation.
12

Credit spreads, represented in absolute terms, utilized in determining the market value as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity.

13

At the maturity date, a net cash flow is exchanged, where the payoff amount is equivalent to the difference between the realized price variance of the reference entity and the strike price multiplied by the notional amount. As a receiver of the realized price variance, the Portfolio would receive the payoff amount when the realized price variance of the reference entity is greater than the strike price and would owe the payoff amount when the variance is less than the strike price. As a payer of the realized price variance, the Portfolio would owe the payoff amount when the realized price variance of the reference entity is greater than the strike price and would receive the payoff amount when the variance is less than the strike price.

For more information regarding the Portfolio’s other significant accounting policies, please refer to the Portfolio’s semiannual report to shareholders dated January 31, 2013.

Portfolio acronyms:
ABS	Asset-backed Security
ADR	American Depositary Receipt
AEX	Amsterdam Exchange Index
AGC	Associated General Contractors
AGM	Assured Guaranty Municipal Corporation
AMBAC	American Municipal Bond Assurance Corporation
ARM	Adjustable Rate Mortgage—The interest rate shown is the current rate as of April 30, 2013.
ASX	Australian Securities Exchange
BHAC	Berkshire Hathaway Assurance Corporation
BOBL	Bundesobligationen
CAC 40	French Stock Market Index
CDO	Collateralized Debt Obligation
CLO	Collateralized Loan Obligation
CETIP	Central of Custody and Settlement of Private Bonds
COFI	Cost of Funds Index
DAX	German Stock Index
ETN	Exchange Traded Notes
EURIBOR	Euro Interbank Offered Rate
FGIC	Financial Guaranty Insurance Company
FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GDR	Global Depositary Receipt
GMAC	General Motors Acceptance Corporation
GMTN	Global Medium Term Note
GNMA	Government National Mortgage Association
GTD	Guaranteed
IBC	Insured Bond Certificate
IBEX 35	Spanish Exchange Index
ICC	International Code Council

ILB

Inflation-linked bond (“ILB”) is a debt security whose principal and/or interest payments are adjusted for inflation, unlike debt securities that make fixed principal and interest payments. The interest rate paid by the securities is fixed, while the principal value rises or falls based on changes in an index. Thus, if inflation occurs, the principal and interest payments on the securities are adjusted accordingly to protect investors from inflationary loss. During a deflationary period, the principal and interest payments decrease, although the securities’ principal amounts will not drop below their face amounts at maturity. In exchange for the inflation protection, the securities generally pay lower interest rates than typical government securities from the issuers’ country. Only if inflation occurs will securities offer a higher real yield than a conventional security of the same maturity.

JGB	Japan Government Bond
LIBOR	London Interbank Offered Rate
MLCC	Merrill Lynch Credit Corporation
MTN	Medium Term Note
NATL-RE	National Reinsurance
NCUA	National Credit Union Administration
NVDR	Non Voting Depositary Receipt
OJSC	Open Joint Stock Company
OMX 30	Stockholm Stock Exchange
PSF	Permanent School Fund
REIT	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
S&P	Standard and Poor’s Ratings Group
SCSDE	South Carolina School District Enhancement
STRIP	Separate Trading of Registered Interest and Principal of Securities
TBA

(To Be Announced) Security is purchased on a forward commitment basis with an approximate principal amount (generally +/- 1.0%) and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement when the specific mortgage pools are assigned.

TIPS

Treasury inflation protected securities (“TIPS”) are debt securities issued by the US Treasury whose principal and/or interest payments are adjusted for inflation, unlike debt securities that make fixed principal and interest payments. The interest rate paid by the TIPS is fixed, while the principal value rises or falls based on changes in a published Consumer Price Index (“CPI”). Thus, if inflation occurs, the principal and interest payments on TIPS are adjusted accordingly to protect investors from inflationary loss. During a deflationary period, the principal and interest payments decrease, although the TIPS principal amounts will not drop below their face amounts at maturity. In exchange for the inflation protection, the TIPS generally pay lower interest rates than typical US Treasury securities. Only if inflation occurs will TIPS offer a higher real yield than a conventional Treasury bond of the same maturity.

TOPIX	Tokyo Stock Exchange
VA	Veterans Administration
VVPR	Verminderde Voorheffing Precompte Reduit (Belgium dividend coupon)

Currency type abbreviations:
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNY	Chinese Yuan Renminbi
DKK	Danish Krone
EUR	Euro
GBP	Great Britain Pound
HKD	Hong Kong Dollar
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Rupiah
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peruvian Nouveau Sol
PHP	Philippine Peso
PLN	Polish Zloty
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
USD	United States Dollar

Counterparty abbreviations:
BB	Barclays Bank PLC
BNP	BNP Paribas
BOA	Bank of America
CITI	Citibank NA
CSI	Credit Suisse International
DB	Deutsche Bank AG
GS	Goldman Sachs
GSB	Goldman Sachs Bank
GSCM	Goldman Sachs Capital Management
GSI	Goldman Sachs International
HSBC	HSBC Bank PLC
JPMCB	JPMorgan Chase Bank
MSC	Morgan Stanley & Co., Inc.
MSCI	Morgan Stanley & Co. International PLC
RBC	Royal Bank of Canada
RBS	Royal Bank of Scotland PLC
SG	Societe Generale
SSC	State Street Bank and Trust Co.
TDB	Toronto Dominion Bank
WBC	Westpac Banking Corp.

PACE Select Advisors Trust

Each Portfolio calculates its net asset value on days that the New York Stock Exchange (“NYSE”) is open. A Portfolio calculates net asset value separately for each class as of the close of regular trading on the NYSE (generally, 4:00 p.m., Eastern time). If trading on the NYSE is halted for the day before 4:00 p.m., Eastern time, a Portfolio’s net asset value per share will be calculated as of the time trading was halted.

PACE Money Market Investments’ net asset value per share is expected to be $1.00 per share, although this value is not guaranteed. PACE Money Market Investments values its securities at amortized cost. This method uses a constant amortization to maturity of the difference between the cost of the instrument to the fund and the amount due at maturity.

Each Portfolio (other than PACE Money Market Investments) calculates its net asset value based on the current market value, where available, for its portfolio securities. The Portfolios normally obtain market values for their securities and other instruments from independent pricing sources and broker-dealers. Independent pricing sources may use reported last sale prices, official market closing prices, current market quotations or valuations from computerized evaluation systems that derive values based on comparable securities or instruments. An evaluation system incorporates parameters such as security quality, maturity and coupon, and/or research and evaluations by its staff, including review of broker-dealer market price quotations, if available, in determining the valuation of the portfolio securities or instruments. If a market value is not readily available from an independent pricing source for a particular security or instrument, that security or instrument is valued at fair value as determined in good faith by or under the direction of the board of trustees (the “board”).

The amortized cost method of valuation, which approximates market value, generally is used to value short-term debt instruments with 60 days or less remaining to maturity, unless the board determines that this does not represent fair value. Investments in open-end investment companies are valued at the daily closing net asset value of the respective investment company. Pursuant to the Portfolios’ use of the practical expedient within ASC Topic 820, investments in non-registered investment companies are also valued at the daily closing net asset value. All investments quoted in foreign currencies will be valued daily in US dollars on the basis of the foreign currency exchange rates prevailing at the time such valuation is determined by the Portfolios’ custodian and accounting agent. Foreign currency exchange rates are generally determined as of the close of the NYSE.

Securities and instruments traded in the over-the-counter (“OTC”) market and listed on The NASDAQ Stock Market, Inc. (“NASDAQ”) normally are valued at the NASDAQ Official Closing Price. Other OTC securities are valued at the last bid price on the valuation date available prior to valuation. Securities and instruments which are listed on US and foreign stock exchanges are normally valued at the market closing price, the last sale price on the day the securities are valued or, lacking any sales on such day, at the last available bid price.

The board has delegated to the UBS Global Asset Management (Americas) Inc. Global Valuation Committee (“GVC”) the responsibility for making fair value determinations with respect to the Portfolios’ holdings. The GVC is comprised of representatives of management, including members of the investment team. The GVC provides reports to the board at each quarterly meeting regarding any securities or instruments that have been fair valued, valued pursuant to standing instructions approved by the GVC, or where non-vendor pricing sources had been used to make fair value determinations when sufficient information exists during the prior quarter. Fair valuation determinations are subject to review at least monthly by the GVC during scheduled meetings. Pricing decisions, processes, and controls over fair value determinations are subject to internal and external reviews, including annual internal compliance reviews and periodic internal audit reviews of securities valuations.

The types of securities and other instruments for which such fair value pricing may be necessary include, but are not limited to: foreign securities and instruments under some circumstances, as discussed below; securities of an issuer that has entered into a restructuring; securities or instruments whose trading has been halted or suspended; fixed income securities that are in default and for which there is no current market value quotation; and securities or instruments that are restricted as to transfer or resale. Various factors may be reviewed in order to make a good faith determination of a security’s or instrument’s fair value. These factors include, but are not limited to, fundamental analytical data relating to the investment; the nature and duration of restrictions on disposition of the securities or instruments; and the evaluation of forces which influence the market in which the securities or instruments are purchased and sold. Valuing securities and other instruments at fair value involves greater reliance on judgment than valuing securities and other instruments that have readily available market quotations. Fair value determinations can also involve reliance on quantitative models employed by an independent third party.

Each Portfolio expects to price most of its portfolio holdings based on current market value, as discussed previously. Securities and other instruments for which market quotations are not readily available may be valued based upon appraisals received from a pricing service using a computerized evaluation system or formula method that takes into consideration market indices, matrices, yield curves and other specific adjustments. Securities and other instruments also may be valued based on appraisals derived from information concerning the security or instrument or similar securities or instruments received from recognized dealers in those holdings. If a Portfolio concludes that a market quotation is not readily available for a portfolio security or instrument for any number of reasons, including the occurrence of a “significant event” (e.g., natural disaster or governmental action), after the close of trading in its principal domestic or foreign market but before the close of regular trading on the NYSE, the Portfolio will use fair value methods to reflect those events. This policy is intended to assure that each Portfolio’s net asset value fairly reflects the value of its portfolio holdings as of the time of pricing. PACE International Equity Investments, PACE International Emerging Markets Equity Investments, PACE Global Real Estate Securities Investments and PACE Alternative Strategies Investments may use a systematic fair valuation model provided by an independent third party to value securities or instruments principally traded in foreign markets in order to adjust for possible stale pricing that may occur between the close of the foreign exchanges and the time for valuation. If a security or instrument is valued at a “fair value,” that value is likely to be different from the last quoted market price for the security or instrument. The use of the fair valuation model may result in securities or instruments being transferred between Level 1 and Level 2 of the fair value hierarchy at reporting period ends. In cases where securities or instruments are traded on more than one exchange, the securities or instruments are valued on the exchange designated as the primary market by UBS Global Asset Management (Americas) Inc., the investment manager of the Portfolios.

Futures contracts are generally valued at the settlement price established each day on the exchange on which they are traded. Forward foreign currency contracts are valued daily using forward exchange rates quoted by independent pricing services. Swaps and other OTC derivatives are marked to market daily based upon values from third party vendors or quotations from market makers to the extent available. In the event that market quotations are not readily available or deemed unreliable, the swap is valued at fair value as determined in good faith by or under the direction of the board.

US generally accepted accounting principles (“US GAAP”) requires disclosure surrounding the various inputs that are used in determining the value of each Portfolio’s investments. These inputs are summarized into the three broad levels listed below:

Level 1—Unadjusted quoted prices in active markets for identical investments.

Level 2— Other significant observable inputs, including but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risks.

Level 3—Unobservable inputs inclusive of each Portfolio’s own assumptions in determining the fair value of investments.

In accordance with US GAAP a fair value hierarchy has been included near the end of each Portfolio’s Schedule of investments.

In January 2013, Accounting Standards Update 2013-01 (“ASU 2013-01”), “Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities”, replaced Accounting Standards Update 2011-11 (“ASU 2011-11”), “Disclosures about Offsetting Assets and Liabilities”. ASU 2013-01 is effective for fiscal years beginning on or after January 1, 2013, and interim periods within those annual periods. ASU 2011-11 was intended to enhance disclosure requirements on the offsetting of financial assets and liabilities. ASU 2013-01 limits the scope of the new balance sheet offsetting disclosures to derivatives, repurchase agreements, and securities lending transactions to the extent that they are (1) offset in the financial statements or (2) subject to an enforceable master netting arrangement or similar agreement. Management is currently evaluating the application of ASU 2013-01 and its impact, if any, on the Funds’ financial statements.

For more information regarding the Portfolios’ other significant accounting policies, please refer to the Portfolio’s semiannual report to shareholders dated January 31, 2013.

Item 2.  Controls and Procedures.

(a)           The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“Investment Company Act”)) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)           The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

(a)               Certifications of principal executive officer and principal financial officer of registrant pursuant to Rule 30a-2(a) under the Investment Company Act are attached hereto as Exhibit EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PACE Select Advisors Trust

By:	/s/ Mark E. Carver
Mark E. Carver
President

Date:	July 1, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mark E. Carver
Mark E. Carver
President

Date:	July 1, 2013

By:	/s/ Thomas Disbrow
Thomas Disbrow
Vice President and Treasurer

Date:	July 1, 2013